    As filed with the Securities and Exchange Commission on January 24, 1997


                                                       Registration No. 33-47703
                                                                        811-6654
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

================================================================================


                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |_|

     PRE-EFFECTIVE AMENDMENT NO.                                             |_|

     POST-EFFECTIVE AMENDMENT NO. 9                                          |X|



                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              |X|

AMENDMENT NO. 12


                        (Check appropriate box or boxes)

                            BNY Hamilton Funds, Inc.
               (Exact name of registrant as specified in charter)

            3435 Stelzer Road                             43219-3035
             Columbus, Ohio                               (Zip Code)
(Address of Principal Executive Offices)

         Registrant's Telephone Number, including Area Code (614) 470-8000

                                                       Copy to:
           George Martinez                     John E. Baumgardner, Jr.
          3435 Stelzer Road                       Sullivan & Cromwell
      Columbus, Ohio 43219-3035                    125 Broad Street
    (Name and Address of Agent for             New York, New York 10004
               Service)

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement. It is proposed that this filing will become effective (check appropriate box):


     |_|  immediately upon filing pursuant to paragraph (b)

     |_|  on (date) pursuant to paragraph (b)

     |_|  60 days after filing pursuant to paragraph (a)(1)

     |_|  on (date) pursuant to paragraph (a)(1)

     |X|  75 days after filing pursuant to paragraph (a)(2)

     |_|  on (date) pursuant to paragraph (a)(2), of Rule 485.

If appropriate, check the following box:

     |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


The Registrant has registered an indefinite number of shares under the Securities Act of 1933, pursuant to Rule 24f-2 of the Investment Company Act of 1940. Registrant's Rule 24f-2 Notice for the fiscal year ended December 31, 1996, will be filed with the Commission on or about February 26, 1997.


Total Number of Pages __________

Exhibit Number on Page __________

--------------------------------------------------------------------------------

                            CROSS-REFERENCE SHEET
                          (As required by Rule 495)


N-1A
Item No.                                   Location
--------                                   --------

PART A                                     Prospectus
------                                     ----------

Item 1.     Cover Page                     Cover Page

Item 2.     Synopsis                       Fee Table; Summary of Classes and
                                           Services Available for BNY Hamilton
                                           Money Fund

Item 3.     Condensed Financial            Financial Highlights; Additional Information
            Information

Item 4.     General Description of         Cover Page; Summary of Classes and Services
            Registrant                     Available for BNY Hamilton Money Fund;
                                           Investment Objectives and Policies; Description
                                           of Securities; Additional Investment
                                           Information and Risk Considerations; Investment
                                           Restrictions; Organization

Item 5.     Management of the Fund         Management of the Funds; Fund and Other
                                           Shareholder Services - General; Additional
                                           Information; Fee Table

Item 6.     Capital Stock and Other        Summary of Shareholder Services; Fund and Other
            Securities                     Shareholder Services; Purchase of Shares;
                                           Dividends and Distributions; Net Asset Value;
                                           Organization; Taxes; Additional Information

Item 7.     Purchase of Securities Being   Shareholder Services - Hamilton Shares;
            Offered                        Shareholder Services - Hamilton Premier Shares;
                                           Shareholder Services - Hamilton Classic Shares
                                           - BNY Hamilton Money Fund; Fund and Other
                                           Shareholder Services - General; Purchase of
                                           Shares; Exchange of Shares; Dividends and
                                           Distributions; Net Asset Value

Item 8.     Redemption or Repurchase       Shareholder Services - BNY Hamilton Money Fund
                                           - Hamilton Shares; Shareholder Services - BNY
                                           Hamilton Money Fund - Hamilton Premier Shares;

                                           Shareholder Services - BNY Hamilton Money Fund
                                           - Hamilton Classic Shares; Fund and Other
                                           Shareholder Services - General; Redemption of
                                           Shares; Exchange of Shares; Dividends and
                                           Distributions; Net Asset Value

Item 9.     Pending Legal Proceedings      Not Applicable

PART B                                     Statement of Additional Information
------                                     -----------------------------------

Item 10.    Cover Page                     Cover Page

Item 11.    Table of Contents              Table of Contents

Item 12.    General Information and        Additional Information
            History

Item 13.    Investment Objective and       Investment Objectives and Policies; Investment
            Policies                       Restrictions

Item 14.    Management of the Fund         Directors and Officers

Item 15.    Control Persons and Principal  Description of Shares
            Holders of Securities


N-1A
Item No.                                   Location
--------                                   --------

Item 16.    Investment Advisory and Other  Directors and Officers; Investment Adviser;
            Services                       Administrator; Distributor; Fund, Shareholder
                                           and Other Services; Expenses; Financial
                                           Statements

Item 17.    Brokerage Allocation           Portfolio Transactions and Brokerage

Item 18.    Capital Stock and Other        Description of Shares
            Securities

Item 19     Purchase, Redemption and       Net Asset Value; Purchase of Shares; Redemption
            Pricing of Securities Being    of Shares; Dividends and Distributions;
            Offered                        Exchange of Shares


Item 20.    Tax Status                     Dividends and Distributions; Taxes

Item 21.    Underwriters                   Administrator; Distributor

Item 22.    Calculation of Performance     Performance Data
            Data

Item 23.    Financial Statements           Financial Statements


PART C
------

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this registration statement.

================================================================================


                         BNY HAMILTON MONEY MARKET FUNDS


                              125 West 55th Street
                            New York, New York 10019
              For information call 1-800-426-9363 (1-800-4BNY-FND)

================================================================================


BNY Hamilton Funds, Inc. is a family of no-load mutual funds for which there are no sales charges, exchange fees or redemption fees. This Prospectus describes two (2) money market funds (individually, a "Fund" and collectively, the "Funds") offered by the BNY Hamilton Family of Funds.


================================================================================


Fund                          Objective               For Investors Seeking
----                          ---------               ---------------------
BNY Hamilton Money       To earn as high a level     Daily dividends,
Fund                     of current income as is     liquidity, and relatively
                         consistent with             low risk
                         preservation of capital
                         and maintenance of
                         liquidity by investing
                         principally in high
                         quality money market
                         instruments

-------------------------------------------------------------------------------

BNY Hamilton             To earn as high a level     Daily dividends,
Treasury Money Fund      of current income as is     liquidity, and relatively
                         consistent with             low risk
                         preservation of capital
                         and maintenance of
                         liquidity by investing
                         solely in short-term
                         obligations of the United
                         States Treasury and
                         repurchase agreements
                         fully collateralized by
                         obligations of the United
                         States Treasury



================================================================================


Investments in either Fund are not bank deposits or obligations of or guaranteed or insured by The Bank of New York, and the shares in either Fund are neither insured nor guaranteed by The United States Government, The Federal Deposit Insurance Corporation, The Federal Reserve Board or any other governmental agency. Although both Funds seek to maintain a stable net asset value of $1.00 per share, there can be no assurance that either Fund will be able to do so.


This Prospectus sets forth concisely the information that a prospective investor should know about the Funds before investing and should be retained for future reference. Additional information about the Funds or other funds within the BNY Hamilton Family of Funds has been filed with the Securities and Exchange Commission in the Statement of Additional Information for BNY Hamilton Funds, Inc., dated March 31, 1997. This information is incorporated by reference and is available without charge upon request from the Funds' distributor, BNY Hamilton Distributors, Inc., 125 West 55th Street, New York, New York 10019, Attention:
BNY Hamilton Funds, Inc. 1-800-4BNY-FND (1-800-426-9363).


================================================================================

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

================================================================================

                The date of this Prospectus is March 31, 1997

                   SUMMARY OF CLASSES AND SERVICES AVAILABLE

                     FOR BNY HAMILTON MONEY MARKET FUNDS(1)


--------------------------------------------------------------------------------


       INVESTMENT        FOR INVESTORS SEEKING(2)      SERVICES PROVIDED
       ----------        ------------------------      -----------------

Hamilton Shares          Daily dividends and     * Wire order processing
(Institutional           liquidity               * Detailed statements sent to
investors only)                                    you directly each month
                                                 * Confirmation statements
                                                   mailed to you after each
                                                   transaction
--------------------------------------------------------------------------------
                         Daily dividends and     * Wire order processing
Hamilton Premier Shares  liquidity through a     * Detailed statements sent to
(Institutional           sweep facility            you directly each month
investors only)                                  * Confirmation statements
                                                   mailed to you after each
                                                   transaction
                                                 * Automatic investment of
                                                   assets via a "sweep"
                                                   facility, pursuant to
                                                   specific preauthorized
                                                   instructions
--------------------------------------------------------------------------------

Hamilton Classic Shares  Daily dividends and     * Wire order processing
(Individual and          liquidity as an         * Detailed statements sent to
institutional            alternative investment    you directly each month
investors  --  BNY                               * Confirmation statements
Hamilton Money Fund                                mailed to you after each
only)                                              transaction
                                                 * Automatic Investment Program
                                                 * Direct Deposit Program (for
                                                   individuals receiving income
                                                   from the federal government,
                                                   and for employees and
                                                   retirees of The Bank of New
                                                   York and its affiliates)
                                                 * Automatic Withdrawal Program
                                                 * Check Redemption
                                                 * Individual Retirement Account

--------------------------------------------------------------------------------

(1) Hamilton Shares and Hamilton Premier Shares are available in both BNY Hamilton Money Fund and BNY Hamilton Treasury Money Fund.


(2) Investors are cautioned that investments in the Funds offered hereby are not FDIC insured.

                                TABLE OF CONTENTS



                                                                            Page
                                                                            ----
Fee Table ................................................................   4

Financial Highlights .....................................................   6

Investment Objectives and Policies .......................................   8

Description of Securities ................................................   8

Additional Investment Information and
Risk Considerations ......................................................  10

Investment Restrictions ..................................................  12

Management of the Funds ..................................................  13

Fund and Other Shareholder Services  -  General ..........................  14

Shareholder Services - Hamilton Shares -
                       BNY Hamilton Money Fund and
                       BNY Hamilton Treasury Money Fund ..................  17

Shareholder Services - Hamilton Premier Shares -
                       BNY Hamilton Money Fund and
                       BNY Hamilton Treasury Money Fund ..................  18

Shareholder Services - Hamilton Classic Shares -
                       BNY Hamilton Money Fund ...........................  18

Purchase of Shares .......................................................  22

Redemption of Shares .....................................................  24

Exchange of Shares .......................................................  25

Dividends and Distributions ..............................................  26

Net Asset Value ..........................................................  26

Organization .............................................................  27

Taxes ....................................................................  28

Additional Information ...................................................  29

================================================================================
FEE TABLE


BNY Hamilton Money Fund consists of three classes of shares: Hamilton Shares, Hamilton Premier Shares, and Hamilton Classic Shares. BNY Hamilton Treasury Money Fund consists of two classes of shares: Hamilton Shares and Hamilton Premier Shares.


The following table illustrates that investors in the Funds will incur no shareholder transaction expenses; their investments will be subject only to the annual operating expenses set forth below.



                                                                BNY Hamilton
                                                               Treasury Money
                                  BNY Hamilton Money Fund           Fund
                                  -----------------------      --------------
                                          Hamilton  Hamilton           Hamilton
                                Hamilton  Premier   Classic  Hamilton  Premier
                                 Shares    Shares    Shares   Shares    Shares
                                 ------    ------    ------   ------    ------
SHAREHOLDER TRANSACTION
  EXPENSES:
Sales Load Imposed on Purchases   None      None      None     None      None
Sales Load Imposed on
  Reinvested Dividends.......     None      None      None     None      None
Deferred Sales Load..........     None      None      None     None      None
Redemption Fees..............     None      None      None     None      None
Exchange Fees................     None      None      None     None      None

ANNUAL FUND OPERATING EXPENSES:
(as a percentage of average
  daily net assets)
Management Fees..............     .20%      .20%     .20%      .20%      .20%
12b-1 Fees...................     .00%      .00%     .25%      .00%      .00%
Shareholder Servicing Fees...     .00%      .25%     .25%      .00%      .25%
Other Expenses...............     .07%      .08%*    .08%*     .10%      .10%
                                  ----      -----     -----    ----      ----
Total Fund Operating Expenses     .27%      .53%     .78%      .30%      .55%

Example

An investor would pay the
following expenses on a $1,000
investment, assuming (1) 5%
annual return and (2)
redemption at the end of each
time period:


                                                                 BNY Hamilton
                                                                Treasury Money
                                  BNY Hamilton Money Fund            Fund
                                  -----------------------       --------------
                                          Hamilton  Hamilton            Hamilton
                                Hamilton  Premier   Classic   Hamilton  Premier
                                 Shares    Shares    Shares    Shares    Shares
  1 year.....................      $ 3       $ 5      $ 8        $ 3      $ 6
  3 years....................      $ 9       $17      $25        $10      $18
  5 years....................      $15       $30      $43        N/A      N/A
 10 years....................      $34       $67      $97        N/A      N/A



This table is designed to assist investors in understanding the various direct and indirect costs that an investor would bear. The Adviser (as defined in "Management of the Funds") has agreed to limit expenses of BNY Hamilton Treasury Money Fund to .30% and .55% of average daily net assets of its Hamilton Shares and Premier Shares, respectively. Had expenses not been limited, Other Expenses would have been .16% and .16% for the Hamilton Shares and Hamilton Premier Shares of BNY Hamilton Treasury Money Fund, respectively, and Total Fund Operating Expenses would have been .36% and .61% for the Hamilton Shares and Hamilton Premier Shares of BNY Hamilton Treasury Money Fund, respectively. Expenses are not limited by the Adviser with respect to BNY Hamilton Money Fund. Management reserves the right to implement or discontinue expense limitations at any time. See "Fund and Other Shareholder Services General - Fee Waivers".



For a description of contractual fee arrangements or the fees and expenses included in Other Expenses, see "Management of the Fund" and "Fund and Other Shareholder Services - General". In connection with the example, please note that $1,000 is less than the minimum initial investment requirement and that there are no redemption or exchange fees of any kind. See the "Shareholder Services" sections, "Purchase of Shares", and "Redemption of Shares".




The example is hypothetical; it is included solely for illustrative purposes. It should not be considered a representation of past or future performance; actual expenses may be more or less than those shown. Expenses paid as shown above reflect estimates made by the Funds as of the date of this prospectus.

================================================================================
FINANCIAL HIGHLIGHTS


The following selected data for an outstanding share of BNY Hamilton Money Fund, except for the six months ended June 30, 1996, has been audited by Deloitte & Touche LLP, independent accountants, whose report thereon was unqualified. This information should be read in conjunction with the financial statements and related notes that appear in the Statement of Additional Information. No shares for either class of BNY Hamilton Treasury Money Fund were outstanding for the periods noted below.




                                                               Hamilton Shares
                                    ---------------------------------------------------------------------

                                                                                               For The
                                                                                                Period
                                                                                               August 7,
                                     Six Months                                                  1992*
                                       Ended                 Year Ended December 31,            Through
                                      June 30,          --------------------------------      December 31,
                                        1996            1995          1994          1993          1992
                                        ----            ----          ----          ----          ----
PER SHARE DATA:
Net asset value at beginning
  of period                          $   1.00         $   1.00      $   1.00      $   1.00      $   1.00
                                     --------         --------      --------      --------      --------
Income from investment operations
Net investment income                   0.026            0.057         0.040         0.030         0.012
                                     --------         --------      --------      --------      --------
Dividends
Dividends from net investment
  income                               (0.026)          (0.057)       (0.040)       (0.030)       (0.012)
                                     --------         --------      --------      --------      --------
Net asset value at end of period     $   1.00         $   1.00      $   1.00      $   1.00      $   1.00
                                     ========         ========      ========      ========      ========

TOTAL RETURN:                            2.60%**          5.84%         4.02%         3.03%         1.26%**
RATIOS/SUPPLEMENTAL DATA
Net assets at end of period
  (000's omitted)                    $723,761         $604,053      $235,220      $307,395      $135,852
Ratio to average net assets of:
Expenses, net of waiver from The
  Bank of New York                       0.27%***         0.26%         0.30%         0.27%         0.20%***
Expenses, prior to waiver from
  The Bank of New York                   0.27%***         0.26%         0.32%         0.32%         0.49%***
Net investment income, net of
  waiver from The Bank of New York       5.17%***         5.67%         3.92%         2.97%         3.11%***





*     Commencement of investment operations for the respective class of shares.
**    Not annualized.
***   Annualized.

                                           Hamilton Premier Shares               Hamilton Classic Shares
                                           -----------------------               -----------------------
                                                                 For The                         For The
                                                                  Period                          Period
                                                                 August 7,                       August 7,
                                 Six Months                        1992*         Six Months        1992*
                                    Ended         Year Ended      Through           Ended         Through
                                   June 30,       December 31,  December 31,       June 30,     December 31,
                                     1996             1995          1994             1996           1995
                                     ----             ----          ----             ----           ----
PER SHARE DATA:
Net asset value at beginning
  of period                        $   1.00         $   1.00      $   1.00         $  1.00        $  1.00
                                   --------         --------      --------         -------        -------
Income from investment
operations
Net investment income                 0.024            0.054         0.017           0.023          0.004
                                   --------         --------      --------         -------        -------
Dividends
Dividends from net investment
  income                             (0.024)          (0.054)       (0.017)         (0.023)        (0.004)
                                   --------         --------      --------         -------        -------
Net asset value at end of period   $   1.00         $   1.00      $   1.00         $  1.00        $  1.00
                                   ========         ========      ========         =======        =======

TOTAL RETURN:                          2.46%**          5.54%         1.69%**         2.34%**        0.40%**
RATIOS/SUPPLEMENTAL DATA
Net assets at end of period
  (000's omitted)                  $374,751         $340,163      $107,799         $13,929        $ 3,098
Ratio to average net assets of:
Expenses                               0.53%***         0.54%         0.61%           0.78%***       0.76%***
Net investment income                  4.90%***         5.40%         4.40%           4.65%***       5.18%***



*     Commencement of investment operations for the respective class of shares.
**    Not annualized.
***   Annualized.



Further information about the performance of the classes of the BNY Hamilton Money Fund is contained in the Fund's annual report to shareholders, which may be obtained from the distributor, BNY Hamilton Distributors, Inc., upon request and without charge.

================================================================================

INVESTMENT OBJECTIVE AND POLICIES


The investment objective of each of the Funds is described below, together with the policies each Fund will employ in its efforts to achieve its objective. There can be no assurance that either Fund will attain its investment objective.


Introduction. The Funds are open-end management investment companies (commonly known as mutual funds) registered under the Investment Company Act of 1940 (the "1940 Act"). Each Fund is considered a separate pool of assets with its own distinctive investment objective and policies, as described below.


BNY Hamilton Money Fund (the "Money Fund"). The Money Fund's investment objective is to earn as high a level of current income as is consistent with preservation of capital and maintenance of liquidity by investing in high quality money market instruments.


BNY Hamilton Treasury Money Fund (the "Treasury Money Fund"). The Treasury Money Fund's investment objective is to earn as high a level of current income as is consistent with preservation of capital and maintenance of liquidity by investing solely in short-term obligations of the United States Treasury and repurchase agreements fully collateralized by obligations of the United States Treasury.


Each Fund will maintain a dollar-weighted average portfolio maturity of not more than 90 days and will only purchase securities having a remaining maturity of 397 days or less.


Because each Fund only invests in high quality money market securities (limited, in the case of the Treasury Money Fund, to U.S. Government Securities), see "Additional Investment Information and Risk Considerations", the Funds may not be able to achieve as high a level of current income under all market conditions as would be possible if they were permitted to invest in lower quality and longer term securities, which generally are less liquid, have greater market risk and are subject to more fluctuation of market value.


================================================================================

DESCRIPTION OF SECURITIES


United States Government Obligations. The Treasury Money Fund will, and the Money Fund may, invest in obligations issued or guaranteed by the United States Government or, in the case of the Money Fund, by its agencies or instrumentalities. Securities that are backed by the full faith and credit of the United States include Treasury bills, Treasury bonds and obligations of the Government National Mortgage Association, the Farmers Home Administration and the Export-Import Bank. Obligations issued or guaranteed by federal agencies or instrumentalities are not always backed by the "full faith and credit" of the United States. The Money Fund may invest in obligations that are not backed by the full faith and credit of the United States and, in the case of such investments, the Money Fund must look principally to the agency issuing or guaranteeing the obligations for legitimate repayment. Securities in which the Money Fund may invest that are not backed by the full faith and credit of the United States include, but are not limited to, obligations of the Federal National Mortgage Association, the Tennessee Valley Authority, the Federal Farm Credit System and Federal Home Loan Banks. A Fund may also invest in component parts of United States Treasury notes or bonds, namely either the corpus (principal) of such Treasury obligations or one of the interest payments scheduled to be paid on such obligations. Certain arrangements by which such components are offered have been created by private sponsors, such as investment banks and securities dealers, and are not United States Government securities.



Bank Obligations. As is consistent with its credit quality parameters, the Money Fund may invest in high quality negotiable certificates of deposit, time deposits and bankers' acceptances of domestic and foreign issuers. Investments in such obligations will be limited, at the time of investment, to the obligations of domestic banks that are subject to regulatory supervision by the United States Government or state governments, and the obligations of foreign banks with branches or agencies in the United States.


Investments in foreign banks and foreign branches of United States banks involve certain risks not generally associated with investments in domestic banks. While domestic banks are required to maintain certain reserves and are subject to other regulations, such requirements and regulations may not apply to foreign branches. Investments in foreign banks and branches may also be subject to other risks, including future political and economic developments, the seizure or nationalization of foreign deposits and the establishment of exchange controls or other restrictions. For more information about foreign investments, see "Additional Investment Information and Risk Considerations -- Foreign Investment Risk".


The Money Fund may also invest in obligations of international banking institutions designated or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the World Bank, the Inter-American Development Bank and the European Investment Bank). These obligations may be supported by appropriated but unpaid commitments of their member countries, and there is no assurance these commitments will be undertaken or met in the future.


Commercial Paper. The Money Fund may invest in high quality commercial paper issued by domestic issuers. The Money Fund may also invest in the commercial paper of foreign issuers provided the commercial paper is United States dollar-denominated. For more information about foreign investments, see "Additional Investment Information and Risk Considerations -- Foreign Investment Risk".


Repurchase Agreements. Each Fund may invest in securities generally referred to as repurchase agreements, provided the agreements are entered into with dealers meeting credit criteria established by the Board of Directors of BNY Hamilton Funds, Inc. (the "Directors"), monitored by each Fund's investment adviser and fully collateralized by (i) United States Government (and, in the case of the Money Fund, United States agency or instrumentality) obligations or (ii) in the case of the Money Fund, other securities rated in the highest rating category by one or more Nationally Recognized Statistical Rating Organizations ("NRSROs") at the time of purchase.

See "Quality Information" for a further description of certain NRSROs. Also see "Additional Investment Information and Risk Considerations - Repurchase Agreements" for a discussion of further risks associated with repurchase agreements.


Corporate Bonds and Notes. The Money Fund may invest in high quality corporate bonds and notes issued by United States corporations. The Money Fund may also invest in the bonds of foreign issuers provided the bonds are United States dollar-denominated and are not subject to foreign withholding tax.


Foreign Government Obligations. The Money Fund may invest in short-term obligations of foreign sovereign governments or of their agencies, instrumentalities, authorities or political subdivisions, provided the short-term obligations are United States dollar-denominated. For the purpose of applying the Money Fund's fundamental concentration policy, it will consider each sovereign government, together with all of its agencies, instrumentalities, authorities and political subdivisions, as being engaged in the same industry. See "Investment Restrictions".


Quality Information. The Money Fund will limit its investments to those securities that, in accordance with guidelines adopted by the Directors, present minimal credit risks and are "First Tier Securities" (as defined in Rule 2a-7 promulgated under the 1940 Act) at the time of acquisition by the Money Fund. The term "First Tier Securities" generally includes securities rated by the requisite NRSROs in the highest short-term rating categories, securities of issuers that have received such ratings with respect to other comparable short-term debt securities and comparable unrated securities. Requisite NRSROs means (a) any two NRSROs that have issued a rating with respect to a security or class of debt obligations of an issuers, or (b) one NRSRO, if only one NRSRO has issued such a rating at the time that the Money Fund acquires the security. Currently, there are six NRSROs: Standard & Poor's Ratings Group, Moody's Investors Service, Inc., Fitch Investors Services, L.P., Duff and Phelps/MCM, IBCA Limited and its affiliate, IBCA, Inc. and Thomson Bankwatch. The ratings categories of Standard & Poor's and Moody's Investors Service are described in the Appendix to the Statement of Additional Information. The Money Fund generally may not invest more than 5% of its total assets in the securities of any one issuer, except for United States government securities.


================================================================================
ADDITIONAL INVESTMENT INFORMATION AND RISK CONSIDERATIONS

When-Issued and Delayed Delivery Securities. The Money Fund may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no interest or income accrues to the Money Fund until settlement. The Money Fund will maintain with its custodian a separate account with a segregated portfolio of liquid assets consisting of cash, United States Government securities or other liquid, high-grade debt securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, the Money Fund is relying on the other party to consummate the transaction; if the other party fails to do so, the Money Fund may be disadvantaged. It is the current policy of the Money Fund not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of its total assets less liabilities other than the obligations created by these commitments.


Repurchase Agreements. Both Funds may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines established by the Directors. In a repurchase agreement, a Fund buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and at a price reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week. A repurchase agreement may be viewed as a fully collateralized loan of money by a Fund to the seller. A Fund always receives, as collateral, securities with a market value at least equal to the purchase price plus accrued interest and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, a Fund might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, a Fund's realization upon the collateral may be delayed or limited. Investments in certain repurchase agreements and certain other investments that may be considered illiquid are limited as set forth under "Investment Restrictions".


Reverse Repurchase Agreements. The Money Fund is permitted to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Money Fund sells a security and agrees to repurchase it at a mutually agreed upon date and at a price reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Money Fund. The Money Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Money Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. The Money Fund will establish and maintain with its custodian a separate account with a segregated portfolio of liquid assets consisting of cash, United States Government securities or other liquid, high-grade debt securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements.


If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on the

Money Fund's ability to maintain a net asset value of $1.00 per share for each class of shares. Reverse repurchase agreements also involve the risk that the market value of the securities retained by the Money Fund may decline below the price of the securities it has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Money Fund's use of proceeds from the agreement may be restricted pending a determination by the other party or its trustee or receiver whether to enforce the Money Fund's obligation to repurchase the securities.


Foreign Investment Risk. The Money Fund may invest in certain foreign securities, as described in "Description of Securities". Investments in obligations of foreign issuers, foreign sovereign governments, and in foreign branches of domestic banks involves somewhat different investment risks from those affecting obligations of United States domestic issuers. For example, there may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic institutions. There may be also be less government supervision than in the United States. Foreign markets have substantially less trading volume than domestic markets and securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Brokerage commissions and other transaction costs in foreign markets are generally higher than in the United States. Interest paid by foreign issuers may be subject to withholding and other foreign taxes that may decrease the net return on foreign investments as compared to investments the Money Fund may make in securities of domestic institutions. Additional risks include the potential impact of adverse future political and economic developments, the possibility that a foreign jurisdiction might impose or change withholding taxes on income payable with respect to foreign securities, the possible seizure, nationalization or expropriation of one or more foreign issuers or foreign deposits and the possible adoption of foreign governmental restrictions such as exchange controls. The Money Fund's investment adviser takes these foreign investment risks into consideration when making investment decisions.


Variable and Floating Rate Instruments. While the Funds will generally only invest in securities that mature within 397 days of the date of purchase, the Money Fund may invest in variable and floating rate instruments that have stated final maturities in excess of 397 days if such instruments meet and comply with conditions established by the Securities and Exchange Commission.


================================================================================

INVESTMENT RESTRICTIONS

As the Funds are diversified series of a registered investment company, 75% of the value of a Fund's assets must be limited such that: (a) it does not consist of securities of any one issuer with a value greater than 5% of the value of the total assets of such Fund, except obligations of the United States Government and its agencies and instrumentalities, and (b) the particular Fund may not own more than 10% of the outstanding voting securities of any one issuer. Both Funds are subject to additional requirements governing money market funds that use the amortized cost method to value assets. These requirements generally prohibit the Funds from investing more than 5% of their respective total assets in the securities of any single issuer, except obligations of the United States Government and its agencies and instrumentalities.


Each Fund also operates under certain investment restrictions that, together with its investment objective, are deemed fundamental policies of the Fund -- i.e., they may only be changed with the approval of the holders of a majority of the relevant Fund's outstanding shares. Neither Fund may: (i) acquire any illiquid securities if, as a result, more than 10% of the market value of its net assets would be in investments that are illiquid; (ii) enter into reverse repurchase agreements exceeding one-third of the market value of its total assets, less liabilities other than obligations created by reverse repurchase agreements; (iii) borrow money, except from banks for extraordinary or emergency purposes, and then only in amounts up to 20% of the value of the Fund's total assets (taken at cost at time of borrowing) and except in connection with permitted reverse repurchase agreements; or mortgage, pledge, or hypothecate any assets except in connection with any borrowing in amounts up to 20% of the value of the Fund's net assets at the time of borrowing; (iv) purchase securities while borrowing (including reverse repurchase agreements) exceed 5% of its total assets; or (v) invest more than 25% of its assets in any one industry, except that each Fund may invest more than 25% of its assets in securities and other instrumentalities issued by banks and bank holding companies organized under the laws of the United States or any state thereunder.


In addition, the Directors have adopted as an operating policy, which may not be changed without approval of a majority of the outstanding shares, that the Money Fund may not: (i) purchase any short-term debt securities unless such securities are rated as described in "Description of Securities -- Quality Information" or, if not so rated, securities determined to be of comparable quality in accordance with procedures established by the Directors; (ii) purchase securities that cannot be offered for public sale in the United States without first being registered under the Securities Act of 1933, as amended, including but not limited to securities that can be purchased pursuant to Rule 144A of said Act, and (iii) lend its securities. Restriction (iii) is also applicable to the Treasury Money Fund.


For a more detailed discussion of the above investment restrictions, including a description of applicability to each Fund, see "Investment Restrictions and Additional Information" in the Statement of Additional Information.


================================================================================

MANAGEMENT OF THE FUNDS


Directors. Pursuant to the Articles of Incorporation and Bylaws of BNY Hamilton Funds, Inc., the Directors decide upon matters of general policy and review the actions of the investment adviser, administrator, distributor and other service providers to each Fund. The Statement of Additional Information contains the name and general business experience of each Director.


Investment Adviser. The Bank of New York serves as each Fund's investment adviser (the "Adviser"). The Adviser, which has its principal offices at 48 Wall Street, New York, New York 10286, is New York's first bank, founded by Alexander Hamilton in 1784, and is one of the largest commercial banks in the United States, having over $51 billion in assets at September 30, 1996. It is the leading retail bank in the greater New York suburban area, having 376 branches at September 30, 1996. As of September 30, 1996, the Adviser provided administrative or advisory services to approximately $54 billion in assets.


The Adviser will manage the investments of each Fund and will be responsible for all purchases and sales of each Fund's portfolio securities. The Adviser's fee accrues daily and is payable monthly at the annual rate of .10% of average daily net assets of each Fund.


Administrator. BNY Hamilton Distributors, Inc. ("BNY Hamilton Distributors") serves as administrator (the "Administrator") to, and will assist generally in supervising the operations of, each Fund. BNY Hamilton Distributors is a Delaware corporation organized to administer and distribute mutual funds; its offices are located at 3435 Stelzer Road, Columbus, Ohio 43219-3035.

The Administration Agreement requires the Administrator to provide facilities, equipment and personnel to carry out administrative services for each Fund, including, among other things, providing the services of persons who may be appointed as officers and directors of BNY Hamilton Funds, Inc., overseeing the performance of the transfer agent (as described in "Fund and Other Shareholder Services -- General -- Transfer Agent"), supervising purchase and redemption orders (made via telephone, mail and direct deposit), and monitoring the Distributor's compliance with the rules and regulations of the National Association of Securities Dealers and federal and state securities laws (also see "Distributor" below). The Administrator is responsible for coordinating and overseeing compliance by the Directors with Maryland corporate procedural requirements (as the Funds are series of a Maryland corporation; see "Organization"). The Administrator also assists in updating and printing the Funds' prospectus and statement of additional information, administering shareholder meetings, producing proxy statements and annual and semi-annual reports, monitoring the Adviser's compliance with the stated investment objectives and restrictions of each Fund and monitoring the custodian, fund accounting, transfer agency, administration, distribution, advisory and legal services that are provided to each Fund.


The Administration Agreement permits the Administrator to delegate certain of its responsibilities to other service providers. Pursuant to this authority, The Bank of New York provides certain administrative functions for the Administrator. The Bank of New York is not an affiliated person of BNY Hamilton Distributors.


Each Fund pays administration fees that are accrued daily and payable monthly at the rate of .10% of average daily net assets of such Fund.


Distributor. In addition to acting as Administrator, BNY Hamilton Distributors will be the exclusive underwriter and distributor of shares of each Fund (the "Distributor").


The Distributor will make a continuous offering of each Fund's shares and will bear the costs and expenses of distributing to selected dealers and prospective investors copies of any prospectuses, statements of additional information and annual and interim reports of the Funds (after such items have been prepared, printed and sent by the Funds at their expense to existing shareholders) that are used in connection with the offering of shares, and the costs and expenses of preparing, printing and distributing any other literature used by the Distributor or furnished by it for use by selected dealers in connection with the offering of each Fund's shares for sale to the public.


================================================================================
FUND AND OTHER SHAREHOLDER SERVICES  -  GENERAL

Custodian and Fund Accounting Agent. The Bank of New York, 90 Washington Street, New York, New York 10286, serves as each Fund's custodian. Each Fund has also entered into a Cash Management and Related Services Agreement with The Bank of New York pursuant to which The Bank of New York, as custodian, receives and disburses funds in connection with purchases and redemptions of the Fund's shares.

The Bank of New York also serves as the fund accounting agent for each Fund with responsibility for calculating the net asset value per share for each class thereof and for maintaining the books and records of each such class.


Transfer Agent. BISYS Fund Services, Inc. is the transfer agent for each class of shares of each Fund. BISYS Fund Services, Inc. is a wholly-owned subsidiary of The BISYS Group, Inc. ("BISYS"). BISYS owns BNY Hamilton Distributors, Inc., the Funds' Administrator and Distributor. The transfer agent maintains the account records of shareholders of each Fund and administers the distribution of any dividends or distributions declared by the Funds.


Distribution Plan. The Directors have adopted a distribution plan ("12b-1 Plan") with respect to Hamilton Classic Shares of the Money Fund, which will permit the Money Fund to pay the Distributor up to .25% per annum of the average daily net assets of such class. These expenses include, but are not limited to, fees paid to broker-dealers, telemarketing expenses, advertising costs, printing costs, and the cost of distributing materials borne by the Distributor in connection with sales or selling efforts on behalf of the above-noted shares.


The Hamilton Classic Shares of the Money Fund also bears the costs associated with implementing and operating its 12b-1 Plan (such as costs of printing and mailing service agreements). The items for which payments may be made under the 12b-1 Plan may constitute expenses of distributing the above-noted shares as the Securities and Exchange Commission construes such term under Rule 12b-1 of the 1940 Act.


If, in any month, expenses reimbursable under the 12b-1 Plan exceeds .25% per annum of average daily net assets, they will be carried forward from month to month to the extent they remain unpaid. All or a part of any such amount carried forward will be paid at such time, if ever, as the Directors determine. The Hamilton Classic Shares of the Money Fund will not be charged any interest, carrying or other finance charges on any distribution or other expense incurred and not paid, nor will any unreimbursed expense be carried forward past the fiscal year in which it is incurred.


Shareholder Servicing Plan. BNY Hamilton Funds, Inc. has adopted Shareholder Servicing Plans (the "Plans") pursuant to which Hamilton Premier Shares of the Money Fund and the Treasury Money Fund and Hamilton Classic Shares of the Money Fund are sold to certain institutions ("Shareholder Organizations") that enter into servicing agreements ("Shareholder Servicing Agreements") with BNY Hamilton

Funds, Inc. The Bank of New York and the Administrator have each entered into Shareholder Servicing Agreements with respect to Hamilton Premier Shares and Hamilton Classic Shares of the Money Fund, and it is expected that other organizations, including certain affiliates of The Bank of New York and the Administrator, may enter into Shareholder Servicing Agreements in the future. The Shareholder Servicing Agreements require the Shareholder Organizations to provide support services to their customers ("Customers") who are beneficial owners of Hamilton Premier Shares or Hamilton Classic Shares in return for payment by the Fund of .25% (on an annualized basis) of the average daily net asset value of the Hamilton Premier Shares or Hamilton Classic Shares beneficially owned by Customers of the Shareholder Organizations. Holders of Hamilton Premier Shares or Hamilton

Classic Shares will bear all fees payable to Shareholder Organizations for their services with respect to such shares. The Plans do not cover, and the fees thereunder are not payable to, Shareholder Organizations with respect to Hamilton Shares of either Fund.


The services to be provided by each Shareholder Organization include the following: aggregating and processing purchase and redemption requests from Customers and placing net purchase and redemption orders with the Distributor; providing Customers with a service that invests the assets of their other investment accounts in Hamilton Premier Shares or Hamilton Classic Shares automatically, pursuant to specific preauthorized instructions; processing dividend payments on behalf of Customers; providing information periodically to Customers regarding their position in Hamilton Premier Shares or Hamilton Classic Shares; arranging for bank wires; responding to Customer inquiries regarding services performed by the Shareholder Organizations; providing sub-accounting with respect to shares beneficially owned by Customers or the information necessary for sub-accounting; forwarding shareholder communications from the Funds to Customers; and other similar services as agreed to with the Funds.


The Funds will accrue, as expenses, fees payable made pursuant to each Plan daily. The Shareholder Servicing Agreements require each Shareholder Organization to waive a portion of any payment such organization is entitled to receive pursuant to either Plan to the extent necessary to assure that the Plan payments required to be charged to the Fund's Hamilton Premier Shares or Hamilton Classic Shares on any day do not exceed the income to be accrued to such shares on that day.


BNY Hamilton Funds, Inc. understands that Shareholder Organizations may charge fees to their Customers who are the beneficial owners of Hamilton Premier Shares or Hamilton Classic Shares in connection with their Customer accounts. These fees would be in addition to any amounts the Funds may pay a Shareholder Organization under a Shareholder Servicing Agreement. Under the terms of the Shareholder Servicing Agreements, Shareholder Organizations are required to disclose the compensation payable to them by a Fund and any other compensation payable by their Customers in connection with the investment of their assets in a Fund. Customers of Shareholder Organizations should read this Prospectus in conjunction with the terms governing their accounts with their Shareholder Organizations.


Conflict-of-interest restrictions may apply to an institution's receipt of compensation paid by a Fund in connection with the investment of fiduciary funds in Hamilton Premier Shares or Hamilton Classic Shares. Institutions, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the Securities and Exchange Commission, the Department of Labor or state securities commissions, are urged to consult their legal advisers before investing fiduciary funds in Hamilton Premier Shares of either Fund.


Banks may act as Shareholder Organizations. The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of underwriting securities. If a bank were prohibited from acting as a Shareholder Organization, its shareholder clients would be permitted by the Funds to remain shareholders of a Fund and alternative means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of a Fund might occur and a shareholder serviced by such bank might no longer be able to avail itself of automatic investment or other services then being provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.



In connection with the sale of Hamilton Premier Shares and Hamilton Classic Shares, the Funds obtain representations from Shareholder Organizations (including The Bank of New York and the Administrator) that they are or will be licensed as dealers as required by applicable law or will not engage in activities which would require them to be so licensed.


Fee Waivers. Except as noted in this Prospectus and the Statement of Additional Information, the Funds' service contractors bear all expenses in connection with the performance of their services and each Fund (and each class thereof) bears the expenses incurred in its operation. From time to time during the course of the Funds' fiscal year, each of the Administrator and the Adviser may voluntarily elect not to receive payment of fees under their respective agreements described above and/or to assume certain expenses of a Fund (or class thereof), while retaining the ability to be reimbursed by such Fund for such amount prior to the end of the fiscal year. This will have the effect of increasing yield to investors at the time such fees are not requested to be paid to, or amounts are assumed by, the Administrator or the Adviser and decreasing yield when such fees or amounts are reimbursed to the Administrator or the Adviser.


================================================================================

SHAREHOLDER SERVICES - HAMILTON SHARES - BNY HAMILTON MONEY FUND AND BNY HAMILTON TREASURY MONEY FUND



Purchase orders for Hamilton Shares of the Funds must be transmitted to the transfer agent by telephone c/o the Distributor (1-800-363-7925) or by terminal access.


Purchases via procedures established by The Bank of New York. Shares may be purchased through procedures established by The Bank of New York in connection with certain of its customer accounts. The Funds expect that The Bank of New York will transmit orders on behalf of its customers for the purchase of Fund shares on an omnibus basis. This Prospectus should be read in conjunction with any material provided by The Bank of New York regarding such procedures.


Regular Redemption. Redemption orders for Hamilton Shares must be transmitted to the transfer agent by telephone c/o the Distributor in the manner described for purchases at the beginning of this section. While each Fund seeks to maintain the net asset value per Hamilton Share at $1.00, there can be no assurance that it will be able to do so, and accordingly the proceeds paid upon redemption may be more or less than the amount invested depending upon a share's net asset value at the time of redemption.

================================================================================

SHAREHOLDER SERVICES - HAMILTON PREMIER SHARES - BNY HAMILTON MONEY FUND AND BNY HAMILTON TREASURY MONEY FUND


Hamilton Premier Shares of either Fund may be purchased by clients of The Bank of New York and other financial institutions (which may include banks) and their affiliates that have entered into Shareholder Servicing Agreements with BNY Hamilton Funds, Inc., on behalf of the Funds. Investors should contact their financial institution to determine if they are eligible to purchase Hamilton Premier Shares and to receive instructions for such purchase.


Purchases via procedures established by The Bank of New York. Hamilton Premier Shares may be purchased through procedures established by The Bank of New York in connection with certain of its customer accounts. In many instances, these procedures will include instructions under which a customer's account is swept automatically on a daily basis, and amounts (federal funds) in excess of a minimum balance agreed to by The Bank of New York and its customer are invested in a Fund. The Funds expect that The Bank of New York will transmit orders on behalf of its customers for the purchase of Fund shares arising from this automatic investment program on the day after excess balances are swept for the Money Fund, and on the same day excess balances are swept for the Treasury Money Fund. This Prospectus should be read in conjunction with any material provided by The Bank of New York regarding such procedures. Similar arrangements may also be available from Shareholder Organizations other than The Bank of New York.


Regular Redemption. Investors should contact their Shareholder Organization for appropriate instructions on redemption orders for Hamilton Premier Shares. While each Fund seeks to maintain the net asset value per Hamilton Premier Share at $1.00, there can be no assurance that it will be able to do so, and the proceeds paid upon redemption may be more or less than the amount invested depending upon a share's net asset value at the time of redemption.


================================================================================

SHAREHOLDER SERVICES - HAMILTON CLASSIC SHARES - BNY HAMILTON MONEY FUND

Hamilton Classic Shares of the Money Fund may be purchased directly from the Distributor, without any charge by the Money Fund. The minimum initial investment is $2,000 and the minimum subsequent investment is $100.


An investor desiring to purchase shares by mail should complete an Account Application and mail the application and a check payable to "BNY Hamilton Money Fund", to BNY Hamilton Funds, P. O. Box 163310, Columbus, Ohio 43216-3310. All subsequent payments should be mailed to BNY Hamilton Funds, Inc., P.O. Box 806, Newark, New Jersey 07101-0806. An investor desiring to purchase shares by wire should call the transfer agent at 1-800-952-6276 and place a purchase order. The investor's bank should be instructed to transmit immediately available funds by wire to The Bank of New York, ABA No. 021000018, BNY Hamilton Funds, DDA No. 8900275847, BNY Hamilton Money Fund for purchase of shares in the investor's name. It is important that the wire include the investor's name, address and tax identification number (social security number for individuals), indicate whether a new account is being established or a subsequent investment is being made to an established account and indicate the name of the Fund. If a subsequent investment is being made, the investor's Fund account number should be included. An investor should contact his or her bank for information on remitting funds in this manner, including any charges imposed by the bank for wiring funds.


A fee will be imposed by the transfer agent if any check used for investment in an account does not clear. All payments should be in U.S. dollars and drawn on U.S. banks. Third party checks will not be accepted. Purchase orders in proper form are effected on a day in which the Federal Reserve Bank of New York and the New York Stock Exchange are open for business (a "Business Day") at the net asset value per share next determined after receipt by the transfer agent at its office of both an order and federal funds. Purchases will not be effected until payments made in other than federal funds are converted to federal funds, which is ordinarily within two business days of receipt.


TeleTrade Purchases. Although this privilege may not be used to make an initial purchase, an investment in Hamilton Classic Shares of the Money Fund automatically entitles an investor to purchase shares (minimum of $500 and maximum of $50,000 per transaction) without charge by telephone unless the investor indicates on the Account Application or in a subsequent written notice to the transfer agent that he or she does not wish to use the TeleTrade privilege. Appropriate information concerning the investor's bank must be provided on the Account Application or in a subsequent signature guaranteed letter of instruction to the transfer agent before the TeleTrade privilege may be used. The proceeds will be transferred between the checking, NOW or bank money account designated in one of these documents and the investor's account. Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated. TeleTrade purchases will be effected at the net asset value next determined after receipt of payment by the transfer agent. The Money Fund may modify this privilege at any time or charge a service fee upon notice to shareholders. No such fee currently is contemplated. An investor who has selected the TeleTrade privilege may request TeleTrade purchases by telephoning the transfer agent at 1-800-952-6276.


Individual Retirement Accounts. Investors may purchase Hamilton Classic Shares of the Money Fund through an individual retirement account ("IRA") made available by BNY Hamilton Funds, Inc. For details regarding the purchase of Hamilton Classic Shares through an IRA, please call 1-800-4BNY-FND (1-800-426-9363). Investors are advised to consult their own legal counsel or tax adviser regarding these investments. Individuals who open an IRA may also open a non-working spousal IRA with a minimum investment of $250. Investors should also read the IRA Disclosure Statement and the Bank Custodial Agreement for further details as to eligibility, service fees and tax implications.



Investors may also purchase an IRA made available by BNY Hamilton Funds, Inc. for any of the Equity Income Funds, the Fixed Income Funds, or BNY Hamilton Intermediate Tax-Exempt Fund. Investors are urged to read the prospectuses for those funds before investing or sending money.

Automatic Investment Program. The Money Fund also makes available an Automatic Investment Program, which permits an investor to purchase Hamilton Classic Shares (minimum $100 per transaction) at regular intervals selected by the investor. Provided the investor's financial institution allows automatic withdrawals, shares are purchased by transferring funds from an investor's checking, bank money market or NOW account designated by the investor. At the investor's option, the account designated will be debited in the specified amount, and shares will be purchased, once a month, on either the first or fifteenth day, or twice a month, on both days. Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated. The minimum initial investment requirement for investors establishing an Automatic Investment account is $100. To establish an Automatic Investment account, an investor must check the appropriate box and supply the necessary information on the Account Application or subsequently file a written request with the transfer agent. Such applications are available from the Distributor. An investor may cancel this privilege or change the amount of purchase at any time by mailing written notification to the transfer agent at BNY Hamilton Funds, P. O. Box 163310, Columbus, Ohio 43216-3310 and notification will be effective seven days following receipt. The Money Fund may modify or terminate this privilege at any time or charge a service fee, although no such fee is currently contemplated.


Government Direct Deposit Program (Specific guidelines for investors receiving income from the federal government). If an investor receives federal salary, social security, or certain veteran's, military or other payments from the federal government, he or she is eligible for the Direct Deposit Program. With this Program, an investor may purchase Hamilton Classic Shares of the Money Fund (minimum of $100 and maximum of $50,000 per transaction) by having these payments automatically deposited into his or her Fund account. For instructions on how to enroll in the Direct Deposit Program, an investor should call the transfer agent at 1-800-952-6276. Death or legal incapacity will terminate an investor's participation in the Direct Deposit Program. An investor may elect at any time to terminate his or her participation by notifying the appropriate federal agency. Further, the Money Fund may terminate an investor's participation upon 30 days' notice to the investor.


Employee Direct Deposit Program (Employees and Retirees of The Bank of New
York). In certain circumstances, employees and retirees of The Bank of New York and its affiliates may purchase Hamilton Classic Shares of the Money Fund by having payments automatically deposited into their specific Fund account. Call

1-800-4BNY-FND (1-800-426-9363) for details. For employees and retirees of The Bank of New York and its affiliates, the minimum initial investment is $500 and the minimum subsequent investment is $40.


Regular Redemption. An investor may redeem shares in any amount by sending a written request to the BNY Hamilton Funds, P. O. Box 163310, Columbus, Ohio 43216-3310. Redemption orders are effected upon receipt by the transfer agent at its office.


Redemption requests must be signed by each shareholder, including each joint owner on redemption requests for joint accounts. A redemption request for (i) an amount in excess of $50,000 per day (ii) any amount if the proceeds are to be sent elsewhere than to the address of record, and (iii) an amount of $50,000 or less if the address of record has not been on file with the transfer agent for a period of 60 days, must be accompanied by a signature guarantee. The guarantor of a signature must be a bank that is a member of the FDIC, a trust company, a member firm of a national securities exchange or other eligible guarantor institution. The transfer agent will not accept guarantees from notaries public. Guarantees must be signed by an authorized signatory of the guarantor institution and "Signature Guaranteed" must appear with the signature.


TeleTrade Redemptions. An investor may redeem shares in the same manner and subject to the same limitations as described under Purchases of Shares -- TeleTrade earlier in this section. An investment in Hamilton Classic Shares of the Money Fund automatically entitles an investor to redeem his or her shares by telephone unless it is indicated on the Account Application that he or she does not wish to use the TeleTrade privilege. In most cases redemption proceeds will be on deposit in the investor's account at a domestic financial institution which is an Automated Clearing House member bank two business days after receipt of the redemption request. An investor may also request the redemption proceeds be sent by check. Checks will be sent only to the registered owner(s) and only to the address of record. Telephone privileges will be suspended for a period of ten days following a change of address. An investor who has selected the TeleTrade privilege may request TeleTrade redemptions by telephoning the transfer agent at 1-800-952-6276. Neither the Fund nor any of its service contractors will be liable for any loss or expense for acting upon any telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Money Fund will use such procedures as it considers reasonable as described in "Redemption of Shares" in the Statement of Additional Information.



Wire Redemption. An investment in Hamilton Classic Shares of the Money Fund automatically entitles an investor to redeem shares by wire unless the investor indicates on the Account Application or in a subsequent signature guaranteed written notice to the transfer agent that he or she does not wish to use this method of redemption. Appropriate information concerning the investor's bank must be provided on the Account Application or in a subsequent signature guaranteed letter of instruction to the transfer agent before shares may be redeemed by wire. Shareholders may instruct the transfer agent to redeem shares on written, telegraphic, or telephone instructions from any person representing to be the investor and believed by the transfer agent to be genuine. The responsibility of the transfer agent and certain other parties for telephonic instruction believed to be genuine is discussed in TeleTrade Redemptions earlier in this section. The proceeds of redemption will normally be wired in federal funds to the commercial bank specified by the investor in the Account Application. Redemption proceeds must be in an amount of at least $1,000, and may be subject to limits as to frequency and overall amount. Wire redemptions may be terminated or modified by the Money Fund at any time. A shareholder should contact his or her bank for information on any charges imposed by the bank in connection with the receipt of redemption proceeds by wire.


During periods of substantial economic or market change, telephone wire redemptions may be difficult to implement. If an investor is unable to contact the transfer agent by telephone, shares may also be redeemed by delivering the redemption request in person to the transfer agent or by mail as described above under "Regular Redemption". For additional information concerning wire redemptions, see the Statement of Additional Information and the Account Application.


Check Redemption. An investor may request on the Account Application that the Money Fund provide redemption checks ("Checks") drawn on the Hamilton Classic Shares. Checks will be sent only to the registered owner(s) and only to the address of record. The Account Application must be manually signed by the registered owner(s). Checks may be made payable to the order of any person in the amount of $500 or more. Dividends are earned until the Check clears the Fund. When a Check is presented to the transfer agent for payment, the transfer agent, as the investor's agent, will cause the Fund to redeem a sufficient number of the investor's shares to cover the amount of the Check. There is no charge to the investor for the use of the Checks; however, the transfer agent will impose a charge for stopping payment of a Check upon the request of the investor, or if the transfer agent cannot honor a Check due to insufficient funds or other valid reasons. Because dividends accrue daily, Checks cannot be used to close an account, as a small balance is likely to result.



Other Redemption Information. Redemption orders are effected at the net asset value per share next determined after receipt of the order by the transfer agent. The Money Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the transfer agent of a request in proper form, except as provided by the rules of the Securities and Exchange Commission. However, if the shares to be redeemed have been purchased by check or TeleTrade, the Money Fund may be requested to redeem shares for which it has not yet received good payment. In such circumstances, the Money Fund may delay the forwarding of proceeds for up to 15 days or more until payment has been collected for the purchase of such shares. This procedure does not apply to situations where the Money Fund receives payment in cash or immediately available funds for the purchase of shares. During the period prior to the time the shares are redeemed, dividends on such shares will accrue and be payable, and an investor will be entitled to exercise all other rights of beneficial ownership. An investor having purchased shares by wire must have filed an Account Application before any redemption requests can be honored.


The Money Fund reserves the right to redeem accounts (other than non-working spousal IRA accounts) involuntarily, upon 60 days' written notice, if the account's net asset value falls below the $500 minimum balance as a result of redemptions. Accounts that fall below $500 solely as a result of market fluctuations will not be subject to redemption by the Money Fund.


Automatic Withdrawal Plan. Investors having a $5,000 minimum account may request withdrawal of a dollar amount in multiples of $50 on a monthly, quarterly, semi-annual or annual basis. At the investor's option, monthly withdrawals will be made on either the first or fifteenth day of the month and quarterly, semi annual or annual withdrawals will be made on either the first or fifteenth day of the month selected. To participate in the automatic withdrawal plan, an investor must check the appropriate box and supply the necessary information on the Account Application which may be obtained from the Distributor or subsequently file a signature guaranteed written request with the transfer agent.

PURCHASE OF SHARES


Fund shares are sold at the net asset value per share next determined after receipt of a purchase order by the transfer agent. The Funds do not impose any fee for purchase orders placed directly with the transfer agent without the assistance of a broker-dealer. Broker-dealers (other than the Distributor) and others who process purchase orders on behalf of Customers may charge a fee for their services.



Purchase orders for shares are accepted by a Fund only on a day on which both the New York Stock Exchange and the custodian are open for business (a "Business Day"). As used herein, a "Business Day" is a day on which the New York Stock Exchange and the custodian are open for trading and any other day (other than a day on which no shares of a Fund are tendered for redemption and no order to purchase shares is received) during which there is sufficient trading in the Fund's portfolio securities that the Fund's net asset value per share might be materially affected.


Purchase orders received by the transfer agent before 4:30 p.m. Eastern time on a Business Day for either Fund will be executed as of the times noted for the respective Fund, if payment is received by the times noted for the respective Fund. Orders received after the times noted for the respective Fund, and orders for which payment has not been received by the times noted for the respective Fund, will not be accepted. A Fund may in its discretion reject any order for shares. Payment for orders which are not received or paid for in a timely manner or are not accepted by a Fund will be returned after prompt notification to the sending institution. On those days when the New York Stock Exchange or the custodian closes early as a result of such day being a partial holiday or otherwise, the right is reserved to advance the time on that day by which purchase orders and redemption requests must be received.


Payment for shares may be made only in federal funds or other funds immediately available to the transfer agent. Purchases made by check are not permitted to be redeemed until payment of the purchase has been collected, which may take up to ten business days after purchase. The Funds reserve the right to suspend the sale of shares to the public at any time, in response to conditions in the securities markets or otherwise.


Investors in Hamilton Shares, Hamilton Premier Shares and Hamilton Classic Shares are automatically entitled to purchase additional Fund shares by telephone unless they notify the transfer agent in writing that they do not wish to use this telephone privilege. There is no charge for the telephone purchase privilege. For details concerning this privilege for the Hamilton Classic Shares, see "Shareholder Services - Hamilton Classic Shares -TeleTrade Purchases".


The Distributor, from time to time, at its expense, will provide compensation to dealers in connection with sales of shares of any other funds in the BNY Hamilton Family of Funds. Such compensation will include non-cash payments which may take the form of (1) gift certificates, (2) tickets for entertainment events, (3) trips, including the provision of travel arrangements and lodging at vacation resorts and (4) merchandise. Dealers may not use sales of any Funds' shares to qualify for this compensation to the extent such sales may be prohibited by laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by any series of BNY Hamilton Funds, Inc. or its shareholders.


Federal regulations require that each investor provide a certified Taxpayer Identification Number (social security number for individuals) upon opening or reopening an account with a Fund. Investors should refer to the section entitled "Taxes" for further information about this requirement.


In the interest of economy and convenience and because of its operating procedures, the Funds will not issue certificates representing ownership of shares. All shares purchased will be confirmed and credited to investors' accounts on the books maintained by the Adviser or its agents for each class of the relevant Fund.


================================================================================
REDEMPTION OF SHARES


Redemption orders are effected at the net asset value per share next determined after receipt of the order by the transfer agent. Payment for redeemed shares for which a redemption order is received by the transfer agent prior to 4:30 p.m. Eastern time for either Fund on a Business Day is normally made in federal funds wired to the redeeming shareholder on the same Business Day. Payment for redeemed shares for which a redemption order is received after the time stated above on a Business Day is normally made in federal funds wired to the redeeming shareholder on the next Business Day following redemption. In order to allow The Bank of New York to most effectively manage each Fund, investors are urged to initiate redemptions of shares as early in the day as possible and to notify the transfer agent at least one day in advance of redemptions in excess of $5 million. The Funds reserve the right to wire redemption proceeds up to seven days after receiving the redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect a Fund. Investors in Hamilton Shares, Hamilton Premier Shares and Hamilton Classic Shares are automatically entitled to redeem shares, without charge, by telephone, unless they notify the transfer agent in writing that they do not wish to use this telephone privilege.


None of the Funds, the Distributor, the transfer agent or the Funds' other service contractors will be responsible for any loss or expense for acting upon telephone instructions that they believe to be genuine. In attempting to confirm that telephone instructions are genuine, the Funds and their service contractors will use such procedures as they consider reasonable as described in "Redemption of Shares" in the Statement of Additional Information. To the extent that the Funds or their service contractors do not use reasonable procedures to form their belief as to the genuineness of accountholders' instructions, it and/or its service contractors may be responsible for such instructions as are fraudulent or unauthorized.


Redemption orders submitted directly to the transfer agent without the assistance of a broker-dealer or other person, and orders submitted by the Distributor for its brokerage customers, are processed without charge. Broker-dealers (other than the Distributor) and others who process redemption orders on behalf of their customers may charge a fee for their services.

With respect to Hamilton Shares and Hamilton Premier Shares, the Funds may suspend the right of redemption or postpone the date of payment upon redemption (as well as suspend or postpone the recordation of the transfer of its shares) for such periods as are permitted under the 1940 Act. The Funds reserve the right to redeem Hamilton Shares and Hamilton Premier Shares in any account at their net asset value if the value of the account is less than $500,000 as a result of redemptions. The shareholder having the account will first be notified in writing that its account has a value of less than $500,000 and will be allowed 60 days to make additional investments to bring the value of its account to $500,000 before the redemption is processed by the Fund. In addition, the Funds may redeem Hamilton Shares and Hamilton Premier Shares under certain special circumstances described in the Statement of Additional Information under "Redemption of Shares".


Hamilton Shares and Hamilton Premier Shares may be redeemed through procedures established by The Bank of New York in connection with certain of its customer accounts. In many instances, these procedures will include instructions under which Hamilton Shares and Hamilton Premier Shares are redeemed automatically in amounts necessary to maintain a specific previously agreed upon balance in the customer's account at The Bank of New York. This Prospectus should be read in conjunction with any material provided by The Bank of New York regarding such procedures. Similar arrangements may also be available from Shareholder Organizations other than The Bank of New York.


================================================================================
EXCHANGE OF SHARES


An investor may exchange shares between the Funds described in this prospectus and any other fund in the BNY Hamilton Family of Funds described in the relevant prospectuses for the Equity Funds, the Fixed Income Funds or the Tax-Exempt Funds.


Shareholders of either Fund must request and obtain a current copy of the relevant prospectus before exchanging their investment in the Money Fund or the Treasury Money Fund for an initial investment in one of the other members of the BNY Hamilton Family of Funds. Investors considering such an exchange of shares are urged to read the relevant prospectus carefully prior to exchange.


An exchange may be made so long as the shares to be exchanged have a value of at least $500, and the shares to be purchased in the exchange may legally be sold in the state of the investor's residence. If a shareholder is establishing a new account by exchange, shares of the specific Fund being exchanged must have a value at least equal to the minimum initial investment required by the specific Fund into which the exchange is being made (currently $2,000 for each of the Equity Funds, the Fixed Income Funds and the Tax-Exempt Funds). Shares will be exchanged on the basis of relative net asset value per share.


An investment in the Money Fund or Treasury Money Fund automatically entitles an investor to use the exchange privilege unless he or she indicates on the Account Application or in a subsequent written notice to the transfer agent that he or she does not wish to use this privilege.

The relevant prospectuses for the other portfolios of the BNY Hamilton Family of Funds into which an exchange is being made may be obtained from the investor's Service Organization or the Distributor. A shareholder may exchange shares by telephone by calling the transfer agent at 1-800-952-6276. Telephone privileges will be suspended for a period of ten days following a change of address. See "Shareholder Services - Hamilton Classic Shares - TeleTrade Redemptions" for a description of the Money Fund's policy regarding responsibility for telephone instructions. An investor desiring to use the exchange privilege should read the Statement of Additional Information and consult his or her Service Organization or the Distributor for further information applicable to use of the exchange privilege. The BNY Hamilton Family of Funds reserves the right to reject any exchange request and the exchange privilege may be modified or terminated at any time. At least 60 days' notice will be given to shareholders of any material modification or termination except where notice is not required under regulations of the Securities and Exchange Commission.


Exchanges are in effect redemptions from one member of the BNY Hamilton Family of Funds and purchases of another member of the BNY Hamilton Family of Funds and the usual purchase and redemption procedures and requirements are applicable to exchanges. Also see "Purchase of Shares" and "Redemption of Shares" in this prospectus and the other prospectuses.


================================================================================
DIVIDENDS AND DISTRIBUTIONS



The net investment income for each class of each Fund's shares will be declared as dividends daily and paid monthly within five (5) Business Days after the end of the month. Dividends and distributions will be payable to shareholders of record at the time of declaration.


The net investment income of each class of each Fund for each Business Day will be determined immediately prior to the determination of net asset value. Net investment income for other days will be determined on the prior Business Day. Shares of each class of each Fund will begin earning dividends on the Business Day their purchase is effective. See "Purchase of Shares" and "Redemption of Shares". The Directors may, without action by the shareholders, revise the dividend policy or postpone the payment of a dividend by a Fund if it incurs or anticipates any large unexpected expense, loss or fluctuation in net assets that in the Directors' opinion might have a significant adverse effect on shareholders.


Dividends on shares of each Fund generally are determined in the same manner regardless of class, except that Hamilton Premier Shares and Hamilton Classic Shares bear the fees paid to their respective Shareholder Organizations for those general services described under "Fund and Other Shareholder Services General -Shareholder Servicing Plan". In addition, Hamilton Classic Shares of the Money Fund bear 12b-1 fees, and each class of shares bears certain other miscellaneous "class specific expenses" (i.e., certain cash management, registration and transfer agency expenses).


If you elect to receive distributions in cash and checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in the respective Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the respective Fund at the per share net asset value determined as of the date of cancellation.


The Funds do not expect to realize long-term capital gains or losses. However, should a Fund do so, any net realized gains will be distributed at least annually.


================================================================================

NET ASSET VALUE

Net asset value per share for each class of shares of each Fund will be determined by subtracting from the value of the relevant Fund's total assets attributable to that class the amount of such Fund's liabilities attributable to shares of that class, dividing the remainder by the number of outstanding shares of that class and rounding to the nearest one cent. Expenses, including the fees payable to the Adviser and the Administrator, are accrued daily. Each Fund will value its portfolio securities using the amortized cost method. This method attempts to maintain a constant net asset value per share of $1.00. No assurances can be given that this goal will be attained. See "Net Asset Value" in the Statement of Additional Information for more information on valuation of portfolio securities of the Fund.


Each Fund computes the net asset value of each class of shares once daily on Monday through Friday, except that the net asset value need not be computed on a day in which no orders to purchase or redeem shares of a particular class have been received or on the holidays listed under "Net Asset Value" in the Statement of Additional Information. Each Fund will compute net asset value of its respective classes at 4:30 P.M. Eastern time.


================================================================================
ORGANIZATION


BNY Hamilton Funds, Inc. is an open-end management investment company organized as a Maryland corporation on May 1, 1992. The Articles of Incorporation currently permit BNY Hamilton Funds, Inc. to issue 20,000,000,000 shares of common stock, par value $.001 per share, which have been allocated as follows:



                                                                  Number of
            Name of Fund and Classes Thereof                  Shares Authorized
----------------------------------------------------------    ------------------
BNY Hamilton Money Fund - Hamilton Shares                       3,000,000,000
BNY Hamilton Money Fund - Hamilton Premier Shares               3,000,000,000
BNY Hamilton Money Fund - Hamilton Classic Shares               3,000,000,000
BNY Hamilton Treasury Money Fund - Hamilton Shares              2,000,000,000
BNY Hamilton Treasury Money Fund - Hamilton Premier Shares      2,000,000,000

The Directors may increase the number of shares each Fund is authorized to issue without the approval of shareholders. The Directors also have the power to designate one or more series or classes of shares of common stock and to classify and reclassify any unissued shares with respect to such series or classes.


Shareholders of each series of BNY Hamilton Funds, Inc. are entitled to one vote for each share and to the appropriate fractional vote for each fractional share. There is no cumulative voting and the Fund's shares have no preemptive or conversion rights. All shareholders will vote together as a single class on matters affecting the relevant Fund generally, including matters relating to the relevant Fund's investment advisory agreement, investment objective and fundamental investment restrictions. Shareholders of a particular class will vote separately on any matters relating only to that class. For example, to the extent shareholder votes are necessary, holders of Hamilton Premier Shares of either Fund and Hamilton Classic Shares of the Money Fund will vote separately on matters pertaining to their respective shareholder servicing arrangements and holders of Hamilton Classic Shares of the Money Fund will vote separately on matters relating to the class' distribution plan under Rule 12b-1.


Shares offered hereby must be fully-paid upon issuance and thereafter will be non-assessable by BNY Hamilton Funds, Inc. and the particular Fund to which they belong. None of the series of BNY Hamilton Funds, Inc. intends to hold meetings of shareholders annually. The Directors may call meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or permitted by the Articles of Incorporation or Bylaws of BNY Hamilton Funds, Inc. BNY Hamilton Funds, Inc., if requested to do so by the holders of at least 10% of the shares of all series aggregated as a class, will call a meeting of shareholders for the purpose of voting upon the removal of a director or directors and will assist in communications with other shareholders as required by Section 16(c) of the 1940 Act. For further organization information, including certain shareholder rights, see "Description of Shares" in the Statement of Additional Information.


================================================================================
TAXES


The following discussion of federal tax consequences is based on the United States tax laws in effect on the date of this Prospectus. These laws and regulations are subject to change by legislative, judicial or administrative action. Investors are urged to consult their own tax advisors with respect to specific questions as to federal taxes and with respect to the applicability of state, local or foreign taxes. See "Taxes" in the Statement of Additional Information. Annual statements as to the federal tax status of distributions will be mailed to shareholders shortly after the end of the taxable year.


Each Fund intends to qualify as a regulated investment company under Subchapter M of the Tax Code. As a regulated investment company, each Fund will not be subject to federal income taxes on the net investment income and capital gains distributed to shareholders, provided that it distributes annually at least 90% of its net investment income and realized net short-term capital gains in excess of net long-term capital losses.


Distributions of net investment income and realized net short-term capital gains in excess of net long-term capital losses will generally be taxable to shareholders of a Fund as ordinary income, whether such distributions are taken in cash or reinvested in additional shares. Each of the Funds expects that a portion of such distributions will be eligible for the dividends-received deduction.


Distributions of net long-term capital gains in excess of net short-term capital losses, if any, will be taxable to shareholders of a Fund as long-term capital gains regardless of how long the shareholders have held their shares and regardless of whether taken in cash or reinvested in additional shares. Long-term capital gains distributions will not be eligible for the dividends-received deduction.


Unless a shareholder includes its taxpayer identification number (social security number for individuals) on the Account Application and certifies that it is not subject to backup withholding, a Fund may be required to withhold and remit to the U.S. Treasury 31% of taxable distributions and other reportable payments to the shareholder. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, a Fund may be fined up to $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to any uncertified account in any year, a corresponding charge may be made against that account.


================================================================================
ADDITIONAL INFORMATION


The Funds will send to its shareholders annual and semi-annual reports. The financial statements appearing in the annual reports will be audited by independent auditors. Shareholders will also receive confirmations of each purchase and redemption and monthly statements, reflecting all account activity, including dividends reinvested in additional shares or credited as cash. Written inquires should be addressed to the specific Fund as follows:


                               BNY Hamilton Funds
                                P. O. Box 163310
                             Columbus, OH 43216-3310


The Funds may make historical performance information available and may advertise yield and effective yield as those terms are defined in the Statement of Additional Information under Performance Data. Performance information will be calculated separately for each class of the Fund's shares. Because of the service fees borne by Hamilton Premier Shares and the service and distribution fees borne by Hamilton Classic Shares, the net yield of shares of those classes in both Funds can be expected, at any given time, to be lower than the net yield of Hamilton Shares. In addition, each class of shares bears certain miscellaneous "class specific expenses" (i.e., certain registration, cash management and transfer agency expenses, which will likely differ between classes). The yield for each class of shares may be compared to the yield of other mutual funds with similar investment objectives and services and to other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the yield for each class of shares may be compared to Money Fund Report, a service of IBC Financial Data, Inc. Yield data as reported in national financial publications, including but not limited to Money, Forbes, Barrons, The Wall Street Journal and The New York Times, or in publications of a local or regional nature, may also be used in comparing each Fund's yield. All performance figures will be based on historical earnings and are not intended to indicate future performance. Performance information may be obtained by calling the Distributor at 1-800-4BNY-FND (1-800-426-9363).

================================================================================

                            BNY HAMILTON EQUITY FUNDS
                              125 West 55th Street
                            New York, New York 10019
              For information call 1-800-426-9363 (1-800-4BNY-FND)

================================================================================


BNY Hamilton Funds, Inc. is a family of no-load mutual funds for which there are no sales charges or exchange or redemption fees. This Prospectus describes four
(4) equity funds (individually, a "Fund" and collectively, the "Funds") offered by the BNY Hamilton Family of Funds.

================================================================================



Fund                            Objective              For Investors Seeking
----                            ---------              ---------------------
BNY Hamilton Equity       To provide long-term       Capital appreciation,
Income Fund               capital appreciation       higher than market
                          greater than the           average income with
                          appreciation of, and       relatively low volatility
                          yield greater than the
                          yield of, the Standard &
                          Poor's 500 Index; equal
                          emphasis is placed on
                          attaining income and
                          capital appreciation
--------------------------------------------------------------------------------
BNY Hamilton Large Cap    To provide long-term       Long-term growth with
Growth Fund               capital appreciation by    current income being a
                          investing primarily in     secondary objective
                          common stock and
                          securities convertible to
                          common stock; current
                          income is a secondary
                          consideration
--------------------------------------------------------------------------------
BNY Hamilton Small Cap    To provide long-term       Long-term growth;
Growth Fund               capital appreciation by    moderate to high risk
                          investing primarily in
                          equity securities of
                          small to medium size
                          domestic and foreign
                          corporations
--------------------------------------------------------------------------------
BNY Hamilton               To provide long-term      Higher than market

International Equity       capital appreciation by   average long-term growth;
Fund                       investing primarily in    high risk
                           equity securities of
                           non-U.S. issuers
================================================================================


Investments in any of the Funds are not bank deposits or obligations of or guaranteed or insured by The Bank of New York, and the shares in any of the Funds are neither insured nor guaranteed by the United States Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. Investments in any of the Funds involve investment risks, including possible loss of principal.


This Prospectus sets forth concisely the information that a prospective investor should know about the Funds before investing and should be retained for future reference. Additional information about the Funds or other members of the BNY Hamilton Family of Funds has been filed with the Securities and Exchange Commission in the Statement of Additional Information for BNY Hamilton Funds, Inc., dated March 31, 1997. This information is incorporated by reference and is available without charge upon request from the Funds' distributor, BNY Hamilton Distributors, Inc., 125 West 55th Street, New York, New York 10019, Attention:
BNY Hamilton Funds, Inc. 1-800-4BNY-FND (1-800-426-9363).

================================================================================

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

================================================================================

                  The date of this Prospectus is March 31, 1997

                                TABLE OF CONTENTS
                                                                          Page
                                                                          ----
Fee Table................................................................   3

Financial Highlights.....................................................   5

Investment Objectives and Policies.......................................   6

Description of Securities................................................   7

Additional Investment Information and
Risk Considerations......................................................   8

Investment Restrictions..................................................  16

Management of the Funds..................................................  17

Summary of Shareholder Services..........................................  19

Fund and Other Shareholder Services......................................  19

Purchase of Shares.......................................................  21

Redemption of Shares.....................................................  26

Exchange of Shares.......................................................  27

Dividends and Distributions..............................................  28

Net Asset Value..........................................................  29

Organization.............................................................  29

Taxes....................................................................  30

Additional Information...................................................  31

Appendix A...............................................................  32

Appendix B...............................................................  33

----------------------
      FEE TABLE
----------------------

The following table illustrates the expenses an investor in any one of the Funds will incur. In addition, investments are subject to the annual fund operating expenses (after expense waivers/reimbursements) set forth below.


                                               BNY HAMILTON                BNY HAMILTON
                                                  EQUITY                     LARGE CAP
                                                INCOME FUND                 GROWTH FUND
                                                -----------                 -----------
                                          INSTITUTIONAL   INVESTOR    INSTITUTIONAL   INVESTOR
                                             SHARES        SHARES        SHARES        SHARES
                                             ------        ------        ------        ------
SHAREHOLDER TRANSACTION EXPENSES:
Sales Load Imposed On Purchases ............  None          None          None          None
Sales Load Imposed on Reinvested ...........  None          None          None          None
Dividends
Deferred Sales Load ........................  None          None          None          None
Redemption Fees ............................  None          None          None          None
Exchange Fees ..............................  None          None          None          None
ANNUAL FUND OPERATING EXPENSES AFTER
  EXPENSE WAIVERS/REIMBURSEMENTS:
(as a percentage of average daily net
assets)
Management Fees ............................   .80%          .80%          .80%          .80%
12b-1 Fees after expense
  waivers/reimbursements ...................   .00%          .25%          .00%          .25%
Other Expenses .............................   .15%          .15%          .02%          .02%
                                              ----          ----          ----          ----
Total Fund Operating Expenses After
  Expense Waivers/Reimbursements ...........   .95%         1.20%           .82%        1.07%
                                              ----          ----          ----          ----

                                               BNY HAMILTON                BNY HAMILTON
                                                 SMALL CAP                 INTERNATIONAL
                                                GROWTH FUND                 EQUITY FUND
                                                -----------                 -----------
                                          INSTITUTIONAL   INVESTOR    INSTITUTIONAL   INVESTOR
                                             SHARES        SHARES        SHARES        SHARES
                                             ------        ------        ------        ------
SHAREHOLDER TRANSACTION EXPENSES:
Sales Load Imposed On Purchases ............  None          None          None          None
Sales Load Imposed on Reinvested Dividends    None          None          None          None
Deferred Sales Load ........................  None          None          None          None
Redemption Fees ............................  None          None          None          None
Exchange Fees ..............................  None          None          None          None
ANNUAL FUND OPERATING EXPENSES AFTER
  EXPENSE WAIVERS/REIMBURSEMENTS:
(as a percentage of average daily net
assets)
Management Fees ............................  .95%           .95%         1.05%         1.05%
12b-1 Fees after expense
  waivers/reimbursements ...................  .00%           .25%          .00%          .25%
Other Expenses .............................  .02%           .02%          .22%          .22%
                                              ----          ----          ----          ----
Total Fund Operating Expenses After
  Expense Waivers/Reimbursements ...........  .97%          1.22%         1.27%         1.52%
                                              ----          ----          ----          ----

----------------------
       EXAMPLE
----------------------

An investor would pay the following
expenses on a $1,000 investment,
assuming (1) 5% annual return and (2)
redemption at the end of each time
period:


                                           1 Year   3 Years   5 Years   10 Years
                                           ------   -------   -------   --------
BNY Hamilton Equity Income Fund
    -   Institutional Shares.............   $10       $30       $53       $117
    -   Investor Shares..................   $12       $38       $66       $146
BNY Hamilton Large Cap Growth Fund
    -   Institutional Shares.............   $ 8       $26       N/A        N/A
    -   Investor Shares..................   $11       $34       N/A        N/A
BNY Hamilton Small Cap Growth Fund
    -   Institutional Shares.............   $10       $31       N/A        N/A
    -   Investor Shares..................   $13       $39       N/A        N/A
BNY Hamilton International Equity Fund
    -   Institutional Shares.............   $13       $41       N/A        N/A
    -   Investor Shares..................   $16       $48       N/A        N/A



This table is designed to assist investors in understanding the various direct and indirect costs that an investor would bear. The Adviser (as defined in "Management of the Funds") has agreed to limit expenses of BNY Hamilton Large Cap Growth Fund to .82% and 1.07% of its average daily net assets of its Institutional Shares and Investor Shares, respectively. Were expenses not so limited, Other Expenses would be .12% for both classes of shares, and Total Fund Operating Expenses would be .92% and 1.17% for the Institutional Shares and Investor Shares, respectively.


The Adviser has agreed to limit expenses of BNY Hamilton Small Cap Growth Fund to .97% and 1.22% if its average daily net assets of its Institutional Shares and Investor Shares, respectively. Were expenses not so limited, Other Expenses would be .20% for both classes of shares, and Total Fund Operating Expenses would be 1.15% and 1.40% for the Institutional Shares and Investor Shares, respectively.


The Adviser has agreed to limit expenses of BNY Hamilton International Equity Fund to 1.27% and 1.52% of its average daily net assets of its Institutional Shares and Investor Shares, respectively. Were expenses not so limited, Other

Expenses would be .42% for both classes of shares, and Total Fund Operating Expenses would be 1.47% and 1.72% for the Institutional Shares and Investor Shares, respectively.


Expenses are not limited by the Adviser for BNY Hamilton Equity Income Fund. Management reserves the right to implement or discontinue expense limitations at any time. See "Fund and Other Shareholder Services - Fee Waivers".

For a description of contractual fee arrangements or the fees and expenses included in Other Expenses, see Management of the Funds and Fund and Other Shareholder Services. In connection with the example, please note that $1,000 is less than the generally applicable minimum initial investment required for each of the Funds and that there are no redemption or exchange fees of any kind. See "Purchase of Shares" and "Redemption of Shares".


The example is hypothetical; it is included solely for illustrative purposes. It should not be considered a representation of past or future performance; actual expenses may be more or less than those shown. Expenses paid as shown above reflect estimates made by the Funds as of the date of this prospectus.


================================================================================
FINANCIAL HIGHLIGHTS


The following selected data for an outstanding Investor share of BNY Hamilton Equity Income Fund, except for the six months ended June 30, 1996, was audited by Deloitte & Touche LLP, independent accountants, whose report thereon was unqualified. This information should be read in conjunction with the financial statements and related notes that appear in the Statement of Additional Information. Further information about the performance of any of the Funds is contained in the Funds' annual report to shareholders, which may be obtained from the Funds upon request and without charge. No shares of the other Funds were outstanding during the periods noted below. In addition, no Institutional Shares of BNY Hamilton Equity Income Fund were outstanding during the periods noted below.



                                                     BNY HAMILTON EQUITY INCOME FUND
                                     ---------------------------------------------------------------
                                                                                           FOR THE
                                                                                            PERIOD
                                                                                           AUGUST 7,
                                                                                             1992*
                                     SIX MONTHS                                             THROUGH
                                       ENDED                 YEAR ENDED DECEMBER 31,      DECEMBER 31,
                                      JUNE 30,        ----------------------------------
                                        1996            1995          1994        1993       1992
                                        ----            ----          ----        ----       ----
PER SHARE DATA:
Net asset value at beginning
of period                            $  12.99         $  10.70      $  11.30    $  10.43    $ 10.00
                                     --------         --------      --------    --------    -------
Income from investment operations
Net investment income                    0.15             0.32          0.31        0.29       0.11
Net realized and unrealized gain
  (loss) on investments                  1.02             2.41         (0.60)       0.94       0.47
                                     --------         --------      --------    --------    -------
    Total from investment                1.17             2.73         (0.29)       1.23       0.58
                                     --------         --------      --------    --------    -------
operations
Dividends and distributions
Dividends from net investment
  income                                (0.15)           (0.32)        (0.31)      (0.28)     (0.12)
                                     --------         --------      --------    --------    -------
Distributions from capital gains         --              (0.12)         --         (0.08)     (0.03)
                                     --------         --------      --------    --------    -------
    Total dividends and                 (0.15)           (0.44)        (0.31)      (0.36)     (0.15)
                                     --------         --------      --------    --------    -------
distributions
Net asset value at end of period     $  14.01         $  12.99      $  10.70    $  11.30    $ 10.43
                                     ========         ========      ========    ========    =======
TOTAL RETURN:                            9.05%**         25.78%        (2.58)%     11.94%      5.86%**
RATIOS/SUPPLEMENTAL DATA
Net assets at end of period
  (000's omitted)                    $205,204         $169,841      $135,131    $112,849    $20,440

Ratio to average net assets of:
Expenses, net of waiver from The
  Bank of New York                       0.95%***         1.00%         1.04%       1.09%      1.10%***
Expenses, prior to waiver from
  The Bank of New York                   0.95%***         1.00%         1.04%       1.12%      2.12%***
Net investment income, net of
  waiver from the Bank of New            2.27%***         2.66%         2.89%       2.82%      3.33%***
  York
Portfolio turnover rate                    20%              58%           51%         50%        25%
Average commission rate paid per
  share traded                       $  .0597         $  .0557



*     Commencement of investment operations.
**    Not annualized.
***   Annualized.


================================================================================
INVESTMENT OBJECTIVES AND POLICIES


The investment objective of each of the Funds is described below, together with the policies each Fund will employ in its efforts to achieve its objective. There can be no assurance that the Funds will attain their respective investment objectives.


Introduction. The Funds are open-end management investment companies (commonly known as mutual funds) registered under the Investment Company Act of 1940 (the "1940 Act"). Each of the Funds will be considered a separate pool of assets with its own distinctive investment objectives and policies, as described below.


BNY Hamilton Equity Income Fund (the "Equity Income Fund"). The Equity Income Fund's investment objectives are to provide long-term capital appreciation greater than the appreciation of, and yield greater than the yield of, the Standard & Poor's 500 Index. Equal emphasis is placed on attaining income and capital appreciation. The Equity Income Fund will invest primarily in common stock and convertible securities issued by domestic corporations, and may also invest in securities issued by foreign corporations. In connection with its investment objectives, the Equity Income Fund seeks to achieve capital appreciation in excess of the market average represented by the Standard & Poor's 500 Index. During periods of rapid market capital appreciation, the effect of the Equity Income Fund's dual investment objectives will likely be that its net asset value will not rise as rapidly as the market generally. Conversely, during periods of rapid market depreciation, the Equity Income Fund's net asset value would not be expected to decline as rapidly as the market.


The Equity Income Fund will invest in common stocks and securities convertible into common stocks. The securities in which the Equity Income Fund may invest include those listed on any domestic or foreign securities exchange or traded in the over-the-counter market. Under normal circumstances, the Equity Income Fund intends to invest at least 65% of the value of its total assets in equity-related securities (such as preferred stock or corporate debt that is convertible to common stocks) that pay dividends or interest.

BNY Hamilton Large Cap Growth Fund (the "Large Cap Growth Fund"). The Large Cap Growth Fund's investment objective is to provide long-term capital appreciation by investing primarily in common stocks and securities convertible into common stocks of domestic and foreign corporations. While income will be a secondary objective, during times of adverse market and/or economic conditions the Large Cap Growth Fund may invest in securities with a high enough yield to offer possible resistance to downward market and/or economic pressure. In selecting securities for the Large Cap Growth Fund, a focus will be given to securities of corporations perceived to have a relatively high potential for growth of earnings and/or revenues. In normal circumstances the Large Cap Growth Fund will invest at least 65% of the value of its total assets in such equity securities.


BNY Hamilton Small Cap Growth Fund (the "Small Cap Growth Fund"). The Small Cap Growth Fund's investment objective is to achieve long-term capital appreciation by investing primarily in equity securities of small to medium size domestic and foreign corporations. In selecting securities for the Small Cap Growth Fund a focus will be given to securities of corporations perceived as having potential for rapid growth in earnings or revenues due to expanded operations, new products, new technologies, new channels of distribution, revitalized management, general industry condition or other similar advantageous circumstances. Current income will not be a consideration. The Fund currently considers small to medium size corporations to be those with market capitalization of $1.5 billion or less. In normal circumstances the Small Cap Growth Fund will invest at least 65% of the value of its total assets in such equity securities.


BNY Hamilton International Equity Fund (the "International Equity Fund"). The International Equity Fund's investment objective is to achieve long-term capital appreciation through investing primarily in equity securities of large capitalized issuers throughout the world, not including the United States. In normal circumstances, the International Equity Fund may invest in securities principally traded in countries outside the United States. Additionally, the International Equity Fund may at any time include American Depository Receipts, which are United States securities representing foreign securities that are deposited with foreign custodians or foreign branches of U.S. commercial banks; they trade in U.S. dollars on listed exchanges and over-the-counter markets. At any given time the International Equity Fund may invest up to 50% of its assets in securities principally traded in any one country, although it will ordinarily invest at least 65% of its net assets in at least three (3) countries.


================================================================================
DESCRIPTION OF SECURITIES


Equity Securities. Each of the Funds may invest in common stocks, which includes the common stock of any class or series of domestic or foreign corporations (foreign corporations only in the case of the International Equity Fund) or any similar equity interest, such as a trust or partnership interest. These investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company's capital structure.

Convertible Securities. The Funds may invest in convertible securities, which include any debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time. They also entitle the holder to receive interest or dividends until the holder elects to exercise the conversion privilege.


The terms of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holders' claim on assets and earnings are generally subordinate to the claims of other creditors, and senior to the claims of preferred and common stockholders. In the case of convertible preferred stock, the holder's claims on assets and earnings are subordinate to the claims of all creditors and are senior to the claims of common stockholders. As a result of their ranking in a company's capitalization, convertible securities that are rated by nationally recognized securities rating organizations are generally rated below other securities of the company and many convertible securities are not rated. The Funds do not have any rating criteria applicable to their investments in any securities, convertible or otherwise.


Foreign Equity Investments. The International Equity Fund will, and the Equity Income Fund, the Large Cap Growth Fund and the Small Cap Growth Fund may, invest in the securities of foreign issuers. The Equity Income Fund, the Large Cap Growth Fund and the Small Cap Growth Fund do not expect more than 15% of their foreign investments to be in securities that are not listed on a securities exchange or, in the case of debt securities, that are not United States dollar-denominated. Foreign investments may be made directly in securities of foreign issuers or in the form of American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs"). Generally, ADRs and GDRs are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by a foreign corporation and that are designed for use in the domestic, in the case of ADRs, or global, in the case of GDRs, securities markets. The Funds expect to only invest in ADRs and GDRs which are initiated and maintained by the issuers of the underlying securities (so-called "sponsored" ADRs and GDRs).


Since investments in foreign securities may involve foreign currencies, the value of a Fund's assets as measured in United States dollars may be affected by changes in currency rates and in exchange control regulations, including currency blockage. The Funds may enter into forward commitments for the purchase or sale of foreign currencies to close out or offset existing foreign securities positions or to hedge the underlying currency exposure related to foreign investments, but the Funds will not enter into such commitments for speculative purposes. In addition, to the extent that a Fund invests in foreign commercial paper, the paper must not be subject to foreign withholding tax at the time of purchase.


For a description of additional risks associated with investing in foreign securities, see "Additional Investment Information and Risk Considerations -- Foreign Investment Risk".


================================================================================
ADDITIONAL INVESTMENT INFORMATION AND RISK CONSIDERATIONS

The following paragraphs describe other types of securities transactions in which the Funds may engage. Generally, the following types of securities and transactions involve more risk than those discussed above in "Description of Securities".


When-Issued and Delayed Delivery Securities. Each of the Funds may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no interest or income accrues to a Fund until settlement. Each Fund will maintain with its custodian a separate account with a segregated portfolio of liquid assets consisting of cash, U.S. Government securities or other liquid high-grade debt securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, a Fund will rely on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged. It is the current policy of each of the Funds not to enter into when-issued commitments exceeding in the aggregate 25% of the market value of the Fund's total assets less liabilities other than the obligations created by these commitments.


Repurchase Agreements. Each of the Funds may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines established by the Board of Directors (the "Directors") of BNY Hamilton Funds, Inc. In a repurchase agreement, a Fund buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and at a price reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week. A repurchase agreement may be viewed as a fully collateralized loan of money by a Fund to the seller. A Fund always receives, as collateral, securities with a market value at least equal to purchase price plus accrued interest and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, a Fund might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, a Fund's realization upon the collateral may be delayed or limited. Investments in certain repurchase agreements and certain other investments that may be considered illiquid are limited as set forth under "Investment Restrictions".


Loans of Portfolio Securities. Subject to applicable investment restrictions, each Fund is permitted to lend its securities. These loans must be secured continuously by cash, U.S. Government securities or other liquid high-grade short-term obligations in an account segregated by the custodian or by a letter of credit at least equal to the market value of the securities loaned plus accrued interest or income. For more information, see "Investment Objectives and Policies -- Loans of Portfolio Securities" in the Statement of Additional Information.


Reverse Repurchase Agreements. Each of the Funds is permitted to enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase it at a mutually agreed upon date and at a price reflecting the interest rate effective for the term of the agreement. This may also be viewed as the borrowing of money by a Fund. A Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. A Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each Fund will establish and maintain with its custodian a separate account with a segregated portfolio of liquid assets consisting of cash, U.S. Government securities or other liquid high-grade debt securities in an amount at least equal to its purchase obligations under its repurchase agreements.


Reverse repurchase agreements involve the risk that the market value of the securities retained by a Fund may decline below the price of the securities it has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund's use of proceeds from the agreement may be restricted pending a determination by the other party or its trustee or receiver whether to enforce a Fund's obligation to repurchase the securities.


Investment Company Securities. The Funds may invest in the securities of other investment companies to the extent permitted under the 1940 Act. These limits require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of such Fund's total assets will be invested in the aggregate in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by such Fund. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that such Fund bears directly in connection with its own operations.


Privately Placed and Certain Unregistered Securities. Each of the Funds may acquire, in privately negotiated transactions, restricted securities that cannot be offered for public sale in the United States without first being registered under the Securities Act of 1933, as amended (the "Securities Act"). The price a Fund pays for these securities, or receives upon resale, may be lower than the price the Fund would pay or receive for similar securities with a more liquid market. Accordingly, the valuation of these securities by a Fund will reflect any limitations on their liquidity. Each of the Funds may also purchase certain unregistered securities sold to institutional investors under Rule 144A of the Securities Act ("Rule 144A Securities"). Rule 144A Securities that have a readily available market may be deemed to be liquid for purposes of each Fund's 15% limitation on investments in illiquid securities. The Funds' Adviser will monitor the liquidity of such restricted securities under the supervision of, and pursuant to guidelines established by, the Directors. In establishing these guidelines, the Directors will take into account factors such as trading activity, availability of reliable price information and other relevant information. Investing in Rule 144A Securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Acquisition by a Fund of illiquid investments (any investment that cannot be disposed of within three (3) Business Days in the normal course of business at approximately the amount at which it was valued by a Fund) is subject to the 15% limitation described under "Investment Restrictions".

Hedging. Hedging is a means of transferring risk that an investor does not wish to assume during an uncertain market environment. The Funds are permitted to enter into these transactions solely (a) to hedge against changes in the market value of portfolio securities and against changes in the market value of securities intended to be purchased or (b) to close out or offset existing positions.


Hedging activity in the Funds may include selling futures contracts on stock indexes, options on stock index futures traded on a national exchange or board of trade and options on securities and on stock indexes traded on national securities exchanges or through private transactions directly with a broker-dealer. A Fund may also hedge a portion of its portfolio by selling stock index futures contracts or purchasing puts on these contracts to limit exposure to an actual or anticipated market decline. All hedging transactions must be appropriate for reduction of risk; they cannot be for speculation.


Under regulations of the Commodity Exchange Act of 1936, as amended (the "Commodity Exchange Act"), an investment company registered under the 1940 Act is exempt from the definition of "commodity pool operator", and therefore not subject to regulation under the Commodity Exchange Act, provided that the entity agrees to restrict its investments in commodity futures and commodity options contracts to (i) bona fide hedging transactions within the meaning of the Commodity Futures Trading Commission's regulations, without any limitation on quantity, and (ii) other futures and options transactions in which the aggregate initial margin and premiums do not exceed 5% of the liquidation value of the entity's portfolio after taking into account unrealized profits and unrealized losses on any such contracts. The Funds will only use commodity futures and commodity options contracts in a manner consistent with these requirements.


Stock Index Futures. A Fund may purchase and sell stock index futures contracts as a hedge against changes resulting from market conditions in the values of securities that are held in its portfolio or that it intends to purchase or when such purchase or sale is economically appropriate for the reduction of risks inherent in the ongoing management of a Fund. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. When the contract is executed, each party deposits with a broker or in a segregated custodial account a specified percentage of the contract amount, called the initial margin, and during the term of the contract, the amount of the deposit is adjusted based on the current value of the futures contract by payments of variation margin to or from the broker or segregated account. In the case of options on stock index futures, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to assume the option writer's position in a stock index futures margin account; if exercised on the last trading day, cash in an amount equal to the difference between the option exercise price and the closing level of the relevant index on the expiration date is delivered.


A Fund may not purchase or sell stock index futures if, immediately thereafter, the sum of the amount of margin deposits on its existing futures positions would exceed 5% of the market value of its total assets. In instances involving the purchase of stock index futures contracts by a Fund, the purchasing Fund will deposit an amount of cash, cash equivalents or U.S.

Government securities equal to the market value of the futures contracts in a segregated account with the Fund's custodian to collateralize the position and thereby insure that the use of such futures is unleveraged.


A Fund may hedge a portion of its portfolio by selling stock index futures contracts or purchasing puts on these contracts to limit exposure to an actual or anticipated market decline. This provides an alternative to liquidation of securities positions. Conversely, during a market advance or when the investment adviser anticipates an advance, a Fund may hedge a portion of its portfolio by purchasing stock index futures, or options on these futures. This affords a hedge against a Fund's not participating in a market advance when it is not fully invested and serves as a temporary substitute for the purchase of individual securities which may later be purchased in a more advantageous manner.


None of the Funds will sell stock index futures unless the amount resulting from the multiplication of the then current level of the indexes upon which a particular Fund's futures contracts are based by the number of futures contracts which would be outstanding does not exceed one-third of the value of its net assets. Also, a Fund may not purchase or sell stock index futures or purchase options on futures if, immediately thereafter, the sum of the amount of margin deposits on its existing futures positions and premiums paid for such options would exceed 5% of the market value of its total assets. When a Fund purchases stock index futures contracts, it will deposit an amount of liquid assets consisting of cash, U.S. Government securities or other liquid high-grade debt securities equal to the market value of the futures contracts in a segregated account with its custodian.


A Fund's successful use of stock index futures contracts depends upon the investment adviser's ability to predict the direction of the market and is subject to various additional risks. The correlation between movement in the price of the stock index future and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases as the composition of a Fund's portfolio diverges from the composition of the relevant index. In addition, if a Fund purchases futures to hedge against market advances before it can invest in common stock in an advantageous manner and the market declines, there may be a loss on the futures contracts. In addition, the ability of a Fund to close out a futures position or an option on futures depends on a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular futures contract or option on a futures contract at any particular time. The risk of loss to a Fund is theoretically unlimited when a Fund sells an uncovered futures contract because there is an obligation to make delivery unless the contract is closed out, regardless of fluctuations in the price of the underlying security. A Fund's ability to engage in hedging activities may be limited by certain federal income tax considerations. See "Taxes" in the Statement of Additional Information.


Options on Securities. A Fund may purchase put options only on equity securities held in its portfolio and write call options and put options on stocks only if they are covered, as described below, and such call options must remain covered so long as the relevant Fund is obligated as a writer. Option transactions can be executed either on a national exchange or through a private transaction with a broker-dealer (an "over-the-counter" transaction). The Funds do not presently intend to purchase put options and write call options on stocks that are not traded on national securities exchanges or listed on the Nasdaq National Market(R). Put options purchased and call options written by a Fund are considered to be illiquid securities as they may be difficult to convert into cash during volatile market conditions.


A Fund may, from time to time, write call options on its portfolio securities. A Fund may only write call options that are "covered," meaning that it either owns the underlying security or has an absolute and immediate right to acquire that security, without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian), upon conversion or exchange of other securities currently held in its portfolio. In addition, a Fund will not permit the call to become uncovered prior to the expiration of the option or termination through a closing purchase transaction as described below. If a Fund writes a call option, the purchaser of the option has the right to buy (and the Fund has the obligation to sell) the underlying security at the exercise price throughout the term of the option. The initial amount paid to a Fund by the purchaser of the option is the "premium". A Fund's obligation to deliver the underlying security against payment of the exercise price will terminate either upon expiration of the option or earlier if a Fund is able to effect a "closing purchase transaction" through the purchase of an equivalent option. There can be no assurance that a closing purchase transaction can be effected at any particular time or at all. A Fund would not be able to effect a closing purchase transaction after it had received notice of exercise.


In order to write a call option, a Fund is required to comply with the rules of The Options Clearing Corporation and the various exchanges with respect to collateral requirements. A Fund may not purchase call options on individual stocks except in connection with a closing purchase transaction. It is possible that the cost of effecting a closing transaction may be greater than the premium received by a Fund for writing the option.


The Funds may also purchase put options so long as they are listed on an exchange. If a Fund purchases a put option, it has the option to sell the subject security at a specified price at any time during the term of the option.


Purchasing put options may be used as a portfolio investment strategy when the investment adviser perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If a Fund is holding a stock that the investment adviser feels has strong fundamentals, but for some reason may be weak in the near term, it may purchase a listed put on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, a Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put's strike price and the market price of the underlying security on the date a Fund exercises the put, less transaction costs, will be the amount by which a Fund will be able to hedge against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put's strike price, the put will expire worthless, representing a loss of the price a Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the profit a Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.


Each Fund may write put options on a fully covered basis on a stock the fund intends to purchase. If a Fund writes a put option, the purchaser of the option has the right to sell (and the Fund has the obligation to buy) the underlying security at the exercise price throughout the term of the option. The initial amount paid to a Fund by the purchaser of the option is the "premium". A Fund's obligation to purchase the underlying security against payment of the exercise price will terminate either upon expiration of the option or earlier if a Fund is able to effect a "closing purchase transaction" through the purchase of an equivalent option. There can be no assurance that a closing purchase transaction can be effected at any particular time or at all. In all cases where a put option is written, a Fund will segregate or put into escrow with its custodian, or pledge to a broker as collateral any combination of "qualified securities" (which consists of cash, U.S. Government securities or other liquid high-grade debt obligations) with a market value at the time the option is written of not less than 100% of the exercise price of the put option multiplied by the number of options contracts written times the option multiplier.


Each Fund may purchase a call option in a stock it intends to purchase at some point in the future. The purchase of a call option is viewed as an alternative to the purchase of the actual stock. The number of option contracts purchased multiplied by the exercise price times the option multiplier will not be any greater than the number of shares that would have been purchased had the underlying security been purchased. If a Fund purchases a call option, it has the right but not the obligation to purchase (and the seller has the obligation to sell) the underlying security at the exercise price throughout the term of the option. The initial amount paid by a Fund to the seller of the call option is known as the "premium". If during the period of the option the market price of the underlying security remains at or below the exercise price, the call option will expire worthless, representing a loss of the price a Fund paid for the call, plus transaction costs. If the underlying security decreases and is below the exercise price, the Fund will be able to purchase the security at the lower market price. The profit or loss a Fund may realize on the eventual sale of a security purchased by means of the exercise of a call option will be reduced by the premium paid for the call option.


Stock Index Options. Except as described below, a Fund will write call options on indices only if on such date it holds a portfolio of stocks at least equal to the value of the index times the multiplier times the number of contracts. When a Fund writes a call option on a broadly-based stock market index, it will segregate or put into escrow with its custodian, or pledge to a broker as collateral for the option, any combination of "qualified securities" (which consists of cash, U.S. Government securities or other liquid high-grade debt obligations) with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts.


If a Fund has written an option on an industry or market segment index, it will segregate or put into escrow with its custodian, or pledge to a broker as collateral for the option, one or more "qualified securities," all of which are stocks of issuers in such industry or market segment, with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts.


If at the close of business on any Business Day the market value of such qualified securities so segregated, escrowed, or pledged falls below 100% of the current index value times the multiplier times the number of contracts, a Fund will so segregate, escrow or pledge an amount in cash, Treasury bills or other liquid high-grade, short-term debt obligations equal in value to the difference. In addition, when a Fund writes a call on an index that is in-the-money at the time the call is written, it will segregate with its custodian or pledge to the broker as collateral cash, U.S. Government or other liquid high-grade, short-term debt obligations equal in value to the amount by which the call is in-the-money times the multiplier times the number of contracts. Any amount segregated pursuant to the foregoing sentence may be applied to a Fund's obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts. However, if a Fund holds a call on the same index as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained in cash, short-term U.S. Government securities or other high-grade short-term obligations in a segregated account with its custodian, it will not be subject to the requirements described in this paragraph.



Risks of Transactions in Stock Options. Purchase and sales of options involves the risk that there will be no market in which to effect a closing transaction. An option position may be closed out only on an exchange that provides a secondary market for an option of the same series or if the transaction was an over-the-counter transaction, the original broker-dealer. Although the Funds will generally buy and sell options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. If a Fund as a covered call or put option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers or purchases the underlying security upon exercise.


Risks of Options on Indexes. A Fund's purchase and sale of options on indexes will be subject to risks described above under "Risks of Transactions in Stock Options". In addition, the distinctive characteristic of options on indexes create certain risks that are not present with stock options.


Since the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of stock prices in the stock market generally or in an industry or market segment rather than movements in the price of a particular stock. Accordingly, successful use by a Fund of options on indexes would be subject to the investment adviser's ability to correctly predict movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in the index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this occurred, a Fund would not be able to close out options that it had purchased or written and, if restrictions on exercise were imposed, might not be able to exercise an option that it was holding, which could result in substantial losses to the Fund. It is the Funds' policy to purchase or write options only on indexes that include a number of stocks sufficient to minimize the likelihood of a trading halt in the index, for example, the S&P 100 or S&P 500 index option.


Trading in index options commenced in April 1983 with the S&P 100 option (formerly called the CBOE 100). Since that time, a number of additional index option contracts have been introduced including options on industry indexes. Although the markets for certain index option contracts have developed rapidly, the markets for other index options are still relatively illiquid. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop in all index option contracts. The Funds will not purchase or sell index option contracts unless and until, in the investment adviser's opinion, the market for such options has developed sufficiently that the risk in connection with these transactions is no greater than the risk in connection with options on stock.


For further information about the Funds' hedging activities, see "Investment Objectives and Policies - Hedging Activities" in the Statement of Additional Information.


Foreign Investment Risk. The International Equity Fund will, and the Equity Income Fund, the Large Cap Growth Fund, and the Small Cap Growth Fund may invest in certain foreign securities. Investment in obligations of foreign issuers and in foreign branches of domestic banks involves somewhat different investment risks from those affecting obligations of United States domestic issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and issuers than in the United States. Foreign securities markets have substantially less volume than domestic securities exchanges, and securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes that may decrease the net return on foreign investments as compared to dividends and interest paid to a Fund by domestic companies. Additional risks include future political and economic developments, the possibility that a foreign jurisdiction might impose or change withholding taxes on income payable with respect to foreign securities, the possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits and the possible adoption of foreign governmental restrictions such as exchange controls.

Since investments in foreign securities involve foreign currencies, the value of their assets measured in United States dollars may be affected by changes in currency rates and in exchange control regulations, including currency blockage.


High Yield/High Risk Bonds (commonly known as "Junk Bonds"). Since the Funds have no pre-established minimum quality standards, a portion of the securities, particularly high-yield/high-risk securities, may be subject to additional risk. Corporate debt securities that are below investment grade (securities rated Ba or lower by Moody's Investor Services or BB or lower by Standard & Poor's Corporation) and unrated securities, which a Fund may purchase and hold, are subject to higher risk of non-payment of principal or interest, or both, than higher grade debt securities. This greater degree of risk generally offers higher potential yields. Although the Funds may invest in unrated convertible debt securities, the investment adviser will not ordinarily invest in securities that, in its judgment, would not be investment grade.


================================================================================
INVESTMENT RESTRICTIONS


As a diversified series of a registered investment company, 75% of the value of a Fund's assets must be limited such that (a) it does not consist of securities of any one issuer with a value greater than 5% of the value of the total assets of such Fund, except obligations of the United States Government and its agencies and instrumentalities, and (b) it does not represent more than 10% of the outstanding voting securities of any one issuer.


Certain Fundamental Policies. Each Fund also operates under certain investment restrictions that, together with their investment objectives, are deemed fundamental policies -- i.e., they may be changed only with the approval of the holders of a majority of a Fund's outstanding shares.


Each of the Funds may not: (i) acquire any illiquid securities if, as a result, more than 15% of the market value of its net assets would be in investments that are illiquid; (ii) enter into reverse repurchase agreements exceeding one-third of the market value of its total assets, less certain liabilities; (iii) borrow money, except from banks for extraordinary or emergency purposes and then only in amounts up to 20% of the value of the specific Fund's total assets (taken at cost at the time of borrowing) and except in connection with permitted reverse repurchase agreements; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing in amounts up to 20% of the value of the specific Fund's net assets at the time of borrowing; (iv) purchase securities while borrowings, as described in clauses (ii) and (iii) above, exceed 5% of its total assets or (v) invest more than 25% of its assets in securities of issuers in any one industry.


For a more detailed discussion of the above investment restrictions, including a description of applicability to each Fund, see "Investment Restrictions and Additional Information" in the Statement of Additional Information.


================================================================================
MANAGEMENT OF THE FUNDS

Directors. Pursuant to the Articles of Incorporation and Bylaws of BNY Hamilton Funds, Inc., the Directors decide matters of general policy and review the actions of the Funds' investment adviser, administrator, distributor and other service providers. The Statement of Additional Information contains the name and general business experience of each director of BNY Hamilton Funds, Inc.


Investment Adviser. The Bank of New York serves as the investment adviser (the

"Adviser") to each of the Funds. The Adviser, which has its principal offices at 48 Wall Street, New York, NY 10286, is New York's first bank, founded by Alexander Hamilton in 1784, and is one of the largest commercial banks in the United States, having over $51 billion in assets at September 30, 1996. It is the leading retail bank in the greater New York suburban area, having 376 branches at September 30, 1996. As of September 30, 1996, the Adviser provided administrative or advisory services to approximately $54 billion in assets.


Robert G. Knott, Jr., Vice President, has been responsible for the day-to-day portfolio management of the Equity Income Fund since its inception. Mr. Knott has been employed by the Adviser for the past 29 years. Currently, he is a Group Head of the Adviser's Personal Asset Management Division.


Charles C. Goodfellow, Vice President, is responsible for the day-to-day portfolio management of the Large Cap Growth Fund. Mr. Goodfellow has been managing common trust funds offered to the Adviser's institutional clients for the past eight years.



John C. Lui, Vice President, is responsible for the day-to-day portfolio management of the Small Cap Growth Fund. Mr. Lui has been employed by the Adviser for the past two years as an institutional equity manager, and is responsible for managing various investments in equity securities on behalf of the Adviser's institutional clients. From 1993 to 1995, Mr. Lui was employed by Barclays Global Asset Management, where he managed global equity and bond portfolios. For 13 years prior to 1993, Mr. Lui was employed by the Adviser as a Group Head of its International Personal Asset Management division. He was responsible for managing the assets of foreign high net worth individuals, institutional investors, and Far Eastern clients in the United States securities markets.



The International Equity Fund will be sub-advised by Indosuez Asset Management (the "Sub-adviser"), a subsidiary of Banque Indosuez.



The Adviser manages the investments of each Fund and is responsible for all purchases and sales of each Fund's portfolio securities. The Adviser's fee accrues daily and is payable monthly at the annual rate of .60%, .60%, .75% and
 .85% of average daily net assets for Equity Income Fund, Large Cap Growth Fund, Small Cap Growth Fund and International Equity Fund, respectively. The Adviser and Sub-adviser will divide evenly the Advisor's fee for the International Equity Fund, with each of the Adviser and Sub-adviser receiving .425% of the average daily net assets of the International Equity Fund.



Administrator. BNY Hamilton Distributors, Inc. ("BNY Hamilton Distributors") serves as the Funds' administrator (the "Administrator") and assists generally in supervising the operations of each Fund. BNY Hamilton Distributors is a Delaware corporation organized to administer and distribute mutual funds; its offices are located at 3435 Stelzer Road, Columbus, Ohio 43219-3035.

The Administrator has agreed to provide facilities, equipment and personnel to carry out administrative services for the Funds, including, among other things, providing the services of persons who may be appointed as officers and directors of BNY Hamilton Funds, Inc., overseeing the performance of the Funds' transfer agent, supervising purchase and redemption orders (made via telephone and mail) and monitoring the Distributor's compliance with the rules and regulations of the National Association of Securities Dealers and federal and state securities laws. The Administrator will also be responsible for coordinating and overseeing compliance by the Directors with Maryland corporate procedural requirements (as BNY Hamilton Funds, Inc. is a Maryland corporation; see "Organization"). In addition, the Administrator's duties include assisting in drafting and printing prospectuses and statements of additional information, administering shareholder meetings, producing proxy statements and annual and semi-annual reports, monitoring the Adviser's compliance with the stated investment objective and restrictions of each Fund and monitoring the custodian, fund accounting, transfer agency, administration, distribution, advisory and legal services that are provided to the Funds.


The Administration Agreement permits the Administrator to delegate certain of its responsibilities to other service providers. Pursuant to this authority, the Administrator has delegated certain administrative functions to The Bank of New York. The Bank of New York is not an affiliated person of BNY Hamilton Distributors.


Each Fund pays annual administration fees, accrued daily and payable monthly, of .20% of average daily net assets for each Fund.


Distributor. In addition to acting as the Administrator, BNY Hamilton Distributors will be the exclusive underwriter and distributor of shares of each Fund (the "Distributor"); its offices are located at 125 West 55 Street, New York, New York 10019.


The Distributor makes a continuous offering of each Fund's shares and bears the costs and expenses of distributing to selected dealers and prospective investors copies of any prospectuses, statements of additional information and annual and interim reports of the Funds (after such items have been prepared, set in type and sent by the Funds at their expense to existing shareholders) that are used in connection with the offering of shares, and the costs and expenses of preparing, printing and distributing any other literature used by the Distributor or furnished by it for use by selected dealers in connection with the offering of each Fund's shares for sale to the public.



The Administrator (and Distributor) is a wholly-owned subsidiary of The BISYS Group, Inc., whose other subsidiaries provide distribution and administration services for other mutual fund groups.


================================================================================
SUMMARY OF SHAREHOLDER SERVICES


A telephone representative will be happy to answer any questions you may have concerning any of the Funds.

Telephone                         For Information Regarding
---------                         -------------------------
1-800-4BNY-FND                    o    Any of the Funds' investment objectives
(1-800-426-9363)                       and policies
8 a.m. to 9 p.m., Eastern time    o    Opening an account

1-800-952-6276                    o    Current account balances
8 a.m. to 9 p.m., Eastern time    o    Shareholder address/telephone changes



You should note that neither the Funds nor their service contractors will be responsible for any loss or expense for acting upon telephone instructions that they believe to be genuine. In attempting to confirm that telephone instructions are genuine, the Funds will use procedures considered reasonable, as described in "Redemption of Shares" in the Statement of Additional Information. To the extent that any of the Funds does not use reasonable procedures to form its belief as to the genuineness of accountholders' instructions, it and/or its service contractors may be responsible for such instructions that are fraudulent or unauthorized.


The Funds want to keep shareholders current regarding the status of their accounts. To assist each Fund will provide the following statements and reports to its shareholders:


Confirmation Statements                 After every transaction that affects a
                                        shareholder's account balance or account
                                        registration.

Account Statements                      Monthly, showing any activity during the
                                        month, any income credited during the
                                        month and the current value of each
                                        account.

Financial Reports                       Every six months, one copy of most Fund
                                        reports and year-end tax information
                                        will be mailed to each household,
                                        regardless of how many accounts are in
                                        the household.


================================================================================
FUND AND OTHER SHAREHOLDER SERVICES



Custodian and Fund Accounting Agent. The Bank of New York, 90 Washington Street, New York, New York 10286, serves as each Fund's custodian. BNY Hamilton Funds, Inc. has also entered into a Cash Management and Related Services Agreement with The Bank of New York pursuant to which The Bank of New York, as custodian, will receive and disburse funds in connection with the purchases and redemptions of each Fund's shares.

The Bank of New York also serves as the fund accounting agent for each Fund with responsibility for calculating the net asset value of, and maintaining the books and records of, each class of shares for both Funds.


Transfer Agent. BISYS Fund Services, Inc. ("BISYS"), P.O. Box 163310, Columbus, Ohio, 43216-3310, serves as each Fund's transfer agent. BISYS is a wholly-owned subsidiary of The BISYS Group, Inc. As transfer agent, BISYS maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions.


Distribution Plan. The Directors have adopted a plan of distribution under Rule 12b-1 of the 1940 Act with respect to the Investor Shares of each Fund (collectively, the "12b-1 Plans").


Under the 12b-1 Plans, the subject Fund may reimburse the Distributor for expenses incurred in connection with the distribution of that Fund's shares. Such distribution expenses will include expenses incurred in connection with advertising and marketing such Fund's shares and expenses incurred in connection with preparing, printing and distributing prospectuses for such Fund (except those used for regulatory purposes or for distribution to existing shareholders of each Fund) and in implementing and operating the 12b-1 Plans. To date, the Directors have not adopted 12b-1 Plans with respect to the Institutional Class of each Fund.


Under the 12b-1 Plans, reimbursements for distribution expenses may not exceed
 .25% (annualized) of average daily net assets of the relevant Fund class, excluding from such calculation, however, all shares acquired via a transfer of assets from customer accounts at The Bank of New York. These amounts may be reduced pursuant to undertakings by the Distributor. Payments for distribution expenses under the 12b-1 Plans are subject to Rule 12b-1 under the 1940 Act. Except for expenses related to telemarketing operations established for BNY Hamilton Funds, Inc., it is presently contemplated that the Distributor will not be reimbursed for any of its overhead expenses by a Fund class under its respective 12b-1 Plan.



The 12b-1 Plans provide that if in any month the Distributor is due more monies than are immediately payable because of the percentage limitation described above, the unpaid amount will be "carried forward" from month to month while the 12b-1 Plan is in effect until such time as it may be paid. Any "carried forward" amounts will not be payable beyond the fiscal year during which the amounts are accrued. No interest, carrying or other finance charge is borne by a Fund class with respect to amounts "carried forward."


Fee Waivers. Except as noted in this Prospectus and the Statement of Additional Information, the Funds' service contractors bear all expenses in connection with the performance of their services and each Fund bears the expenses incurred in its operation. From time to time during the course of the Funds' first fiscal year, each of the Administrator and the Adviser may voluntarily elect not to receive payment of fees under their respective agreements described above and/or to assume certain expenses of a Fund while retaining the ability to be reimbursed by a Fund for such amounts prior to the end of the fiscal year. This will have the effect of increasing yield to investors at the time such fees are not received or amounts are assumed by the Administrator or the Adviser and decreasing yield when such fees or amounts are reimbursed to the Administrator or the Adviser. See the Fee Table for each class of shares for each Fund.


================================================================================
PURCHASE OF SHARES


To purchase Institutional Shares in any Fund, contact your Bank of New York representative for details.


The following table summarizes the types of investment accounts available to purchasers of Investor Shares of each of the Funds along with their respective minimum investment requirements. Unless otherwise noted, all types of investment accounts shown in the table are applicable to Investor Shares of each Fund.



                                             MINIMUM INVESTMENT REQUIRED
                                           --------------------------------
                                                                 Additional
Type of Investment                         Initial Investment    Investment
------------------                         ------------------    ----------

Regular Account                                 $2,000              $100
--------------------------------------------------------------------------------
Regular Account with Automatic  Investment      $  500              $100
Program
--------------------------------------------------------------------------------
Regular Accounts for employees and              $  500              $ 40
retirees  of The  Bank of New York and its
affiliates,  and  employees of each of the
Administrator,  the  Distributor and their
affiliates (1)
--------------------------------------------------------------------------------
Individual Retirement Account                   $  250              $ 40
("IRA")

--------------------------------------------------------------------------------


(1) Available exclusively for employees and retirees of The Bank of New York and its affiliates, and for the employees of BNY Hamilton Distributors, Inc., and their affiliates. The employees of The Bank of New York and its affiliates may make investments through payroll deduction.


Institutional and Investor Shares of any of the Funds may be purchased without sales commission at the net asset value per share next determined after the purchase order and federal funds are received by the specific Fund. See "Net Asset Value".


The Distributor, from time to time, at its expense, will also provide additional compensation to dealers in connection with sales of Investor Shares of any of the Funds. Such compensation will include non-cash payments which may take the form of (1) gift certificates, (2) tickets for entertainment events, (3) trips, including the provision of travel arrangements and lodging at vacation resorts and (4) merchandise. Dealers may not use sales of the Funds' shares to quality for this compensation to the extent such sales may be prohibited by laws of any state or any self-regulatory agency, such as The National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by any Fund or its shareholders.

Initial Investments. Orders for purchase of a Fund's Investor Shares received by 4:00 P.M. (Eastern time) on any Business Day and transmitted to the Fund's transfer agent by 4:00 P.M. (Eastern time) will be based on the next determined net asset value. (For purposes of this Prospectus, "Business Day" is defined to mean any day on which both the New York Stock Exchange and the custodian are open for business.) Investors will begin to earn dividends on the next Business Day after receipt of the purchase order. On those days when the New York Stock Exchange or the custodian closes early as a result of such day being a partial holiday or otherwise, the right is reserved to advance the time on that day by which purchase and redemption requests must be received.


Prospective investors may purchase a Fund's Investor Shares by check, by federal funds wire, by bank wire, or by direct deposit. Additional investments may also be made through an Automatic Investment Program. See the tables on the following pages.

--------------------------------------------------------------------------------


 METHOD OF
 PURCHASE                  FOR INITIAL INVESTMENTS
--------------------------------------------------------------------------------
By                  o    Complete and sign a New Account Application and mail
Check                    it, together with a check payable to the specific Fund,
                         to: BNY Hamilton Funds, P. O. Box 163310, Columbus,
                         Ohio 43216-3310.

                    o Purchases made by check are not permitted to be redeemed until payment of the purchase has been collected, which may take up to ten (10) Business Days after purchase.

                    o    Purchases by check must be payable in United States
                         dollars and drawn on United States banks. The Funds
                         will not accept third-party checks.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
By                  o    An investor desiring to purchase shares by wire should
Federal                  call the Transfer Agent at 1-800-952-6276 and place a
Funds                    purchase order.
Wire
                    o    Have your bank wire federal funds to the BNY Hamilton
                         Funds' bank account (see below). In order to ensure
                         prompt receipt by a Fund of a federal funds wire, an
                         investor should take the following steps:

                         A. Instruct your bank to wire the specified amount to
                            the specific Fund's account as follows (be sure to have your bank include the name of the specific Fund selected, and state that the wire is for a new account):

                                    The Bank of New York
                                    New York, NY 10286
                                    ABA #021000018
                                    BNY Hamilton Funds
                                    DDA #8900275847
                                    Attn.: (specific Fund selected)
                                    Ref.: (your account number,
                                          your account name and
                                          taxpayer identification number)

                         B. Complete the New Account Application and mail it to
                            the appropriate address shown in "By Check" above.

                    o    Federal funds purchase orders will only be accepted on
                         Business Days as defined herein. Your bank may charge a
                         service fee for wiring funds.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
By                  o    Follow the same procedure outlined under "By Federal
Bank Wire                Funds Wire" above. Your bank may charge a service fee
                         for wiring funds.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
By                  o    In certain circumstances, employees and retirees of The
Direct                   Bank of New York and its affiliates may purchase Fund
Deposit                  shares by having payments automatically deposited into
                         their specific Fund account.

                    o    Call 1-800-4BNY-FND (1-800-426-9363) for details.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 METHOD OF
  PURCHASE          FOR ADDITIONAL INVESTMENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
By                  o    Make check payable to the specific Fund and send to:
Check                    BNY Hamilton Funds, Inc., P.O. Box 806, Newark, New
                         Jersey 07101-0806. If possible, please include the
                         tear-off payment stub that accompanies a Fund's
                         confirmation statement.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
By                  o    Have your bank wire federal funds according to the
Federal                  instructions on the previous page, except the wire
Funds                    should state that it is an additional investment.
Wire
                    o    Please include your account number.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
By
Automatic           o    You may arrange, through the Automatic Investment
Investment               Program, for systematic purchases of Fund shares
Program                  (minimum of $100) by direct debit from your account at
                         any domestic financial institution that is an Automated
                         Clearing House member.

                    o To elect this feature, please complete Section 7 on the new account application.

                    o    See "Purchase of Shares - Automatic Investment Program"
                         or Call 1-800-4BNY-FND (1-800-426-9363) for further
                         details on this investment option.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
By                  o    The procedure is identical to "By Federal Funds Wire"
Bank Wire                above.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
By                  o    Call 1-800-4BNY-FND (1-800-426-9363) for details.
Direct
Deposit             o    Additional purchases will be processed in accordance
                         with your instructions.
--------------------------------------------------------------------------------



Automatic Investment Program. You may arrange, through the Automatic Investment Program, for systematic investments in your Fund account(s) in amounts of $100 or more by directly debiting your account at the financial institution designated by you on the new account application. At your option, your checking, NOW or bank money market account designated by you will be debited in the specified amount, and Investor Shares will be purchased, once a month, on either the first or fifteenth day, or twice a month on both days. Only accounts maintained at a domestic financial institution which permits automatic withdrawals and is an Automated Clearing House member are eligible.

The Automatic Investment Program enables shareholders to invest a fixed dollar amount at predetermined intervals, an investment strategy known as "dollar cost averaging". By applying this technique consistently over time, investors usually purchase more shares during periods of low share prices and fewer shares as share prices increase. You may also implement dollar cost averaging on your own initiative or through other entities.


To be effective, dollar cost averaging should be carried out consistently for a sustained period of time. You should understand, however, that purchases made through the Automatic Investment Program will be made by the Fund without regard to share price on the day of investment or to market trends. In addition, while you may find dollar cost averaging to be beneficial, it will not prevent a loss if you ultimately redeem your shares at a price that is lower than their purchase price.


You may cancel the Automatic Investment Program or change the amount of purchase at any time by mailing written notification to:


                               BNY Hamilton Funds
                                P. O. Box 163310
                             Columbus, OH 43216-3310


Notification will be effective seven days following receipt. The Fund may modify or terminate this privilege at any time or charge a service fee, although no such fee currently is contemplated.


Other Purchase Information. Investors may purchase Investor Shares of any Equity Fund, Fixed Income Fund, or BNY Hamilton Intermediate Tax-Exempt Fund or Hamilton Classic Shares of BNY Hamilton Money Fund offered by BNY Hamilton Funds, Inc., or a combination of those Funds, in increments of 10% through an individual retirement account made available by BNY Hamilton Funds, Inc., as described in the Minimum Investment Required table earlier in this section. Please refer to a "BNY Hamilton Funds Individual Retirement Account" kit for details. Investors are also advised to consult with their own legal counsel or tax adviser regarding these investments.


In the interest of economy and convenience and because of its operating procedures, a Fund will not issue certificates representing ownership of either class of its shares. All shares purchased will be confirmed to you and credited to your account on the specific Fund's books maintained by the transfer agent. You will have the same rights and ownership with respect to such shares as if certificates had been issued.


To assure that checks are collected by a Fund, withdrawals of investments made by check will not be permitted until payment for the purchase has been received, which may take up to ten (10) Business Days after the date of purchase. A Fund will charge a $15.00 processing fee for checks returned unpaid. This charge may be deducted from the account of the investor that requested the purchase. In addition, you may be prohibited or restricted from making future purchases in any Fund offered by BNY Hamilton Funds, Inc.

Investors may also invest in any Fund offered by BNY Hamilton Funds, Inc. by purchasing shares through registered broker-dealers, which are required to effect the transaction at the net asset value next determined after receipt of the order by the broker-dealer and are required to transmit such orders promptly to the specific Fund. Broker-dealers who make purchases for their customers may charge a fee for such services.


Federal regulations require that investors provide a social security or taxpayer identification number upon opening or re-opening an account. Investors should refer to the New Account Application for further information about this requirement.

================================================================================
REDEMPTION OF SHARES


To redeem Institutional Shares in any Fund, contact your Bank of New York representative for details.


Investors may withdraw all or any portion of the Investor Shares in their account at any time by redeeming such shares. Investors should be aware that, unlike a savings account, a redemption in any of the Funds is a taxable event. Consult your tax adviser for the potential tax situations that may arise as a result of a redemption of shares.


Method of Redemption. A Fund will redeem Investor Shares at the next determined net asset value per share. A Fund's net asset value per Investor Share will be determined on each Business Day at 4:00 p.m. (Eastern time). The value of the shares redeemed may be more or less than their original cost, depending upon a Fund's then-current net asset value.



--------------------------------------------------------------------------------
By                  o    Send your request to: BNY Hamilton Funds, P. O. Box
Mail                     163310, Columbus, Ohio 43216-3310. (Be sure to include
                         the name of the specific Fund and your account number.)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
By                  o    This option must have previously been elected. Call the
Telephone (1)            specific Fund and request that the redemption proceeds
                         be mailed to the address listed in the specific Fund's
                         account records or wired to the investor's bank as
                         listed in the specific Fund's records.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
By
Systematic          o    Your account must have a value of $10,000 or more.
Withdrawal
                    o    The record owner of shares may request a declining
                         balance withdrawal, a fixed dollar withdrawal, a fixed
                         share withdrawal, or a fixed percentage withdrawal
                         (based on the current value of shares in the account)
                         on a monthly, quarterly, semi-annual or annual basis.

                    o    Further information about establishing a Systematic
                         Withdrawal Plan may be obtained by calling
                         1-800-426-9363.
--------------------------------------------------------------------------------

(1) In times of drastic market conditions, the telephone redemption option may be difficult to implement. If you experience difficulty in making a telephone redemption, you may make your request by regular mail or express mail and it will be implemented at the net asset value per share next determined after the request is received.


Each Fund will redeem its Investor Shares at the net asset value next determined after the request is received in good order. "Good order" means that the request to redeem Investor Shares includes the following documentation: (i) a letter of instruction or a stock assignment containing the account number and taxpayer identification number(s) of the shareholder(s), specifying the number of shares or dollar amount to be redeemed and signed by all registered owners of the shares in the exact names in which they are registered; (ii) any required signature guarantees, see Further Redemption Information below; and (iii) other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit-sharing plans and other organizations. The Funds may adopt certain procedures as described in "Redemption of Shares" in the Statement of Additional Information to verify information provided with a redemption request. Shareholders who are uncertain of the requirements for redemption should consult with a BNY Hamilton Funds, Inc. representative by calling 1-800-952-6276.


Discretionary Redemption by a Fund. If the value of a shareholder's holdings falls below $500 because of a redemption of Investor Shares, the shareholder's remaining shares may be involuntarily redeemed after 60 days' written notice, unless the value of the account is increased to $500 or more.


Further Redemption Information. Normally, a Fund will make payment for all Investor Shares redeemed under these procedures within one Business Day of receipt of the request, but in no event will payment be made more than seven days after receipt of a redemption request in good order. Notwithstanding the foregoing, a Fund will not make payments to investors redeeming Investor Shares that were purchased by check until payment for the purchase has been collected, which may take up to ten (10) Business Days after the date of purchase. At various times, a Fund may be requested to redeem Investor Shares for which it has not yet received good payment. In such circumstances, the Fund may delay the forwarding of proceeds for up to 15 days or more until payment has been collected for the purchase of such Investor Shares. A Fund reserves the right to suspend redemption or postpone the date of redemption at times when the New York Stock Exchange is closed or when trading on the Exchange is restricted, under certain emergency circumstances and during periods when such suspension is permitted by the Securities and Exchange Commission. See the Statement of Additional Information; "Redemption of Shares -- Further Redemption Information".


To change the address listed in a specific Fund's account records or the name of the commercial bank or account designated to receive redemption proceeds, an investor must send a written request to: BNY Hamilton Funds, P. O. Box 163310, Columbus, Ohio 43216-3310. Such requests must be signed by each shareholder, and, for requests to change the bank or account designated to receive redemption proceeds, each signature must be guaranteed.

================================================================================
EXCHANGE OF SHARES


Shareholders purchasing shares directly from the Funds may exchange those shares at the current net asset per share at the current net asset per share for other BNY Hamilton Funds which have a similar class of shares, in accordance with the terms of the current prospectus of the Fund being acquired, without charge. An exchange may be made so long as the shares to be exchanged have a value of at least $500. Accordingly, when establishing a new account by exchange, shares of the Fund being exchanged must have a value at least equal to the minimum initial investment required by the Fund into which the exchange is being made (currently $2,000 for all shares available to retail investors for each Fund in BNY Hamilton Funds, Inc.). Shares will be exchanged on the basis of relative net asset value per share.


Exchanges are in effect redemptions from one Fund and purchases of another Fund and the usual purchase and redemption procedures and requirements are applicable to exchanges. See "Purchase of Shares" and "Redemption of Shares". Before making any exchange, investors are advised to review the sections of this Prospectus pertaining to the specific Fund or the appropriate sections of the prospectuses for the other Funds in BNY Hamilton Funds, Inc.


Since an exchange is essentially a redemption from a specific Fund, shareholders who exchange shares in any of the Funds for shares in any of the other Funds may recognize a capital gain or loss for tax purposes. The Funds reserve the right to discontinue, alter or limit the exchange privilege at any time. At least 60 days' notice will be given to shareholders of any material modification or termination. The exchange privilege will be honored only in those states where such exchanges are legally permissible.

================================================================================
DIVIDENDS AND DISTRIBUTIONS


The Equity Income Fund and Large Cap Growth Fund will declare dividends from net investment income for each class of their respective shares monthly and will be paid monthly within five (5) Business Days after the end of the month. The Small Cap Growth Fund and International Equity Fund will declare dividends from net investment income, if any, and pay dividends for each class of their respective shares once annually. Dividends and distributions will be payable to shareholders of record at the time of declaration. The Directors may revise a Fund's dividend policy without action by the shareholders.


Each of the Funds will distribute substantially all of any taxable net long-term gains realized on investments to shareholders at least annually in accordance with requirements under the Tax Code, as amended, and other applicable statutory and regulatory requirements.

Dividend and Gain Distribution Options. Each Fund will pay dividends and gain distributions, if any, in accordance with the current option on each shareholder's account. If a shareholder does not select a dividend and gain option, dividends and gains will be paid in additional shares. Shareholders may choose to receive dividends in cash and any gain distributions in shares or receive both dividends and any gain distributions in cash. A shareholder can change the option selected on his or her account by notifying the transfer agent in writing at least five (5) Business Days prior to a dividend or gain distribution payment date. In the event that a shareholder redeems all shares in an account between the record date and the payable date, the value of the gain distributions declared and payable will be paid in cash regardless of the existing election.


If you elect to receive distributions in cash and the distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in the respective Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the respective Fund at the per share net asset value determined as of the date of cancellation.


================================================================================
NET ASSET VALUE


Net asset value per share for each class of shares in each Fund will be determined by subtracting from the value of the specific classes' total assets the amount of its liabilities and dividing the remainder by the number of its outstanding shares, rounding to the nearest one cent. Expenses, including the fees payable to the Adviser and the Administrator, are accrued daily. See "Net Asset Value" in the Statement of Additional Information for more information on valuation of portfolio securities for each Fund.


Each class of shares in each Fund will compute its net asset value once daily on Monday through Friday, except that net asset value will not be computed on any day in which no orders to purchase or redeem shares have been received or on the holidays listed under "Net Asset Value" in the Statement of Additional Information. Each Fund computes net asset value of each class of its shares at 4:00 P.M., Eastern time.


================================================================================
ORGANIZATION


BNY Hamilton Funds, Inc. is an open-end management investment company organized as a Maryland corporation on May 1, 1992. The Articles of Incorporation currently permit BNY Hamilton Funds, Inc. to issue 20,000,000,000 shares of common stock, par value $.001 per share, which have been allocated as follows:



                                                         Number of Shares of
                         Fund                          Common Stock Authorized
----------------------------------------------------   -----------------------

                                       30

BNY Hamilton Equity Income Fund
    Institutional Shares...........................          200,000,000
    Investor Shares................................          200,000,000

BNY Hamilton Large Cap Growth Fund
    Institutional Shares...........................          200,000,000
    Investor Shares................................          200,000,000

BNY Hamilton Small Cap Growth Fund
    Institutional Shares...........................          200,000,000
    Investor Shares................................          200,000,000

BNY Hamilton International Equity Fund
    Institutional Shares...........................          200,000,000
    Investor Shares................................          200,000,000



The Directors may increase the number of shares each Fund is authorized to issue without the approval of shareholders. The Directors also have the power to designate one or more series or classes of shares of common stock and to classify and reclassify any unissued shares with respect to such series or classes.


Shareholders of each series of BNY Hamilton Funds, Inc. are entitled to one vote for each share and to the appropriate fractional vote for each fractional share. There is no cumulative voting and no Funds' shares have any preemptive or conversion rights. All shareholders will vote together as a single class on matters affecting the relevant Fund generally, including matters relating to the relevant Fund's investment advisory agreement, investment objective and fundamental investment restrictions. Shareholders of a particular class will vote separately on any matters relating only to that class. For example, holders of Investor Shares will vote separately on matters relating to the class' distribution plan under Rule 12b-1. Shares offered hereby must be fully-paid upon issuance and thereafter will be non-assessable by BNY Hamilton Funds, Inc. and the particular Fund to which they belong. The Funds do not intend to hold meetings of shareholders. The Directors may call meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or permitted by the Articles of Incorporation or Bylaws of BNY Hamilton Funds,

Inc.



BNY Hamilton Funds, Inc., if requested to do so by the holders of at least 10% of the shares of all series aggregated as a class, will call a meeting of shareholders for the purpose of voting upon the removal of a director or directors and will assist in communications with other shareholders as required by Section 16(c) of the 1940 Act. For further organization information, including certain shareholder rights, see "Description of Shares" in the Statement of Additional Information.

================================================================================
TAXES


The following discussion of federal tax consequences is based on United States tax laws in effect on the date of this Prospectus. These laws and regulations are subject to change by legislative, judicial or administrative action. Investors are urged to consult their own tax advisors with respect to specific questions as to federal taxes and with respect to the applicability of state, local or foreign taxes. See "Taxes" in the Statement of Additional Information. Annual statements as to the federal tax status of distributions will be mailed to shareholders shortly after the end of the taxable year.


Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Tax Code. As a regulated investment company, each Fund will not be subject to federal income taxes on the net investment income and capital gains distributed to shareholders, provided that it distributes annually at least 90% of its net investment income and realized net short-term capital gains in excess of net long-term capital losses.


Distributions of net investment income and realized net short-term capital gains in excess of net long-term capital losses will generally be taxable to shareholders of a Fund as ordinary income, whether such distributions are taken in cash or reinvested in additional shares. Each of the Funds expects that a portion of such distributions will be eligible for the dividends-received deduction.


Distributions of net long-term capital gains in excess of net short-term capital losses are taxable to shareholders of a Fund as long-term capital gains regardless of how long the shareholders have held shares and regardless of whether taken in cash or reinvested in additional shares. Long-term capital gains distributions are not eligible for the dividends-received deduction.


Each Fund may be subject to foreign income taxes withheld at source. The International Equity Fund, but not the other Funds, intends to elect to "pass through" such foreign income taxes to shareholders for foreign tax credit purposes.


Unless a shareholder includes its identification number (social security number for individuals) on the Account Application and certifies that it is not subject to backup withholding, a Fund may be required to withhold and remit to the U.S. Treasury 31% of taxable distributions and other reportable payments to the shareholder. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, a Fund may be fined up to $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to any uncertified account in any year, a corresponding charge may be made against that account.

================================================================================
ADDITIONAL INFORMATION


The Funds will send to their shareholders annual and semi-annual reports. The financial statements appearing in the annual reports will be audited by independent auditors. Shareholders will also receive confirmations of each purchase and redemption and monthly statements reflecting all account activity, including dividends reinvested in additional shares or credited as cash. Written inquiries about the Funds should be sent to BNY Hamilton Funds, P. O. Box 163310, Columbus, Ohio 43216-3310.


A Fund may make historical performance information available and may advertise total return as defined in the Statement of Additional Information under "Performance Data". All performance figures will be based on historical earnings and are not intended to indicate future performance. Performance information may be obtained by calling the Distributor at 1-800-4BNY-FND (1-800-426-9363).

Appendix A



The following chart shows the comparison of the predecessor of BNY Hamilton Large Cap Growth Fund and a comparable index.



                                             BNY Hamilton
                                              Large Cap        S & P 500
                                              Growth Fund        Index
                                             ------------        -----



Average annual total return after one            22.84%          23.07%
year



Average annual total return after five           12.67%          15.19%
years



Average annual total return after ten            13.13%          15.29%
years



(The above information appears in the printed prospectus in bar chart form.)



The performance results presented above are those of Bank of New York CTF Equity Fund, a private trust fund advised by The Bank of New York. These are not performance results of any class of BNY Hamilton Large Cap Growth Fund, and should not be interpreted as indicative of the future performance of the Large Cap Growth Fund.



As of December 31, 1996, the Bank of New York CTF Equity Fund had aggregate net assets of approximately $250 million. The Bank of New York CTF Equity Fund's investment objective, policies and strategies are substantially similar to those of the Large Cap Growth Fund, although, unlike the Large Cap Growth Fund, the Bank of New York CTF Equity Fund is not subject to certain investment limitations, diversification requirements and other restrictions imposed by law upon mutual funds, which, if applicable to the Bank of New York CTF Equity Fund, may have adversely affected performance.



The Bank of New York CTF Equity Fund's performance results reflect reinvestment of dividends. In addtion, because the Bank of New York CTF Equity Fund is not subject to advisory or administrative expenses usually associated with mutual funds, the performance results have been adjusted to reflect the deduction of the aggregate advisory, administrative and other expenses described in this prospectus as being applicable to Investor Shares of BNY Hamilton Large Cap Growth Fund. Performance shown conforms to the standards established by the Association for Investment Management and Research.



The S&P 500 Index is an unmanaged index of common stocks and cannot be invested in directly. The Index does not take into account fees and expenses.

Performance for the Equity Income Fund can be found in its Annual Report to Shareholders, available from the Fund's Distributor upon request and without charge.

Appendix B



The following chart shows the comparison of the predecessor of BNY Hamilton Small Cap Growth Fund and a comparable index.



                                          BNY HAMILTON
                                           SMALL CAP                RUSSELL 2000
                                          GROWTH FUND                   INDEX
                                          -----------                   ------



Average annual total return after one         30.21%                    16.49%
year



Average annual total return after five        14.54%                    15.62%
years



(The above information appears in the printed prospectus in bar chart form.)



The performance results presented above are those of Bank of New York CIF Emerging Growth Fund, a private trust fund advised by The Bank of New York. These are not performance results of any class of BNY Hamilton Small Cap Growth Fund, and should not be interpreted as indicative of the future performance of BNY Hamilton Small Cap Growth Fund.



The Bank of New York CIF Emerging Growth Fund's investment objective, policies and strategies are substantially similar to those of BNY Hamilton Small Cap Growth Fund, although, unlike BNY Hamilton Small Cap Growth Fund, the Bank of New York CIF Emerging Growth Fund is not subject to certain investment limitations, diversification requirements and other restrictions imposed by law upon mutual funds, which, if applicable to the Bank of New York CIF Emerging Growth Fund, may have adversely affected performance.



The Bank of New York CIF Emerging Growth Fund's performance results reflect reinvestment of dividends. In addition, because the Bank of New York CIF Emerging Growth Fund is not subject to advisory or administrative expenses usually associated with mutual funds, the performance results have been adjusted to reflect the deduction of the aggregate advisory, administrative and other expenses described in this prospectus as being applicable to Investor Shares of BNY Hamilton Small Cap Growth Fund. Performance shown conforms to the standards established by the Association for Investment Management and Research.



The Russell 2000 Index is an unmanaged index of common stocks, and cannot be invested in directly. The Index does not take into account fees and expenses.



Performance for the Equity Income Fund can be found in its Annual Report to Shareholders, available from the Fund's Distributor upon request and without charge.

================================================================================

                         BNY HAMILTON FIXED INCOME FUNDS
                              125 West 55th Street
                            New York, New York 10019
              For information call 1-800-426-9363 (1-800-4BNY-FND)

================================================================================

BNY Hamilton Funds, Inc. is a family of no-load mutual funds for which there are no sales charges or exchange or redemption fees. This Prospectus describes two
(2) fixed income Funds (individually, a "Fund" and collectively, the "Funds") offered by the BNY Hamilton Family of Funds.

================================================================================


Fund                                          Objective                              For Investors Seeking
----                                          ---------                              ---------------------
BNY Hamilton Intermediate      To  earn as high a level of current          Current income from U.S. Government
Government Fund                income as is consistent with                 securities, minimal credit risk and
                               preservation of capital, moderate            relatively stable share price
                               stability in net asset value and
                               minimal credit risk
--------------------------------------------------------------------------------------------------------------------
BNY Hamilton Intermediate      To earn as high a level of current           Current income from debt obligations
Investment Grade Fund          income as is consistent with                 of domestic corporations, foreign
                               preservation of capital, moderate            corporations and foreign governments
                               stability in net asset value and             as well as U.S. government securities,
                               maintenance of liquidity                     higher level of risk and relatively
                                                                            stable share price

================================================================================


Investments in either Fund are not bank deposits or obligations of or guaranteed or insured by The Bank of New York, and the shares in either Fund are neither insured nor guaranteed by The United States Government, The Federal Deposit Insurance Corporation, The Federal Reserve Board or any other governmental agency. Investments in either Fund involve investment risks, including possible loss of principal.


This Prospectus sets forth concisely the information that a prospective investor should know about the Funds noted in the chart above before investing and should be retained for future reference. Additional information about the Funds or other members of the BNY Hamilton Family of Funds has been filed with the Securities and Exchange Commission in the Statement of Additional Information for BNY Hamilton Funds, Inc., dated March 31, 1997. This information is incorporated by reference and is available without charge upon request from the

Funds' distributor, BNY Hamilton Distributors, Inc., 125 West 55th Street, New York, NY 10019, Attention: BNY Hamilton Funds, Inc. 1-800-4BNY-FND (1-800-426-9363).

================================================================================

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

================================================================================

                  The date of this Prospectus is March 31, 1997

                                TABLE OF CONTENTS
                                                                            Page
                                                                            ----
Fee Table....................................................................  3

Financial Highlights.........................................................  5

Investment Objectives and Policies...........................................  6

Description of Securities....................................................  7

Additional Investment Information and
Risk Considerations..........................................................  8

Investment Restrictions...................................................... 15

Management of the Funds...................................................... 15

Summary of Shareholder Services.............................................. 18

Fund and Other Shareholder Services.......................................... 18

Purchase of Shares........................................................... 21

Redemption of Shares......................................................... 25

Exchange of Shares........................................................... 27

Dividends and Distributions.................................................. 28

Net Asset Value.............................................................. 29

Organization................................................................. 29

Taxes........................................................................ 30

Additional Information....................................................... 31

Appendix A................................................................... 32

---------
FEE TABLE
---------

The following table illustrates the expenses an investor in either Fund will incur. In addition, investments are subject to the annual fund operating expenses (after expense waivers/reimbursements) set forth below.


                                                            BNY HAMILTON                      BNY HAMILTON
                                                            INTERMEDIATE                INTERMEDIATE INVESTMENT
                                                          GOVERNMENT FUND                      GRADE FUND
                                                          ---------------                      ----------
                                                    INSTITUTIONAL      INVESTOR       INSTITUTIONAL      INVESTOR
                                                       SHARES           SHARES           SHARES           SHARES
                                                       ------           ------           ------           ------
SHAREHOLDER TRANSACTION EXPENSES:
Sales Load Imposed On Purchases........................ None             None             None             None
Sales Load Imposed on Reinvested Dividends............. None             None             None             None
Deferred Sales Load.................................... None             None             None             None
Redemption Fees........................................ None             None             None             None
Exchange Fees.......................................... None             None             None             None
ANNUAL FUND OPERATING EXPENSES AFTER EXPENSE
   WAIVERS/REIMBURSEMENTS:
(as a percentage of average daily net assets)
Management Fees........................................ .70%              .70%            .70%              .70%
12b-1 Fees after expense waivers/reimbursements........
                                                        .00%              .25%            .00%              .25%
Other Expenses......................................... .20%              .20%            .20%              .20%
                                                        ----             -----            ----             -----
Total Fund Operating Expenses After Expense
   Waivers/Reimbursements.............................. .90%             1.15%            .90%             1.15%


Example

An investor would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:


                                                            BNY HAMILTON                      BNY HAMILTON
                                                            INTERMEDIATE                INTERMEDIATE INVESTMENT
                                                          GOVERNMENT FUND                      GRADE FUND
                                                          ---------------                      ----------
                                                    INSTITUTIONAL      INVESTOR       INSTITUTIONAL      INVESTOR
                                                       SHARES           SHARES           SHARES           SHARES
                                                       ------           ------           ------           ------
  1 year..................................               $ 9             $ 12             $ 9               $12
  3 years.................................               $29             $ 37             $29               $37
  5 years.................................               N/A             $ 64              N/A              N/A
10 years..................................               N/A             $140              N/A              N/A



This table is designed to assist investors in understanding the various direct and indirect costs that an investor would bear. The Adviser as defined in "Management of the Funds") has agreed to limit expenses of each Fund to .90% and 1.15% of its average daily net assets of each Fund's

Institutional Shares and Investor Shares, respectively. Were expenses not so limited, Other Expenses would be .30% for each class of shares in each Fund, and Total Fund Operating Expenses would be 1.00% and 1.25% for the Institutional Shares and Investor Shares, of each Fund, respectively. Management reserves the right to implement or discontinue expense limitations at any time. See "Fund and Other Shareholder Services - Fee Waivers".


For a description of contractual fee arrangements or the fees and expenses included in Other Expenses, see "Management of the Funds" and "Fund and Other Shareholder Services". In connection with the example, please note that $1,000 is less than the generally applicable minimum initial investment required for each of the Funds and that there are no redemption or exchange fees of any kind. See "Purchase of Shares" and "Redemption of Shares".


The example is hypothetical; it is included solely for illustrative purposes. It should not be considered a representation of past or future performance; actual expenses may be more or less than those shown. Expenses paid as shown above reflect estimates made by the Funds as of the date of this prospectus.

================================================================================
FINANCIAL HIGHLIGHTS


The following selected data for an outstanding Investor share of BNY Hamilton Intermediate Government Fund, except for the six months ended June 30, 1996, was audited by Deloitte & Touche LLP, independent accountants, whose report thereon was unqualified. This information should be read in conjunction with the financial statements and related notes that appear in the Statement of Additional Information. Further information about the performance of BNY Hamilton Intermediate Government Fund is contained in the Fund's annual report to shareholders, which may be obtained from the Fund upon request and without charge. No shares of either class of BNY Hamilton Intermediate Investment Grade Fund were outstanding for the periods noted below. In addition, no Institutional Shares of BNY Hamilton Intermediate Government Fund were outstanding during the periods noted below.



                                                          BNY HAMILTON INTERMEDIATE GOVERNMENT FUND
                                          ---------------------------------------------------------------------------
                                                                                                       FOR THE
                                                                                                        PERIOD
                                                                                                      AUGUST 7,
                                              SIX MONTHS                                                1992*
                                                ENDED                                                  THROUGH
                                               JUNE 30,            YEAR ENDED DECEMBER 31,           DECEMBER 31,
                                                              -----------------------------------
                                                 1996            1995        1994        1993            1992
                                                 ----            ----        ----        ----            ----
PER SHARE DATA:
Net asset value at beginning of period        $   9.94           $9.10      $10.12       $9.87          $10.00
                                              --------           -----      ------       -----          ------
Income from investment operations
Net investment income                             0.27            0.53        0.50        0.51            0.18
                                                                  ----        ----        ----            ----
Net realized and unrealized gain (loss)                                                                   0.13
                                                                                                          ----
   on investments                               (0.34)            0.84      (1.02)        0.27
                                                ------            ----      ------        ----
     Total from investment operations           (0.07)            1.37      (0.52)        0.78            0.05
                                                ------            ----      ------        ----            ----

Dividends and distribution
Dividends from net investment income
                                               (0.027)          (0.53)      (0.50)      (0.51)          (0.18)
                                               -------          ------      ------      ------          ------
Distribution from capital gains                    ---             ---         ---      (0.02)             ---
                                              --------        --------    --------      ------        --------
     Total dividends and distribution          (0.027)          (0.53)      (0.50)      (0.53)          (0.18)
                                               -------          ------      ------      ------          ------
Net asset value at end of period               $  9.60         $  9.94     $  9.10    $  10.12         $  9.87
                                               =======         =======     =======    ========         =======
TOTAL RETURN:                                (0.69)%**          15.40%     (5.17)%       8.03%         0.51%**
RATIOS/SUPPLEMENTAL DATA
Net assets at end of period
   (000's omitted)                             $65,643         $60,659     $59,328     $72,069         $25,575
Ratio to average net assets of:
Expenses, net of waiver from The Bank
   of New York                                1.00%***           1.06%       1.07%       0.86%        0.75%***
Expenses, prior to waiver from The Bank
   of New York                                1.00%***           1.06%       1.10%       1.15%        1.64%***
Net investment income, net of waiver
   from The Bank of New York                  5.58%***           5.52%       5.30%       5.04%        4.62%***
Portfolio turnover rate                            28%             48%         49%         67%             63%


*     Commencement of investment operations.
**    Not annualized.

***   Annualized.

================================================================================
INVESTMENT OBJECTIVES AND POLICIES

The investment objective of each Fund is described below, together with a summary of the policies each Fund will employ in its efforts to achieve its objective. There can be no assurance that either Fund will attain its respective investment objective.


Introduction. The Funds are open-end management investment companies (commonly known as mutual funds) registered under the Investment Company Act of 1940 (the "1940 Act"). Each of the Funds will be considered a separate pool of assets with its own distinctive investment objectives and policies, as described below.


BNY Hamilton Intermediate Government Fund (the "Intermediate Government Fund"). The Intermediate Government Fund's investment objective is to earn as high a level of current income as is consistent with preservation of capital, moderate stability in net asset value and minimal credit risk. The Intermediate Government Fund will attempt to accomplish this objective by investing in obligations issued or guaranteed by the United States Government and backed by the full faith and credit of the United States. The Intermediate Government Fund

may also invest in obligations issued or guaranteed by United States Government agencies or instrumentalities where it must look principally to the issuing or guaranteeing agency for ultimate repayment. Examples of agencies or instrumentalities issuing these obligations are the Federal Farm Credit Systems and the Federal Home Loan Banks. Although the United States Government or its agencies or instrumentalities are ultimately responsible for payments on these obligations, they do not guarantee the market value of such obligations.


In an effort to manage interest rate risk and principal stability of the Intermediate Government Fund's net asset value, the Intermediate Government Fund will invest in a portfolio of debt instruments which, during normal market conditions, will have a dollar weighted average maturity not less that three nor more than ten years.


BNY Hamilton Intermediate Investment Grade Fund (the "Intermediate Investment Grade Fund"). The Intermediate Investment Grade Fund's investment objective is to provide as high a level of current income as is consistent with preservation of capital, and moderate stability in net asset value by investing in securities rated investment grade. The average maturity of the fund will range between three and ten years. The maximum average maturity of any individual security at the time of purchase will be 15 years. The Intermediate Investment Grade Fund will invest in obligations issued or guaranteed by the United States Government and backed by the full faith and credit of the United States. The Fund may also invest in obligations issued or guaranteed by United States Government agencies or instrumentalities, where the Fund must look principally to the issuing or guaranteeing agency for ultimate repayment.


Under normal circumstances, the Intermediate Government Fund will invest at least 65% of the value of its total assets in such types of Government securities.

In addition, the Intermediate Investment Grade Fund will invest in U.S. dollar denominated debt obligations of domestic corporations, foreign corporations and foreign governments.


Both Funds may purchase or sell financial futures contracts and options in an effort to reduce portfolio volatility, moderate market risk and minimize fluctuations in net asset value. For a discussion of these investments, see "Hedging" in "Additional Investment Information and Risk Considerations".

================================================================================
DESCRIPTION OF SECURITIES

Mortgage-Backed Securities and Asset-Backed Securities. The Funds may invest in mortgage backed securities, including collateralized mortgage obligations

("CMOs") and stripped mortgage back securities. A mortgage pass-through security is a pro-rata interest in a pool of mortgages where the cash flow generated from the mortgage collateral is passed through to the security holder. CMOs are pass-through securities collateralized by mortgages or mortgage-backed securities. CMOs are issued in classes and series that have different maturities and often are retired in sequence. Mortgage-backed securities evidence an undivided interest in mortgage pools. These securities are subject to more rapid repayment than their stated maturity would indicate because repayment of principal on mortgages in the pool are passed through to the holder of the securities. During periods of declining interest rates, prepayment of mortgages in the pool can be expected to increase. The pass-through of these prepayments would have the effect of reducing a Fund's position in these securities and requiring a Fund to reinvest the prepayments at interest rates prevailing at the time of reinvestment.


Stripped mortgage-back securities are derivative multiclass mortgage securities which may be issued by agencies or instrumentalities of the United States Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage-back securities issued by parties other than agencies or instrumentalities of the United States Government are considered, under current guidelines of the staff of the Securities and Exchange Commission, to be illiquid securities.


Stripped mortgage-backed securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage-backed security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other classes will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such security's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup fully its initial investment in these securities even if the securities are rated AAA by Standard & Poor's Ratings Group ("S&P") or Aaa by Moody's Investors Services ("Moody's").


The Funds may also invest in asset-backed securities. Asset-backed securities represent participation in payment streams generated by particular assets such as motor vehicle or credit card receivables. The asset-backed securities in which a Fund may invest are subject to a Fund's overall credit requirements. Asset-backed securities in general, however, are subject to certain risks. Most of these risks are related to limited interests in the applicable collateral. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which may have the effect of reducing the balance due. Additionally, if a letter of credit is issued on behalf of an asset-backed security (which typically would guarantee payment up to a stated amount by a bank), and the stated amount in the letter of credit is exhausted, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on the underlying sales contracts are not realized.

================================================================================
ADDITIONAL INVESTMENT INFORMATION AND RISK CONSIDERATIONS

The following paragraphs describe other types of securities transactions in which the Funds may engage. Generally, the following types of securities and transactions involve more risk than those discussed in "Description of Securities". Unless otherwise noted, the following paragraphs are applicable to both Funds.


When-Issued and Delayed Delivery Securities. The Funds may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no interest or income is accrued until settlement. A Fund will maintain with the custodian a separate account with a segregated portfolio of liquid assets consisting of cash, U.S. Government securities or other liquid high-grade debt securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, a Fund will rely on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged. It is the current policy of the Funds not to enter into when-issued commitments exceeding in the aggregate 25% of the market value of the Fund's total assets less liabilities other than the obligations created by these commitments.


Repurchase Agreements. Each Fund may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines established by the Board of Directors (the "Directors") of BNY Hamilton Funds, Inc. In a repurchase agreement, a Fund buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and at a price reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week. A repurchase agreement may be viewed as a fully collateralized loan of money by a Fund to the seller. A Fund always receives, as collateral, securities with a market value at least equal to purchase price plus accrued interest and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, a Fund might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, a Fund's realization upon the collateral may be delayed or limited. Investments in certain repurchase agreements and certain other investments that may be considered illiquid are limited as set forth under "Investment Restrictions".


Loans of Portfolio Securities. Subject to applicable investment restrictions, a Fund is permitted to lend its securities. These loans must be secured continuously by cash, U.S. Government securities or other liquid high-grade short-term debt obligations in an account segregated by the custodian or by a letter of credit at least equal to the market value of the securities loaned plus accrued interest or income. For more information, see "Investment Objectives and Policies - Loans of Portfolio Securities" in the Statement of Additional Information.


Reverse Repurchase Agreements. Each Fund is permitted to enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase it at a mutually agreed upon date and at a price reflecting the interest rate effective for the term of the agreement. This may also be viewed as the borrowing of money by a Fund. A Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. A Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each Fund will establish and maintain with its custodian a separate account with a segregated portfolio of liquid assets consisting of cash, U.S. Government securities or other liquid high-grade debt securities in an amount at least equal to its purchase obligations under its repurchase agreements.


Reverse repurchase agreements involve the risk that the market value of the securities retained by a Fund may decline below the price of the securities it has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund's use of proceeds from the agreement may be restricted pending a determination by the other party or its trustee or receiver whether to enforce a Fund's obligation to repurchase the securities.


Investment Company Securities. The Funds may invest in the securities of other investment companies to the extent permitted under the 1940 Act. These limits require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of such Fund's total assets will be invested in the aggregate in securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by such Fund. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that such Fund bears directly in connection with its own operations.

Privately Placed and Certain Unregistered Securities. Each Fund may acquire, in privately negotiated transactions, restricted securities which cannot be offered for public sale in the United States without first being registered under the Securities Act of 1933, as amended (the "Securities Act"). The price a Fund pays for these securities, or receives upon resale, may be lower than the price the Fund would pay or receive for similar securities with a more liquid market. Accordingly, the valuation of these securities by a Fund will reflect any limitations on their liquidity. Each Fund may also purchase certain unregistered securities sold to institutional investors under Rule 144A of the Securities Act ("Rule 144A Securities"). Rule 144A Securities that have a readily available market may be deemed to be liquid for purposes of each Fund's 15% limitation on investments in illiquid securities. The investment adviser will monitor the liquidity of such restricted securities under the supervision of, and pursuant to guidelines established by, the Directors. In establishing these guidelines, the Directors will take into account factors such as trading activity, availability of reliable price information and other relevant information. Investing in Rule 144A Securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Acquisition by a Fund of illiquid investments (any investment that cannot be disposed of within three (3) Business Days in the normal course of business at approximately the amount at which it was valued by a Fund) is subject to the 15% limitation described below under "Investment Restrictions".


Hedging. Hedging is a means of transferring risk that an investor does not wish to assume during an uncertain market environment. The Funds are permitted to enter into these transactions solely (a) to hedge against changes in the market value of portfolio securities and against changes in the market value of securities intended to be purchased, or (b) to close out or offset existing positions.


Hedging activity in the Funds may include selling futures contracts on debt securities and indexes of debt securities and purchasing or writing (selling) options on these futures, on debt securities and on indexes of debt securities traded on registered securities exchanges and contract markets. All hedging transactions must be appropriate to reduction of risk; they cannot be for speculation.


Under regulations of the Commodity Exchange Act of 1936, as amended (the "Commodity Exchange Act"), an investment company registered under the 1940 Act is exempt from the definition of "commodity pool operator", and therefore not subject to regulation under the Commodity Exchange Act, provided that the entity agrees to restrict its investments in commodity futures and commodity options contracts to (i) bona fide hedging transactions within the meaning of the

Commodity Futures Trading Commission's regulations, without any limitation on quantity, and (ii) other futures and options transactions in which the aggregate initial margin and premiums do no exceed 5% of the liquidation value of the entity's portfolio after taking into account unrealized profits and unrealized losses on any such contracts. The Funds will only use commodity futures and commodity options contracts in a manner consistent with these requirements.


Financial Futures Contracts and Options on Futures, Debt Securities and Indexes of Debt Securities. The Funds may (a) sell futures contracts on debt securities and indices of debt securities and (b) purchase or write (sell) options on these futures, on debt securities and on indexes of debt securities traded on registered securities exchanges and contract markets.


Presently, futures contracts are available in several types of fixed income securities, including U.S. Treasury bonds and notes, Government National Mortgage Association modified pass-through mortgage-backed securities, three-month U.S. Treasury bills and bank certificates of deposit.


When a futures contract is entered into, each party deposits with a broker or in a segregated custodial account a good faith deposit of approximately 1 1/2 - 2% of the contract amount, called the "initial margin". Additionally, during the term of the contract, the amount of the deposit is adjusted daily based on the current value of the futures contract by payments of "variation margin" to or from the broker or segregated account.


Financial futures contracts obligate the seller to deliver a specific type of security, at a specified time for a specified price. Although most interest rate futures contracts call for making or taking delivery of the underlying securities, these obligations are typically canceled or closed out before the scheduled settlement date. The closing is accomplished by purchasing (or selling) an identical futures contract to offset a short (or long) position. Such an offsetting transaction cancels the contractual obligations established by the original futures transaction. Other financial futures contracts call for cash settlements rather than delivery of securities. If the price of the offsetting futures transaction varies from the price of the original futures transaction, the hedger will realize a gain or loss corresponding to the difference. That gain or loss will tend to offset the unrealized loss or gain on the hedged securities position, but may not always or completely do so.


There are risks associated with the use of futures contracts for hedging purposes. In certain market conditions, as with rising interest rates, futures contracts may not completely offset a decline in value of portfolio securities. It may not always be possible to execute a buy or sell order at the desired price or to close out an open position due to market conditions, limits on open positions, and/or daily price fluctuation limits. Changes in market interest rates may differ substantially from those anticipated when hedge positions were established. If a Fund has purchased futures to hedge against rising interest rates and interest rates decline, the value of the Fund's portfolio will increase, but at least part of the benefit of the increase will be lost because of losses in the futures position. A Fund may have to sell securities to meet daily maintenance margin requirements. The risk of loss to a Fund is theoretically unlimited when an uncovered futures contract is sold because there is an obligation to make delivery unless the contract closed out, regardless of fluctuations in the price of the underlying security.


The Funds intend to engage in transactions in futures contracts and options on futures contracts as a hedge against changes, resulting from market conditions, in the value of securities which are held in a Fund's portfolio or which a Fund intends to purchase. In accordance with current Commodity Futures Trading Commission ("CFTC") regulations, neither Fund will enter into any financial futures contract or purchase related options (as defined in the CFTC regulations) if immediately thereafter, the aggregate initial margin for its outstanding futures contracts and premiums paid for such options would exceed 5% of the fair market value of its total assets. In addition, a Fund will not enter into any financial futures contract or purchase related options (as defined in the CFTC regulations) if immediately thereafter the sum of initial and net cumulative variation margins on its outstanding futures contracts, together with premiums paid on options thereon, would exceed 20% of its total assets.


When a Fund attempts to hedge its portfolio by selling an interest rate futures contract, purchasing a put option thereon or writing a call option thereon, it will own an amount of United States Government securities corresponding to the open futures or option position. With respect to long positions assumed by a Fund, it will segregate with its custodian, or in a margin account with a broker, an amount of liquid assets consisting of cash, U.S. Government securities or other liquid high-grade debt securities permitted by CFTC regulations equal to the market value of the futures contracts and thereby insure that the use of futures contracts is unleveraged.


A Fund may purchase call options and write (sell) put options on debt securities to close out open option positions, purchase put options to protect its holding from a decline in market value, and write call options. The Funds may also purchase put options and write call options on futures contracts that are traded on a United States exchange or board of trade and enter into closing transactions with respect to these options. A Fund may use options on futures contracts under the same conditions it uses put and call options on debt securities. The effect of a futures contract may also be created by simultaneous purchase of a put option and sale of a call option on the same security. When a Fund purchases a put option or call option, the maximum risk of loss to it is the price of the option purchased. The use of options as a hedge rather than financial futures contracts may result in partial hedges because of the limits inherent in the exercise prices. Neither Fund will invest more than 5% of its net assets in premiums on put options.


The Funds may also utilize futures contracts on bond indices or related put and call options on these index contracts. The Funds' strategies in employing these contracts would be similar to the strategies applicable to futures and options contracts generally. The Intermediate Government Fund may also buy put options and sell call options on municipal bond indices.


The hedging activities of the Funds are subject to several additional restrictions. A Fund's ability to engage in hedging activities may be further limited by certain income tax considerations. See "Taxes" in the Statement of Additional Information.


To the extent a Fund uses hedging instruments that do not involve specific portfolio securities, offsetting price changes between the hedging instruments and the securities being hedged will not always be possible, and the market value fluctuations of the portfolio may not be completely eliminated. When using hedging instruments that do not specifically correlate with securities in a Fund's portfolio, the investment adviser will attempt to create a very closely correlated hedge.


The Funds may purchase put options on interest rate futures contracts that are traded on United States commodity exchanges, and write (i.e., sell) put and call options on such futures contracts. The Funds only intend to engage in options on futures contracts for bona fide hedging purposes in compliance with CFTC regulations. An option on a futures contract gives the purchaser the right, but not the obligation, to assume a position in a futures contract (which position may be a long or short position) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (which position may be a long or short position). Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. Currently, options can be purchased or written with respect to futures contracts on United States Treasury bonds and United States Treasury notes on the Chicago Board of Trade.



When a Fund hedges its portfolio by purchasing a put option or writing a call option on a futures contract, it will own a long futures position or an amount of high-grade debt securities corresponding to the open option position. When a Fund writes a put option on a futures contract, it may, rather than establish a segregated account, sell the futures contract underlying the put option or purchase a similar put option. In instances involving the purchase of a call option on a futures contract, a Fund will deposit in a segregated account with its custodian an amount in cash, cash equivalents or liquid, high-grade, fixed-income debt securities equal to the market value of the obligation underlying the futures contract, less any amount held in the initial variation margin accounts.


The holder or writer of an option may terminate its position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected at any particular time or at all.


A Fund will be required to deposit initial and variation margin with respect to put and call options on futures contracts written by it pursuant to the Fund's futures commissions merchants' requirements, which are similar to those applicable to interest rate futures contracts described above.


Risks of Futures Transactions. Each Fund's successful use of futures contracts and options thereon depends upon the ability of its investment adviser to predict movements in the direction of interest rates and other factors affecting markets for securities, and upon the degree of correlation between prices of the futures contracts and the prices of the securities being hedged. As a result, even a correct forecast of interest rate changes may not result in a successful hedging transaction. Although futures contracts and options thereon may limit exposure to loss, they may also limit a Fund's potential for capital gains. For example, if a Fund has hedged against the possibility of an increase in interest rates which would adversely affect the price of securities in its portfolio and prices of such securities increase instead, it will lose part or all of the benefit of the increased value of its securities because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash to meet daily variation margin requirements, it may have to sell securities to meet such requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it is disadvantageous to do so. Where futures are purchased to hedge against the possible increase in price of securities before a Fund is able to invest its cash in an orderly fashion, it is possible that the market may decline instead; if the Fund's investment adviser then concludes not to invest in securities at that time because of concern as to possible future market decline or for other reasons, there would be a realized loss on the futures contract that is not offset by a reduction in the price of the securities purchased. The risk of loss to a Fund is theoretically unlimited if no investment in securities is made as a result of the market conditions noted above. Although a Fund will enter into futures contracts only on exchanges where there appears to be a liquid market, there can be no assurance that such liquidity will always exist.


Brokerage commissions on a Fund's financial futures and options transactions and premium costs for purchasing options may tend to reduce its yield.


For further information about a Fund's hedging activities, see "Investment Objectives and Policies--Hedging Activities" in the Statement of Additional Information.


Foreign Investment Risk. The Intermediate Investment Grade Fund will invest in certain foreign securities. Investments in obligations of foreign issuers and in foreign branches of domestic banks involves somewhat different investment risks from those affecting obligations of United States domestic issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and issuers than in the United States. Foreign securities markets have substantially less volume than domestic securities exchanges, and securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States. Interest paid by foreign issuers may be subject to withholding and other foreign taxes that may decrease the net return of foreign investments as compared to interest paid to the Intermediate Investment Grade Fund by domestic companies. Additional risks include future political and economic developments, the possibility that a foreign jurisdiction might impose or change withholding taxes on income payable with respect to foreign securities, the possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits and the possible adoption of foreign governmental restrictions such as exchange controls.


Since investments in foreign securities involve foreign currencies, the value of their assets measured in United States dollars may be affected by changes in currency rates and in exchange control regulations, including currency blockage.


Interest Rate Risk. In general, the prices of debt securities vary inversely with interest rates. If interest rates rise, debt security prices generally fall; if interest rates fall, debt security prices generally rise. In addition, for a given change in interest rates, longer-maturity debt securities fluctuate more in price (gaining or losing more in value) than shorter-maturity debt securities, and generally offer higher yields than shorter-maturity debt securities, all other factors, including credit quality, being equal.

================================================================================
INVESTMENT RESTRICTIONS


As a diversified series of a registered investment company, 75% of the total assets of each Fund is subject to the following limitations: (a) a Fund may not invest more than 5% of the value of its total assets in the securities of any one issuer, except obligations of the United States Government and its agencies and instrumentalities, and (b) a Fund may not own more than 10% of the outstanding voting securities of any one issuer.


Each Fund also operates under certain investment restrictions that, together with its investment objectives, are deemed fundamental policies -- i.e., they may be changed only with the approval of the holders of a majority of a Fund's outstanding shares.


A Fund may not (i) acquire any illiquid securities if as a result more than 15% of the market value of its net assets would be in investments that are illiquid,
(ii) borrow money, except from banks for extraordinary or emergency purposes and then only in amounts up to 20% of the value of the Fund's total assets (taken at cost at the time of borrowing), and except in connection with permitted reverse repurchase agreements; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing in amounts up to 20% of the value of the Fund's net assets at the time of such borrowing, (iii) purchase securities while borrowings, as described in clause (ii) above, exceed 5% of its total assets,
(iv) purchase securities or other obligations of issuers of the same industry if, after such purchase, the value of the Fund's investments in such industry would exceed 25% of the value of its total assets, provided that this restriction will not apply to purchases of securities issued or guaranteed by the United States Government, its agencies or instrumentalities, (v) purchase the securities of an issuer, if, after such purchase, the Fund owns more than 10% of the outstanding voting securities of such issuer, (vi) make loans, except through certain means, (vii) purchase puts, calls, straddles, spreads or any combination thereof or commodities except for hedging purposes, (viii) purchase securities on margin or make short sales, except for certain hedging purposes,
(ix) invest in fixed time deposits except in certain circumstances, (x) issue senior securities or (xi) act as an underwriter of securities.


For a more detailed discussion of the above investment restrictions, see "Investment Restrictions" and "Additional Information" in the Statement of Additional Information.


================================================================================
MANAGEMENT OF THE FUNDS

Directors. Pursuant to the Articles of Incorporation and Bylaws of BNY Hamilton Funds, Inc., the Directors decide matters of general policy and review the actions of the Funds' investment adviser, administrator, distributor and other service providers. The Statement of Additional Information contains the name and general business experience of each director of BNY Hamilton Funds, Inc.


Investment Adviser. The Bank of New York serves as the investment adviser (the "Adviser") to each of the Funds. The Adviser, which has its principal offices at 48 Wall Street, New York, NY

10286, is New York's first bank, founded by Alexander Hamilton in 1784, and is one of the largest commercial banks in the United States, having over $51 billion in assets at September 30, 1996. It is the leading retail bank in the greater New York suburban area, having 376 branches at September 30, 1996. As of September 30, 1996, the Adviser provided administrative or advisory services to approximately $54 billion in assets.


Mark A. Hemenetz, Senior Vice President, has been responsible for the day-to-day portfolio management of the Intermediate Government Fund since February 1993. Mr. Hemenetz has been employed by the Adviser for the past 14 years. Currently, he is the Division Head of the Adviser's Fixed Income Management Division.


Christopher M. Capone, Vice President, is responsible for the day-to-day portfolio management for the Intermediate Investment Grade Fund. Mr. Capone has been responsible for managing various fixed income investments for the Adviser for the past nine years.


The Adviser manages the investments of each Fund and is responsible for all purchases and sales of each Fund's portfolio securities. The Adviser's fee accrues daily and is payable monthly at the annual rate of .50% of average daily net assets for each Fund.


Administrator. BNY Hamilton Distributors, Inc. ("BNY Hamilton Distributors") serves as the Funds' administrator (the "Administrator") and assists generally in supervising the operations of each Fund. BNY Hamilton Distributors is a Delaware corporation organized to administer and distribute mutual funds; its offices are located at 3435 Stelzer Road, Columbus, Ohio 43219-3035.


The Administrator has agreed to provide facilities, equipment and personnel to carry out administrative services for the Funds, including, among other things, providing the services of persons who may be appointed as officers and directors of BNY Hamilton Funds, Inc., overseeing the performance of the Funds' transfer agent, supervising purchase and redemption orders (made via telephone and mail) and monitoring the Distributor's compliance with the rules and regulations of the National Association of Securities Dealers and federal and state securities laws. The Administrator will also be responsible for coordinating and overseeing compliance by the Directors with Maryland corporate procedural requirements (as

BNY Hamilton Funds, Inc. is a Maryland corporation; see "Organization"). In addition, the Administrator's duties include assisting in drafting and printing prospectuses and statements of additional information, administering shareholder meetings, producing proxy statements and annual and semi-annual reports, monitoring the Adviser's compliance with the stated investment objective and restrictions of each Fund and monitoring the custodian, fund accounting, transfer agency, administration, distribution, advisory and legal services that are provided to the Funds.


The Administration Agreement permits the Administrator to delegate certain of its responsibilities to other service providers. Pursuant to this authority, the Administrator has delegated certain administrative functions to The Bank of New York. The Bank of New York is not an affiliated person of BNY Hamilton Distributors.

Each Fund pays annual administration fees, accrued daily and payable monthly, of .20% of average daily net assets for each Fund.


Distributor. In addition to acting as the Administrator, BNY Hamilton Distributors will be the exclusive underwriter and distributor of shares of each Fund (the "Distributor"); its offices are located at 125 West 55 Street, New York, New York 10019.


The Distributor makes a continuous offering of each Fund's shares and bears the costs and expenses of distributing to selected dealers and prospective investors copies of any prospectuses, statements of additional information and annual and interim reports of the Funds (after such items have been prepared, set in type and sent by the Funds at their expense to existing shareholders) that are used in connection with the offering of shares, and the costs and expenses of preparing, printing and distributing any other literature used by the Distributor or furnished by it for use by selected dealers in connection with the offering of each Fund's shares for sale to the public.


The Administrator (and Distributor) is a wholly-owned subsidiary of The BISYS Group, Inc., whose other subsidiaries provide distribution and adminstration services for other mutual fund groups.


================================================================================
SUMMARY OF SHAREHOLDER SERVICES


A Fund's telephone representative will be happy to answer any questions you may have.




Telephone                            For Information Regarding
---------                            -------------------------
1-800-4BNY-FND                       o  Any of the Funds' investment objectives
(1-800-426-9363)                        and policies
8 a.m. to 9 p.m., Eastern time       o  Opening an account

1-800-952-6276                       o  Current account balances
8 a.m. to 9 p.m., Eastern time       o  Shareholder address/telephone changes



You should note that neither the Funds nor their service contractors will be responsible for any loss or expense for acting upon telephone instructions that they believe to be genuine. In attempting to confirm that telephone instructions are genuine, the Funds will use procedures considered reasonable, as described in "Redemption of Shares" in the Statement of Additional Information. To the extent that any of the Funds do not use reasonable procedures to form its belief as to the genuineness of accountholders' instructions, it and/or its service contractors may be responsible for such instructions that are fraudulent or unauthorized.


The Funds want you to be kept current regarding the status of your account. To assist you, the following statements and reports will be sent to you:



Confirmation Statements             After every transaction that affects your
                                    account balance or your account
                                    registration.

                                       17

Account Statements                  Monthly, showing any activity during the
                                    month, any income credited during the month
                                    and the current value of your account.

Financial Reports                   Every six months, one copy of most
                                    Fund reports and year-end tax information
                                    will be mailed to each household, regardless
                                    of how many accounts are in the household.


================================================================================
FUND AND OTHER SHAREHOLDER SERVICES



Custodian and Fund Accounting Agent. The Bank of New York, 90 Washington Street, New York, New York 10286, serves as each Funds' custodian. BNY Hamilton Funds, Inc. has also entered into a Cash Management and Related Services Agreement with The Bank of New York pursuant to which The Bank of New York, as custodian, will receive and disburse funds in connection with the purchases and redemptions of each Fund's shares.


The Bank of New York also serves as the fund accounting agent for each Fund with responsibility for calculating the net asset value of, and maintaining the books and records of, each class of shares for both Funds.


Transfer Agent. BISYS Fund Services, Inc. ("BISYS"), P.O. Box 163310, Columbus, Ohio, 43216-3310, serves as each Fund's transfer agent. BISYS is a wholly-owned subsidiary of The BISYS Group, Inc. As transfer agent, BISYS maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions.


Distribution Plan. The Directors have adopted a plan of distribution under Rule 12b-1 of the 1940 Act with respect to each class of each Fund (collectively, the "12b-1 Plans").


Under the 12b-1 Plans, the subject Fund may reimburse the Distributor for expenses incurred in connection with the distribution of that Fund's shares. Such distribution expenses will include expenses incurred in connection with advertising and marketing such Fund's shares and expenses incurred in connection with preparing, printing and distributing prospectuses for such Fund (except those used for regulatory purposes or for distribution to existing shareholders of each Fund) and in implementing and operating the 12b-1 Plans. To date, the Directors have only implemented the 12b-1 Plans with respect to the Investor Class of each Fund.


Under the 12b-1 Plans, reimbursements for distribution expenses may not exceed
 .25% (annualized) of the average daily net assets of the relevant Fund, excluding from such calculation, however, all shares acquired via a transfer of assets from customer accounts at The Bank of New York. These amounts may be reduced pursuant to undertakings by the Distributor. Payments for distribution expenses under the 12b-1 Plans are subject to Rule 12b-1 under the

1940 Act. Except for expenses related to telemarketing operations established for BNY Hamilton Funds, Inc., it is presently contemplated that the Distributor will not be reimbursed for any of its overhead expenses by a Fund class under its respective 12b-1 Plan.



The 12b-1 Plans provide that if in any month the Distributor is due more monies than are immediately payable because of the percentage limitation described above, the unpaid amount will be "carried forward" from month to month while the 12b-1 Plan is in effect until such time as it may be paid. Any "carried forward" amounts will not be payable beyond the fiscal year during which the amounts are accrued. No interest, carrying or other finance charge is borne by a Fund class with respect to amounts "carried forward."


Fee Waivers. Except as noted in this Prospectus and the Statement of Additional Information, the Funds' service contractors bear all expenses in connection with the performance of their services and each Fund bears the expenses incurred in its operation. From time to time during the course of the Funds' first fiscal year, each of the Administrator and the Adviser may voluntarily elect not to receive payment of fees under their respective agreements described above and/or to assume certain expenses of a Fund while retaining the ability to be reimbursed by a Fund for such amounts prior to the end of the fiscal year. This will have the effect of increasing yield to investors at the time such fees are not received or amounts are assumed by the Administrator or the Adviser and decreasing yield when such fees or amounts are reimbursed to the Administrator or the Adviser. See the Fee Table for each class of shares for each Fund.


================================================================================
PURCHASE OF SHARES


To purchase Institutional Shares in any Fund, contact your Bank of New York representative for details.


The following table summarizes the types of investments available in each of the Funds along with their respective minimum investment requirements. Unless otherwise noted, all types of investments shown in the table are applicable to Investor Shares of each Fund.



                                                                      MINIMUM INVESTMENT REQUIRED
                                                         ----------------------------------------------------
Type of Investment                                       Initial Investment             Additional Investment
------------------                                       ------------------             ---------------------
Regular Account                                                $2,000                            $100
-------------------------------------------------------------------------------------------------------------
Regular Account with Automatic Investment Program               $ 500                            $100
-------------------------------------------------------------------------------------------------------------
Regular  Accounts for employees and retirees of The             $ 500                            $ 40
Bank of New York and its affiliates,  and employees
of each of the  Administrator,  the Distributor and

their affiliates (1)
-------------------------------------------------------------------------------------------------------------

                                       19

Individual Retirement Account                                   $ 250                            $ 40
("IRA")
-------------------------------------------------------------------------------------------------------------

----------
(1) Available exclusively for employees and retirees of The Bank of New York and its affiliates, and for the employees of BNY Hamilton Distributors, Inc., and their affiliates. The employees of The Bank of New York and its affiliates may make investments through payroll deduction.

Institutional and Investor Shares of any of the Funds may be purchased without sales commission at the net asset value per share next determined after the purchase order and federal funds are received by the specific Fund.
See "Net Asset Value".




The Distributor, from time to time, at its expense, will also provide additional compensation to dealers in connection with sales of Investor Shares of any of the Funds. Such compensation will include non-cash payments which may take the form of (1) gift certificates, (2) tickets for entertainment events, (3) trips, including the provision of travel arrangements and lodging at vacation resorts and (4) merchandise. Dealers may not use sales of the Funds' shares to quality for this compensation to the extent such sales may be prohibited by laws of any state or any self-regulatory agency, such as The National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by any Fund or its shareholders.


Initial Investments. Orders for purchase of a Fund's Investor Shares received by 4:00 P.M. (Eastern time) on any Business Day and transmitted to the Fund's transfer agent by 4:00 P.M. (Eastern time) will be based on the next determined net asset value. (For purposes of this Prospectus, "Business Day" is defined to mean any day on which both the New York Stock Exchange and the custodian are open for business.) Investors will begin to earn dividends on the next Business Day after receipt of the purchase order. On those days when the New York Stock Exchange or the custodian closes early as a result of such day being a partial holiday or otherwise, the right is reserved to advance the time on that day by which purchase and redemption requests must be received.


Prospective investors may purchase a Fund's Investor Shares by check, by federal funds wire, by bank wire, or by direct deposit. Additional investments may also be made through an Automatic Investment Program. See the tables on the following pages.




--------------------------------------------------------------------------------
METHOD OF
PURCHASE                 FOR INITIAL INVESTMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
By             o    Complete and sign a New Account Application and mail it,
Check               together with a check payable to the specific Fund, to: BNY
                    Hamilton Funds, P. O. Box 163310, Columbus, Ohio 43216-3310.

               o    Purchases made by check are not permitted to be redeemed
                    until payment of the purchase has been collected, which may take up to ten (10) Business Days after purchase.
--------------------------------------------------------------------------------
                                       20

--------------------------------------------------------------------------------
               o    Purchases by check must be payable in United States dollars and drawn on United States banks. The Funds will not accept third-party checks.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
By             o    An investor desiring to purchase shares by wire should call
Federal             the Transfer Agent at 1-800-952-6276 and place a purchase
Funds               order.
Wire
               o    Have your bank wire federal funds to the BNY Hamilton Funds'
                    bank account (see below). In order to ensure prompt receipt by a Fund of a federal funds wire, an investor should take the following steps:

                    A. Instruct your bank to wire the specified amount to the specific Fund's account as follows (be sure to have your bank include the name of the specific Fund selected, and state that the wire is for a new account):

                              The Bank of New York
                              New York, NY 10286
                              ABA #021000018
                              BNY Hamilton Funds
                              DDA #8900275847
                              Attn.: (specific Fund selected)
                              Ref.: (your account number, your account name and
                                    taxpayer identification number)

                    B. Complete the New Account Application and mail it to the appropriate address shown in "By Check" above.

               o    Federal funds purchase orders will only be accepted on
                    Business Days as defined herein. Your bank may charge a
                    service fee for wiring funds.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
By             o    Follow the same procedure outlined under "By Federal Funds
Bank Wire           Wire" above. Your bank may charge a service fee
                    for wiring funds.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
By             o    In certain circumstances, employees and retirees of The Bank
Direct              of New York and its affiliates may purchase Fund shares by
Deposit             having payments automatically deposited into their specific
                    Fund account.

               o    Call 1-800-4BNY-FND (1-800-426-9363) for details.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
METHOD OF
PURCHASE                 FOR ADDITIONAL INVESTMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
By             o    Make check payable to the specific Fund and send to: BNY
Check               Hamilton Funds, Inc., P.O. Box 806, Newark, New Jersey
                    07101-0806. If possible, please include the tear-off payment stub that accompanies a Fund's confirmation statement.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
By             o    Have your bank wire federal funds according to the
Federal             instructions on the previous page, except the wire should
Funds               state that it is an additional investment.
Wire
               o    Please include your account number.
--------------------------------------------------------------------------------

                                       22

--------------------------------------------------------------------------------
By             o    You may arrange, through the Automatic Investment Program,
Automatic           for purchases of Fund shares (minimum of $100) by direct
Investment          debit Investment from your account at any domestic financial
Program             institution that is an Automated Clearing House member.

               o To elect this feature, please complete Section 7 on the new account application.

               o    See "Purchase of Shares - Automatic Investment Program" or
                    Call 1-800-4BNY-FND (1-800-426-9363) for further details on this investment option.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
By             o    The procedure is identical to "By Federal Funds Wire" above.
Bank Wire
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
By             o    Call 1-800-4BNY-FND (1-800-426-9363) for details.
Direct
Deposit        o    Additional purchases will be processed in accordance with
                    your instructions.
--------------------------------------------------------------------------------




Automatic Investment Program. You may arrange, through the Automatic Investment Program, for systematic investments in your Fund account(s) in amounts of $100 or more by directly debiting your account at the financial institution designated by you on the new account application. At your option, your checking, NOW or bank money market account designated by you will be debited in the specified amount, and Investor Shares will be purchased, once a month, on either the first or fifteenth day, or twice a month on both days. Only accounts maintained at a domestic financial institution which permits automatic withdrawals and is an Automated Clearing House member are eligible.


The Automatic Investment Program enables shareholders to invest a fixed dollar amount at predetermined intervals, an investment strategy known as "dollar cost averaging". By applying this technique consistently over time, investors usually purchase more shares during periods of low share prices and fewer shares as share prices increase. You may also implement dollar cost averaging on your own initiative or through other entities.

To be effective, dollar cost averaging should be carried out consistently for a sustained period of time. You should understand, however, that purchases made through the Automatic Investment Program will be made by the Fund without regard to share price on the day of investment or to market trends. In addition, while you may find dollar cost averaging to be beneficial, it will not prevent a loss if you ultimately redeem your shares at a price that is lower than their purchase price.

You may cancel this privilege or change the amount of purchase at any time by mailing written notification to:

                               BNY Hamilton Funds
                                P. O. Box 163310
                             Columbus, OH 43216-3310


Notification will be effective seven days following receipt. The Fund may modify or terminate this privilege at any time or charge a service fee, although no such fee currently is contemplated.


Other Purchase Information. Investors may purchase Investor Shares of any Equity Fund, Fixed Income Fund, or BNY Hamilton Intermediate Tax-Exempt Fund or Hamilton Classic Shares of BNY Hamilton Money Fund offered by BNY Hamilton Funds, Inc., or a combination of those Funds, in increments of 10% through an individual retirement account made available by BNY Hamilton Funds, Inc., as described in the Minimum Investment Required table earlier in this section. Please refer to a "BNY Hamilton Funds Individual Retirement Account" kit for details. Investors are also advised to consult with their own legal counsel or tax adviser regarding these investments.



In the interest of economy and convenience and because of its operating procedures, a Fund will not issue certificates representing ownership of either class of its shares. All shares purchased will be confirmed to you and credited to your account on the specific Fund's books maintained by the transfer agent. You will have the same rights and ownership with respect to such shares as if certificates had been issued.


To assure that checks are collected by a Fund, withdrawals of investments made by check will not be permitted until payment for the purchase has been received, which may take up to ten (10) Business Days after the date of purchase. A Fund will charge a $15.00 processing fee for checks returned unpaid. This charge may be deducted from the account of the investor that requested the purchase. In addition, you may be prohibited or restricted from making future purchases in any Fund offered by BNY Hamilton Funds, Inc.


Investors may also invest in any Fund offered by BNY Hamilton Funds, Inc. by purchasing shares through registered broker-dealers, which are required to effect the transaction at the net asset value next determined after receipt of the order by the broker-dealer and are required to transmit such orders promptly to the specific Fund. Broker-dealers who make purchases for their customers may charge a fee for such services.


Federal regulations require that investors provide a social security or taxpayer identification number upon opening or re-opening an account. Investors should refer to the New Account Application for further information about this requirement.

================================================================================
REDEMPTION OF SHARES


To redeem Institutional Shares in any Fund, contact your Bank of New York representative for details.


Investors may withdraw all or any portion of the Investor Shares in their account at any time by redeeming such shares. Investors should be aware that, unlike a savings account, a redemption of shares of any of the Funds is a taxable event. Consult your tax adviser for the potential tax situations that may arise as a result of a redemption of shares.


Method of Redemption. A Fund will redeem Investor Shares at the next determined net asset value per share. A Fund's net asset value per Investor Share will be determined on each Business Day at 4:00 p.m. (Eastern time). The value of the shares redeemed may be more or less than their original cost, depending upon a Fund's then-current net asset value.



--------------------------------------------------------------------------------
By             o    Send your request to: BNY Hamilton Funds, P. O. Box 163310,
Mail                Columbus, Ohio 43216-3310. (Be sure to include the name of the specific Fund and your account number.)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
By             o    This option must have previously been elected. Call the
Telephone(1)        specific Fund and request that the redemption proceeds be
                    mailed to the address listed in the specific Fund's account records or wired to the investor's bank as listed in the
                    specific Fund's records.
--------------------------------------------------------------------------------
By             o    Your account must have a value of $10,000 or more.
Systematic
Withdrawal     o    The record owner of shares may request a declining balance withdrawal, a fixed dollar withdrawal, a fixed share
                    withdrawal, or a fixed percentage withdrawal (based on the current value of shares in the account) on a monthly,
                    quarterly, semi-annual or annual basis.

               o    Further information about establishing a Systematic
                    Withdrawal Plan may be obtained by calling 1-800-4BNY-FND
                    (1-800-426-9363).
--------------------------------------------------------------------------------
By             o    Redemption checks may be made payable to the order of any
Draft               person in the amount of $500 or more.


               o Redemption checks are free, but the transfer agent will impose a fee for stopping payment of a redemption check at your request or if the transfer agent cannot honor the redemption check because of insufficient funds or any other valid reason.

               o    Shares for which certificates have been issued may not be
                    redeemed by redemption check.
--------------------------------------------------------------------------------

(1) In times of drastic market conditions, the telephone redemption option may be difficult to implement. If you experience difficulty in making a telephone redemption, you may make your request by regular mail or express mail and it will be implemented at the net asset value per share next determined after the request is received.



Each Fund will redeem its Investor Shares at the net asset value next determined after the request is received in good order. "Good order" means that the request to redeem Investor Shares includes the following documentation: (i) a letter of instruction or a stock assignment containing the account number and taxpayer identification number(s) of the shareholder(s), specifying the number of shares or dollar amount to be redeemed and signed by all registered owners of the shares in the exact names in which they are registered; (ii) any required signature guarantees, see Further Redemption Information below; and (iii) other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit-sharing plans and other organizations. The Funds may adopt certain procedures as described in "Redemption of Shares" in the Statement of Additional Information to verify information provided with a redemption request. Shareholders who are uncertain of the requirements for redemption should consult with a BNY Hamilton Funds, Inc. representative by calling 1-800-952-6276.


Discretionary Redemption by a Fund. If the value of a shareholder's holdings falls below $500 because of a redemption of Investor Shares, the shareholder's remaining shares may be involuntarily redeemed after 60 days' written notice, unless the value of the account is increased to $500 or more.


Further Redemption Information. Normally, a Fund will make payment for all Investor Shares redeemed under these procedures within one Business Day of receipt of the request, but in no event will payment be made more than seven days after receipt of a redemption request in good order. Notwithstanding the foregoing, a Fund will not make payments to investors redeeming Investor Shares that were purchased by check until payment for the purchase has been collected, which may take up to ten (10) Business Days after the date of purchase. At various times, the Funds may be requested to redeem Investor Shares for which it has not yet received good payment. In such circumstances, the Funds may delay the forwarding of proceeds for up to 15 days or more until payment has been collected for the purchase of such Investor Shares. A Fund reserves the right to suspend redemption or postpone the date of redemption at times when the New York Stock Exchange is closed or when trading on the Exchange is restricted, under certain emergency circumstances and during periods when such suspension is permitted by the Securities and Exchange Commission. See the Statement of Additional Information; "Redemption of Shares A Further Redemption Information".


To change the address listed in a specific Fund's account records or the name of the commercial bank or account designated to receive redemption proceeds, an investor must send a written request to: BNY Hamilton Funds, P. O. Box 163310, Columbus, Ohio 43216-3310. Such requests must be signed by each shareholder, and, for requests to change the bank or account designated to receive redemption proceeds, each signature must be guaranteed.

================================================================================
EXCHANGE OF SHARES


Shareholders purchasing shares directly from the Funds may exchange those shares at the current net asset per share for other BNY Hamilton Funds which have a similar class of shares, in accordance with the terms of the current prospectus of the Fund being acquired, without charge. An exchange may be made so long as the shares to be exchanged have a value of at least $500. Accordingly, when establishing a new account by exchange, shares of the Fund being exchanged must have a value at least equal to the minimum initial investment required by the Fund into which the exchange is being made (currently $2,000 for all shares available to retail investors for each Fund in BNY Hamilton Funds, Inc.). Shares will be exchanged on the basis of relative net asset value per share.



Exchanges are in effect redemptions from one Fund and purchases of another Fund and the usual purchase and redemption procedures and requirements are applicable to exchanges. See "Purchase of Shares" and "Redemption of Shares". Before making any exchange, investors are advised to review the sections of this Prospectus pertaining to the specific Fund or the appropriate sections of the prospectuses for the other Funds in BNY Hamilton Funds, Inc.


Since an exchange is essentially a redemption from a specific Fund, shareholders who exchange shares in any of the Funds for shares in any of the other Funds may recognize a capital gain or loss for tax purposes. The Funds reserve the right to discontinue, alter or limit the exchange privilege at any time. At least 60 days' notice will be given to shareholders of any material modification or termination. The exchange privilege will be honored only in those states where such exchanges are legally permissible.

================================================================================
DIVIDENDS AND DISTRIBUTIONS


The net investment income for each class of each Fund's shares will be declared as dividends daily and paid monthly within five (5) Business Days after the end of the month. Dividends and distributions will be payable to shareholders of record at the time of declaration. The Directors may revise a Fund's dividend policy without action by the shareholders.


The net investment income of each class of a Fund for each Business Day will be determined immediately prior to the determination of net asset value. Net investment income for other days will be determined on the prior Business Day. Shares of each class of a Fund will begin earning dividends on the next Business Day after the date of the investment. See "Purchase of Shares" and "Redemption of Shares".

Each of the Funds will distribute substantially all of any taxable net long-term gains realized on investments to shareholders at least annually in accordance with requirements under the Internal Revenue Code of 1986, as amended (the "Tax Code"), and other applicable statutory and regulatory requirements.


Dividend and Gain Distribution Options. Each Fund will pay dividends and gain distributions, if any, in accordance with the current option on each shareholder's account. If a shareholder does not select a dividend and gain option, dividends and gains will be paid in additional shares. Shareholders may choose to receive dividends in cash and any gain distributions in shares or receive both dividends and any gain distributions in cash. A shareholder can change the option selected on his or her account by notifying the transfer agent in writing at least five (5) Business Days prior to a dividend or gain distribution payment date. In the event that a shareholder redeems all shares in an account between the record date and the payable date, the value of the gain distributions declared and payable will be paid in cash regardless of the existing election.


If you elect to receive distributions in cash and checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in the respective Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the respective Fund at the per share net asset value determined as of the date of cancellation.

================================================================================
NET ASSET VALUE

Net asset value per share for each class of shares of each Fund will be determined by subtracting from the value of a Fund's total assets attributable to that class of shares the amount of its liabilities attributable to shares of that class, and dividing the remainder by the number of its outstanding shares of that class and rounding to the nearest one cent. Expenses, including the fees payable to the Adviser and the Administrator, are accrued daily. See "Net Asset Value" in the Statement of Additional Information for more information on valuation of portfolio securities for each Fund.


Each Fund computes the net asset value of each class of its respective shares once daily on Monday through Friday, except that net asset value of a particular class will not be computed on any day in which no orders to purchase or redeem shares of that class have been received or on the holidays listed under "Net Asset Value" in the Statement of Additional Information. Each Fund computes net asset value of each class of its shares as of the close of regular trading of the New York Stock Exchange (normally 4:00 P.M., Eastern time).


================================================================================
ORGANIZATION

BNY Hamilton Funds, Inc. is an open-end management investment company that was organized as a Maryland corporation on May 1, 1992. The Articles of Incorporation of BNY Hamilton Funds, Inc. currently permit the company to issue 20,000,000,000 shares of common stock, par value $.001 per share, which have been allocated among the Funds described in this Prospectus as follows:



                                                    Number of Shares of
          Fund                                    Common Stock Authorized
--------------------------------------------------------------------------------
Intermediate Government Fund
     Institutional Shares.........................      200,000,000
     Investor Shares..............................      200,000,000

Intermediate Investment Grade Fund
     Institutional Shares.........................      200,000,000
     Investor Shares..............................      200,000,000



The Directors may increase the number of shares each Fund is authorized to issue without the approval of shareholders. The Directors also have the power to designate one or more series or classes of shares of common stock and to classify and reclassify any unissued shares with respect to such series of classes.


Shareholders of each series of BNY Hamilton Funds, Inc. are entitled to one vote for each share and to the appropriate fractional vote for each fractional share. There is no cumulative voting and no Funds' shares have any preemptive or conversion rights. All shareholders of a Fund will vote together as a single class on matters affecting the Fund generally, including matters relating to the Fund's investment advisory agreement, investment objective and fundamental investment restrictions. Shareholders of a particular class of each Fund, will vote separately on any matters relating only to that class, as appropriate. For example, to the extent shareholder votes are necessary, holders of Investor Shares will vote separately on matters relating to the class' distribution plan under Rule 12b-1. Shares offered hereby must be fully paid upon issuance and thereafter will be non-assessable by BNY Hamilton Funds, Inc., and the specific Fund to which they belong. None of the series of BNY Hamilton Funds, Inc. intends to hold meetings of shareholders annually. The Directors may call meetings of shareholders for action by shareholder vote as may be required by the 1940 Act, the Articles of Incorporation or Bylaws of BNY Hamilton Funds, Inc. BNY Hamilton Funds, Inc., if requested to do so by the holders of at least 10% of the shares of all series aggregated as a class, will call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and will assist in communications with other shareholders as required by Section 16(c) of the 1940 Act. For further organization information, including certain shareholder rights, see "Description of Shares" in the Statement of Additional Information.

================================================================================

TAXES


The following discussion of federal tax consequences is based on United States tax laws in effect on the date of this Prospectus. These laws and regulations are subject to change by legislative, judicial or administrative action. Investors are urged to consult their own tax advisors with respect to specific questions as to federal taxes and with respect to the applicability of state, local or foreign taxes. See "Taxes" in the Statement of Additional Information. Annual statements as to the federal tax status of distributions will be mailed to shareholders shortly after the end of the taxable year.


Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Tax Code. As a regulated investment company, each Fund will not be subject to federal income taxes on the net investment income and capital gains distributed to shareholders, provided that it distributes annually at least 90% of its net investment income and realized net short-term capital gains in excess of net long-term capital losses.


Distributions of net investment income and realized net short-term capital gains in excess of net long-term capital losses will be taxable to shareholders of a Fund as ordinary income, whether such distributions are taken in cash or reinvested in additional shares. Such distributions will not be eligible for the dividends-received deduction.


Distributions of net long-term capital gains in excess of net short-term capital losses are taxable to shareholders of a Fund as long-term capital gains regardless of how long the shareholders have held shares and regardless of whether taken in cash or reinvested in additional shares. Long-term capital gains distributions are not eligible for the dividends-received deduction.


Unless a shareholder includes its taxpayer identification number (social security number for individuals) on the Account Application and certifies that it is not subject to backup withholding, a Fund may be required to withhold and remit to the U.S. Treasury 31% of taxable distributions and other reportable payments to the shareholder. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, a Fund may be fined up to $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to any uncertified account in any year, a corresponding charge may be made against that account.



================================================================================
ADDITIONAL INFORMATION


The Funds will send to their shareholders annual and semi-annual reports. The financial statements appearing in the annual reports will be audited by independent auditors. Shareholders will also receive confirmations of each purchase and redemption and monthly statements, reflecting all account activity, including dividends reinvested in additional shares or credited as cash. Written inquiries about the Funds should be sent to BNY Hamilton Funds, P.
O. Box 163310, Columbus, Ohio 43216-3310.


A Fund may make historical performance information available and may advertise total return and 30-day yield as those terms are defined in the Statement of Additional Information under "Performance Data". All performance figures will be based on historical earnings and are not intended to indicate future performance. Performance information may be obtained by calling the Distributor at 1-800-4BNY-FND (1-800-426-9363).

Appendix A



The following chart shows the comparison of the predecessor of BNY Hamilton Intermediate Investment Grade Fund and a comparable index.



                                     BNY HAMILTON        LEHMAN INTERMEDIATE
                               INTERMEDIATE INVESTMENT       GOVERNMENT
                                      GRADE FUND           CORPORATE INDEX
                                      ----------           ---------------



Average annual total return after        1.81%                  4.05%
one year



Average annual total return after        5.98%                  6.52%
five years



Average annual total return after        6.88%                  7.91%
ten years



(The above information appears in the printed prospectus in bar chart form.)



The performance results presented above are those of Bank of New York CTF Intermediate Income Fund, a private trust fund advised by The Bank of New York. These are not performance results of any class of BNY Hamilton Intermediate Investment Grade Fund, and should not be interpreted as indicative of the future performance of the Intermediate Investment Grade Fund.



The Bank of New York CTF Intermediate Income Fund's investment objective, policies and strategies are substantially similar to those of the Intermediate Investment Grade Fund, although, unlike the Intermediate Investment Grade Fund, the Bank of New York CTF Intermediate Income Fund is not subject to certain investment limitations, diversification requirements and other restrictions imposed by law upon mutual funds, which, if applicable to the Bank of New York CTF Intermediate Income Fund, may have adversely affected performance.




The Bank of New York CTF Intermediate Income Fund's performance results reflect reinvestment of dividends. In addition, because the Bank of New York CTF Intermediate Income Fund is not subject to advisory or administrative expenses usually associated with mutual funds, the performance results have been adjusted to reflect the deduction of the aggregate advisory, administrative and other expenses described in this prospectus as being applicable to Investor Shares of BNY Hamilton Intermediate Investment Grade Fund. Performance shown conforms to the standards established by the Association for Investment Management and Research.



The Lehman Brothers Intermediate Government Corporate Index is an unmanaged index generally considered representative of the intermediate-term bond market. The Index does not take into account fees and expenses.



Performance for the Intermediate Government Fund can be found in its Annual Report to Shareholders, available from the Fund's Distributor upon request and without charge.

================================================================================

                          BNY HAMILTON TAX-EXEMPT FUNDS
                              125 West 55th Street
                            New York, New York 10019
              For information call 1-800-426-9363 (1-800-4BNY-FND)

================================================================================

BNY Hamilton Funds, Inc. is a family of no-load mutual funds for which there are no sales charges or exchange or redemption fees. This Prospectus describes two
(2) tax-exempt funds (individually, a "Fund" and collectively, the "Funds") offered by the BNY Hamilton Family of Funds.

================================================================================


Fund                                          Objective                          For Investors Seeking
----                                          ---------                          ---------------------

BNY Hamilton                   To provide income that is exempt from        Triple tax-free income, moderate
Intermediate New York          federal, New York State and New York         risk and relative stability of principal
Tax-Exempt Fund                State and New York City income taxes
                               while  maintaining relative stability
                               of principal
-------------------------------------------------------------------------------------------------------------------
BNY Hamilton Intermediate      To provide  income  that is exempt from      Tax-free  income,   moderate  risk  and
Tax-Exempt Fund                federal income taxes while  maintaining      relative stability of principal
                               relative stability of principal

================================================================================

Investments in either Fund are not bank deposits or obligations of or guaranteed or insured by The Bank of New York, and the shares in either Fund are neither insured nor guaranteed by The United States Government, The Federal Deposit Insurance Corporation, The Federal Reserve Board or any other governmental agency. Investments in either Fund involve investment risks, including possible loss of principal.



This Prospectus sets forth concisely the information that a prospective investor should know about the Funds noted in the chart above before investing and should be retained for future reference. Additional information about the Funds or other members of the BNY Hamilton Family of Funds has been filed with the Securities and Exchange Commission in the Statement of Additional Information for BNY Hamilton Funds, Inc., dated March 31, 1997. This information is incorporated by reference and is available without charge upon request from the Funds' distributor, BNY Hamilton Distributors, Inc., 125 West 55th Street, New York, NY 10019, Attention: BNY Hamilton Funds, Inc. 1-800-4BNY-FND (1-800-426-9363).

================================================================================

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

================================================================================

                  The date of this Prospectus is March 31, 1997

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
Fee Table..................................................................  3

Financial Highlights.......................................................  5

Investment Objectives and Policies.........................................  6

Description of Securities..................................................  7

Additional Investment Information and
Risk Considerations........................................................  9

Investment Restrictions....................................................  17

Management of the Funds....................................................  18

Summary of Shareholder Services............................................  20

Fund and Other Shareholder Services........................................  21

Purchase of Shares.........................................................  22

Redemption of Shares.......................................................  27

Exchange of Shares.........................................................  29

Dividends and Distributions................................................  29

Net Asset Value............................................................  30

Organization...............................................................  31

Taxes......................................................................  32

Additional Information.....................................................  33

Appendix A.................................................................  35

Appendix B.................................................................  37

---------
FEE TABLE
---------


The following table illustrates the expenses an investor in either Fund will incur. In addition, investments are subject to the annual fund operating expenses (after expense waivers/reimbursements) set forth below.



                                                            BNY HAMILTON                      BNY HAMILTON
                                                              NEW YORK                        INTERMEDIATE
                                                          TAX-EXEMPT FUND                   TAX-EXEMPT FUND
                                                          ---------------                   ---------------
                                                    INSTITUTIONAL      INVESTOR       INSTITUTIONAL      INVESTOR
                                                       SHARES           SHARES           SHARES           SHARES
                                                       ------           ------           ------           ------
SHAREHOLDER TRANSACTION EXPENSES:
Sales Load Imposed On Purchases.......................  None             None             None             None
Sales Load Imposed on Reinvested Dividends............  None             None             None             None
Deferred Sales Load...................................  None             None             None             None
Redemption Fees.......................................  None             None             None             None
Exchange Fees.........................................  None             None             None             None
ANNUAL FUND OPERATING EXPENSES AFTER EXPENSE
   WAIVERS/REIMBURSEMENTS:
(as a percentage of average daily net assets)
Management Fees.......................................  .70%              .70%            .70%              .70%
12b-1 Fees after expense waivers/reimbursements.......
                                                        .00%              .25%            .00%              .25%
Other Expenses........................................  .20%              .20%            .20%              .20%
                                                        ----            ------            ----            ------
Total Fund Operating Expenses After Expense
   Waivers/Reimbursements.............................  .90%             1.15%            .90%             1.15%


Example

An investor would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:


                                                            BNY HAMILTON                      BNY HAMILTON
                                                              NEW YORK                        INTERMEDIATE
                                                          TAX-EXEMPT FUND                   TAX-EXEMPT FUND
                                                          ---------------                   ---------------
                                                    INSTITUTIONAL      INVESTOR       INSTITUTIONAL      INVESTOR
                                                       SHARES           SHARES           SHARES           SHARES
                                                       ------           ------           ------           ------
  1 year..................................               $ 9             $ 12              $ 9              $12
  3 years.................................               $29             $ 37              $29              $37
  5 years.................................               N/A             $ 64              N/A              N/A
10 years..................................               N/A             $140              N/A              N/A



This table is designed to assist investors in understanding the various direct and indirect costs that an investor would bear. The Adviser and Administrator (each as defined in Management of the Funds) have agreed to limit expenses of each Fund to .90% and 1.15% of its average daily net assets of each Fund's Institutional Shares and Investor Shares, respectively. Were expenses not so limited, Other Expenses would be .29% for each class of shares in each Fund; and Total Fund Operating Expenses would be .99% and 1.24% for the Institutional Shares and Investor Shares, of each Fund, respectively. Management reserves the right to implement or discontinue expense limitations at any time. See "Fund and Other Shareholder Services - Fee Waivers".



For a description of contractual fee arrangements or the fees and expenses included in Other Expenses, see "Management of the Funds" and "Fund and Other Shareholder Services". In connection with the example, please note that $1,000 is less than the generally applicable minimum initial investment required for each of the Funds and that there are no redemption or exchange fees of any kind. See "Purchase of Shares" and "Redemption of Shares".



The example is hypothetical; it is included solely for illustrative purposes. It should not be considered a representation of past or future performance; actual expenses may be more or less than those shown. Expenses paid as shown above reflect estimates made by the Funds as of the date of this prospectus.

================================================================================
FINANCIAL HIGHLIGHTS


The following selected data for an outstanding Investor share of BNY Hamilton Intermediate New York Tax-Exempt Fund, except for the six months ended June 30, 1996, was audited by Deloitte & Touche LLP, independent accountants, whose report thereon was unqualified. This information should be read in conjunction with the financial statements and related notes that appear in the Statement of Additional Information. Further information about the performance of BNY Hamilton Intermediate New York Tax-Exempt Fund is contained in the Funds' annual report to shareholders, which may be obtained from the Funds upon request and without charge. No shares of either class of BNY Hamilton Intermediate Tax-Exempt Fund were outstanding during the periods noted below. In addition, no Institutional Shares of BNY Hamilton Intermediate New York Tax-Exempt Fund were outstanding during the periods noted below.



                                                     BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND
                                              -----------------------------------------------------------------------
                                                                                                        FOR THE
                                                                                                         PERIOD
                                                                                                        AUGUST 7,
                                              SIX MONTHS                                                 1992*
                                                ENDED              YEAR ENDED DECEMBER 31,              THROUGH
                                               JUNE 30,          ----------------------------         DECEMBER 31,
                                                 1996            1995        1994        1993            1992
                                                 ----            ----        ----        ----            ----
PER SHARE DATA:
Net asset value at beginning of period         $  10.34          $9.59      $10.37       $9.97           $10.00
                                               --------          -----      ------       -----           ------
Income from investment operations
Net investment income                              0.20           0.39        0.39        0.38             0.15
Net realized and unrealized gain (loss)
   on investments                                (0.20)           0.75      (0.78)        0.40            0.03+
                                                 ------           ----      ------        ----            -----
     Total from investment operations            (0.00)           1.14      (0.39)        0.78             0.12
                                                 ------           ----      ------        ----             ----
Dividends
Dividends from net investment income
                                                 (0.20)         (0.39)      (0.39)      (0.38)           (0.15)
                                                 ------         ------      ------      ------           ------
Net asset value at end of period                $ 10.14        $ 10.34     $  9.59    $  10.37          $  9.97
                                                =======        =======     =======    ========          =======

TOTAL RETURN:                                 (0.03)%**         12.08%     (3.81)%       7.99%          1.18%**
RATIOS/SUPPLEMENTAL DATA
Net assets at end of period
   (000's omitted)                              $38,491        $40,931     $43,213     $55,871          $19,717
Ratio to average net assets of:
Expenses, net of waiver from The Bank
   of New York and Administrator
                                               0.90%***          0.90%       0.85%       0.68%         0.60%***
Expenses, prior to waiver from The Bank
   of New York and Administrator
                                               1.16%***          1.20%       1.20%       1.30%         1.96%***
Net investment income, net of waiver
   from the Bank of New York and
   Administrator                               3.89%***          3.89%       3.92%       3.74%         3.79%***
Portfolio turnover rate                             12%             4%         18%          6%              ---

*    Commencement of investment operations.
**   Not annualized.
***  Annualized.

+ The amount shown is not in accordance with the change in the aggregate gains and losses of the portfolio securities for the period August 10, 1992 through December 31, 1992 due to the timing of sales and repurchases of shares of the Fund


================================================================================
INVESTMENT OBJECTIVES AND POLICIES


The investment objective of each Fund is stated below, together with the policies each Fund will employ in its efforts to achieve its objectives. There can be no assurance that either Fund will attain its investment objective.



Introduction. The Funds are open-end management investment companies (commonly known as mutual funds) registered under the Investment Company Act of 1940 (the "1940 Act"). Each of the Funds will be considered a separate pool of assets with its own distinctive investment objectives and policies, as described below.



BNY Hamilton Intermediate New York Tax-Exempt Fund (the "Intermediate New York Tax-Exempt Fund"). The Intermediate New York Tax-Exempt Fund's investment objective is to provide income that is exempt from federal, New York State and New York City income taxes while maintaining relative stability of principal. The Intermediate New York Tax-Exempt Fund will seek to accomplish this objective by investing primarily in bonds issued by New York State and the Commonwealth of Puerto Rico and their respective authorities, agencies, instrumentalities and political subdivisions, which bonds are exempt from federal, New York State and

New York City income taxes. (These type of bonds are hereafter referred to as "Municipal Obligations".)



BNY Hamilton Intermediate Tax-Exempt Fund (the "Intermediate Tax-Exempt Fund"). The Intermediate Tax-Exempt Fund's investment objective is to provide income that is exempt from federal income taxes while maintaining relative stability of principal. A portion of income from the Intermediate Tax-Exempt Fund may also be exempt from certain state and local income taxes. Shareholders will be notified at the end of the calendar year what percentage, if any, of their income from the Intermediate Tax-Exempt Fund is exempt from any income taxes in addition to federal income taxes. In normal circumstances, the Intermediate Tax-Exempt Fund will seek to accomplish this objective by investing primarily in Municipal Obligations issued by states, territories and possessions of the United States and the District of Columbia, which bonds are exempt from federal income taxes.



In an effort to manage interest rate risk and principal stability of the Intermediate New York Tax-Exempt Fund's net asset value, the Intermediate New York Tax-Exempt Fund will invest in a portfolio of debt instruments and/or Municipal Obligations which, during normal market conditions, will have a dollar weighted average maturity of no more than eight nor less than three years. For the Intermediate Tax-Exempt Fund, the dollar weighted average maturity will be no more than ten nor less than three years.

In addition, during normal conditions, each Fund will attempt to maintain a ratio of 100% and, as a fundamental policy, at least 80%, of its net assets in Municipal Obligations that are consistent with such Fund's specific investment objective. If, due to market conditions or supply limitations, Municipal Obligations are not available, the Intermediate New York Tax-Exempt Fund may temporarily invest up to 20% of its net assets in fixed income securities that are subject to federal, as well as certain state and local income taxes, and the Intermediate Tax-Exempt Fund may temporarily invest up to 20% of its net assets in fixed income securities that are subject to federal income taxes. These securities may include (i) securities issued or guaranteed by the United States Government; (ii) commercial paper;
(iii) certificates of deposit of the 100 largest domestic banks; or (iv) corporate debt. To provide liquidity, each Fund will invest a portion of its assets in short-term Municipal Obligations related to its specific investment objective and may temporarily increase investments in short-term Municipal Obligations for defensive purposes if, in the opinion of the investment adviser, adverse market conditions so warrant.
For a further discussion of the types of securities that each Fund may invest in for temporary defensive purposes and the associated risks, see "Additional Investment Information and Risk Considerations -- Taxable Investments" later in this Prospectus.



================================================================================
DESCRIPTION OF SECURITIES




Municipal Obligations. Each Fund will invest primarily in Municipal Obligations. For the Intermediate Tax-Exempt Fund, Municipal Obligations include notes and bonds issued by or on behalf of the political subdivisions, agencies, authorities and instrumentalities of states, territories and possessions of the United States and the District of Columbia. For the Intermediate New York Tax-Exempt Fund, Municipal Obligations includes notes or bonds issued by or on behalf of the political subdivisions, agencies, authorities and instrumentalities of New York State and the commonwealth of Puerto Rico, the interest on which is exempt from federal, and for Municipal Obligations issued by or on behalf of New York State and its political subdivisions, agencies, authorities and instrumentalities, from New York State and New York City income taxes as well. Such securities are traded primarily in the over-the-counter market.



Tax-exempt bonds are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, and gas and electric utilities. Tax-exempt bonds also may be issued in connection with the refunding of outstanding obligations, obtaining funds to lend to other public institutions and for general operating expenses. Industrial development bonds ("IDBs"), which are considered tax-exempt bonds if the interest paid thereon is exempt from federal income taxes, are issued by or on behalf of public authorities to obtain funds to provide privately operated facilities for business and manufacturing, housing and pollution control, and for airport, mass transit, port and parking facilities.



Two principal classifications of tax-exempt bonds are "general obligation" and "revenue". General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Although IDBs are issued by municipal authorities, they are generally secured by the revenues derived from payments of the industrial user. The payment of the principal and interest on IDBs is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Tax-exempt notes are of short maturity, generally one year or less. They include such securities as Tax Anticipation Notes, Revenue Anticipation Notes, Bond

Anticipation Notes and Construction Loan Notes. Tax-exempt commercial paper consists of short-term obligations generally having a maturity of less than nine months.


Interest earned from certain tax-exempt securities (including certain IDBs) that are private activity bonds, as defined in the Internal Revenue Code of 1986, as amended (the "Tax Code"), is treated as a preference item for purposes of the alternative minimum tax. In the event that a Fund invests in such securities, no more than 20% of its net assets would be invested in such securities, together with securities the interest on which is subject to federal and, where applicable, state and local income tax.



Risk Factors Regarding Municipal Obligations. Investors should note that either general obligation or revenue bonds may be adversely affected by local political and economic conditions and developments within a particular state that adversely affect issuers of such tax-exempt securities. Adverse conditions in a state's significant industry could have a correspondingly adverse effect on specific issuers within the state or on anticipated revenue of the issuing state; conversely an improving economic outlook for a significant industry may have a positive effect on such issuers or revenue. Other factors that could affect a tax-exempt security include the change in a state's economy (for example from an industrial or agricultural based economy to a service based economy); demographic factors such as population growth or decline and foreign immigration, ecological or environmental issues unique to a particular industry or area within the state and statutory limitations on the state's ability to increase taxes.



Special Risk Factors Regarding New York State Municipal Obligations. Investors in the Intermediate New York Tax-Exempt Fund should consider carefully the special risks inherent in investments in Municipal Obligations of New York issuers. These risks result from the financial condition of New York State, certain of its public bodies and municipalities and New York City. Beginning in early 1975, New York State, New York City, and other entities faced serious financial difficulties which jeopardized the credit standing and impaired the borrowing abilities of such entities and contributed to high interest rates on, and lower market prices for, debt obligations issued by them. A recurrence of such financial difficulties or a failure of certain financial recovery programs could result in defaults or declines in the market values of various Municipal Obligations in which the Intermediate New York Tax-Exempt Fund may invest. If there should be a default or other financial crisis relating to New York State, New York City, a State or City agency, or other municipality, the market value and marketability of outstanding Municipal Obligations in the Intermediate New York Tax-Exempt Fund portfolio and the interest income to the Fund could be adversely affected. Moreover, the effects of the Federal Tax Reform Act of 1986 and conforming State tax legislation have added substantial uncertainty to estimates of New York State's tax revenues. In 1991, Moody's Investors Services, Inc. ("Moody's") and Standard and Poor's Ratings Group ("S&P") downgraded certain obligations backed by New York State and have placed other bonds on a watch list for possible future downgrade. Potential recurring revenue shortfalls in future fiscal years may adversely affect New York State.



The foregoing is only a summary and is based on information from statements relating to securities offerings of New York issuers. A more detailed description of special factors affecting investments in Municipal Obligations of which investors should be aware is set forth under "Special Considerations Relating to Investments in New York Municipal Obligations" in the Statement of Additional Information.



The Intermediate New York Tax-Exempt Fund is classified as a non-diversified series of a registered investment company so that it is not limited by the 1940 Act as to the proportion of its assets that it may invest in the obligations of a single issuer. This classification may cause the Intermediate New York Tax-Exempt Fund to be more susceptible to adverse economic, political or regulatory developments affecting a single issuer than would be the case if its investments were required to be diversified across the Municipal Obligations of many issuers.



Quality Information. The Funds will limit their investments to investment grade Municipal Obligations, which are Municipal Obligations rated in one of the four highest investment rating categories by Moody's or S&P. Securities rated in the lowest of these investment grade debt categories (Baa by Moody's and BBB by S&P) are normally considered to have adequate payment protection parameters, although adverse conditions are more likely to lead to a weakened capacity to pay principal and interest, as compared to securities rated in the three higher categories. Securities rated Baa or BBB are characterized by Moody's and S&P as investment grade but are considered by Moody's to have speculative characteristics as well. The Funds may also invest in short-term municipal obligations rated MIG-1 or MIG-2 by Moody's or SP-1+ or SP-1 by S&P. If market conditions warrant, a Fund may invest in tax-exempt commercial paper rated Prime-1 by Moody's or A-1 by S&P. In the event that a security held by a Fund has its ratings dropped below the tolerance described above, the decision whether to sell or to retain such security will be at the discretion of the investment adviser.



For a further description of securities ratings see "Appendix A - Description of Securities Ratings" in the Statement of Additional Information.


================================================================================
ADDITIONAL INVESTMENT INFORMATION AND RISK CONSIDERATIONS



The following paragraphs describe other types of securities transactions in which the Funds may engage. Generally, the following types of securities and transactions involve more risk than those discussed above in "Description of Securities".



When-Issued and Delayed Delivery Securities. The Funds may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no interest or income is accrued until settlement. A Fund will maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, a Fund will rely on the other party to consummate the transaction; if the other party fails to do so, a Fund may be disadvantaged. It is the current policy of the Funds not to enter into when-issued commitments exceeding in the aggregate 25% of the market value of a Fund's total assets less liabilities other than the obligations created by these commitments.



Repurchase Agreements. The Funds may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines established by the Board of Directors (the "Directors") of BNY Hamilton Funds, Inc. In a repurchase agreement, a Fund buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and at a price reflecting the interest rate effective for the term of the agreement. The term of the agreement is usually from overnight to one week. A repurchase agreement may be viewed as a fully collateralized loan of money by a Fund to the seller. The Fund always receives, as collateral, securities with a market value at least equal to purchase price plus accrued interest and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the lending Fund might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Fund's realization upon the collateral may be delayed or limited. Investments in certain repurchase agreements and certain other investments that may be considered illiquid are limited as set forth under "Investment Restrictions".



Loans of Portfolio Securities. Subject to applicable investment restrictions, each Fund is permitted to lend its securities. These loans must be secured continuously by cash, U.S. Government securities or other liquid high-grade short-term debt obligations in an account segregated by the custodian or by a letter of credit at least equal to the market value of the securities loaned plus accrued interest or income. For more information, see "Investment

Objectives and Policies - Loans of Portfolio Securities" in the Statement of Additional Information.



Reverse Repurchase Agreements. The Funds are permitted to enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase it at a mutually agreed upon date and at a price reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Fund. A Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. Neither Fund may enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each Fund will establish and maintain with its custodian a separate account with a segregated portfolio of liquid assets consisting of cash, U.S. Government securities or other liquid high-grade debt securities in an amount at least equal to its purchase obligations under its repurchase agreements.



Reverse repurchase agreements involve the risk that the market value of the securities retained by the relevant Fund may decline below the price of the securities it has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund's use of proceeds from the agreement may be restricted pending a determination by the other party or its trustee or receiver whether to enforce the Fund's obligation to repurchase the securities.



Investment Company Securities. The Funds may invest in the securities of other investment companies to the extent permitted under the 1940 Act. These limits require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of such Fund's total assets will be invested in securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by such Fund. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that such Fund bears directly in connection with its own operations.



Taxable Investments. Each Fund will attempt to invest 100% of its assets in Municipal Obligations; however, either Fund is permitted to invest up to 20% of the value of its total assets in securities, the interest income on which is subject to federal and, where applicable, New York State and New York City income tax. If, in adverse market conditions, a Fund's investment adviser determines, in its judgment, that, Municipal Obligations satisfying the Fund's investment objective are not available, the Fund may, for defensive purposes only, temporarily invest more than 20% of its net assets in debt securities, the interest on which is subject to federal, and where applicable, New York State and New York City income taxes.



Investments in taxable securities will be substantially in securities issued or guaranteed by the United States Government (such as bills, notes and bonds), its agencies, instrumentalities or authorities, highly rated corporate debt securities (rated AA or better by S&P, or Aa or better by Moody's), prime commercial paper (rated A-1+ by S&P or P-1 by Moody's) and certificates of deposit of the 100 largest domestic banks in terms of assets, which are subject to regulatory supervision by the United States Government or state governments and the 50 largest foreign banks in terms of assets with branches or agencies in the United States. Investments in certificates of deposit of foreign banks and foreign branches of United States banks involve certain risks not generally associated with investments in domestic banks. While domestic banks are required to maintain certain reserves and are subject to other regulations, such requirements and regulations may not apply to foreign branches. Investments in foreign banks and branches may also be subject to other risks, including future political and economic developments, the seizure or nationalization of foreign deposits and the establishment of exchange controls or other restrictions.



Puts. The Funds may purchase without limit Municipal Obligations together with the right to resell them at an agreed price or yield within a specified period prior to maturity. This right to resell is known as a "put". The aggregate price paid for a security with a put may be higher than the price that would otherwise be paid. Consistent with each Fund's investment objectives and subject to the supervision of the Directors of BNY Hamilton Funds, Inc., the purpose of this practice is to permit a Fund's portfolio to be fully invested in tax-exempt securities while maintaining the necessary liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions, to purchase at a later date securities other than those subject to the put and to facilitate the investment adviser's ability to manage the portfolio actively. The principal risk of puts is that the put writer may default on its obligation to repurchase. The Fund's investment adviser will monitor each writer's ability to meet its obligations under puts.



The amortized cost method will be used by each Fund to value Municipal Obligations with maturities of less than 60 days because the Directors have determined that this method of valuation will provide an accurate estimate of market value; when these securities are subject to puts separate from the underlying securities, no value is assigned to the puts. The cost of any such put is carried as an unrealized loss from the time of purchase until it is exercised or expires. See "Investment Objectives and Policies" in the Statement of Additional Information for valuation procedure if a Fund invests in Municipal Obligations with maturities of 60 days or more that are subject to separate puts.



Privately Placed and Certain Unregistered Securities. Each Fund may acquire, in privately negotiated transactions, restricted securities which cannot be offered for public sale in the United States without first being registered under the Securities Act of 1933, as amended (the "Securities Act"). The price a Fund pays for these securities, or receives upon resale, may be lower than the price the Fund would pay or receive for similar securities with a more liquid market. Accordingly, the valuation of these securities by a Fund will reflect any limitations on their liquidity. (As a matter of policy, each Fund may invest up to 25% of its total assets in Municipal Obligations issued as part of privately negotiated transactions between one issuer and one or more purchasers.) Each Fund may also purchase certain unregistered securities sold to institutional investors under Rule 144A of the Securities Act ("Rule 144A Securities"). Rule 144A Securities that have a readily available market may be deemed to be liquid for purposes of the Fund's 15% limitation on investments in illiquid securities described below. The investment adviser will monitor the liquidity of such restricted securities under the supervision of, and pursuant to guidelines established by, the Directors. In establishing these guidelines, the Directors take into account factors such as trading activity, availability of reliable price information, and other relevant information. Investing in Rule 144A Securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Acquisition by a Fund of illiquid investments (any investment that cannot be disposed of within three (3) Business Days in the normal course of business at approximately the amount at which it was valued by a Fund) is subject to the 15% limitation described under "Investment Restrictions".



Hedging. Hedging is a means of transferring risk that an investor does not wish to assume during an uncertain market environment. The Funds are permitted to enter into these transactions solely (a) to hedge against changes in the market value of portfolio securities and against changes in the market value of securities intended to be purchased, or (b) to close out or offset existing positions.

Hedging activity in the Funds may include selling futures contracts on debt securities and indexes of debt securities and purchasing or writing (selling) options on these futures, on debt securities and on indexes of debt securities traded on registered securities exchanges and contract markets. All hedging transactions must be appropriate for reduction of risk; they cannot be for speculation.



Under regulations of the Commodity Exchange Act of 1936, as amended (the "Commodity Exchange Act"), an investment company registered under the 1940 Act is exempt from the definition of "commodity pool operator", and therefore not subject to regulation under the Commodity Exchange Act, provided that the entity agrees to restrict its investments in commodity futures and commodity options contracts to (i) bona fide hedging transactions within the meaning of the Commodity Futures Trading Commission's regulations, without any limitation on quantity, and (ii) other futures and options transactions in which the aggregate initial margin and premiums do not exceed 5% of the liquidation value of the entity's portfolio after taking into account unrealized profits and unrealized losses on any such contracts. The Funds will only use commodity futures and commodity options contracts in a manner consistent with these requirements.



Financial Futures Contracts and Options on Futures, Debt Securities and Indexes of Debt Securities. The Funds may (a) sell futures contracts on debt securities and indices of debt securities and (b) purchase or write (sell) options on these futures, on debt securities and on indexes of debt securities traded on registered securities exchanges and contract markets. The Funds may enter into these transactions with respect to Municipal Obligations and non-municipal debt securities.


Presently, futures contracts are available in several types of fixed income securities, including U.S. Treasury bonds and notes, Government National Mortgage Association modified pass-through mortgage backed securities, three-month U.S. Treasury bills and bank certificates of deposit.

When a futures contract is entered into, each party deposits with a broker or in a segregated custodial account a good faith deposit of approximately 1 1/2-2% of the contract amount, called the "initial margin". Additionally, during the term of the contract, the amount of the deposit is adjusted daily based on the current value of the futures contract by payments of "variation margin" to or from the broker or segregated account.

Although most interest rate futures contracts call for making or taking delivery of the underlying securities, these obligations are typically canceled or closed out before the scheduled settlement date. The closing is accomplished by purchasing (or selling) an identical futures contract to offset a short (or long) position. Such an offsetting transaction cancels the contractual obligations established by the original futures transaction. Other financial futures contracts call for cash settlements rather than delivery of securities. If the price of the offsetting futures transaction varies from the price of the original futures transaction, the hedger will realize a gain or loss corresponding to the difference. That gain or loss will tend to offset the unrealized loss or gain on the hedged securities position, but may not always or completely do so.

Financial futures contracts obligate the seller to deliver a specific type of security, at a specified time for a specified price. The contracts may be satisfied by actual delivery of the securities or by an offsetting transaction. There are risks associated with the use of futures contracts for hedging purposes. In certain market conditions, as with rising interest rates, futures contracts may not completely offset a decline in value of portfolio securities. It may not always be possible to execute a buy or sell order at the desired price or to close out an open position due to market conditions, limits on open positions, and/or daily price fluctuation limits. Changes in market interest rates may differ substantially from those anticipated when hedge positions were established. If a Fund has purchased futures to hedge against rising interest rates and interest rates decline, the value of the Fund's portfolio will increase, but at least part of the benefit of the increase will be lost because of losses in the futures position. A Fund may have to sell securities to meet daily maintenance margin requirements. The risk of loss to a Fund is theoretically unlimited when an uncovered futures contract is sold because there is an obligation to make delivery unless the contract closed out, regardless of fluctuations in the price of the underlying security.



Each Fund intends to engage in transactions in futures contracts and options on futures contracts as a hedge against changes, resulting from market conditions, in the value of securities which are held in the Fund's portfolio or which the Fund intends to purchase. In accordance with current Commodity Futures Trading Commission ("CFTC") regulations, a Fund will not enter into any financial futures contract or purchase related options (as defined in the CFTC regulations) if immediately thereafter, the aggregate initial margin for its outstanding futures contracts and premiums paid for such options would exceed 5% of the fair market value of its total assets. In addition, neither Fund will enter into any financial futures contract or purchase related options (as defined in the CFTC regulations) if immediately thereafter the sum of initial and variation margins on its outstanding futures contracts, together with premiums paid on options thereon, would exceed 20% of its total assets.



When either Fund attempts to hedge its portfolio by selling an interest rate futures contract, purchasing a put option thereon, or by writing a call option thereon, it will own an amount of United States Government securities corresponding to the open futures or option position. With respect to long positions assumed by a Fund, the Fund will segregate with its custodian, or in a margin account with a broker, an amount of liquid assets consisting of cash, U.S. Government securities or other liquid high-grade debt securities permitted by CFTC regulations equal to the market value of the futures contracts and thereby insure that the use of futures contracts is unleveraged.



The Funds may purchase call options and write (sell) put options on debt securities to close out open option positions, purchase put options to protect its holding from a decline in market value, and write call options. The Funds may also purchase put options and write call options on futures contracts that are traded on a United States exchange or board of trade and enter into closing transactions with respect to these options. Either Fund may use options on futures contracts under the same conditions it uses put and call options on debt securities. The effect of a futures contract may also be created by simultaneous purchase of a put option and sale of a call option on the same security. When a Fund purchases a put option or call option, the maximum risk of loss is the price of the option purchased. The use of options as a hedge rather than financial futures contracts may result in partial hedges because of the limits inherent in the exercise prices. Neither Fund will invest more than 5% of its net assets in premium on put options.



The Funds may utilize futures contracts on municipal bond indices or related put and call options on these index contracts. The Funds' strategies in employing these contracts would be similar to the strategies applicable to futures and options contracts generally. The Funds may also buy put options and sell call options on municipal bond indices. The Funds may also purchase put options or write (sell) call options on non-municipal debt securities. In the event that options on municipal debt securities become available, the Funds will consider purchasing or selling these options.



The hedging activities of the Funds are subject to several additional restrictions. A Fund's ability to engage in hedging activities may be limited by certain income tax considerations. See "Taxes" in the Statement of Additional Information.



To the extent a Fund uses hedging instruments that do not involve specific portfolio securities, offsetting price changes between the hedging instruments and the securities being hedged will not always be possible, and the market value fluctuations of the portfolio may not be completely eliminated. When using hedging instruments that do not specifically correlate with securities in a Fund's portfolio, the investment adviser will attempt to create a very closely correlated hedge.



Hedging activities based on non-municipal debt securities or indexes may not correlate as closely to a Fund's portfolio as hedging activities based on municipal debt securities or indexes. Less closely correlated hedges are likely to occur if a Fund hedges municipal securities with a futures contract on United States Government obligations, other non-municipal securities or an index that does not include municipal securities. This type of hedging activity may be especially useful where closely correlated hedging activities based on municipal securities or indexes are not available.




The Funds may purchase put options on interest rate futures contracts that are traded on United States commodity exchanges, and write (i.e., sell) put and call options on such futures contracts. The Funds only intend to engage in options in futures contracts for bona fide hedging purposes in compliance with CFTC regulations. An option on a futures contracts gives the purchaser the right, but not the obligation, to assume a position in a futures contract (which position may be a long or short position) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (which position may be a long or short position). Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. Currently, options can be purchased or written with respect to futures contracts on United States Treasury bonds and United States Treasury notes on The Chicago Board of Trade.

When a Fund hedges its portfolio by purchasing a put option or writing a call option on a futures contract, it will own a long futures position or an amount of high-grade debt securities corresponding to the open option position. When a Fund writes a put option on a futures contract, it may, rather than establish a segregated account, sell the futures contract underlying the put option or purchase a similar put option. In instances involving the purchase of a call option on a futures contract, a Fund will deposit in a segregated account with its custodian an amount in cash, cash equivalents or liquid, high-grade, fixed-income debt securities equal to the market value of the obligation underlying the futures contract, less any amount held in the initial variation margin accounts.


The holder or writer of an option may terminate its position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected at any particular time or at all.


A Fund will be required to deposit initial and variation margin with respect to put and call options on futures contracts written by it pursuant to the Fund's futures commissions merchants' requirements, which are similar to those applicable to interest rate futures contracts described above.



Municipal Bond Index Futures Contracts. Futures contracts on municipal bond indexes began trading on the Chicago Board of Trade in 1985. These contracts, which provide for each settlement rather than delivery of securities, are based on the Bond Buyer Municipal Bond Index, an index of 40 actively traded municipal bonds. To make the index as representative as possible of price trends in the municipal securities market, twice a month new issues are added to the index and an equal number of the least actively traded issues are dropped from the index. Each bond in the index is priced daily by a group of five brokers.



Municipal bond index contracts are designed to provide a way to hedge municipal bond portfolios, since prices of existing futures on taxable securities do not always correlate well with municipal bond prices. Because the municipal bond index contract should correlate better with a Fund's price changes than Treasury bond futures contracts, the investment adviser expects to do most of its hedging using municipal bond index contracts. However, there may be times when the investment adviser believes that Treasury bond contracts correspond well with municipal bond prices are trading at prices that makes hedging with these contracts less expensive than hedging with municipal bond index contracts. Accordingly, the Funds intend to use both Treasury bond and municipal bond index contracts for hedging purposes.



Risks of Futures Transactions. The Funds' successful use of futures contracts and options thereon will depend on the ability of their investment adviser to predict movements in interest rates and other factors affecting markets for securities, and upon the degree of correlation between prices of the futures contracts and the prices of the securities being hedged. As a result, even a correct forecast of interest rate changes may not result in a successful hedging transaction. Although futures contracts and options thereon may limit exposure to loss, they may also limit a Fund's potential for capital gains. For example, if a Fund has hedged against the possibility of an increase in interest rates which would adversely affect the price of securities in its portfolio and prices of such securities increase instead, it will lose part or all of the benefit of the increased value of its securities because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash to meet daily variation margin requirements, it may have to sell securities to meet such requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it is disadvantageous to do so. Where futures are purchased to hedge against the possible increase in price of securities before a Fund is able to invest its cash in an orderly fashion, it is possible that the market may decline instead; if a Fund's investment adviser then concludes not to invest in securities at that time because of concern as to possible future market decline or for other reasons, there would be a realized loss on the futures contract that is not offset by a reduction in the price of the securities purchased. The risk of loss to a Fund is theoretically unlimited if no investment in securities is made as a result of the market conditions noted above. Although a Fund will enter into futures contracts only on exchanges where there appears to be a liquid market, there can be no assurance that such liquidity will always exist.




Brokerage commissions on a Fund's financial futures and options transactions and premium costs for purchasing options may tend to reduce its yield.



For further information about a Fund's hedging activities, see "Investment Objectives and Policies - Hedging Activities" in the Statement of Additional Information.



Interest Rate Risk. In general, the prices of debt securities vary inversely with interest rates. If interest rates rise, debt security prices generally fall; if interest rates fall, debt security prices generally rise. In addition, for a given change in interest rates, longer-maturity debt securities fluctuate more in price (gaining or losing more in value) than shorter-maturity debt securities, and generally offer higher yields than shorter-maturity debt securities, all other factors, including credit quality, being equal.


================================================================================
INVESTMENT RESTRICTIONS




Intermediate New York Tax-Exempt Fund. As a non-diversified series of a registered investment company, the Intermediate New York Tax-Exempt Fund is not limited by the 1940 Act as to the proportion of its assets that it may invest in the obligations of a single issuer. The Intermediate New York Tax-Exempt Fund may be more susceptible to adverse economic, political or regulatory developments affecting a single issuer than would be the case if it was a diversified company. Although it is a non-diversified series, the Intermediate New York Tax-Exempt Fund will observe certain diversification standards in order to maintain its status as a regulated investment company under the Tax Code. See "Taxes" in the Statement of Additional Information.



Intermediate Tax-Exempt Fund. As a diversified series of a registered investment company, 75% of the total assets of the Intermediate Tax-Exempt Fund's assets is subject to the following limitations: (a) it may not invest more than 5% of the value of its total assets in the securities of any one issuer, except obligations of the United States Government and its agencies and instrumentalities and (b) it may not own more than 10% of the outstanding voting securities of any one issuer.




Each Fund also operates under certain investment restrictions that, together with its investment objective, are deemed fundamental policies of a Fund - i.e., they may be changed only with the approval of the holders of a majority of the Fund's outstanding shares.



A Fund may not (i) acquire any illiquid securities if as a result more than 15% of the market value of its net assets would be in investments that are illiquid,
(ii) borrow money, except from banks for extraordinary or emergency purposes and then only in amounts up to 20% of the value of the Fund's total assets (taken at cost at the time of borrowing), and except in connection with permitted reverse repurchase agreements; or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing in amounts up to 20% of the value of the Fund's net assets at the time of borrowing, (iii) purchase securities while borrowings, including reverse repurchase agreements, exceed 5% of its total assets, (iv) purchase securities other than those described under "Investment Objectives and Policies", (v) purchase securities of any one issuer if, after such purchase, more than 5% of the value of the Fund's total assets would be invested in the securities of any one such issuer, provided that this limitation does not apply to securities issued by the United States Government, its agencies or instrumentalities, or to permitted investments of up to 50% of the Fund's total assets, (vi) invest more than 20% of its total assets in investments that are not Municipal Obligations or (vii) acquire industrial revenue bonds if, as a result, more than 5% of the Fund's total assets would be invested in industrial revenue bonds where payment of principal and interest is the responsibility of companies with fewer than three years of operating history.



For a more detailed discussion of the above investment restrictions, see "Investment Restrictions" and "Additional Information" in the Statement of Additional Information.


================================================================================
MANAGEMENT OF THE FUNDS

Directors. Pursuant to the Articles of Incorporation and Bylaws of BNY Hamilton Funds, Inc., the Directors decide matters of general policy and review the actions of the Funds' investment adviser, administrator, distributor and other service providers. The Statement of Additional Information contains the name and general business experience of each director of BNY Hamilton Funds, Inc.


Investment Adviser. The Bank of New York serves as the investment adviser (the "Adviser") to each of the Funds. The Adviser, which has its principal offices at 48 Wall Street, New York, NY 10286, is New York's first bank, founded by Alexander Hamilton in 1784, and is one of the largest commercial banks in the United States, having over $51 billion in assets at September 30, 1996. It is the leading retail bank in the greater New
York suburban area, having 376 branches at September 30, 1996. As of September 30, 1996, the Adviser provided administrative or advisory services to approximately $54 billion in assets.

Colleen M. Frey, Vice President, has been responsible for the day-to-day portfolio management of the Intermediate New York Tax-Exempt Fund since its inception. Ms. Frey has been employed by the Adviser for the past 29 years. Currently, she is a Group Head for the Adviser's Tax-Exempt Bond Management Division.



Jeffrey B. Noss, Vice President, is responsible for the day-to-day portfolio management for the Intermediate Tax-Exempt Fund. Mr. Noss has been managing tax-exempt portfolios for the Adviser's Tax-Exempt Bond Management Division for the past nine years.



The Adviser manages the investments of each Fund and is responsible for all purchases and sales of each Fund's portfolio securities. The Adviser's fee accrues daily and is payable monthly at the annual rate of .50% of average daily net assets for each Fund.



Administrator. BNY Hamilton Distributors, Inc. ("BNY Hamilton Distributors") serves as the Funds' administrator (the "Administrator") and assists generally in supervising the operations of each Fund. BNY Hamilton Distributors is a Delaware corporation organized to administer and distribute mutual funds; its offices are located at 3435 Stelzer Road, Columbus, Ohio 43219-3035.



The Administrator has agreed to provide facilities, equipment and personnel to carry out administrative services for the Funds, including, among other things, providing the services of persons who may be appointed as officers and directors of BNY Hamilton Funds, Inc., overseeing the performance of the Funds' transfer agent, supervising purchase and redemption orders (made via telephone and mail) and monitoring the Distributor's compliance with the rules and regulations of the National Association of Securities Dealers and federal and state securities laws. The Administrator will also be responsible for coordinating and overseeing compliance by the Directors with Maryland corporate procedural requirements (as BNY Hamilton Funds, Inc. is a Maryland corporation; see "Organization"). In addition, the Administrator's duties include assisting in the drafting and printing prospectuses and statements of additional information, administering shareholder meetings, producing proxy statements and annual and semi-annual reports, monitoring the Adviser's compliance with the stated investment objective and restrictions of each Fund and monitoring the custodian, fund accounting, transfer agency, administration, distribution, advisory and legal services that are provided to the Funds.



The Administration Agreement permits the Administrator to delegate certain of its responsibilities to other service providers. Pursuant to this authority, the Administrator has delegated certain administrative functions to The Bank of New York. The Bank of New York is not an affiliated person of BNY Hamilton Distributors.


Each Fund pays annual administration fees, accrued daily and payable monthly, of .20% of average daily net assets for each Fund.



Distributor. In addition to acting as the Administrator, BNY Hamilton Distributors will be the exclusive underwriter and distributor of shares of each Fund (the "Distributor"); its offices are located at 125 West 55 Street, New York, New York 10019.

The Distributor will make a continuous offering of each Fund's shares and bears the costs and expenses of distributing to selected dealers and prospective investors copies of any prospectuses, statements of additional information and annual and interim reports of the Funds (after such items have been prepared, set in type and sent by the Funds at their expense to existing shareholders) that are used in connection with the offering of shares, and the costs and expenses of preparing, printing and distributing any other literature used by the Distributor or furnished by it for use by selected dealers in connection with the offering of each Fund's shares for sale to the public.



The Administrator (and Distributor) is a wholly-owned subsidiary of The BISYS Group, Inc., whose other subsidiaries provide distribution and administration services for other mutual fund groups.


================================================================================
SUMMARY OF SHAREHOLDER SERVICES

A Fund's telephone representative will be happy to answer any questions you may have.


Telephone                            For Information Regarding
---------                            -------------------------
1-800-4BNY-FND                       o  Any of the Funds' investment objectives
(1-800-426-9363)                        and policies
8 a.m. to 9 p.m., Eastern time       o  Opening an account


1-800-952-6276                       o  Current account balances
8 a.m. to 9 p.m., Eastern time       o  Shareholder address/telephone changes



You should note that neither the Funds nor their service contractors will be responsible for any loss or expense for acting upon telephone instructions that they believe to be genuine. In attempting to confirm that telephone instructions are genuine, the Funds will use procedures considered reasonable, as described in "Redemption of Shares" in the Statement of Additional Information. To the extent that any of the Funds does not use reasonable procedures to form its belief as to the genuineness of accountholders' instructions, it and/or its service contractors may be responsible for such instructions that are fraudulent or unauthorized.



The Funds want you to be kept current regarding the status of your account. To assist you, the following statements and reports will be sent to you:





Confirmation Statements  After every transaction that affects your account balance or your account registration.

Account Statements       Monthly, showing any activity during the
                         month, any income credited during the month and the
                         current value of your account.

Financial Reports        Every six months, one copy of most Fund reports
                         and year-end tax information will be

                                       20

                         mailed to each household, regardless of how many accounts are in the household.


================================================================================
FUND AND OTHER SHAREHOLDER SERVICES


Custodian and Fund Accounting Agent. The Bank of New York, 90 Washington Street, New York, New York 10286, serves as each Funds' custodian. BNY Hamilton Funds, Inc. has also entered into a Cash Management and Related Services Agreement with The Bank of New York pursuant to which The Bank of New York, as custodian, will receive and disburse funds in connection with the purchases and redemptions of each Fund's shares.




The Bank of New York also serves as the fund accounting agent for each Fund with responsibility for calculating the net asset value of, and maintaining the books and records of, each class of shares for both Funds.



Transfer Agent. BISYS Fund Services, Inc. ("BISYS"), P.O. Box 163310, Columbus, Ohio, 43216-3310, serves as each Fund's transfer agent. BISYS is a wholly-owned subsidiary of The BISYS Group, Inc. As transfer agent, BISYS maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions.



Distribution Plan. The Directors have adopted a plan of distribution under Rule 12b-1 of the 1940 Act with respect to the Investor Shares of each Fund (collectively, the "12b-1 Plans").



Under the 12b-1 Plans, the subject Fund may reimburse the Distributor for expenses incurred in connection with the distribution of that Fund's shares. Such distribution expenses will include expenses incurred in connection with advertising and marketing such Fund's shares and expenses incurred in connection with preparing, printing and distributing prospectuses for such Fund (except those used for regulatory purposes or for distribution to existing shareholders of each Fund) and in implementing and operating the 12b-1 Plans. To date, the Directors have only adopted 12b-1 Plans with respect to the Investor Class of each Fund.



Under the 12b-1 Plans, reimbursements for distribution expenses may not exceed
 .25% (annualized) of the relevant Fund's average daily net assets, excluding from such calculation, however, all shares acquired via a transfer of assets from customer accounts at The Bank of New York. These amounts may be reduced pursuant to undertakings by the Distributor. Payments for distribution expenses under the 12b-1 Plans are subject to Rule 12b-1 under the 1940 Act. Except for expenses related to telemarketing operations established for BNY Hamilton Funds, Inc., it is presently contemplated that the Distributor will not be reimbursed for any of its overhead expenses by a Fund under its respective 12b-1 Plan.



The 12b-1 Plans provide that if in any month the Distributor is due more monies than are immediately payable because of the percentage limitation described above, the unpaid amount will be "carried forward" from month to month while the 12b-1 Plan is in effect until such time as it may be paid. Any "carried forward" amounts will not be payable beyond the fiscal year during which the amounts are accrued. No interest, carrying or other finance charge is borne by a Fund with respect to amounts "carried forward."


Fee Waivers. Except as noted in this Prospectus and the Statement of Additional Information, the Funds' service contractors bear all expenses in connection with the performance of their services and each Fund bears the expenses incurred in its operation. From time to time during the course of the Funds' first fiscal year, each of the Administrator and the Adviser may voluntarily elect not to receive payment of fees under their respective agreements described above and/or to assume certain expenses of a Fund while retaining the ability to be reimbursed by a Fund for such amounts prior to the end of the fiscal year. This will have the effect of increasing yield to investors at the time such fees are not received or amounts are assumed by the Administrator or the Adviser and decreasing yield when such fees or amounts are reimbursed to the Administrator or the Adviser. See the Fee Table for each class of shares for each Fund.


================================================================================
PURCHASE OF SHARES


To purchase Institutional Shares in any Fund, contact your Bank of New York representative for details.



The following table summarizes the types of investments available in each of the Funds along with their respective minimum investment requirements. Unless otherwise noted, all types of investments shown in the table are applicable to Investor Shares of each Fund.





                                                           MINIMUM INVESTMENT REQUIRED
                                                    ---------------------------------------------
Type of Investment                                   Initial Investment     Additional Investment
------------------                                   ------------------     ---------------------
Regular Account                                            $2,000                    $100
-------------------------------------------------------------------------------------------------
Regular Account with Automatic Investment Program           $ 500                    $100
-------------------------------------------------------------------------------------------------
Regular  Accounts for employees and retirees of The         $ 500                    $ 40
Bank of New York and its affiliates,  and employees
of each of the  Administrator,  the Distributor and

their affiliates (1)
-------------------------------------------------------------------------------------------------


(1) Available exclusively for employees and retirees of The Bank of New York and its affiliates, and for the employees of BNY Hamilton Distributors, Inc., and their affiliates. The employees of The Bank of New York and its affiliates may make investments through payroll deduction.



Institutional and Investor Shares of any of the Funds may be purchased without sales commission, at the net asset value per share next determined after the purchase order and federal funds are received by the specific Fund.
See "Net Asset Value".

The Distributor, from time to time, at its expense, will also provide additional compensation to dealers in connection with sales of Investor Shares of any of the Funds. Such compensation will include non-cash payments which may take the form of (1) gift certificates, (2) tickets for entertainment events, (3) trips, including the provision of travel arrangements and lodging at vacation resorts and (4) merchandise. Dealers may not use sales of the Funds' shares to quality for this compensation to the extent such sales may be prohibited by laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by any Fund or its shareholders.



Initial Investments. Orders for purchase of a Fund's Investor Shares received by 4:00 P.M. (Eastern time) on any Business Day and transmitted to the Fund's transfer agent by 4:00 P.M. (Eastern time) will be based on the next determined net asset value. (For purposes of this Prospectus, "Business Day" is defined to mean any day on which both the New York Stock Exchange and the custodian are open for business.) Investors will begin to earn dividends on the next Business Day after receipt of the purchase order. On those days when the New York Stock Exchange or the custodian closes early as a result of such day being a partial holiday or otherwise, the right is reserved to advance the time on that day by which purchase and redemption requests must be received.



Prospective investors may purchase a Fund's Investor Shares by check, by federal funds wire, by bank wire, or by direct deposit. Additional investments may also be made through an Automatic Investment Program. See the tables on the following pages.




--------------------------------------------------------------------------------
METHOD OF
PURCHASE                 FOR INITIAL INVESTMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
By             o    Complete and sign a New Account Application and mail it,
Check               together with a check payable to the specific Fund, to: BNY
                    Hamilton Funds, P. O. Box 163310, Columbus, Ohio 43216-3310.

               o Purchases made by check are not permitted to be redeemed until payment of the purchase has been collected, which may take up to ten (10) Business Days after purchase.

               o    Purchases by check must be payable in United States dollars and drawn on United States banks. The Funds will not accept third-party checks.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
By             o    An investor desiring to purchase shares by wire should call
Federal             the Transfer Agent at 1-800-952-6276 and place a purchase
Funds               order.
Wire
               o    Have your bank wire federal funds to the BNY Hamilton Funds'
                    bank account (see below). In order to ensure prompt receipt by a Fund of a federal funds wire, an investor should take the following steps:
--------------------------------------------------------------------------------

                                       23

--------------------------------------------------------------------------------
                    A.   Instruct your bank to wire the specified amount to the
                         specific Fund's account as follows (be sure to have
                         your bank include the name of the specific Fund
                         selected, and state that the wire is for a new
                         account):

                              The Bank of New York
                              New York, NY 10286
                              ABA #021000018
                              BNY Hamilton Funds
                              DDA #8900275847
                              Attn.: (specific Fund selected)
                              Ref.: (your account number, your account name and
                                    taxpayer identification number)

                    B. Complete the New Account Application and mail it to the appropriate address shown in "By Check" above.


               o    Federal funds purchase orders will only be accepted on
                    Business Days as defined herein. Your bank may charge a
                    service fee for wiring funds.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
By             o    Follow the same procedure outlined under "By Federal Funds
Bank Wire           Wire" above. Your bank may charge a service fee
                    for wiring funds.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
By             o    In certain circumstances, employees and retirees of The Bank
Direct              of New York and its affiliates may purchase Fund shares by
Deposit             having payments automatically deposited into their specific
                    Fund account.

               o    Call 1-800-4BNY-FND (1-800-426-9363) for details.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
METHOD OF
PURCHASE            FOR ADDITIONAL INVESTMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
By             o    Make check payable to the specific Fund and send to: BNY
Check               Hamilton Funds, Inc., P.O. Box 806, Newark, New Jersey
                    07101-0806. If possible, please include the tear-off payment stub that accompanies a Fund's confirmation statement.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
By             o    Have your bank wire federal funds according to the
Federal             instructions on the previous page, except the wire should
Funds               state that it is an additional investment.
Wire
--------------------------------------------------------------------------------

                                       24

--------------------------------------------------------------------------------
               o    Please include your account number.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
By             o    You may arrange, through the Automatic Investment Program,
Automatic           for purchases of Fund shares (minimum of $100) by direct
Investment          debit from your account at any domestic financial
Program             institution that is an Automated Clearing House member.

               o To elect this feature, please complete Section 7 on the new account application.

               o    See "Purchase of Shares - Automatic Investment Program" or
                    Call 1-800-4BNY-FND (1-800-426-9363) for further details on this investment option.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
By             o    The procedure is identical to "By Federal Funds Wire" above.
Bank Wire
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
By             o    Call 1-800-4BNY-FND (1-800-426-9363) for details.
Direct
Deposit        o    Additional purchases will be processed in accordance with
                    your instructions.
--------------------------------------------------------------------------------





Automatic Investment Program. You may arrange, through the Automatic Investment Program, for systematic investments in your Fund account(s) in amounts of $100 or more by directly debiting your account at the financial institution designated by you on the new account application. At your option, your checking, NOW or bank money market account designated by you will be debited in the specified amount, and Investor Shares will be purchased, once a month, on either the first or fifteenth day, or twice a month on both days. Only accounts maintained at a domestic financial institution which permits automatic withdrawals and is an Automated Clearing House member are eligible.



The Automatic Investment Program enables shareholders to invest a fixed dollar amount at predetermined intervals, an investment strategy known as "dollar cost averaging". By applying this technique consistently over time, investors usually purchase more shares during periods of low share prices and fewer shares as share prices increase. You may also implement dollar cost averaging on your own initiative or through other entities.



To be effective, dollar cost averaging should be carried out consistently for a sustained period of time. You should understand, however, that purchases made through the Automatic Investment Program will be made by the Fund without regard to share price on the day of investment or to market trends. In addition, while you may find dollar cost averaging to be beneficial, it will not prevent a loss if you ultimately redeem your shares at a price that is lower than their purchase price.

You may cancel this privilege or change the amount of purchase at any time by mailing written notification to:


                               BNY Hamilton Funds
                                P. O. Box 163310
                             Columbus, OH 43216-3310



Notification will be effective seven days following receipt. The Fund may modify or terminate this privilege at any time or charge a service fee, although no such fee currently is contemplated.





Other Purchase Information. Investors may purchase Investor Shares of any Equity Fund, Fixed Income Fund, or Tax-Exempt Fund or Hamilton Classic Shares of BNY Hamilton Money Fund offered by BNY Hamilton Funds, Inc. (except for BNY Hamilton Intermediate New York Tax-Exempt Fund and BNY Hamilton Intermediate Tax-Exempt
Fund), or a combination of Funds, in increments of 10% through an individual retirement account made available by BNY Hamilton Funds, Inc., as described in the Minimum Investment Required table earlier in this section. Please refer to a "BNY Hamilton Funds Individual Retirement Account" kit for details. Investors are also advised to consult with their own legal counsel or tax adviser regarding these investments.





In the interest of economy and convenience and because of its operating procedures, a Fund will not issue certificates representing ownership of either class of its shares. All shares purchased will be confirmed to you and credited to your account on the specific Fund's books maintained by the transfer agent. You will have the same rights and ownership with respect to such shares as if certificates had been issued.




To assure that checks are collected by a Fund, withdrawals of investments made by check will not be permitted until payment for the purchase has been received, which may take up to ten (10) Business Days after the date of purchase. A Fund will charge a $15.00 processing fee for checks returned unpaid. This charge may be deducted from the account of the investor that requested the purchase. In addition, you may be prohibited or restricted from making future purchases in any Fund offered by BNY Hamilton Funds, Inc.



Investors may also invest in any Fund offered by BNY Hamilton Funds, Inc. by purchasing shares through registered broker-dealers, which are required to effect the transaction at the net asset value next determined after receipt of the order by the broker-dealer and are required to transmit such orders promptly to the specific Fund. Broker-dealers who make purchases for their customers may charge a fee for such services.


Federal regulations require that investors provide a social security or taxpayer identification number upon opening or re-opening an account. Investors should refer to the New Account Application for further information about this requirement.

================================================================================
REDEMPTION OF SHARES

To redeem Institutional Shares in any Fund, contact your Bank of New York representative for details.



Investors may withdraw all or any portion of the Investor Shares in their account at any time by redeeming such shares. Investors should be aware that, unlike a savings account, a redemption in any of the Funds is a taxable event. Consult your tax adviser for the potential tax situations that may arise as a result of a redemption of shares.



Method of Redemption. A Fund will redeem Investor Shares at the next determined net asset value per share. A Fund's net asset value per Investor Share will be determined on each Business Day at 4:00 p.m. (Eastern time). The value of the shares redeemed may be more or less than their original cost, depending upon a Fund's then-current net asset value.



--------------------------------------------------------------------------------
By             o    Send your request to: BNY Hamilton Funds, P. O. Box 163310,
Mail                Columbus, Ohio 43216-3310. (Be sure to include the name of the specific Fund and your account number.)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
By             o    This option must have previously been elected. Call the
Telephone(1)        specific Fund and request that the redemption proceeds be
                    mailed to the address listed in the specific Fund's account records or wired to the investor's bank as listed in the
                    specific Fund's records.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
By             o    Your account must have a value of $10,000 or more.
Systematic
Withdrawal     o    The record owner of shares may request a declining balance withdrawal, a fixed dollar withdrawal, a fixed share
                    withdrawal, or a fixed percentage withdrawal (based on the current value of shares in the account) on a monthly,
                    quarterly, semi-annual or annual basis.

               o    Further information about establishing a Systematic
                    Withdrawal Plan may be obtained by calling 1-800-4BNY-FND
                    (1-800-426-9363).
--------------------------------------------------------------------------------

                                       27

--------------------------------------------------------------------------------
By             o    Redemption checks may be made payable to the order of any
Draft               person in the amount of $500 or more.

               o Redemption checks are free, but the transfer agent will impose a fee for stopping payment of a redemption check at your request or if the transfer agent cannot honor the redemption check because of insufficient funds or any other valid reason.

               o    Shares for which certificates have been issued may not be
                    redeemed by redemption check.
--------------------------------------------------------------------------------


(1) In times of drastic market conditions, the telephone redemption option may be difficult to implement. If you experience difficulty in making a telephone redemption, you may make your request by regular mail or express mail and it will be implemented at the net asset value per share next determined after the request is received.





Each Fund will redeem its Investor Shares at the net asset value next determined after the request is received in good order. "Good order" means that the request to redeem Investor Shares includes the following documentation: (i) a letter of instruction or a stock assignment containing the account number and taxpayer identification number(s) of the shareholder(s), specifying the number of shares or dollar amount to be redeemed and signed by all registered owners of the shares in the exact names in which they are registered; (ii) any required signature guarantees, see Further Redemption Information below; and (iii) other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit-sharing plans and other organizations. The Funds may adopt certain procedures as described in "Redemption of Shares" in the Statement of Additional Information to verify information provided with a redemption request. Shareholders who are uncertain of the requirements for redemption should consult with a BNY Hamilton Funds, Inc. representative by calling 1-800-952-6276.



Discretionary Redemption by a Fund. If the value of a shareholder's holdings falls below $500 because of a redemption of Investor Shares, the shareholder's remaining shares may be involuntarily redeemed after 60 days' written notice, unless the value of the account is increased to $500 or more.



Further Redemption Information. Normally, a Fund will make payment for all Investor Shares redeemed under these procedures within one Business Day of receipt of the request, but in no event will payment be made more than seven days after receipt of a redemption request in good order. At various times, the Funds may be requested to redeem Investor Shares for which it has not yet received good payment. In such circumstances, the Funds may delay the forwarding of proceeds for up to 15 days or more until payment has been collected for the purchase of such Investor Shares. A Fund reserves the right to suspend redemption or postpone the date of redemption at times when the New York Stock Exchange is closed or when trading on the Exchange is restricted, under certain emergency circumstances and during periods when such suspension is permitted by the Securities and Exchange Commission. See the Statement of Additional Information; "Redemption of Shares -- Further Redemption Information".



To change the address listed in a specific Fund's account records or the name of the commercial bank or account designated to receive redemption proceeds, an investor must send a written request to: BNY Hamilton Funds, P. O. Box 163310, Columbus, Ohio 43216-3310. Such requests must be signed by each shareholder, and, for requests to change the bank or account designated to receive redemption proceeds, each signature must be guaranteed.


================================================================================
EXCHANGE OF SHARES


Shareholders purchasing shares directly from the Funds may exchange those shares at the current net asset per share for other BNY Hamilton Funds which have a similar class of shares, in accordance with the terms of the current prospectus of the Fund being acquired, without charge. An exchange may be made so long as the shares to be exchanged have a value of at least $500. Accordingly, when establishing a new account by exchange, shares of the Fund being exchanged must have a value at least equal to the minimum initial investment required by the Fund into which the exchange is being made (currently $2,000 for all shares available to retail investors for each Fund in BNY Hamilton Funds, Inc.). Shares will be exchanged on the basis of relative net asset value per share.



Exchanges are in effect redemptions from one Fund and purchases of another Fund and the usual purchase and redemption procedures and requirements are applicable to exchanges. See "Purchase of Shares" and "Redemption of Shares". Before making any exchange, investors are advised to review the sections of this Prospectus pertaining to the specific Fund or the appropriate sections of the prospectuses for the other Funds in BNY Hamilton Funds, Inc.



Since an exchange is essentially a redemption from a specific Fund, shareholders who exchange shares in any of the Funds for shares in any of the other Funds may recognize a capital gain or loss for tax purposes. The Funds reserve the right to discontinue, alter or limit the exchange privilege at any time. At least 60 days' notice will be given to shareholders of any material modification or termination. The exchange privilege will be honored only in those states where such exchanges are legally permissible.


================================================================================
DIVIDENDS AND DISTRIBUTIONS


The net investment income for each class of each Fund's shares will be declared as dividends daily and paid monthly within five (5) Business Days after the end of the month. Dividends and distributions will be payable to shareholders of record at the time of declaration. The Directors may revise a Fund's dividend policy without action by the shareholders.

The net investment income of each class of each Fund for each Business Day will be determined immediately prior to the determination of net asset value. Net investment income for other days will be determined on the prior Business Day. Shares of each class of a Fund will begin earning dividends on the next Business Day after the date of the investment. See "Purchase of Shares" and "Redemption of Shares".



Each of the Funds will distribute substantially all of any taxable net long-term gains realized on investments to shareholders at least annually in accordance with requirements under the Tax Code, and other applicable statutory and regulatory requirements.



Dividend and Gain Distribution Options. Each Fund will pay dividends and gain distributions, if any, in accordance with the current option on each shareholder's account. If a shareholder does not select a dividend and gain option, dividends and gains will be paid in additional shares. Shareholders may choose to receive dividends in cash and any gain distributions in shares or receive both dividends and any gain distributions in cash. A shareholder can change the option selected on his or her account by notifying the transfer agent in writing at least five (5) Business Days prior to a dividend or gain distribution payment date. In the event that a shareholder redeems all shares in an account between the record date and the payable date, the value of the gain distributions declared and payable will be paid in cash regardless of the existing election.



If you elect to receive distributions in cash and checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in the respective Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the respective Fund at the per share net asset value determined as of the date of cancellation.


================================================================================
NET ASSET VALUE


Net asset value per share for each class of shares of each Fund will be determined by subtracting from the value of a Fund's total assets attributable to that class the amount of its liabilities attributable to that class, and dividing the remainder by the number of its outstanding shares of that class and rounding to the nearest one cent. Expenses, including the fees payable to the Adviser and the Administrator, are accrued daily. See "Net Asset Value" in the Statement of Additional Information for more information on valuation of portfolio securities for each Fund.




Each Fund computes the net asset value of each class of its respective shares once daily on Monday through Friday, except that net asset value of a particular class will not be computed on any day in which no orders to purchase or redeem shares of that class have been received or on the holidays listed under "Net Asset Value" in the Statement of Additional Information. Each Fund computes net asset value as of the close of regular trading of the New York Stock Exchange (normally 4:00 P.M., Eastern time).

================================================================================
ORGANIZATION


BNY Hamilton Funds, Inc. is an open-end management investment company that was organized as a Maryland corporation on May 1, 1992. The Articles of Incorporation of BNY Hamilton Funds, Inc. currently permit the company to issue 20,000,000,000 shares of common stock, par value $.001 per share, which have been allocated among the Funds described in this Prospectus as follows:



                                                    Number of Shares of
              Fund                                Common Stock Authorized
--------------------------------------------------------------------------------
Intermediate New York Tax-Exempt Fund
     Institutional Shares.......................        200,000,000
     Investor Shares............................        200,000,000

Intermediate Tax-Exempt Fund
     Institutional Shares.......................        200,000,000
     Investor Shares............................        200,000,000



The Directors may increase the number of shares each Fund is authorized to issue without the approval of shareholders. The Directors also have the power to designate one or more series or classes of shares of common stock and to classify and reclassify any unissued shares with respect to such series of classes.



Shareholders of each series of BNY Hamilton Funds, Inc. are entitled to one vote for each share and to the appropriate fractional vote for each fractional share. There is no cumulative voting and no Funds' shares have any preemptive or conversion rights. All shareholders will vote together as a single class on matters affecting the Funds generally, including matters relating to each Fund's investment advisory agreement, investment objective and fundamental investment restrictions. Shareholders of a particular Fund, or of a particular class of each Fund, will vote separately on any matters relating only to that Fund or class, as appropriate. For example, to the extent shareholder votes are necessary, holders of Investor Shares will vote separately on matters relating to the class' distribution plan under Rule 12b-1. Shares offered hereby must be fully paid upon issuance and thereafter will be non-assessable by BNY Hamilton Funds, Inc., and the specific Fund to which they belong. None of the series of BNY Hamilton Funds, Inc. intends to hold meetings of shareholders annually. The Directors may call meetings of shareholders for action by shareholder vote as may be required by the 1940 Act, the Articles of Incorporation or Bylaws of BNY Hamilton Funds, Inc.



BNY Hamilton Funds, Inc., if requested to do so by the holders of at least 10% of the shares of all series aggregated as a class, will call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and will assist in communications with other shareholders as required by Section 16(c) of the 1940 Act. For further organization information, including certain shareholder rights, see "Description of Shares" in the Statement of Additional Information.


================================================================================
TAXES


The following discussion of federal tax consequences is based on United States tax laws in effect on the date of this Prospectus. These laws and regulations are subject to change by legislative, judicial or administrative action. Investors are urged to consult their own tax advisors with respect to specific questions as to federal taxes and with respect to the applicability of state, local or foreign taxes. See "Taxes" in the Statement of Additional Information. Annual statements as to the federal tax status of distributions, and as to the portion of each Fund's distribution that is attributable to interest that is exempt from state and local income tax, if applicable, will be mailed to shareholders shortly after the end of the taxable year.



Federal Income Taxes. Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Tax Code. As a regulated investment company, each Fund will not be subject to federal income taxes on the net investment income and capital gains distributed to shareholders, provided that it distributes annually at least 90% of its net investment income and realized net short-term capital gains in excess of net long-term capital losses.





Each Fund intends to meet the requirements of the Tax Code so that distributions of net interest income on obligations that are exempt from federal income tax and held by the specific Fund when distributed to shareholders, and designated by the specific Fund as "exempt-interest dividends", will be exempt from federal income tax in the hands of shareholders.



Distributions of taxable net investment income and realized net short-term capital gains in excess of net long-term capital losses will be taxable to shareholders of a Fund as ordinary income, whether such distributions are taken in cash or reinvested in additional shares. Such distributions will not be eligible for the dividends-received deduction.

Distributions of net long-term capital gains in excess of net short-term capital losses will be taxable to shareholders as long-term capital gains regardless of how long a shareholder has held the shares and regardless of whether taken in cash or reinvested in additional shares.



Shareholders are urged to consult their tax advisers concerning the effect of federal income taxes in their individual circumstances. Under the Tax Code, interest on indebtedness incurred or continued to purchase or carry shares will not be deductible to the extent that the interest relates to exempt-interest dividends received by the shareholder. In addition, persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by industrial development bonds or private activity bonds should consult their tax advisers before purchasing shares of a Fund.



A portion of the exempt-interest dividends by a Fund may be treated as a preference item for purposes of the federal alternative minimum tax. Moreover, exempt-interest dividends paid to a corporate shareholder by a Fund (whether or not from interest on private activity bonds) will be taken into account in determining its federal alternative minimum tax and certain other taxes.



Unless a shareholder includes its taxpayer identification number (social security number for individuals) on the Account Application and certifies that it is not subject to backup withholding, a Fund may be required to withhold and remit to the U.S. Treasury 31% of taxable distributions and other reportable payments to the shareholder. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, a Fund may be fined up to $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to any uncertified account in any year, a corresponding charge may be made against that account.



New York State and New York City Taxes. Shareholders who are generally subject to New York State and New York City personal income tax on dividends will not be subject to such taxes on distributions from the Intermediate New York Tax-Exempt Fund to the extent that such distributions qualify as exempt-interest dividends that are attributable to federally tax-exempt obligations of the State of New York, its subdivisions, agencies and instrumentalities (as well as certain other federally tax-exempt obligations the interest on which is exempt from New York State and New York City personal income taxes, such as, for example, certain obligations of Puerto Rico). To the extent that the Intermediate New York Tax-Exempt Fund's distributions are derived from other income, including long-term or short-term capital gains, such distributions will not be exempt from New York State or New York City personal income taxes.


Dividends of the Intermediate New York Tax-Exempt Fund are not excluded in determining New York State and New York City franchise taxes on corporations and financial institutions.

Except during temporary defensive periods, the Intermediate New York Tax-Exempt Fund will retain at least 80% of the value of its net assets in debt obligations which are exempt from federal income tax and New York State and New York City personal income taxes.

================================================================================
ADDITIONAL INFORMATION


The Funds will send to their shareholders annual and semi-annual reports. The financial statements appearing in the annual reports will be audited by independent auditors. Shareholders will also receive confirmations of each purchase and redemption and monthly statements, reflecting all account activity, including dividends reinvested in additional shares or credited as cash. Written inquiries about the Funds should be sent to BNY Hamilton Funds, P. O. Box 163310, Columbus, Ohio 43216-3310.

A Fund may make historical performance information available and may advertise total return and 30-day yield as those terms are defined in the Statement of Additional Information under "Performance Data". All performance figures will be based on historical earnings and are not intended to indicate future performance. Performance information may be obtained by calling the Distributor at 1-800-4BNY-FND (1-800-426-9363).

APPENDIX A

                           TAX-FREE vs. TAXABLE INCOME
                   A COMPARISON OF TAXABLE AND TAX-FREE YIELDS
                          FOR NEW YORK STATE RESIDENTS

                             NEW YORK STATE RESIDENT

                                                                                 Tax-Free Yields
                                                  Combined      --------------------------------------------------------------------
Single Return           Joint Return              Effective     4%       4.5%        5%        5.5%        6%        6.5%        7%
-------------           ------------              ---------     --       ----        --        ----        --        ----        --
                                                                             TAXABLE EQUIVALENT YIELDS
                                                  ----------------------------------------------------------------------------------
                        $0  -  41,200               20.82      5.05      5.68      6.31        6.95       7.58       8.21      8.84
$0  -  24,650                                       20.82      5.05      5.68      6.31        6.95       7.58       8.21      8.84
                        $41,201  -  99,600          32.93      5.96      6.71      7.45        8.20       8.95       9.69     10.44
$24,651  -  59,750                                  32.93      5.96      6.71      7.45        8.20       8.95       9.69     10.44
                        $99,601  -  151,750         35.73      6.22      7.00      7.78        8.56       9.34      10.11     10.89
$59,751  -  124,650                                 35.73      6.22      7.00      7.78        8.56       9.34      10.11     10.89
                        $151,751  -  271,050        40.38      6.71      7.55      8.39        9.23      10.06      10.90     11.74
$124,651  -  271,050                                40.38      6.71      7.55      8.39        9.23      10.06      10.90     11.74
                        $271,051  -                 43.74      7.11      8.00      8.89        9.78      10.66      11.55     12.44
$271,051  -                                         43.74      7.11      8.00      8.89        9.78      10.66      11.55     12.44



To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. These tables incorporate current federal and applicable State income tax rates for 1997 and assume that all income would otherwise be taxable at the investor's highest tax rates. Yield figures are only provided as examples.


Based upon net amount subject to federal income tax after itemized deductions and exemptions. These tables do not reflect other possible tax factors such as the alternative minimum tax, additional itemized deductions other than the New York State income tax, personal exemptions, the phase out of exemptions and/or itemized deductions and the possible partial disallowance of deductions. Consequently, investors are urged to consult their own tax advisers in this regard.

Appendix B



The following chart shows the comparison of the predecessor of BNY Hamilton Intermediate Tax-Exempt Fund and a comparable index.



                                         BNY HAMILTON         LEHMAN BROTHERS
                                         INTERMEDIATE           SEVEN YEAR
                                        TAX-EXEMPT FUND         BOND INDEX
                                        ---------------         ----------



Average annual total return after one       3.68%                  4.58%
year



Average annual total return after five      5.28%                  6.72%
years



Average annual total return after ten       5.95%                  7.54%
years



(The above information appears in the printed prospectus in bar chart form.)



The performance results presented above are those of Bank of New York CTF Intermediate Tax-Exempt Fund, a private trust fund advised by The Bank of New York. These are not performance results of any class of BNY Hamilton Intermediate Tax-Exempt Fund, and should not be interpreted as indicative of the future performance of the Intermediate Tax-Exempt Fund.



The Bank of New York CTF Intermediate Tax-Exempt Fund's investment objective, policies and strategies are substantially similar to those of the Intermediate Tax-Exempt Fund, although, unlike the Intermediate Tax-Exempt Fund, the Bank of New York CTF Intermediate Tax-Exempt Fund is not subject to certain investment limitations, diversification requirements and other restrictions imposed by law upon mutual funds, which, if applicable to the Bank of New York CTF Intermediate Tax-Exempt Fund, may have adversely affected performance.



The Bank of New York CTF Intermediate Tax-Exempt Fund's performance results reflect reinvestment of dividends. In addition, because the Bank of New York CTF Intermediate Tax-Exempt Fund is not subject to advisory or administrative expenses usually associated with mutual funds, the performance results have been adjusted to reflect the deduction of the aggregate advisory, administrative and other expenses described in this prospectus as being applicable to Investor Shares of BNY Hamilton Intermediate Tax-Exempt Fund. Performance shown conforms to the standards established by the Association for Investment Management and Research.

The Lehman Brothers Seven Year Bond Index is an unmanaged index generally considered representative of the Intermediate Municipal Bond Market. The Index does not take into account fees and expenses.



Performance for the Intermediate New York Tax-Exempt Fund can be found in its Annual Report to Shareholders, available from the Fund's
Distributor upon request and without charge.

                            BNY HAMILTON FUNDS, INC.
                       Statement of Additional Information


                             BNY Hamilton Money Fund
                        BNY Hamilton Treasury Money Fund
                         BNY Hamilton Equity Income Fund
                       BNY Hamilton Large Cap Growth Fund
                       BNY Hamilton Small Cap Growth Fund
                     BNY Hamilton International Equity Fund
                    BNY Hamilton Intermediate Government Fund
                 BNY Hamilton Intermediate Investment Grade Fund
               BNY Hamilton Intermediate New York Tax-Exempt Fund
                    BNY Hamilton Intermediate Tax-Exempt Fund



                                 March 31, 1997




THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, BUT CONTAINS ADDITIONAL INFORMATION ABOUT THE FUNDS LISTED ABOVE WHICH SHOULD BE READ IN CONJUNCTION WITH THE RELEVANT PROSPECTUS, EACH DATED MARCH 31, 1997, AS SUPPLEMENTED FROM TIME TO TIME, WHICH MAY BE OBTAINED UPON REQUEST FROM BNY HAMILTON DISTRIBUTORS, INC., 125 WEST 55TH STREET, NEW YORK, NEW YORK 10019
ATTENTION: BNY HAMILTON FUNDS, INC., 1-800-426-9363.

                                Table of Contents


                                      Page                  Cross-Reference to Page in Prospectus
                                     ------     ------------------------------------------------------------

                                                   Money                            Fixed            Tax-
                                                  Market           Equity          Income           Exempt
                                                   Funds            Funds           Funds            Funds
                                                Prospectus       Prospectus      Prospectus       Prospectus
                                                ----------       ----------      ----------       ----------
General..........................       2

Investment Objectives
   and Policies..................       2             8                6               6                6

Investment Restrictions..........      27            12               16              15               17

Directors and Officers...........      35            13               17              15               18

Investment Adviser...............      38            13               17              16               18

Administrator....................      39            13               17              16               19

Distributor......................      41            14               18              17               19

Fee Waivers......................                    17               20              19               22

Fund, Shareholder
   and Other Services............      42            14               19              18               21

Purchase of Shares...............      43         17-22               21              21               22

Redemption of Shares.............      43         17-24               26              25               27

Exchange of Shares...............      44            25               27              27               29

Dividends and Distributions......      44            26               28              28               29

Net Asset Value..................      45            26               29              29               30

Performance Data.................      47

Portfolio Transactions
   and Brokerage.................      50

Description of Shares............      53            27               29              29               31


Taxes............................      55            28               30              30               32

Special Considerations
   Relating to Investments in New
   York Municipal Obligations....      60                                                               8

Additional Information...........      72            29               31              31               33

Appendix A  -  Description of
   Securities Ratings............      74


================================================================================
GENERAL

BNY Hamilton Funds, Inc. is an open-end investment company, currently consisting of ten series: BNY Hamilton Money Fund, BNY Hamilton Treasury Money Fund, BNY Hamilton Equity Income Fund, BNY Hamilton Large Cap Growth Fund, BNY Hamilton Small Cap Growth Fund, BNY Hamilton International Equity Fund, BNY Hamilton Intermediate Government Fund, BNY Hamilton Intermediate Investment Grade Fund, BNY Hamilton Intermediate New York Tax-Exempt Fund and BNY Hamilton Tax-Exempt Fund (individually, a "Fund" and collectively, the "Funds"). The Bank of New York (the "Adviser") will serve as investment adviser to each of the Funds. This Statement of Additional Information provides additional information with respect to the Funds and should be read in conjunction with the current Prospectus relating to each Fund. The Funds' executive offices are located at 3435 Stelzer Road, Columbus, Ohio 43219-3035.



================================================================================
INVESTMENT OBJECTIVES AND POLICIES

BNY Hamilton Money Fund (the "Money Fund") is designed to be an economical and convenient means of making substantial investments in money market instruments. The Fund's investment objective is to earn as high a level of current income as is consistent with preservation of capital and maintenance of liquidity by investing in high quality money market instruments. The Fund will attempt to accomplish this objective by maintaining a dollar-weighted average portfolio maturity of not more than 90 days and by investing in United States dollar-denominated securities described in the Prospectus for BNY Hamilton Money Market Funds and in this Statement of Additional Information that meet certain rating criteria, present minimal credit risks and have remaining maturities of 397 days or less. See "Quality and Diversification Requirements".



BNY Hamilton Treasury Money Fund (the "Treasury Money Fund") is designed to be an economical and convenient means of investing in securities issued or guaranteed by the United States Government and in securities fully collateralized by issues of the United States Government. The Fund's investment objective is to earn as high a level of current income as is consistent with preservation of capital and maintenance of liquidity by investing solely in short-term obligations of the United States Treasury and repurchase agreements fully collateralized by obligations of the United States Treasury. The Fund will only invest in money market securities issued or guaranteed by the U.S. Government, including but not limited to securities subject to repurchase agreements secured by U.S. Government obligations. Securities issued or guaranteed by the U.S. Government include U.S. Treasury securities which differ in their interest rates, maturities, and times of issuance. In accordance with Rule 2a-7 under the Investment Company Act of 1940, the Fund will maintain a dollar-weighted average maturity of 90 days or less and will only purchase securities having remaining maturity of 397 days or less. See "Quality and Diversification Requirements".

BNY Hamilton Equity Income Fund (the "Equity Income Fund") is designed for conservative investors who are interested in participating in the equity markets while receiving current income greater than the yield of the Standard & Poor's 500 Index. The Fund's investment objectives are to provide long-term capital appreciation greater than the appreciation of, and yield greater than the yield of, the Standard & Poor's 500 Index. Equal emphasis is placed on attaining income and capital appreciation. The Fund will invest primarily in common stock and convertible securities of domestic and foreign corporations. In connection with its investment objectives, the Fund seeks to achieve capital appreciation in excess of the market average represented by the Standard & Poor's 500 Index. During periods of rapid market capital appreciation, the effect of the Fund's dual investment objectives will likely be that the net asset value of the Fund will not rise as rapidly as the market generally. Conversely, during periods of rapid market depreciation, the Fund's net asset value would not be expected to decline as rapidly as the market.


BNY Hamilton Large Cap Growth Fund (the "Large Cap Growth Fund") is designed as an economical and convenient means of investing primarily in the stocks of domestic and foreign institutions. The Fund's investment objective is to provide long-term capital appreciation by investing primarily in common stocks and securities convertible to common stocks; current income is a secondary objective. During times of adverse market and/or economic conditions the Fund may invest in securities with a high enough yield to offer possible resistance to downward market and/or economic pressure. In selecting securities for the Fund, a focus will be given to securities of corporations perceived to have a relatively high potential for growth of earnings and/or revenues. In normal circumstances the Fund will invest at least 65% of its assets in such equity securities.



BNY Hamilton Small Cap Growth Fund (the "Small Cap Growth Fund") is designed for investors who are interested in obtaining capital growth by investing in stocks of smaller corporations. The Small Cap Growth Fund's investment objective is to achieve long-term capital appreciation by investing primarily in equity securities of small to medium size domestic and foreign corporations. In selecting securities for the Small Cap Growth Fund a focus will be given to securities of corporations perceived as having potential for rapid growth in earnings or revenues due to expanded operations, new products, new technologies, new channels of distribution, revitalized management, general industry condition or other similar advantageous circumstances. Current income will not be a consideration. The Fund currently considers small to medium size corporations to be those with market capitalization of $1.5 billion or less. In normal circumstances the Small Cap Growth Fund will invest at least 65% of the value of its total assets in such equity securities.




BNY Hamilton International Equity Fund (the "International Equity Fund") is designed for more aggressive investors who wish to participate in foreign markets. The Fund's investment objective is to provide long-term capital appreciation through investing primarily in equity securities of non-U.S. issuers. In normal circumstances, the Fund will invest in securities principally traded in countries outside the United States. The Fund may at any time include American Depository Receipts which are United States securities representing foreign securities that are deposited with foreign custodians or foreign branches of U.S. commercial banks; American Depository Receipts are traded in U.S. dollars on national exchanges and in over-the-counter markets. At any given time the Fund may invest 50% of its assets in the securities principally traded in any one country, although the Fund will ordinarily invest at least 65% of its net assets in at least three (3) countries.



BNY Hamilton Intermediate Government Fund (the "Intermediate Government Fund") is designed for conservative bond investors looking for a relatively stable, high quality investment. See "Quality and Diversification Requirements". The Fund's investment objective is to earn as high a level of current income as is consistent with the preservation of capital, moderate stability in net asset value and minimal credit risk. The Fund will invest in obligations issued or guaranteed by the United States Government and backed by the full faith and credit of the United States. The Fund may also invest in obligations issued or guaranteed by United States Government agencies or instrumentalities, where the Fund must look principally to the issuing or guaranteeing agency for ultimate repayment. The Fund may purchase or sell financial futures contracts and options in an effort to reduce the volatility of its portfolio, moderate market risk and minimize fluctuations in net asset value. For a discussion of these investments, see "Hedging Activities".



BNY Hamilton Intermediate Investment Grade Fund (the "Intermediate Investment Grade Fund") is designed for bond investors who wish to invest in debt obligations of both domestic and foreign corporations and governments. The Intermediate Investment Grade Fund's investment objective is to earn as high a level of current income as is consistent with preservation of capital, moderate stability in net asset value and maintenance of liquidity. In an effort to attain its investment objective, the Fund will invest primarily in debt obligations of domestic corporations, foreign corporations and foreign governments, as well as obligations issued or guaranteed by the United States Government and its agencies and instrumentalities. The debt securities the Fund invests in will have ratings of at least investment grade quality, which would be a rating no lower than BBB by Standard & Poor's Ratings Group ("S&P") and Baa by Moody's Investors Services, Inc. ("Moody's"), or, if not rated, such determined by the Adviser. In normal circumstances, the Fund will invest at least 65% of its net assets in debt obligations of the above-mentioned entities, but may at any time as determined appropriate by the Adviser invest a substantial portion of the net assets in cash or cash equivalents.



BNY Hamilton Intermediate New York Tax-Exempt Fund (the "Intermediate New York Tax-Exempt Fund") is designed to be an economical and convenient means of making substantial investments in debt obligations that are exempt from federal, New York State and New York City income tax. The Fund's investment objective is to provide investors with income that is exempt from federal, New York State and New York City income taxes while maintaining relative stability of principal. The Fund will invest primarily in bonds issued by the State of New York and its political subdivisions and by Puerto Rico and its political subdivisions. During normal market conditions, the Adviser will attempt to invest 100%, and as a fundamental policy at least 80%, of the Fund's total assets in bonds and notes that are exempt from federal, New York State and New York City income taxes. There may be occasions, due to market conditions or supply limitations, when such securities are not available. In these situations, the Adviser may invest in other fixed income securities that may be subject to federal, New York State or New York City income taxes. Such investments would be considered temporary. The Adviser will invest a portion of the Fund's assets in short-term investments to provide liquidity. Investments in short-term investments may be increased for defensive purposes if, in the opinion of the Adviser, market conditions so warrant. The Fund seeks to maintain a current yield that is greater than that obtainable from a portfolio of short-term tax-exempt obligations, subject to certain quality restrictions. See "Quality and Diversification Requirements". The Fund may seek to moderate market risk and minimize fluctuations in its net asset value per share through the use of financial futures contracts and options. See "Hedging Activities".



BNY Hamilton Intermediate Tax-Exempt Fund (the "Intermediate Tax-Exempt Fund") is designed to be an economical and convenient means of making substantial investments in debt obligations that are exempt from federal income tax. A portion of the income recognized by the Intermediate Tax-Exempt Fund may be exempt from state or local income tax as well; consult with your tax adviser for details. The Intermediate Tax-Exempt Fund's investment objective will be to provide income that is exempt from federal income taxes while maintaining relative stability of principal. The Fund will attempt to invest 100%, and as a fundamental policy will invest at least 80%, of its net assets in such investments. The securities purchased by the Fund will be limited to be investment grade, which means that investments cannot be rated lower than BBB by S&P and Baa by Moody's. If the securities are not rated, the investment adviser is to determine whether they are equivalent to investment grade securities at the time of purchase. At any time, as deemed appropriate by the Adviser, the Fund may hold a substantial portion of its net assets in cash. The Fund may seek to moderate market risk and minimize fluctuations in its net asset value per share through the use of financial futures and options. See "Hedging Activities".



Throughout this Statement of Additional Information, the Money Fund and the Treasury Money Fund are collectively referred to as the "Money Market Funds"; the Equity Income Fund, the Large Cap Growth Fund, the Small Cap Growth Fund, and the International Equity Fund are collectively referred to as the "Equity Funds"; the Intermediate Government Fund and the Intermediate Investment Grade Fund are collectively referred to as the "Fixed Income Funds"; and the Intermediate New York Tax-Exempt Fund and the Intermediate Tax-Exempt Fund are collectively referred to as the "Tax-Exempt Funds".


The following discussion supplements the information regarding investment objectives and policies of the respective Funds as set forth above and in their respective prospectuses.

Government and Money Market Instruments

As discussed in the Prospectuses, each Fund may invest in money market instruments to the extent consistent with its investment objectives and policies. A description of the various types of money market instruments that may be purchased by the Funds appears below. See "Quality and Diversification Requirements".

United States Government Obligations. Each of the Funds may invest in obligations issued or guaranteed by the United States Government or by its agencies or instrumentalities. Obligations issued or guaranteed by federal agencies or instrumentalities may or may not be backed by the "full faith and credit" of the United States. Securities that are backed by the full faith and credit of the United States include Treasury bills, Treasury notes, Treasury bonds, and obligations of the

Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the United States, each Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which each Fund may invest that are not backed by the full faith and credit of the United States include, but are not limited to, obligations of the Tennessee Valley Authority, the Federal National Mortgage Association and the United States Postal Service, each of which has the right to borrow from the United States Treasury to meet its obligations, and obligations of the Federal Farm Credit System and the Federal Home Loan Banks, both of whose obligations may be satisfied only by the individual credits of each issuing agency.



Foreign Government Obligations. Except for the Treasury Money Fund, each of the Funds, subject to its applicable investment policies, may also invest in short-term obligations of foreign sovereign governments or of their agencies, instrumentalities, authorities or political subdivisions. These securities may be denominated in United States dollars or, in the case of the Equity Funds and Intermediate Investment Grade Fund, in another currency. See "Foreign Investments".



Bank Obligations. Except for the Treasury Money Fund, each of the Funds, unless otherwise noted in its relevant Prospectus or below, may invest in negotiable certificates of deposit, time deposits and bankers' acceptances of (i) banks, savings and loan associations and savings banks that have more than $2 billion in total assets and are organized under the laws of the United States or any state, (ii) foreign branches of these banks or of foreign banks of equivalent size ("Euros") and (iii) United States branches of foreign banks of equivalent size ("Yankees"). The Funds will not invest in obligations for which the Adviser, or any of its affiliated persons, is the ultimate obligor or accepting bank. Each of the Funds, other than the Tax-Exempt Funds, may also invest in obligations of international banking institutions designated or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the European Investment Bank, the Inter-American Development Bank, or the World Bank).



Commercial Paper. Except for the Treasury Money Fund, each of the Funds may invest in commercial paper, including Master Notes. Master Notes are obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. Master Notes are governed by agreements between the issuer and the Adviser acting as agent, for no additional fee, in its capacity as investment adviser to the Funds and as fiduciary for other clients for whom it exercises investment discretion. The monies loaned to the borrower come from accounts maintained with or managed by the Adviser or its affiliates pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. The Adviser, acting as a fiduciary on behalf of its clients, has the right to increase or decrease the amount provided to the borrower under an obligation. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment.



Since these obligations typically provide that the interest rate is tied to the Treasury bill auction rate, the rate on Master Notes is subject to change. Repayment of Master Notes to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand which is continuously monitored by the Adviser. Since Master Notes typically are not rated by credit rating agencies, the Funds may invest in such unrated obligations only if at the time of an investment the obligation is determined by the Adviser to have a credit quality that satisfies such Fund's quality restrictions. See "Quality and Diversification Requirements". Although there is no secondary market for Master Notes, such obligations are considered by the Funds to be liquid because they are payable immediately upon demand. The Funds do not have any specific percentage limitation on investments in Master Notes.


Repurchase Agreements. Each of the Funds may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved by the Board of Directors of BNY Hamilton Funds, Inc. (the "Directors"). In a repurchase agreement, a Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price is normally in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by a Fund to the seller. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will the Funds invest in repurchase agreements for more than one year. The securities that are subject to repurchase agreements, however, may have maturity dates in excess of one year from the effective date of the repurchase agreement. The Funds will always receive securities as collateral whose market value is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Funds in each agreement plus accrued interest, and the Funds will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Funds' custodian. If the seller defaults, a Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by a fund may be delayed or limited. See "Investment Restrictions" in the Prospectuses and this Statement of Additional Information.


Corporate Bonds and Other Debt Securities



As discussed in the Prospectus for the Fixed Income Funds, the Intermediate Government Fund and Intermediate Investment Grade Fund may invest in bonds and other debt securities of domestic issuers to the extent consistent with their investment objectives and policies. A description of these investments appears in the Prospectus for the Fixed Income Funds and below. See "Quality and Diversification Requirements". For information on short-term investments in these securities, see "Money Market Instruments".


Asset-Backed Securities. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. The asset-backed securities in which a Fund may invest are subject to the Fund's overall credit requirements. Asset-backed securities in general, however, are subject to certain risks. Most of these risks are related to limited interests in applicable collateral. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt, thereby reducing the balance due. Additionally, if the letter of credit is exhausted, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized.


Mortgage-Backed Securities. Mortgage-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying mortgage obligations. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Accordingly, a Fund's ability to maintain positions in mortgage-backed securities will be affected by reductions in the principal amount of such securities resulting from such prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. A Fund's net asset value per share for each class will vary with changes in the values of its portfolio securities. To the extent that a Fund invests in mortgage-backed securities, such values will vary with changes in market interest rates generally and the differentials in yields among various kinds of mortgage-backed securities.



Tax-Exempt Obligations



As discussed in the Prospectus for the Tax-Exempt Funds, the Intermediate New York Tax-Exempt Fund and the Intermediate Tax-Exempt Fund may invest in tax-exempt obligations to the extent consistent with the Fund's investment objective and policies. A description of the various types of tax-exempt obligations that the Tax-Exempt Funds may purchase appears below. See "Quality and Diversification Requirements".


Municipal Bonds. Municipal bonds are debt obligations issued by the states,

territories and possessions of the United States and the District of Columbia, by their political subdivisions and by duly constituted authorities and corporations. For example, states, territories, possessions and municipalities may issue municipal bonds to raise funds for various public purposes such as airports, housing, hospitals, mass transportation, schools, water and sewer works. They may also issue municipal bonds to refund outstanding obligations and to meet general operating expenses. Public authorities issue municipal bonds to obtain funding for privately operated facilities, such as housing and pollution control facilities, for industrial facilities and for water supply, gas, electricity and waste disposal facilities.

Municipal bonds may be general obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from revenues derived from particular facilities, from the proceeds of a special excise tax or from other specific revenue sources. They are not usually payable from the general taxing power of a municipality.

Municipal Notes. Municipal notes are subdivided into three categories of short-term obligations: municipal notes, municipal commercial paper and municipal demand obligations.

Municipal notes are short-term obligations with a maturity at the time of issuance normally ranging up to one year. The principal types of municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, grant anticipation notes and project notes. Notes sold in anticipation of collection of taxes, a bond sale, or receipt of other revenues are usually general obligations of the issuing municipality or agency.

Municipal commercial paper typically consists of very short-term, unsecured, negotiable promissory notes that are sold to meet the seasonal working capital or interim construction financing needs of a municipality or agency. While these obligations are intended to be paid from general revenues or refinanced with long-term debt, they frequently are backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or institutions.

Municipal demand obligations are subdivided into two types: Variable Rate Demand Notes and Master Notes.

Variable Rate Demand Notes are tax-exempt municipal obligations or participation interests that provide for a periodic adjustment in the interest rate paid on the notes. They permit the holder to demand payment of the notes, or to demand purchase of the notes at a purchase price equal to the unpaid principal balance plus accrued interest, either directly by the issuer or by drawing on a bank letter of credit or guaranty issued with respect to such note. The issuer of the Variable Rate Demand Note may have a corresponding right to prepay at its discretion the outstanding principal of the note plus accrued interest upon notice comparable to that required for the holder to demand payment. The

Variable Rate Demand Notes in which each Fund may invest are payable, or are subject to purchase, on demand usually on notice of seven calendar days or less. The terms of the notes will provide that interest rates are adjustable at intervals ranging from daily to six months, and the adjustments are usually based upon the prime rate of a bank or other appropriate interest rate index specified in the respective notes.

Master Notes are tax-exempt municipal obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. The interest on such obligations is, in the opinion of counsel for the borrower, exempt from federal income tax. For a description of the attributes of Master Notes, see "Money Market Instruments" above. Although there is no secondary market for Master Notes, such obligations are considered by each Fund to be liquid because they are payable immediately upon demand. The Funds have no specific percentage limitations on investments in Master Notes.


Puts. The Tax-Exempt Funds may purchase, without limit, municipal bonds or notes together with the right to resell the bonds or notes to the seller at an agreed price or yield within a specified period prior to the maturity date of the bonds or notes. In addition, the Fixed Income Funds may purchase notes together with the rights described above. Such a right to resell is commonly known as a "put". The aggregate price for bonds or notes with puts may be higher than the price for bonds or notes without puts. Consistent with a Fund's investment objective and subject to the supervision of the Directors, the purpose of this practice is to permit a Fund to be fully invested in securities (tax-exempt securities in the case of the Tax-Exempt Funds) while preserving the necessary liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions, and to purchase at a later date securities other than those subject to the put. The principal risk of puts is that the writer of the put may default on its obligation to repurchase. The Adviser will monitor each writer's ability to meet its obligations under puts.



Puts may be purchased as a feature of the underlying bond or note, or as an independent security. When a Tax-Exempt Fund or a Fixed Income Fund purchases puts as independent securities, it may exercise the puts prior to their expiration date in order to fund obligations to purchase other securities or to meet redemption requests. These obligations may arise during periods in which proceeds from sales of Fund shares and from recent sales of portfolio securities are insufficient to meet obligations or when the funds available are otherwise allocated for investment. In addition, puts may be exercised prior to the expiration date in order to take advantage of alternative investment opportunities or in the event the Adviser revises its evaluation of the creditworthiness of the issuer of the underlying security. In determining whether to exercise puts prior to their expiration date and in selecting which puts to exercise, the Adviser will consider the amount of cash available to the

Fund, the expiration dates of the available puts, any future commitments for securities purchases, alternative investment opportunities, the desirability of retaining the underlying securities in the Fund's portfolio and the yield, quality and maturity dates of the underlying securities.



The Tax-Exempt Funds and the Fixed Income Funds will value any securities subject to puts with remaining maturities of less than 60 days by the amortized cost method. If the Intermediate New York Tax-Exempt Fund invests in municipal bonds and notes with maturities of 60 days or more that are subject to puts separate from the underlying securities, the puts and the underlying securities will be valued at fair value as determined in accordance with procedures established by the Directors. The Directors will, in connection with the determination of the value of a put, consider, among other factors, the creditworthiness of the writer of the put, the duration of the put, the dates on which or the periods during which the put may be exercised and the applicable rules and regulations of the Securities and Exchange Commission. Prior to investing in such securities, a Fund, if deemed necessary based upon the advice of counsel, will apply to the Securities and Exchange Commission for an exemptive order, which may not be granted, relating to the valuation of such securities.



Since the value of a put is partly dependent on the ability of the put writer to meet its obligation to repurchase, the policy of the Tax Exempt Funds and the Fixed Income Funds is to enter into put transactions only with securities dealers or issuers who are approved by the Adviser. Each dealer will be approved on its own merits, and it is a Fund's general policy to enter into put transactions only with those dealers that are determined to present minimal credit risks. In connection with such determination, the Directors will review regularly the Adviser's list of approved dealers, taking into consideration, among other things, the ratings, if available, of their equity and debt securities, their reputation in the securities markets, their net worth, their efficiency in consummating transactions and any collateral arrangements, such as letters of credit, securing the puts written by them. Commercial bank dealers normally will be members of the Federal Reserve System, and other dealers will be members of the National Association of Securities Dealers, Inc. or members of a national securities exchange. Other put writers will have outstanding debt rated in the highest rating categories as determined by a Nationally Recognized Statistical Rating Organization ("NRSRO"). Currently, there are six NRSROs: Moody's, S&P, Fitch Investors Services, L.P., Duff and Phelps/MCM, IBCA Limited and its affiliate, IBCA, Inc. and Thomson Bankwatch. If a put writer is not rated by an NRSRO, it must be of comparable quality in the Adviser's opinion or such put writers' obligations will be collateralized and of comparable quality in the Adviser's opinion. The Directors have directed the Adviser not to enter into put transactions with any dealer that in the judgment of the Adviser present more than a minimal credit risk. In the event that a dealer should default on its obligation to repurchase an underlying security, a Fund is unable to predict whether all or any portion of any loss sustained could subsequently be recovered from such dealer.



BNY Hamilton Funds, Inc. has been advised by counsel that the Funds should be considered the owner of the securities subject to the puts so that the interest on the securities is tax-exempt income to the Tax-Exempt Funds. Such advice of counsel is based on certain assumptions concerning the terms of the puts and the attendant circumstances.



Equity Investments



As discussed in the Prospectus for the Equity Funds, the Equity Income Fund, the Large Cap Growth Fund, the Small Cap Growth Fund and the International Equity Fund may invest in common stocks and securities convertible into common stocks to the extent consistent with its investment objective and policies. The securities in which the Equity Funds may invest include those listed on any domestic or foreign securities exchange or traded in the over-the-counter market. A discussion of the various types of equity investments which may be purchased by the Equity Funds appears in the Prospectus for the Equity Funds and below. See "Quality and Diversification Requirements".



Equity Securities. The common stock in which the Equity Funds may invest includes the common stock of any class or series of domestic or foreign corporations or any similar equity interest, such as trust or partnership interest. These investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company's capital structure.



Convertible Securities. The convertible securities in which the Equity Funds may invest include any debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time. They also entitle the holder to receive interest or dividends until the holder elects to exercise the conversion privilege.


The terms of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holders' claims on assets and earnings are subordinated to the claims of other creditors and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders' claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.


Foreign Investments



The Money Fund, the Equity Income Fund, the Large Cap Growth Fund, the Small Cap Growth Fund, the International Equity Fund and the Intermediate Investment Grade Fund may invest in certain foreign securities. The Money Fund does not expect to invest more than 65% of its total assets at the time of purchase in securities of foreign issuers. The Equity Income Fund, the Large Cap Growth Fund, the Small Cap Growth Fund and the Intermediate Investment Grade Fund do not expect to invest more than 20% of their respective total assets at the time of purchase in securities of foreign issuers. All investments of the Money Fund must be United States dollar-denominated. The Equity Income Fund, the Large Cap Growth Fund, the Small Cap Growth Fund and the Intermediate Investment Grade Fund do not expect more than 15% of their respective foreign investments to be in securities that are not either listed on a securities exchange or United States dollar-denominated. In the case of the Money Fund, any foreign commercial paper must not be subject to foreign withholding tax at the time of purchase. Foreign investments may be made directly in securities of foreign issuers or in the form of American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs"). Generally, ADRs and GDRs are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by a foreign corporation and that are designed for use in the domestic, in the case of ADRs, or global, in the case of GDRs, securities markets.



Since investments in foreign securities may involve foreign currencies, the value of a Fund's assets as measured in United States dollars may be affected by changes in currency rates and in exchange control regulations, including currency blockage. The Equity Funds may enter into forward commitments for the purchase or sale of foreign currencies in connection with the settlement of foreign securities transactions or to hedge the underlying currency exposure related to foreign investments, but they will not enter into such commitments for speculative purposes. See "Additional Investment Information" in the Prospectus for the Equity Funds.



For a description of the risks associated with investing in foreign securities, see "Additional Investment Information" in the Prospectuses for the Money Market Funds, the Equity Funds and the Fixed Income Funds. To the extent that the

Tax-Exempt Funds invest in municipal bonds and notes backed by credit support arrangements with foreign financial institutions, the risks associated with investing in foreign securities may be relevant.



Additional Investments



When-Issued and Delayed Delivery Securities. Each of the Funds may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and no interest accrues to a Fund until settlement takes place. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of its acquisition, a when-issued security may be valued at less than the purchase price. A Fund will make commitments for such when-issued transactions only when it has the intention of actually acquiring the securities. To facilitate such acquisitions, each Fund will maintain with the custodian a segregated account with liquid assets, consisting of cash, U.S. Government securities or other appropriate securities, in an amount at least equal to such commitments. On delivery dates for such transactions, each Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. It is the current policy of each Fund not to enter into when-issued commitments exceeding in the aggregate 25% of the market value of the Fund's total assets, less liabilities other than the obligations created by when-issued commitments.



Investment Company Securities. The Equity Funds, the Fixed Income Funds, and the Tax-Exempt Funds may invest in the securities of other investment companies to the extent permitted under the Investment Company Act of 1940 (the "1940 Act"). These limits require that, as determined immediately after a purchase is made,
(i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.



Reverse Repurchase Agreements. Except for the Treasury Money Fund, each of the Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. This may also be viewed as the borrowing of money by a Fund. The Funds will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Funds will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The Funds will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. A Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each Fund will establish and maintain with the Custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on the Money Fund's ability to maintain a net asset value of $1.00 per share. See "Investment Restrictions".



Loans of Portfolio Securities. The Equity Funds, the Fixed Income Funds and the Tax-Exempt Funds may lend securities if such loans are secured continuously by liquid assets consisting of cash, U.S. Government securities or other liquid, high-grade debt securities or by a letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Fund any income accruing thereon. Loans will be subject to termination by the Funds in the normal settlement time, currently three Business Days after notice, or by the borrower on one day's notice (as used herein, "Business Day" shall denote any day on which the New York Stock Exchange and the custodian are both open for business). Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and its shareholders. The Funds may pay reasonable finders' and custodial fees in connection with loans. In addition, the Funds will consider all facts and circumstances including the creditworthiness of the borrowing financial institution, and the Funds will not make any loans for terms in excess of one year. The Funds will not lend their securities to any director, officer, employee, or affiliate of BNY Hamilton Funds, Inc., or the Adviser, the

Administrator or the Distributor, unless permitted by applicable law.



Privately Placed and Certain Unregistered Securities. The Equity Funds, the Fixed Income Funds and the Tax-Exempt Funds may invest in privately placed, restricted, Rule 144A and other unregistered securities as described in their respective Prospectuses.



Quality and Diversification Requirements



Each of the Funds except the Intermediate New York Tax-Exempt Fund is each classified as a "diversified" series of a registered investment company under the 1940 Act. This means that with respect to 75% of its total assets (1) the Fund may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the United States Government, its agencies and instrumentalities, and (2) the Fund may not own more than 10% of the outstanding voting securities of any one issuer. As for the remaining 25% of each Fund's assets not subject to the limitations described above, there is no such limitation on investment of these assets under the 1940 Act, so that all of such assets may be invested in the securities of any one issuer, subject to the limitation of any applicable state securities laws, or, with respect to the Money Market Funds, as described below. Investments not subject to the limitations described above could involve an increased risk to a Fund should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.



The Intermediate New York Tax-Exempt Fund is classified as a non-diversified series of a registered investment company so that it is not limited by the 1940 Act as to the proportion of its assets that it may invest in the obligations of a single issuer. However, the Fund will comply with the diversification requirements of the Internal Revenue Code of 1986, as amended (the "Tax Code"), and has therefore adopted an investment restriction, which applies to 50% of the value of the assets of the Fund and which may not be changed without shareholder vote, prohibiting the

Fund from purchasing securities of any issuer if, as a result, more than 5% of the assets of the Fund would be invested in the securities of a single issuer. See "Investment Restrictions". The Fund also intends to comply with the diversification requirements of the Tax Code, for qualification thereunder as a regulated investment company. See "Taxes". As a nondiversified series of an investment company, the Intermediate New York Tax-Exempt Fund may be more susceptible to adverse economic, political or regulatory developments affecting a single issuer than would be the case if the Fund were a diversified company.



With respect to the Intermediate New York Tax-Exempt Fund, for purposes of diversification and concentration under the 1940 Act, identification of the issuer of municipal bonds or notes depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision is regarded as the sole issuer. Similarly, in the case of an industrial development revenue bond or pollution control revenue bond, if the bond is backed only by the assets and revenues of the non-governmental user, the non-governmental user is regarded as the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guaranty is regarded as a separate security and treated as an issue of such guarantee. Since securities issued or guaranteed by states or municipalities are not voting securities, there is no limitation on the percentage of a single issuer's securities that a Fund may own so long as it does not invest more than 5% of its total assets that are subject to the diversification limitation in the securities of such issuer, except obligations issued or guaranteed by the United States Government. Consequently, the Fund may invest in a greater percentage of the outstanding securities of a single issuer than would an investment company that invests in voting securities.
See "Investment Restrictions".



Money Market Funds. In order to attain its objective of maintaining a stable net asset value of $1.00 per share for each of its respective classes, each of the Money Market Funds will (i) limit its investment in the securities (other than U.S. Government securities) of any one issuer to no more than 5% of the Fund's assets, measured at the time of purchase, except for investments held for not more than three Business Days (subject, however, to each Fund's investment restriction No. 4 set forth under "Investment Restrictions" below); and (ii) limit investments to securities that present minimal credit risks.



In order to limit the credit risk of the Money Fund's investments, it will not purchase any security (other than a United States Government security) unless it is rated in the highest rating category assigned to short-term debt securities (so-called "first tier" securities) by at least two NRSROs such as Moody's (i.e., P-1 rating) and S&P (i.e., A-1 rating) or, if not so rated, it is determined to be of comparable quality. Determinations of comparable quality will be made in accordance with procedures established by the Directors. These standards must be satisfied at the time an investment is made. If the quality of the investment later declines, the Money Fund may continue to hold the investment, subject in certain circumstances to a finding by the Directors that disposing of the investment would not be in the Money Fund's best interest.

In addition, the Directors have adopted procedures that (i) require each Money Market Fund to maintain a dollar-weighted average portfolio maturity of not more than 90 days and to invest only in securities with a remaining maturity of 397 days or less, and (ii) require each Money Market Fund, in the event of certain downgradings of or defaults on portfolio holdings, to reassess promptly whether the security presents minimal credit risks and, in certain circumstances, to determine whether continuing to hold the security is in the best interests of each Money Market Fund.



Equity Funds. The Equity Funds may invest in convertible debt securities, for which there are no specific quality requirements. In addition, at the time the Equity Funds invest in any commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or S&P; the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-2 or better by Moody's or A-2 or better by S&P; or if no such ratings are available, the investment must be of comparable quality in the Adviser's opinion. At the time an Equity Fund invests in any other short-term debt securities, they must be rated A or higher by Moody's or S&P, or if unrated, the investment must be of comparable quality in the Adviser's opinion.



Fixed Income Funds. During normal market conditions, each of the Fixed Income Funds' portfolios will have a dollar weighted average maturity of not less than three nor more than ten years. In addition, the Intermediate Investment Grade Fund will not purchase a security with a maturity date of greater than fifteen years at the time of purchase. The Intermediate Government Fund's portfolio will, and the Intermediate Investment Grade Fund's portfolio may, include a variety of securities that are issued or guaranteed by the United States Treasury, by various agencies of the United States Government or by various instrumentalities that have been established or sponsored by the United States Government. Under normal market conditions, the Intermediate Government Fund will invest at least 65% of the value of its total assets in Government securities.



Tax-Exempt Funds. The Intermediate New York Tax-Exempt Fund invests principally in a portfolio of "high quality" and "investment grade" New York municipal bonds. The Intermediate Tax-Exempt Fund invests principally in such municipal bonds from throughout the United States. For purposes of the Intermediate New York Tax-Exempt Fund, on the date of investment (i) New York municipal bonds must be rated within the four highest ratings of Moody's, currently Aaa, Aa, A and Baa, or of S&P, currently AAA, AA, A and BBB, (ii) New York short-term municipal obligations must be rated MIG-2 or higher by Moody's or SP-1 or higher by S&P and (iii) New York tax-exempt commercial paper must be rated Prime-1 or higher by Moody's or A-1 or higher by S&P or, if not rated by either Moody's or S&P, issued by an issuer either (a) having an outstanding debt issue rated A or higher by Moody's or S&P or (b) having comparable quality in the opinion of the Adviser. Each Fund may invest in other tax-exempt securities that are not rated if, in the opinion of the Adviser, such securities are of comparable quality to securities in the rating categories discussed above. In addition, at the time a Fund invests in any commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or S&P, the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by S&P, or if no such ratings are available, the investment must be of comparable quality in the Adviser's opinion.



In determining suitability of investment in a particular unrated security, the Adviser takes into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer, and other relevant conditions, such as comparability to other issuers.



Hedging Activities



Hedging is a means of transferring risk that an investor does not desire to assume during an uncertain market environment. In the case of the Fixed Income Funds, interest rates have become increasingly volatile in recent years, and with the advent of financial futures contracts, options on financial instruments and indexes of debt securities, the Adviser believes it is now possible to reduce the effects of interest rate fluctuations.



Fixed Income Funds and Tax-Exempt Funds. The Fixed Income Funds and the Tax-Exempt Funds may (i) sell futures contracts on debt securities and indexes of debt securities and (ii) purchase or write (sell) options on such futures and options on debt securities and on indexes of debt securities. The Tax-Exempt Funds may also enter into the above-described transactions with respect to municipal debt securities and on indexes of municipal debt securities. The purpose of any such transaction is to hedge against changes in the market value of securities in the Fund's portfolio caused by fluctuating interest rates, and to close out or offset existing positions in such futures contracts or options. The Fixed Income Funds and the Tax-Exempt Funds will not engage in financial futures or options transactions for speculation, but only as a hedge against changes in the market values of securities held by the Funds and where the transactions are appropriate to reduction of risk. The Fixed Income Funds and Tax-Exempt Funds may not enter into futures contracts or related options if, immediately thereafter, the sum of the amount of initial and variation margin deposits on outstanding futures contracts and premiums paid for related options would exceed 20% of the market value of their respective total assets. In addition, the Fixed Income Funds and the Tax-Exempt Funds may not enter into futures contracts or purchase or sell related options (other than offsetting existing positions) if immediately thereafter the sum of the amount of initial margin deposits on outstanding futures contracts and premiums paid for related options would exceed 5% of the market value of their respective total assets.



Special Considerations Relating to Hedging Activities. Each of the Fixed Income Funds and the Tax-Exempt Funds may take positions in financial futures contracts and options traded on registered securities exchanges and contract markets solely as a hedge. However, for a hedge to be completely successful, the price changes of the hedging instruments should equal the price changes of the securities being hedged. To the extent the hedging instrument utilized does not involve specific securities in the portfolio, such equal price changes will not always be possible. Thus, hedging activities may not be completely successful in eliminating market value fluctuations of the portfolios. When using hedging instruments that do not specifically correlate with securities in a Fund's portfolio, the Adviser will attempt to create a very closely correlated hedge. In particular, hedging activities of the Tax-Exempt Funds based upon non-municipal debt securities or indexes may not correlate as closely to a Tax-Exempt Fund's portfolio as hedging activities based upon municipal debt securities or indexes. Nevertheless, hedging activities may be useful to the Tax-Exempt Funds, especially where closely correlated hedging activities based upon municipal securities or indexes are not available. See "Risks Associated with Futures Contracts" below. Further, the use of options rather than financial futures contracts to hedge portfolio securities may result in partial hedges because of the limits inherent in the exercise prices.



Risks in the use of futures contracts result from the possibility that changes in market interest rates may differ substantially from the changes anticipated when hedge positions were established. For example, if any of the Funds has hedged against the possibility of an increase in interest rates and instead interest rates decline, the value of the Fund's portfolio will increase, but the Fund will lose at least part of the benefit of that increased value because it will have losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements resulting from losses in its futures positions.


While the Funds will not ordinarily incur brokerage commissions on the portfolio securities that they purchase, each Fund will pay brokerage commissions on its financial futures and options transactions. The Funds will also incur premium costs for purchasing put and call options. Brokerage commissions and premium costs may tend to reduce the yield of the Funds.



Each Fund's ability to engage in hedging activities and certain portfolio transactions may be further limited by various investment restrictions of a specific Fund and certain income tax considerations. For example, the amount of assets that a specific Fund is permitted to invest in option and futures contracts is limited as described above; furthermore, the limitations on the percentage of gross income that a specific Fund may realize from transactions in these securities may restrict its ability to effect transactions in these securities. See "Taxes".


Financial Futures Contracts. Financial futures obligate the seller to deliver a specific type of security called for in the contract, at a specified future time, and for a specified price. Financial futures may be satisfied by actual delivery of the securities or by entering into an offsetting transaction. In offsetting or closing out an existing futures position, the seller of the original contract enters into a futures contract to take delivery of the same security at the same time as specified in the original futures contract.

Although financial futures contracts, by their terms, call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without making or taking delivery of the securities. Closing out is accomplished by an offsetting transaction as described above. If the price in the offsetting transaction (purchase) varies from the price in the original futures contract (sale), the seller will realize a gain or loss on the transaction. That gain or loss will tend to offset in whole or in part the unrealized loss or gain that the securities held in the Funds' portfolio have experienced, but may not always do so.

A public market exists in financial futures covering a number of debt securities, including long-term United States Treasury bonds, ten-year United States Treasury notes, Government National

Mortgage Association modified pass-through mortgage backed certificates, three-month United States Treasury bills, three-month domestic bank certificates of deposit and three-month Eurodollar certificates of deposit. A public market also exists for futures contracts on The Bond Buyer Index of forty long-term municipal bonds. In addition, other financial futures contracts may be developed and traded. The Funds may utilize any such contracts and associated put and call options for which there is an active trading market. Financial futures are traded on contract markets such as the Chicago Board of Trade and the New York Futures Exchange, which are regulated by the Commodity Futures Trading Commission, a federal agency.


When futures contracts are entered into, both buyer and seller are required, under regulations of the applicable contract market, to post good faith deposits with the brokers handling the trades or with a third party custodian as security for the performance of their promise to buy or sell securities. This deposit, the amount of which is determined by the contract market on which the futures contract is traded, is called "initial margin". Each day, the investor's account will be credited with any net gains due to favorable price movements during the day's trading of contracts. Similarly, net losses, due to unfavorable price movements during the day, will require the investor to make additional deposits to the account. These daily settlement payments are called "variation margin". Initial margin requirements are established by the contract markets and may be changed, but brokers may require their customers to maintain margins higher than those established by the contract markets.


In financial futures trading, margin does not involve any loan or borrowing. Instead, it is a good faith deposit in the case of initial margin and a daily settlement of gains and losses in the case of variation margin. Initial margin deposits are held by the broker or a third party custodian in a segregated customer account in the name of the investor, with the investor retaining all rights and claims of ownership pursuant to federal regulation. The initial margin deposits may be in the form of liquid securities such as Treasury bills or bonds, the interest on which accrues to the investor, and which are returned to the investor when it closes out a financial futures position. Variation margin calls and payments must be made in cash.


The sale of futures contracts is for the purpose of hedging a Fund's securities portfolio. For example, if interest rates were expected to increase, a Fund might sell futures contracts. If interest rates did increase, the value of the securities in the portfolio would decline. The value of a Fund's hedging instruments would increase at approximately the same rate (depending on the correlation between value in the futures markets and the prices of the Fund's portfolio securities and limits, under regulations of the applicable contract market, on the price movements per day of the hedging instrument), thereby offsetting all or part of such decline in the value of the underlying portfolio securities. A Fund could accomplish similar results by selling securities with long maturities and investing in securities with short maturities when interest rates are expected to increase or by buying securities with long maturities and selling securities with short maturities when interest rates are expected to decline, but might sacrifice some yield by so doing.



Options on Futures Contracts. The Fixed Income Funds and the Tax-Exempt Funds may also purchase put options and write call options on futures contracts that are traded on a United States exchange or board of trade and enter into closing transactions with respect to such options to terminate an existing position. The Funds may use their options on futures contracts in connection with hedging strategies. Generally, these strategies would be employed under the same market and market sector conditions in which the Funds use put and call options on debt securities. See "Options" below. The purchase of put options on futures contracts is analogous to the purchase of puts on debt securities so as to hedge a Fund's portfolio of debt securities against the risk of rising interest rates.


The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the debt securities that are deliverable upon exercise of the futures contract. If the futures price at expiration is below the exercise price, the Funds will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Funds' holdings of debt securities.


Risks Associated with Futures Contracts. There are risks associated with the use of futures contracts for hedging purposes. The price of a futures contract will vary from day to day and should parallel (but not necessarily equal) the changes in price of the underlying deliverable securities. The difference between these two price movements is called "basis". There are occasions when basis becomes distorted. For instance, in a rising interest rate environment, the increase in value of the hedging instruments may not completely offset the decline in value of the securities in the portfolio. Conversely, when interest rates decline, the loss in the hedged position may be greater than the capital appreciation that a Fund experiences in its securities positions. Distortions in basis are more likely to occur when the securities hedged are not the security subject to the futures contract or part of the index covered by the futures contract. Further, if market values do not fluctuate, a Fund will sustain a loss at least equal to the commissions on the financial futures transactions.


All investors in the futures market are subject to initial margin and variation margin requirements. Rather than providing additional variation margin, an investor may close out a futures position. Changes in the initial and variation margin requirements may influence an investor's decision to close out the position. The normal relationship between the securities and futures markets may become distorted if changing margin requirements do not reflect changes in value of the securities. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the underlying securities. In the event investors decide to make or take delivery (which is unlikely), liquidity in the futures market could be reduced, thus producing temporary basis distortion. Finally, the margin requirements in the futures market are substantially lower than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary basis distortion.

In the futures market, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions, and/or daily price fluctuation limits. Each market establishes a limit on the amount by which the daily market price of a futures contract may fluctuate. Once the market price of a futures contract reaches its daily price fluctuation limit, positions in the commodity can be neither taken nor liquidated unless traders are willing to effect trades at or within the limit. The holder of a futures contract (including a Fund) may therefore be locked into its position by an adverse price movement for several days or more, which may be to its detriment. If a Fund could not close its open position during this period it would continue to be required to make daily cash payments of variation margin. The risk of loss to a Fund is theoretically unlimited when the Fund writes (sells) an uncovered futures contract because the Fund is obligated to make delivery unless the contract is closed out, regardless of fluctuations in the price of the underlying security. When a Fund purchases a put option or call option, however, the maximum risk of loss to the Fund is the price of the put option or call option purchased. See "Options".



Options. In connection with their hedging activities, the Fixed Income Funds and the Tax-Exempt Funds may purchase put options or write (sell) call options on financial futures and debt securities.



The Fixed Income Funds and the Tax-Exempt Funds may purchase put options as a defensive measure to minimize the impact of market price declines on the value of certain of the securities in each Fund's portfolio. Each Fixed Income Fund or Tax-Exempt Fund may, in addition, write call options only to the extent necessary to neutralize a Fund's position in portfolio securities, i.e., balance changes in the market value of the portfolio securities and the changes in the market value of the call options. The Fixed Income Funds or the Tax-Exempt Funds may also purchase call options and sell put options to close out open positions.


The premium that a Fund receives from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the option period, supply and demand, and interest rates.


A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at the exercise price at any time during the option period. The Fixed Income Funds or the Tax Exempt Funds will only purchase put options on securities that, in the opinion of the Adviser, have investment characteristics similar to those of securities in each Fund's portfolio. The purchase of a put option would be intended to protect a Fund from the risk of a decline in the value of a security below the exercise price of the option. A Fund may ultimately sell the option in a closing sale transaction, exercise it or permit it to expire. Profit or loss from such a transaction will depend on whether the sale price is more or less than the premium paid to purchase the put option plus the related transaction costs.




A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at the exercise price at any time during the option period, regardless of the market price of the security. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. When a call option is written by any of the Fixed Income Funds or the Tax Exempt Funds, the Fund will make arrangements with its custodian to segregate the related portfolio securities until either the option is exercised or the Fund closes out the option as described below. A call option sold by a Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the related portfolio security or to possible continued holding of a security which might otherwise have been sold to protect against depreciation in the market price of the security.


The Fixed Income Funds and the Tax-Exempt Funds will purchase call options to close out open positions. In order to close out a position, the Fixed Income Funds and the Tax-Exempt Funds may make a "closing purchase transaction" - the purchase of a call option on the same security with the same exercise price and expiration date as the option which it has previously written on a particular security. The Fixed Income Funds and the Tax-Exempt Funds may effect a closing purchase transaction to realize a profit (or loss) if the amount paid to purchase a call option is less (or more) than the amount received from the sale thereof, to prevent an underlying security from being called or, in the case of a call option, to permit the sale of the underlying security prior to the expiration date of the option. Furthermore, effecting a closing purchase transaction in the case of a call option will permit a Fund to write another call option with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing purchase transaction prior to or concurrently with the sale of the security.



Because increases in the market price of a call option will generally reflect increases in the market price of an underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by a Fund. From time to time, the Fixed Income Funds and the Tax-Exempt Funds may purchase an underlying security in the cash market for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio, in which case additional transaction costs will be incurred.




Options written by the Fixed Income Funds and the Tax-Exempt Funds will normally have expiration dates between three and nine months from the date written. The exercise price of the options may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current market values of the underlying securities at the time the options are written. The Fixed Income Funds and the Tax-Exempt Funds may engage in buy-and-write transactions in which a Fund simultaneously purchases a security and writes a call option thereon. Where a call option is written against a security subsequent to the purchase of that security, the resulting combined position is also referred to as a buy-and-write. A buy-and-write transaction using an in-the-money call option may be utilized when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. In such a transaction, a Fund's maximum gain will be the premium received from writing the option reduced by any excess of the price paid by the Fund for the underlying security over the exercise price. Buy-and-write transactions using at-the-money call options may be utilized when it is expected that the price of the underlying security will remain at or advance moderately during the option period. In such a transaction, a Fund's gain will be equal to the premium received from writing the option. Buy-and-write transactions using out-of-the-money call options may be utilized when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In any of the foregoing situations, if the market price of the underlying security declines, the Funds may or may not realize a loss, depending on the extent to which such decline is offset by the premium received.


The Fixed Income Funds and the Tax-Exempt Funds may purchase put options to protect holdings in an underlying security against a substantial decline in market value. Such hedge protection is provided only during the life of the put option when a Fund as the holder of the put option is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized in its underlying security by the premium paid for the put option and by transaction costs.



The Fixed Income Funds and the Tax-Exempt Funds may also create the effect of a futures contract position by simultaneous purchase of a put and sale of a call option on the same security. For example, the simultaneous purchase of a put option and the sale of a call option at the same price and for the same exercise dates provide the Funds with the same hedged position as is created by the sale of a futures contract. By varying the price of the options the Funds are exposed to price changes within the range of the different option prices.




The Fixed Income Funds and the Tax-Exempt Funds will not invest more than 5% of their respective net assets in premiums on put options. See "Portfolio Transactions and Brokerage".



Index Transactions. The Fixed Income Funds and the Tax-Exempt Funds may utilize futures contracts on bond indexes (municipal bond indexes in the case of the Tax-Exempt Funds), or related put and call options on such index contracts, so long as there is an active trading market for the contracts. These contracts would be utilized as a hedge against changes in the market value of securities in a Fund's portfolio. Each Fund's strategy in employing such contracts would be similar to the strategies discussed above regarding transactions in futures and options contracts generally.


A bond index or municipal bond index assigns relative values to the bonds included in the index. The index fluctuates with changes in the market values of those securities included. For example, the municipal bond index traded on the Chicago Board of Trade is The Bond Buyer Index, which includes forty tax-exempt long-term revenue and general obligation bonds.

An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of the last trading day of the contract and the price at which the index contract was originally written. Thus, the index contract is similar to traditional futures contracts except that settlement is made in cash. Initial and variation margins are payable by the holders of both long and short positions in the index future. No physical delivery of the underlying bonds in the index is made.


The Fixed Income Funds and the Tax-Exempt Funds may also buy put options and sell call options on applicable bond, or municipal bond, index futures or on applicable bond, or municipal bond indexes. Options on index futures are similar to options on debt instruments except that an option on an index future gives the purchaser the right, in return for the premium paid, to assume a position in an index contract rather than to purchase or sell a debt instrument at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance of the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the index future.

Options on indexes are also similar to options on debt instruments, except that rather than the right to take or make delivery of a debt instrument at a specified price, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. Unlike options on debt instruments, gain or loss depends on the price movements in the securities included in the index rather than price movements in individual debt instruments.


Equity Funds



Stock Index Futures, Related Options and Options on Stock Indexes. The Equity Funds may attempt to reduce the risk of investment in equity securities by hedging a portion of its portfolio securities through the use of stock index futures, options on stock index futures traded on a national securities exchange or board of trade and options on securities and on stock indexes traded on national securities exchanges. The Equity Funds' policies with respect to hedging activities are discussed at length in the Prospectus for the Equity Funds.



A stock index assigns relative weightings to the common stocks in the index, and the index generally fluctuates with changes in the market values of these stocks. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. Initial and variation margins are payable by the holders of positions in the stock index future. In the case of options on stock index futures, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to assume the option writer's position in a stock index futures contract. If the option is exercised by the holder before the last trading day, the option writer delivers to the option holder cash in an amount equal to the difference between the option exercise price and the closing level of the relevant index on the date the option expires. In the case of options on stock indexes, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to receive cash equal to the dollar amount of the difference between the closing price of the relevant index and the option exercise price times a specified multiple, called the "multiplier".



During a market decline or when the Adviser anticipates a decline, the Equity Funds may hedge a portion of its portfolio by selling stock index futures contracts, purchasing put options on such contracts or purchasing put options on stock indexes in order to limit exposure to the decline.

The Equity Funds may ultimately sell a put option in a closing sale transaction, exercise it or permit it to expire. Profit or loss from such a transaction will depend on whether the sale price is more or less than the premium paid to purchase the put option plus the related transaction costs. This strategy provides an alternative to liquidation of securities positions and the corresponding costs of such liquidation. Conversely, during a market advance or when the Adviser anticipates an advance, a Fund may hedge a portion of its portfolio by purchasing stock index futures contracts, purchasing call options on such contracts or purchasing call options on stock indexes. This strategy affords a hedge against a Fund's not participating in a market advance at a time when it is not fully invested and serves as a temporary substitute for the purchase of individual securities which may later be purchased in a more advantageous manner. A Fund will sell options on stock index futures and on stock indexes only to close out existing hedge positions.



The Equity Funds will not engage in transactions in stock index futures contracts or related options for speculation. The Equity Funds will use these instruments only as a hedge against changes resulting from market conditions in the values of securities held in a Fund's portfolio or which it intends to purchase and where the transaction is economically appropriate to the reduction of risks inherent in the ongoing management of a Fund. In addition, a Fund will sell stock index futures only if the amount resulting from the multiplication of the then current level of the indexes upon which its futures contracts are based and the number of futures contracts which would be outstanding do not exceed one-third of the value of a Fund's net assets. A Fund also may not purchase or sell stock index futures or purchase options on futures if, immediately thereafter, the sum of the amount of margin deposits on a Fund's existing futures positions and premiums paid for such options would exceed 5% of the market value of a Fund's total assets. When a Fund purchases stock index futures contracts, it will deposit an amount of cash and cash equivalents equal to the market value of the futures contracts in a segregated account with the Fund's custodian.



The Equity Funds' successful use of stock index futures contracts, options on such contracts and options on indexes depends upon the Adviser's ability to predict movements in the direction of the market and is subject to various additional risks. The correlation between movements in the price of the stock index future and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases as the composition of the Fund's portfolio diverges from the composition of the relevant index. In addition, if the specific Fund purchases futures to hedge against market advances before it can invest in common stock in an advantageous manner and the market declines, it might create a loss on the futures contract. Particularly in the case of options on stock index futures and on stock indexes, the Fund's ability to establish and maintain positions will depend on market liquidity.




For a discussion of the risks associated with index futures contracts, see "Hedging Activities - Fixed Income Funds and Tax-Exempt Funds". See also "Portfolio Transactions and Brokerage".



Options on Securities. The Equity Funds may purchase put options only on equity securities held in its portfolio and write call options on stocks only if they are covered, and such call options must remain covered so long as the relevant Fund is obligated as a writer. The Equity Funds do not presently intend to purchase put options and write call options on stocks that are not traded on national securities exchanges or listed on the Nasdaq National Market(R) ("NASDAQ").



The Equity Funds may, from time to time, write call options on its portfolio securities. The Equity Funds may write only call options that are "covered", meaning that the writing Fund either owns the underlying security or has an absolute and immediate right to acquire that security, without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian), upon conversion or exchange of other securities currently held in its portfolio. In addition, a Fund will not permit the call to become uncovered prior to the expiration of the option or termination through a closing purchase transaction as described below. If a Fund writes a call option, the purchaser of the option has the right to buy (and the Fund has the obligation to sell) the underlying security at the exercise price throughout the term of the option. The amount paid to a Fund by the purchaser of the option is the "premium". A Fund's obligation to deliver the underlying security against payment of the exercise price would terminate either upon expiration of the option or earlier if a Fund were to effect a "closing purchase transaction" through the purchase of an equivalent option on an exchange. There can be no assurance that a closing purchase transaction can be effected. The Equity Funds are not able to effect closing purchase transactions after they receive notice of exercise.



In order to write a call option, a Fund is required to comply with the rules of The Options Clearing Corporation and the various exchanges with respect to collateral requirements. A Fund may not purchase call options on individual stocks except in connection with a closing purchase transaction. It is possible that the cost of effecting a closing transaction may be greater than the premium received by a Fund for writing the option.




The Equity Funds may also purchase listed put options. If a Fund purchases a put option, it has the option to sell a given security at a specified price at any time during the term of the option.



Purchasing put options may be used as a portfolio investment strategy when the investment adviser perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If a Fund is holding a stock that it feels has strong fundamentals, but for some reason may be weak in the near term, it may purchase a listed put on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, a Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put's strike price and the market price of the underlying security on the date a Fund exercises the put, less transaction costs, will be the amount by which the Fund will be able to hedge against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put's strike price, the put will expire worthless, representing a loss of the price the Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the profit a Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

================================================================================
INVESTMENT RESTRICTIONS


Fundamental Policies


In addition to its investment objectives, each Fund is subject to certain investment restrictions that are deemed fundamental policies, i.e., policies that cannot be changed without the approval of the holders of a majority of the outstanding voting securities of the Fund, as defined under "Additional Information" below. See "Organization" and "Additional Information". The investment restrictions of each Fund follow.



The Money Market Funds may not:


     1. Acquire illiquid securities, including repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 10% of the market value of a Fund's net assets would be in investments that are illiquid;



     2. Enter into reverse repurchase agreements (although the Money Fund may enter into reverse repurchase agreements, provided such agreements do not exceed in the aggregate one-third of the market value of the Money Fund's total assets, less liabilities other than obligations created by reverse repurchase agreements);



     3. Borrow money, except from banks for extraordinary or emergency purposes and then only in amounts not to exceed 20% of the value of the relevant Fund's total assets, taken at cost, at the time of such borrowing and except in connection with permitted reverse repurchase agreements, or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not to exceed 20% of the value of the Fund's total assets at the time of such borrowing. Neither Fund will purchase securities while borrowings (including reverse repurchase agreements) exceed 5% of its total assets. This borrowing provision is included to facilitate the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests, and is not for investment purposes and, in the case of the Money Fund, will not apply to reverse repurchase agreements;



     4. Purchase the securities or other obligations of any issuer if, immediately after such purchase, more than 5% of the value of the relevant Fund's total assets would be invested in securities or other obligations of any one such issuer. This limitation does not apply to issues of the United States Government, its agencies or instrumentalities or to permitted investments of up to 25% of a Fund's total assets;

     5. Purchase the securities or other obligations of issuers in the same industry if, immediately after such purchase, the value of its investment in such industry would exceed 25% of the value of the relevant Fund's total assets, except that the Fund may invest more than 25% of its assets in securities and other instruments issued by banks and bank holding companies. For purposes of industry concentration, there is no percentage limitation with respect to investments in securities issued or guaranteed by the United States Government, its agencies or instrumentalities, negotiable certificates of deposit, time deposits, and bankers' acceptances of United States branches of United States banks;




     6. Make loans, except through purchasing or holding debt obligations, or entering into repurchase agreements, or loans of portfolio securities in accordance with the relevant Fund's investment objective and policies (see "Investment Objectives and Policies");



     7. Purchase or sell puts, calls, straddles, spreads or any combination thereof; real estate; commodities; or commodity contracts or interests in oil, gas, or mineral exploration, development or lease programs. However, the Money Fund may purchase bonds or commercial paper issued by companies which invest in real estate or interest therein including real estate investment trusts;


     8. Purchase securities on margin, make short sales of securities or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued securities or of securities for delivery at a future date;

     9. Acquire securities of other investment companies, except as permitted by the 1940 Act or the rules thereunder;

     10.  Act as an underwriter of securities; or

     11. Issue senior securities as defined in the 1940 Act, except insofar as a Fund may be deemed to have issued a senior security by reason of (a) entering into any repurchase agreement or reverse repurchase agreement; (b) permitted borrowings of money; or (c) purchasing securities on a when-issued or delayed delivery basis.


In addition to the restrictions listed above, the Treasury Money Fund may not:



     1. Invest in structured notes or other instruments commonly known as derivatives;



     2. Invest in any type of variable, adjustable or floating rate securities;

     3. Invest in securities issued by agencies or instrumentalities of the United States Government, such as the Federal National Mortgage Association, Government National Mortgage Association, Federal Home

          Loan Mortgage Corp. or the Small Business Administration; or,



     4.   Invest in zero coupon bonds.



The Equity Funds may not:



     1. Acquire illiquid securities, including repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of a Fund's net assets would be in investments that are illiquid;



     2. Borrow money, except from banks for extraordinary or emergency purposes and then only in amounts not to exceed 20% of the value of the relevant Fund's total assets, taken at cost, at the time of such borrowing and except in connection with reverse repurchase agreements permitted by Investment Restriction 12, or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing in amounts not to exceed 20% of the value of the Fund's net assets at the time of such borrowing. A Fund will not purchase securities while borrowings exceed 5% of the Fund's total assets. This borrowing provision is included to facilitate the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests, and is not for investment purposes. Collateral arrangements for premium and margin payments in connection with a Fund's hedging activities are not deemed to be a pledge of assets;



     3. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the relevant Fund's total assets would be invested in securities or other obligations of any one such issuer. This limitation shall not apply to issues of the United States Government, its agencies or instrumentalities and to permitted investments of up to 25% of a Fund's total assets;



     4. Purchase the securities or other obligations of issuers in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of the value of a Fund's total assets. For purposes of industry concentration, there is no percentage limitation with respect to investments in securities of the United States Government, its agencies or instrumentalities;

     5. Purchase the securities of an issuer if, immediately after such purchase, the relevant Fund owns more than 10% of the outstanding voting securities of such issuer;



     6. Make loans, except through the purchase or holding of debt obligations (including privately placed securities), or the entering into of repurchase agreements, or loans of portfolio securities in accordance with a Fund's investment objectives and policies (see "Investment Objectives and Policies");



     7. Purchase or sell puts, calls, straddles, spreads or any combination thereof; real estate; commodities or commodity contracts, except for a Fund's interests in hedging activities as described under "Investment Objectives and Policies"; or interests in oil, gas or mineral exploration or development programs. However, a Fund may purchase securities or commercial paper issued by companies which invest in real estate or interests therein, including real estate investment trusts;


     8. Purchase securities on margin, make short sales of securities, or maintain a short position, except in the course of a Fund's hedging activities, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued securities or delayed delivery securities;

     9. Invest in fixed time deposits with a duration of from two Business Days to seven calendar days if more than 10% of the Fund's total assets would be invested in such deposits;

     10. Acquire securities of other investment companies, except as permitted by the 1940 Act or the rules thereunder;

     11.  Act as an underwriter of securities; or


     12. Issue any senior security, except as appropriate to evidence indebtedness which constitutes a senior security and which a Fund is permitted to incur pursuant to Investment Restriction 2 and except that the Fund may enter into reverse repurchase agreements, provided that the aggregate of senior securities, including reverse repurchase agreements, shall not exceed one-third of the market value of its total assets, less liabilities other than obligations created by reverse repurchase agreements. A Fund's arrangements in connection with its hedging activities as described in "Investment Objectives and

          Policies" shall not be considered senior securities for purposes hereof.



The Fixed Income Funds may not:

     1. Acquire illiquid securities, including repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the relevant Fund's net assets would be in investments that are illiquid;



     2. Borrow money, except from banks for extraordinary or emergency purposes and then only in amounts up to 20% of the value of the relevant Fund's total assets, taken at cost at the time of such borrowing and except in connection with reverse repurchase agreements permitted by Investment Restriction 10, or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing in amounts up to 20% of the value of the Fund's net assets at the time of such borrowing. A Fund will not purchase securities while borrowings (including reverse repurchase agreements) exceed 5% of its total assets. This borrowing provision facilitates the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests. This provision is not for investment purposes. Collateral arrangements for premium and margin payments in connection with a Fund's hedging activities are not deemed to be a pledge of assets;



     3. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the relevant Fund's total assets would be invested in securities or other obligations of any one such issuer. This limitation shall not apply to securities issued or guaranteed by the United States Government, its agencies or instrumentalities and to permitted investments of up to 25% of a Fund's total assets;



     4. Purchase the securities of an issuer if, immediately after such purchase, the relevant Fund owns more than 10% of the outstanding voting securities of such issuer. This limitation shall not apply to permitted investments of up to 25% of a Fund's total assets;




     5. Purchase the securities or other obligations of issuers in the same industry if, immediately after such purchase, the value of its investment in such industry would exceed 25% of the value of a Fund's total assets, except that a Fund will invest more than 25% of its assets in securities issued or guaranteed by the United States Government, its agencies or instrumentalities;



     6. Make loans, except through the purchase or holding of debt obligations (including privately placed securities) or the entering into of repurchase agreements, or loans of portfolio securities in accordance with the relevant Fund's investment objective and policies;



     7. Purchase or sell puts, calls, straddles, spreads or any combination thereof; real estate; commodities; commodity contracts, except for a Fund's interest in hedging activities as described under "Investment Objectives and Policies"; or interest in oil, gas, or mineral exploration or development programs. However, a Fund may purchase debt obligations secured by interests in real estate or issued by companies which invest in real estate or interests therein including real estate investment trusts;



     8. Purchase securities on margin, make short sales of securities or maintain a short position, except in the course of the relevant Fund's hedging activities, unless at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into such securities or maintains in a segregated account liquid short-term securities with a market value at all times equal to or greater than the relevant Fund's purchase obligation or short position; provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities;



     9. Invest in fixed time deposits with a duration of from two Business Days to seven calendar days if more than 10% of a Fund's total assets would be invested in such deposits;




     10. Issue any senior security, except as appropriate to evidence indebtedness which constitutes a senior security and which a Fund is permitted to incur pursuant to Investment Restriction 2 and except that a Fund may enter into reverse repurchase agreements, provided that the aggregate of senior securities, including reverse repurchase agreements, shall not exceed one-third of the market value of the Fund's total assets, less liabilities other than obligations created by reverse repurchase agreements. A Fund's arrangements in connection with its hedging activities as described in "Investment Objectives and Policies" shall not be considered senior securities for purposes hereof;



     11. Acquire securities of other investment companies, except as permitted by the 1940 Act or the rules thereunder; or



     12.  Act as an underwriter of securities.



The Tax-Exempt Funds may not:



     1. Acquire illiquid securities, including repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the relevant Fund's net assets would be in investments that are illiquid;



     2. Borrow money, except from banks for extraordinary or emergency purposes and then only in amounts up to 20% of the value of the relevant Fund's total assets, taken at cost at the time of such borrowing and except in connection with reverse repurchase agreements permitted by Investment Restriction 10, or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing in amounts up to 20% of the value of the Fund's net assets at the time of such borrowing. A Fund will not purchase securities while borrowings (including reverse repurchase agreements) exceed 5% of the Fund's total assets. This borrowing provision facilitates the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests. This provision is not for investment purposes.

          Collateral arrangements for premium and margin payments in connection with a Fund's hedging activities are not deemed to be a pledge of assets;



     3. Purchase securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the relevant Fund's total assets would be invested in securities or other obligations of any one such issuer. Each state and political subdivision, agency or instrumentality of such state and each multi-state agency of which such state is a member will be a separate issuer if the security is backed only by the assets and revenue of that issuer. If the security is guaranteed by another entity, the guarantor will be deemed to be the issuer. This limitation shall not apply to securities issued or guaranteed by the United States Government, its agencies or instrumentalities or to permitted investments of up to 50% of a Fund's total assets;



     4. Purchase the securities or other obligations of issuers in the same industry if, immediately after such purchase, the value of the relevant Fund's investment in such industry would exceed 25% of the value its total assets, except that a Fund will invest more than 25% of its assets in securities issued or guaranteed by the United States Government, (and, in the case of the Intermediate New York Tax-Exempt Fund, New York State, New York City and the Commonwealth of Puerto
          Rico) and their respective authorities, agencies, instrumentalities and political subdivisions;



     5. Purchase industrial revenue bonds if, as a result of such purchase, more than 5% of the relevant Fund's total assets would be invested in industrial revenue bonds where payment of principal and interest are the responsibility of companies with fewer than three years of operating history (including predecessors);



     6. Make loans, except through the purchase or holding of debt obligations (including privately placed securities) or the entering into of repurchase agreements, or loans of portfolio securities in accordance with the relevant Fund's investment objective and policies (see "Investment Objectives and Policies");

     7. Purchase or sell puts, calls, straddles, spreads or any combination thereof except to the extent that securities subject to a demand obligation, stand-by commitments and puts may be purchased (see "Investment Objectives and Policies"); real estate; commodities; commodity contracts, except for a Fund's interest in hedging activities as described under "Investment Objectives and Policies"; or interests in oil, gas, or mineral exploration or development programs. However, a Fund may purchase municipal bonds, notes or commercial paper secured by interest in real estate;



     8. Purchase securities on margin, make short sales of securities or maintain a short position, except in the course of the Fund's hedging activities, unless at all times when a short position is open the Fund owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short; provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities;



     9. Invest in fixed time deposits with a duration of from two Business Days to seven calendar days if more than 5% of the relevant Fund's total assets would be invested in such deposits;



     10. Issue any senior security, except as appropriate to evidence indebtedness which constitutes a senior security and which a Fund is permitted to incur pursuant to Investment Restriction 2 and except that a Fund may enter into reverse repurchase agreements, provided that the aggregate of senior securities, including reverse repurchase agreements, shall not exceed one-third of the market value of the relevant Fund's total assets, less liabilities other than obligations created by reverse repurchase agreements. A Fund's arrangements in connection with its hedging activities as described in "Investment Objectives and Policies" shall not be considered senior securities for purposes hereof;



     11. Acquire securities of other investment companies, except as permitted by the 1940 Act or the rules thereunder; or



     12.  Act as an underwriter of securities.


Undertaking in Response to State Securities Regulations

In order to satisfy the requirements of certain state securities regulations, the Equity Income Fund has undertaken not to invest more than 5% of its net assets in warrants and to further restrict its investment in warrants so that not more than 2% of net assets will be invested in warrants that are not listed on the New York Stock Exchange or the American Stock Exchange. This is not, however, a fundamental policy and may be changed by the Directors at any time without the approval of the shareholders of the Equity Income Fund.

================================================================================
DIRECTORS AND OFFICERS

The directors and executive officers of BNY Hamilton Funds, Inc., their business addresses and their principal occupations during the past five years are:




                                                          Principal Occupations
Name and Address            Position with Funds           During Past Five Years
----------------            -------------------           ----------------------
Mr. Eugene Sullivan*        Director and Chairman of the  Director, The Bank of New York
BNY Hamilton Distributors   Board                         Company, Inc., 1977 to 1991;
125 West 55th Street                                      Director, W.R. Grace & Co.,
New York, NY  10019                                       1990 to present; Professor of
Age 76                                                    Management, St. John's University,
                                                          1987 to Present.

Edward L. Gardner           Director                      Chairman of the Board, President and
411 Theodore Fremd Ave.                                   Chief Executive Officer, Industrial
Rye, NY  10580                                            Solvents Corporation, 1981 to Present;
Age 62                                                    Chairman of the Board, Blue Grass
                                                          Chemical Specialties Inc., 1982 to
                                                          Present; Chairman of the Board, Big
                                                          Brothers/Big Sisters of New York City,
                                                          1992 to Present; National
                                                          Vice-Chairman, Big Brothers/Big
                                                          Sisters of America, 1993 to Present;
                                                          President, Big Brothers/Big Sisters of
                                                          America Foundation, 1994 to Present;
                                                          Vice President of the Board, The
                                                          Sherry Netherland Hotel, 1991 to
                                                          Present; Member, Points of Light
                                                          Foundation, 1995 to Present; Member,
                                                          The National Assembly, 1992 to
                                                          Present; Member, Alvin Ailey Dance
                                                          Theatre Foundation, Inc., 1989 to
                                                          Present; Member, The Institute for Art
                                                          and Urban Resources, Inc. 1985 to
                                                          1994; Member, Mercy College, 1989 to

                                                          Present; Member, Westchester/ Putnam
                                                          Regional Board of Directors, The Bank
                                                          of New York, 1982 to Present; Member,
                                                          Westchester County Association, 1986
                                                          to Present.



Mr. Peter Herrick*          Director                      Vice Chairman (1990-92) and Director,
42 Sunnybrook Road                                        The Bank of New York; President and
Bronxville, NY  10708                                     Director, The Bank of New York Company,
Age 70                                                    Inc. (1984-92); Trustee, HRE Properties,
                                                          1990 to Present; Member, New York State
                                                          Banking Board, 1990-1993; Director,
                                                          Mastercard International, 1987-1992.


Leif H. Olsen               Director                      President, Leif H. Olsen Investments,
49 Locust Avenue, Suite 301                               Inc., a registered investment adviser;
New Canaan, CT  06840                                     1987 to Present.
Age 71



Mr. Stephen Stamas*         Director                      Chairman, New York Philharmonic, 1989 to
Windcrest Partners                                        Present.
122 E. 42nd Street
49th Floor
New York, NY  10168
Age 66



James E. Quinn              Director                      Member, Board of Directors, Tiffany &
727 Fifth Avenue                                          Co., January 1995 to Present; Executive
New York, NY  10022                                       Vice President of Sales, Tiffany & Co.,
Age 45                                                    March 1992 to Present; Senior Vice
                                                          President of Corporate Sales, Tiffany &
                                                          Co., 1990 to 1992.



J. David Huber              Chief Executive Officer       Employee, BISYS Fund Services, Inc.,
3435 Stelzer Road                                         June 1987 to Present.
Columbus, OH  43219
Age 50




William J. Tomko            President                     Vice President, BISYS Fund Services,
3435 Stelzer Road                                         Inc., 1989 to Present.
Columbus, OH  43219
Age 38



Michael J. Brascetta        Vice President                Senior Vice President of Shareholder
3435 Stelzer Road                                         Services, BISYS Fund Services, Inc.,
Columbus, OH 43219                                        April 1996 to Present; Employee, The
Age 37                                                    Vanguard Group, 1981 to April 1996.


Karen Doyle                 Vice President                Manager, BISYS Fund Services, Inc.,
125 West 55th Street                                      March 1995 to Present; Assistant Vice
New York, NY  10019                                       President, Administration, Concord
Age 39                                                    Financial Group, October 1994 to March
                                                          1995; Assistant Treasurer, The Bank of
                                                          New York, 1979 to October, 1994.



Mary A. Madick              Vice President                Employee, BISYS Fund Services, Inc., May
3435 Stelzer Road                                         1996 to Present; Employee, T. Rowe
Columbus, OH  43219                                       Price, 1990 to May 1996.
Age 38



Martin R. Dean              Assistant Treasurer           Manager, Mutual Fund Accounting, BISYS
3435 Stelzer Road                                         Fund Services, Inc., May 1994 to
Columbus, OH  43219                                       Present.  Senior Manager, KPMG Peat
Age 32                                                    Marwick, 1989 to May 1994.



George O. Martinez          Secretary                     Senior Vice President and Director of
3435 Stelzer Road                                         Legal and Compliance Services of BISYS
Columbus, OH  43219                                       Fund Services, Inc., April 1995 to
Age 37                                                    Present; Vice President and Associate
                                                          General Counsel of Alliance Capital
                                                          Management L.P., 1989 to April 1995.




Bruce Treff                 Assistant Secretary           Counsel, BISYS Fund Services, Inc.,
3435 Stelzer Road                                         September 1995 to Present; Manager,
Columbus, OH  43219                                       Alliance Capital Management L.P. 1990 to
Age 30                                                    June 1995.



Alaina V. Metz              Assistant Secretary           Chief Administrator, Administrative and
3435 Stelzer Road                                         Regulatory Services of BISYS Fund
Columbus, OH  43219                                       Services, Inc., June 1995 to Present;
Age 29                                                    Supervisor of Mutual Fund Legal
                                                          Department, Alliance Capital Management,
                                                          May 1989 to June 1995.
--------------------------------------------------------------------------------------------------


* Interested person

The Directors are paid an annual fee of $10,000 and an additional $800 for each meeting of the Board of Directors that they attend, plus out-of-pocket expenses. The Directors are not paid any pension or retirement benefits.
The Directors may hold various other directorships unrelated to the Funds.


By virtue of the responsibilities assumed by the Adviser and the Administrator (see "Investment Adviser", "Administrator" and "Distributor") and the services provided by BNY Hamilton Distributors, Inc., the Funds have no employees; their officers are provided and compensated by BNY Hamilton Distributors, Inc. BNY Hamilton Funds, Inc.'s officers conduct and supervise the business operations of the Funds.

================================================================================
INVESTMENT ADVISER

The investment adviser to the Funds is The Bank of New York, a bank organized under the laws of the State of New York with its principal offices at 48 Wall Street, New York, New York 10286. The Bank of New York is subject to regulation by the New York State Banking Department and is a member bank of the Federal Reserve System. Through offices in New York City and abroad, The Bank of New York offers a wide range of services, primarily to governmental, institutional, corporate and individual customers in the United States and throughout the world.


The International Equity Fund is sub-advised by Indosuez Asset Management, a subsidiary of Banque Indosuez. The Bank of New York and Indosuez Asset

Management each receive .425% of the average daily net assets of the International Equity Fund as their respective compensation.



Under the terms of the Advisory Agreements, the investment advisory services The Bank of New York provides to BNY Hamilton Funds, Inc. are not exclusive. The Bank of New York is free to and does render similar investment advisory services to others. The Bank of New York serves as investment adviser to personal investors and acts as fiduciary for trusts, estates and employee benefit plans. Certain of the assets of trusts and estates under management are invested in common trust funds for which The Bank of New York serves as trustee. The accounts managed or advised by The Bank of New York have varying investment objectives and The Bank of New York invests assets of such accounts in investments substantially similar to, or the same as, those that are expected to constitute the principal investments of the Funds. Such accounts are supervised by officers and employees of The Bank of New York who may also be acting in similar capacities for the Funds. See "Portfolio Transactions and Brokerage".



The Bank of New York has voluntarily agreed to limit the expenses of the Intermediate New York Tax-Exempt Fund to .90% of the Fund's average daily net assets. The limitation will be accomplished by waiving all or a portion of its advisory, accounting, custodial and certain other service fees and, if necessary, reimbursing expenses. This voluntary limitation of expenses may be modified or terminated at any time. There were no waivers or reimbursements of expenses with respect to any other Funds in BNY Hamilton Funds, Inc. in existence as of December 31, 1996.

For the fiscal years ended December 31, 1994, 1995, and 1996, and for the six months ended June 30, 1996 The Bank of New York received advisory fees from the Funds as follows:



                                                                        June 30,
                                            1993      1994      1995      1996
                                            ----      ----      ----      ----
Money Fund                                $139,895  $301,506  $677,979  $546,568
Intermediate Government Fund              $135,160  $316,370  $308,254  $156,757
Intermediate New York Tax-Exempt Fund     $ 51,991  $164,340  $195,647  $ 97,520
Equity Income Fund                        $469,189  $789,873  $936,192  $575,398


The above chart reflects advisory fee waivers by The Bank of New York as follows:



                                                                        June 30,
                                           1993       1994      1995      1996
                                           ----       ----      ----      ----
Money Fund                               $139,895   $48,945   $     0   $      0
Intermediate Government Fund             $135,160   $22,326   $     0   $      0
Intermediate New York Tax-Exempt Fund    $ 31,438   $97,652   $20,367   $      0
Equity Income Fund                       $ 20,563   $     0   $     0   $      0




The Advisory Agreement for each Fund must be specifically approved at least annually (i) by a vote of the holders of a majority of the Fund's outstanding shares or by its Directors and (ii) by a vote of a majority of the Directors of the Fund who are not "interested persons" as defined by the 1940 Act cast in person at a meeting called for the purpose of voting on such approval. See "Directors and Officers". Each of the Advisory Agreements will terminate automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Directors or by a vote of the holders of a majority of a Fund's outstanding shares on 60 days' written notice to the Adviser and by the Adviser on 90 days' written notice to BNY Hamilton Funds, Inc. See "Additional Information".


The Bank Holding Company Act of 1956 and the Glass-Steagall Act, as interpreted by the Board of Governors of the Federal Reserve System, generally prohibit The Bank of New York Company, Inc. and its subsidiaries, including The Bank of New York, from sponsoring, organizing or controlling a registered open-end investment company continuously engaged in the issuance of its shares, such as the Corporation. This prohibition does not extend to providing investment advice, custodial and certain other services. The Bank of New York believes that it may perform the services for the Funds contemplated by the Advisory Agreement without violating the Glass-Steagall Act or other applicable banking laws or regulations. It is, however, possible that future changes in either federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as further judicial or administrative decisions and interpretations of present and future statutes and regulations, might prevent The Bank of New York from continuing to perform such services for the Funds.

If The Bank of New York were prohibited from acting as investment adviser to the Funds, it is expected that the Directors would recommend to the Funds' shareholders that they approve the

Funds' entering into new investment advisory agreements with another qualified adviser selected by the Directors.


================================================================================
ADMINISTRATOR


BNY Hamilton Distributors, Inc. serves as the Fund's administrator (the "Administrator") and will assist generally in supervising the operations of the Funds. The Administrator is a Delaware corporation organized to administer and distribute mutual funds; its offices are located at 125 West 55th Street, New York New York 10019.



The Administrator has agreed to provide facilities, equipment and personnel to carry out administrative services for the Fund, including, among other things, providing the services of persons who may be appointed as officers and directors of BNY Hamilton Funds, Inc., overseeing the performance of the transfer agent for each Fund, supervising purchase and redemption orders (made via telephone and mail) and monitoring the Distributor's compliance with the National Association of Securities Dealers, federal and state securities laws. The Administrator will also be responsible for coordinating and overseeing compliance by the Directors with Maryland corporate procedural requirements as the Funds are series of a Maryland corporation. See "Description of Shares". The Administrator is also responsible for updating and printing the Funds' prospectuses and statements of additional information, administering shareholder meetings, producing proxy statements and annual and semi-annual reports, monitoring the Adviser's compliance with the stated investment objectives and restrictions of each Fund and ensuring that custodian, Fund accounting, transfer agency, administration, distribution, advisory and legal services are provided to the Funds in accordance with the respective agreements governing each relationship.



The Administration Agreement permits the Administrator to delegate certain of its responsibilities to other service providers. Pursuant to this authority, The Bank of New York will perform certain administrative functions for the Administrator. The Bank of New York is not an otherwise affiliated person of the Administrator.


The Money Fund will pay the Administrator an annual fee, accrued daily and payable monthly, of .10% of average daily net assets. The Intermediate Government, Intermediate New York Tax-Exempt and Equity Income Funds will each pay the Administrator an annual fee, accrued daily and payable monthly, of .20% of their respective average daily net assets up to $400 million (taken on an individual Fund by Fund basis), and .15% of their respective average daily net assets (taken on an individual Fund by Fund basis) in excess of $400 million. The Administrator has also agreed to waive all or a portion of its fees to the extent necessary to limit expenses as described under "the Adviser".


For the fiscal years ended December 31, 1993, 1994, and 1995, and for the six months ended June 30, 1996, the Funds paid administration fees as follows:





                                                                        June 30,
                                            1993      1994      1995      1996
                                            ----      ----      ----      ----

                                       42


Money Fund                                $279,790  $350,451  $677,980  $546,568
Intermediate Government Fund              $108,127  $135,479  $123,301  $ 62,618
Intermediate New York Tax-Exempt Fund     $ 48,110  $ 91,346  $ 64,804  $ 30,706
Equity Income Fund                        $163,251  $263,291  $312,064  $191,800



The above chart reflects administration fee waivers from the Intermediate New York Tax-Exempt Fund of $34,527, $13,452, $21,601 and $8,304 for the fiscal years ended December 31, 1993, 1994, 1995, and the six months ended June 30, 1996, respectively. There were no waivers of administration fees from any other Fund during the last three fiscal years.


The Administration Agreement between BNY Hamilton Funds, Inc. and the Administrator may be renewed or amended by the Directors without a shareholder vote.


================================================================================
DISTRIBUTOR

In addition to acting as the Administrator, BNY Hamilton Distributors, Inc. acts as each Fund's exclusive Distributor and will hold itself available to receive purchase orders for Fund shares. The Distribution Agreements for each Fund must be approved in the same manner as the Advisory Agreements described above under "Investment Adviser". Each Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Directors or by a vote of the holders of a majority of a Fund's outstanding shares as defined under "Additional Information".



The Directors have adopted distribution plans ("12b-1 Plans") with respect to Hamilton Classic Shares of the Money Fund, and the Investor Shares of each of the Equity Funds, the Fixed Income Funds, and the Tax-Exempt Funds, which will permit the respective Funds to reimburse the Distributor for distribution expenses in an amount up to .25% per annum of average daily net assets of Hamilton Classic Shares or Investor Shares, as applicable. These expenses include, but are not limited to, fees paid to broker-dealers, telemarketing expenses, advertising costs, printing costs, and the cost of distributing materials borne by the Distributor in connection with sales or selling efforts on behalf of Hamilton Classic Shares or Investor Shares, as applicable. The Hamilton Classic Shares or Investor Shares of each Fund also bear the costs associated with implementing and operating the related 12b-1 Plan (such as costs of printing and mailing service agreements). Each item for which a payment may be made under the 12b-1 Plan may constitute an expense of distributing Hamilton Classic Shares or Investor Shares of the related Fund as the Securities and Exchange Commission construes such term under Rule 12b-1 of the 1940 Act. If expenses reimbursable under the 12b-1 Plan exceed .25% per annum of average daily net assets, they will be carried forward from month to month to the extent they remain unpaid. All or a part of any such amount carried forward will be paid at such time, if ever, as the Directors determine. The Hamilton Classic Shares or Investor Shares of each Fund will not be charged for interest, carrying or other finance charges on any reimbursed distribution or other expense incurred and not paid, nor will any expense be carried forward past the fiscal year in which it is incurred.

Payments for distribution expenses under the 12b-1 Plans are subject to Rule 12b-1 (the "Rule") under the 1940 Act. Payments under the 12b-1 Plans are also subject to the conditions imposed by Rule 18f-3 under the 1940 Act and a Rule 18f-3 Multiple Class Plan which has been adopted by the Directors for the benefit of the Funds. The Rule defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sales of shares". The Rule provides, among other things, that a Fund may bear such expenses only pursuant to a plan adopted in accordance with the Rule. In accordance with the Rule, each 12b-1 Plan provides that a report of the amounts expensed under the Plan, and the purposes for which such expenditures were incurred, will be made to the Directors for their review at least quarterly. Each 12b-1 Plan provides that it may not be amended to increase materially the costs which the related Fund may bear for distribution pursuant to the 12b-1 Plan without shareholder approval, and each 12b-1 Plan provides that any other type of material amendment must be approved by a majority of the Directors, and by a majority of the Directors who are neither "interested persons" (as defined in the 1940 Act) of BNY Hamilton Funds, Inc. nor have any direct or indirect financial interest in the operation of the 12b-1 Plan being amended or in any related agreements, by vote cast in person at a meeting called for the purpose of considering such amendments. In addition, as long as the 12b-1 Plans are in effect, the nomination of the Directors who are not interested persons of BNY Hamilton Funds, Inc. (as defined in the 1940 Act) must be committed to the non-interested Directors.



================================================================================
FUND, SHAREHOLDER AND OTHER SERVICES

BISYS Fund Services, Inc. ("BISYS"), P.O. Box 163310, Columbus, Ohio, 43216-3310, serves as the transfer agent for the Funds. As transfer agent, BISYS is responsible for maintaining account records detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to investors' accounts. BISYS is also the dividend disbursing agent for all Funds.



The Directors, in addition to reviewing actions of the Funds' investment adviser, administrator and distributor, as set forth below, decide upon matters of general policy. The Money Fund and Treasury Money Fund have entered into Shareholder Servicing Agreements with respect to Hamilton Premier Shares of each Fund and Hamilton Classic Shares of the Money Fund with The Bank of New York. The Bank of New York (as a "Shareholder Servicing Agent") will perform certain shareholder support services to include: (i) aggregating and processing purchase and redemption orders; (ii) placing purchase and redemption orders with the Distributor; (iii) providing necessary personnel and facilities to establish and maintain customer accounts and records; (iv) processing dividend payments; and
(v) providing periodic information to beneficial owners showing their positions in Hamilton Premier Shares of each Fund. Pursuant to the Shareholder Servicing Agreement, the Hamilton Premier Shares of each Money Market Fund and the Hamilton Classic Shares of the Money Fund will pay The Bank of New York (and any other Shareholder Servicing Agent) an annual shareholder servicing fee of .25%, to be accrued daily and payable monthly, of the average net assets of each such class represented by such Shareholder Servicing Agent's participation in each Fund.

The Bank of New York, 90 Washington Street, New York, New York 10286, serves as the custodian and fund accounting agent for each Fund.


Deloitte & Touche LLP, Two World Financial Center, New York, New York 10281, are the independent auditors of the Funds and must be approved at least annually by the Directors to continue in such capacity. They perform audit services for the Funds including the examination of financial statements included in the annual report to shareholders.


================================================================================
PURCHASE OF SHARES

Investors may open Fund accounts and purchase shares as described in each Prospectus under "Purchase of Shares".



Each Fund may accept securities in payment for Fund shares sold at the applicable public offering price (net asset value) at the discretion of the Fund, although the Fund would expect to accept securities in payment for Fund shares only infrequently. Generally, a Fund will only consider accepting securities (i) to increase its holdings in one or more portfolio securities or
(ii) if the Adviser determines that the offered securities are a suitable investment for the Fund and in a sufficient amount for efficient management. Although no minimum has been established, it is expected that a Fund would not accept securities with a value of less than $100,000 per issue in payment for shares. A Fund may reject in whole or in part offers to pay for Fund shares with securities and may discontinue its practice of accepting securities as payment for Fund shares at any time without notice. A Equity Income Fund will not accept restricted securities in payment for shares. The Fund will value accepted securities in the manner provided for valuing portfolio securities of the Fund. See "Net Asset Value--Equity Income Fund".



================================================================================
REDEMPTION OF SHARES

Investors may redeem shares as described in each Prospectus under "Redemption of Shares." Shareholders redeeming shares of either Money Market Fund should be aware that both Funds attempt to maintain a stable net asset value of $1.00 per share for each class; however, there can be no assurance that either Fund will be able to continue to do so and, in that case, the net asset value of either Fund's shares might deviate from $1.00 per share. Accordingly, a redemption request might result in payment of a dollar amount that differs from the number of shares redeemed. In the case of the other Funds, the principal value fluctuates so that the proceeds of an investor's shares when redeemed may be more or less than their original cost. See "Net Asset Value" in the Money Market Fund Prospectus and below.



Shareholders redeeming their shares by telephone should be aware that neither of the Funds nor any of their service contractors will be liable for any loss or expense for acting upon any telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Funds will use such procedures as are considered reasonable, including recording those instructions and requesting information as to account registration (such as the name in which an account is registered, the account number, recent transactions in the account, and the account holder's social security or taxpayer's identification number, address and/or bank). To the extent the Funds fail to use reasonable procedures as a basis for its belief, it and/or its service contractors may be liable for instructions that prove to be fraudulent or unauthorized.


If a Fund determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption price, in lieu of cash, in whole or in part by a distribution in kind of securities from the portfolio of the Fund in conformity with the applicable rule of the Securities and Exchange Commission. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets into cash. The method of valuing portfolio securities is described under "Net Asset Value", and such valuation will be made as of the same time the redemption price is determined.


Further Redemption Information. The Funds reserve the right to suspend the right of redemption and to postpone the date of payment upon redemption as follows:
(i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted, (ii) during periods in which an emergency exists that causes disposal of, or evaluation of the net asset value of, the portfolio securities to be not reasonably practicable or (iii) for such other periods as the Securities and Exchange Commission may permit.


================================================================================
EXCHANGE OF SHARES

Shareholders purchasing shares directly from the Funds may exchange those shares at the current net asset value per share for other BNY Hamilton Funds which have a similar class of shares, in accordance with the terms of the current prospectus of the Fund being acquired. Requests for exchange are made in the same manner as requests for redemptions. See "Redemption of Shares". Shares of the Fund to be acquired are purchased for settlement when the proceeds from redemption become available. In the case of investors in certain states, state securities laws may restrict the availability of the exchange privilege.



================================================================================
DIVIDENDS AND DISTRIBUTIONS

Each Fund declares and pays dividends and distributions as described under "Dividends and Distributions" in such Fund's Prospectus.


Net investment income of each class of shares in the Money Fund and the Treasury Money Fund consists of accrued interest or discount and amortized premium applicable to the specific class, less the accrued expenses of the relevant Fund applicable to the specific class during that dividend period, including the fees payable to the Administrator, allocated to each class of shares. See "Net Asset Value". Determination of the net investment income for each class of shares for each Money Market Fund will be made immediately prior to the determination of net asset value at 4:30 P.M., Eastern time, on each Business Day.



Dividends on each Hamilton Share and Hamilton Premier Share of the Money Fund and the Treasury Money Fund and Hamilton Classic Share of the Money Fund are determined in the same manner and are paid in the same amount regardless of class, except that Hamilton Premier Shares and Hamilton Classic Shares bear the fees paid to Shareholder Organizations on their behalf for those general services described under "Fund and Other Shareholder Services--Shareholder Servicing Plan" in the Prospectus for the Money Market Funds, and Hamilton Classic Shares bear 12b-1 fees. In addition, each class of shares of the Money Fund and the Treasury Money Fund bears certain other miscellaneous expenses specific to that class (i.e., certain cash management, registration and transfer agency expenses).



Determination of the net investment income for the Fixed Income Funds and the Tax-Exempt Funds will be made immediately prior to the determination of net asset value at 4:00 P.M., Eastern time, on each Business Day. Net investment income for days other than Business Days is determined as of 4:00 P.M., Eastern time, on the preceding Business Day. See "Purchase of Shares" in the relevant Prospectus and this Statement of Additional Information. Shares redeemed earn a dividend on the Business Day that the redemption becomes effective. See "Redemption of Shares" in each Prospectus.




================================================================================
NET ASSET VALUE

Each of the Funds will compute the net asset value per share for each of its classes once daily on Monday through Friday as described under "Net Asset Value" in the relevant Prospectus, except that net asset value of any class need not be computed on a day in which no orders to purchase or redeem shares of such class have been received or on the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. In addition, net asset value need not be computed on any other day that the New York Stock Exchange is closed for business.



Money Market Funds. In the case of the Money Market Funds, all portfolio securities for each Fund will be valued by the amortized cost method. The purpose of this method of calculation is to attempt to maintain a constant net asset value of $1.00 per share for each class of shares. No assurances can be given that this goal will be attained. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. If a difference of more than .5% occurs between valuation based on the amortized cost method and valuation based on market value, the Directors will take steps necessary to reduce such deviation, such as changing dividend policy, shortening the average portfolio maturity or realizing gains or losses. See "Taxes".

Valuing the Money Fund's and the Treasury Money Fund's instruments on the basis of amortized cost and use of the term "money market fund" are permitted by Rule 2a-7 of the 1940 Act. Rule 2a-7 prohibits money market funds that use the amortized cost method to value assets from investing more than 5% of their total assets in the securities of any single issuer, except obligations of the United States government and its agencies and instrumentalities. Each of the Money Market Funds intend to conduct their investment activities in a manner consistent with the requirements of Rule 2a-7. This is not, however, a fundamental policy and may be changed by the Directors at any time without the approval of the shareholders of either of the Money Market Funds.



The Directors oversee the Adviser's adherence to the Securities and Exchange Commission's rules, and have established procedures designed to stabilize net asset value of each class of shares of the Money Fund and the Treasury Money Fund at $1.00. Each day net asset value is computed, each class of shares of the Money Fund and the Treasury Money Fund will calculate the net asset value of each class of their respective shares by using both the amortized cost method and market valuations. At such intervals as they deem appropriate, the Directors consider the extent to which net asset value as calculated by using market valuations would deviate from $1.00 per share. Immediate action will be taken by the Directors if the variance between market value and amortized cost exceeds
 .5%.



If the Directors believe that a deviation from the Money Fund's or Treasury Money Fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Directors have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments before maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing net asset value by using available market quotations; and such other measures as the Directors may deem appropriate.



During periods of declining interest rates, the Money Fund's and the Treasury Money Fund's yield based on amortized cost may be higher than the corresponding yields based on market valuations. Under these circumstances, a shareholder of any class of shares of the Money Fund or the Treasury Money Fund would be able to obtain a somewhat higher yield than would result if that Fund used market valuations to determine its net asset value. The converse would apply in a period of rising interest rates.



Fixed Income and Tax-Exempt Funds. In the case of the Fixed Income Funds and the Tax-Exempt Funds, portfolio securities with a maturity of 60 days or more, including securities listed on an exchange or traded over the counter, will be valued using prices supplied daily by an independent pricing service or services that (i) are based on the last sale price on a national securities exchange, or in the absence of recorded sales, at the readily available closing bid price on such exchange or at the quoted bid price in the over-the-counter market, if such exchange or market constitutes the broadest and most representative market for the security, and (ii) in other cases, take into account various factors affecting market value, including yields and prices of comparable securities, indication as to value from dealers and general market conditions. If such prices are not supplied by the Funds' independent pricing service, such securities will be priced in accordance with procedures adopted by the Directors. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method, because the Directors have determined that this method will approximate market value. Because of the large number of municipal bond issues outstanding and the varying maturity dates, coupons and risk factors applicable to each issuer's books, no readily available market quotations exist for most municipal securities.




Equity Funds and Intermediate Investment Grade Fund. In the case of the Equity Funds, the value of investments listed on a domestic securities exchange, other than options on stock indexes, is based on the last sale price as of the close of regular trading hours on the New York Stock Exchange or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. For purposes of calculating net asset value per share for each class of shares in each of the Equity Funds and the Intermediate Investment Grade Fund, all assets and liabilities initially expressed in foreign currencies will be converted into United States dollars at the prevailing market rates available at the time of valuation.


Options on stock indexes traded on national securities exchanges are valued at the close of options trading on such exchanges, which is currently 4:10 P.M., New York City time. Stock index futures and related options, which are traded on commodities exchanges, are valued at their last sales price as of the close of such commodities exchanges, which is currently 4:15 P.M., New York City time. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Fund's Directors. Such procedures include the use of independent pricing services which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Short-term investments, which mature in 60 days or less, are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by a Fund was more than 60 days, unless this is determined not to represent fair value by the Directors.

Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when a Fund's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Funds' Directors.

================================================================================
PERFORMANCE DATA

From time to time, the Funds may quote performance in terms of yield, actual distributions, total return, or capital appreciation in reports, sales literature, and advertisements published by the Funds. Current performance information for the Funds may be obtained by calling the number provided on the cover page of this Statement of Additional Information.


Yield Quotations. As required by regulations of the Securities and Exchange Commission, current yield for each class of shares of the Money Fund and the Treasury Money Fund is computed by determining the net change exclusive of capital changes in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a seven-day calendar period, dividing the net change in account by the value of the account at the beginning of the period, and multiplying the return over the seven-day period by 365/7. For purposes of the calculation, net change in account value reflects the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but does not reflect realized gains or losses or unrealized appreciation or depreciation. Effective yield for each class of shares of the Money Fund and the Treasury Money Fund is computed by annualizing the seven-day return with all dividends reinvested in additional Fund shares.



The current and effective seven-day yields for the Hamilton Shares of the Money Fund as of June 30, 1996 were 5.15% and 5.28%, respectively. The current and effective seven-day yields for the Hamilton Premier Shares of the Money Fund as of June 30, 1996 were 4.89% and 5.01%, respectively. The current and seven-day yields for the Hamilton Classic Shares of the Money Fund as of June 30, 1996 were 4.63% and 4.74%, respectively.



As required by regulations of the Securities and Exchange Commission, the annualized yield for each of the Fixed Income Funds, the Tax-Exempt Funds and the Equity Income Fund is computed by dividing the Fund's net investment income per share for each class earned during a 30-day period by the net asset value on the last day of the period. The average daily number of shares outstanding during the period that are eligible to receive dividends will be used in determining the net investment income per share. Income will be computed by totaling the interest earned on all debt obligations, and in the case of the Equity Income Fund, dividends earned on all equity securities, during the period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield will then be annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income, as described under "Additional Information" in the Prospectus for the Equity Funds, the Fixed Income Funds and the Tax-Exempt Funds.




The 30-day yields for the Investor Shares of the Intermediate Government Fund and Investor Shares of the Intermediate New York Tax-Exempt Fund as of June 30, 1996 were 5.56% and 3.91%, respectively. Without reimbursement of expenses, the 30-day yield for the Investor Shares of the Intermediate New York Tax-Exempt Fund as of June 30, 1996 would have been 3.59%.

Total Return Quotations. As required by regulations of the Securities and Exchange Commission, the annualized total return of each of the Equity Funds, the Fixed Income Funds and the Tax-Exempt Funds for a period will be computed by assuming a hypothetical initial payment of $10,000. It will then be assumed that all of the dividends and distributions over the period are reinvested and that the entire amount will be redeemed at the end of the period. The annualized total return will then be calculated by determining the annual rate required for the initial payment to grow to the amount which would have been received upon redemption. Aggregate total returns, reflecting the cumulative percentage change over a measuring period, may also be calculated.



The aggregate total returns for the Investor Shares of the Intermediate Government Fund, the Investor Shares of the Intermediate New York Tax-Exempt Fund and the Investor Shares of the Equity Income Fund for the one year ended June 30, 1996 and from inception (August 10, 1992) to June 30, 1996 were 4.08% and 18.00%; (0.03)% and 17.76%; and 21.23% and 51.56%, respectively. The average annual total return for the Investor Shares of the Intermediate Government Fund, the Investor Shares of the Intermediate New York Tax-Exempt Fund and the Investor Shares of the Equity Income Fund for the one year ended June 30, 1996 and from inception (August 10, 1992) to June 30, 1996 were 4.08% and 4.34%; (0.03)% and 4.29%; and 21.23% and 12.53%, respectively.


General. A Fund's performance will vary from time to time depending upon market conditions, the composition of its portfolio, and its operating expenses. Consequently, any given performance quotation should not be considered representative of a Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in a Fund with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.


From time to time, the yields and the total returns of each class of shares of the Funds may be quoted in and compared to other mutual funds with similar investment objectives in advertisements, shareholder reports or other communications to shareholders. The Funds may also include calculations in such communications that describe hypothetical investment results. (Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund.) Such calculations may from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a

Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of a Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Funds may also include discussions or illustrations of the potential investment goals of a prospective investor (including but not limited to tax and/or retirement planning), investment management techniques, policies or investment suitability of a Fund, economic conditions, legislative developments (including pending legislation), the effects of inflation and historical performance of various asset classes, including but not limited to stocks, bonds and Treasury bills. From time to time, advertisements or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as, the views of the investment adviser as to current market, economic trade and interest rate trends, legislative, regulatory and monetary developments, investments strategies and related matters believed to be of relevance to a Fund. The Funds may also include in advertisements charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to stocks, bonds, Treasury bills and shares of a Fund. In addition, advertisements or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in a Fund. Such advertisements or communications may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein. With proper authorization, a Fund may reprint articles (or excerpts) written regarding the Fund and provide them to prospective shareholders. Performance information with respect to the Funds is generally available by calling 1-800-4BNY-FND (1-800-426-9363).


Comparative performance information may be used from time to time in advertising the Funds' shares, including, but not limited to, data from Lipper Analytical Services, Inc., the S&P 500 Composite Stock Price Index, the Dow Jones Industrial Average, the Lehman Brothers indexes, the Frank Russell Indexes and other industry publications. Each of the Money Market Funds may compare the performance of each class of shares to Money Fund Report, a service of IBC Financial Data, Inc. as well as yield data reported in other national financial publications.


From time to time, the Funds may include general comparative information such as statistical data regarding inflation, securities indices or the features of performance of alternative investments, in advertisements, sales literature and reports to shareholders. The Funds may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund. In addition, in such communications, the investment adviser may offer opinions on current economic conditions.

================================================================================
PORTFOLIO TRANSACTIONS AND BROKERAGE

Fixed-income and debt securities and municipal bonds and notes are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

Portfolio Turnover. A Fund's investment policies may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest rates. A change in securities held by a Fund is known as "portfolio turnover" and may involve the payment by the Fund of dealer spreads or underwriting commissions, and other transaction costs, on the sale of securities, as well as on the reinvestment of the proceeds in other securities. A Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned during the year. Securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the calculation. For the fiscal years ended December 31, 1993, 1994, and 1995, and for the six months ended June 30, 1996, the portfolio turnover rates for the Intermediate New York Tax-Exempt Fund and the Equity Income Fund were 6%, 18%, 4% and 12%; 50%, 51%, 58%, and 20%, respectively. It is anticipated that the Intermediate New York Tax-Exempt Fund and the Equity Income Fund will continue to have a portfolio turnover rate of less than 100% and that each of the Intermediate Investment Grade Fund, intermediate Tax-Exempt, Large Cap Growth Fund, Small Cap Growth Fund and International Equity Fund are expected to have a portfolio turnover rate of less than 100%.


For the fiscal years ended December 31, 1993, 1994, and 1995, and for the six months ended June 30, 1996, the portfolio turnover rates for the Intermediate Government Fund were 67%, 49%, 48%, and 28% respectively. It is anticipated that the Intermediate Government Fund will continue to have a portfolio turnover rate of not greater than 200%. The fixed income securities in which the Fund will invest are generally traded at a net price with dealers acting as principal for their own accounts and without brokerage commissions. However, other expenses, such as custodial fees and wire charges may be higher during periods of higher turnover.


Money Market Funds, Fixed Income Funds and Tax-Exempt Funds. Portfolio

transactions for each of the Money Market Funds, the Fixed Income Funds and the Tax-Exempt Funds will be undertaken principally to accomplish a Fund's objective in relation to expected movements in the general level of interest rates. Each of the Money Market Funds, the Fixed Income Funds and the Tax-Exempt Funds may engage in short-term trading consistent with their objectives.



Each of the Money Market Funds' policy of investing only in securities with maturities of less than 397 days will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments that the Money Market Funds make, turnover resulting from such investments should not adversely affect the net asset value or net income of the Fund.



Equity Funds. In connection with portfolio transactions for the Equity Funds, the overriding objective is to obtain the best possible execution of purchase and sale orders. In selecting a broker, the Adviser (and, in the case of the International Equity Fund, the sub-adviser) considers a number of factors including: the price per unit of the security; the broker's reliability for prompt, accurate confirmations and on-time delivery of securities; the firm's financial condition; as well as the commissions charged. A broker may be paid a brokerage commission in excess of that which another broker might have charged for effecting the same transaction if, after considering the foregoing factors, the Adviser decides that the broker chosen will provide the best possible execution. The Adviser will monitor the reasonableness of the brokerage commissions paid in light of the execution received. The Directors will review regularly the reasonableness of commissions and other transaction costs incurred by the Equity Funds in light of facts and circumstances deemed relevant from time to time, and, in that connection, receive reports from the Adviser and published data concerning transaction costs incurred by institutional investors generally. Research services provided by brokers to which the Adviser has allocated brokerage business in the past include economic statistics and forecasting services, industry and company analyses, portfolio strategy services, quantitative data, and consulting services from economists and political analysts. Research services furnished by brokers are used for the benefit of all the Adviser's clients and not solely or necessarily for the benefit of an individual Fund. The Adviser believes that the value of research services received is not determinable and does not significantly reduce its expenses. The Equity Funds do not reduce their respective fees paid to the Adviser by any amount that might be attributable to the value of such services.


For the fiscal years ended December 31, 1993, 1994, and 1995, the Equity Income Fund paid aggregate broker commissions of $160,671, $157,942, and $203,878, respectively.





Subject to the overriding objective of obtaining the best possible execution of orders, the Adviser may allocate a portion of any or all of the Equity Funds' portfolio brokerage transactions to affiliates of the Adviser. In order for affiliates of the Adviser to effect any portfolio transactions for the Equity Funds, the commissions, fees or other remuneration received by such affiliates must be reasonable and fair compared to the commissions, fees, or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. Furthermore, the Directors, including a majority of the Directors who are not "interested persons", have adopted procedures which are reasonably designed to provide that any commissions, fees, or other remuneration paid to such affiliates are consistent with the foregoing standard.



Portfolio securities will not be purchased from or through or sold to or through the Funds' Administrator, Distributor or Adviser or any "affiliated person", as defined in the 1940 Act, of the Co-Administrators, Distributor or Adviser when such entities are acting as principals, except to the extent permitted by law. In addition, the Funds will not purchase securities during the existence of any underwriting group relating thereto of which the Adviser or an affiliate of the Adviser is a member, except to the extent permitted by law.


On those occasions when the Adviser deems the purchase or sale of a security to be in the best interests of a Fund as well as other customers, including the other Funds, to the extent permitted by applicable laws and regulations, the Adviser may, but is not obligated to, aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction will be made by the Adviser, in the manner it considers to be most equitable and consistent with the Adviser's fiduciary obligations to the Fund. In some instances, this procedure might adversely affect a Fund.

If a Fund effects a closing purchase transaction with respect to an option written by it, normally such transaction will be executed by the same broker-dealer who executed the sale of the option. The writing of options by a Fund will be subject to limitations established by each of the exchanges governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers. The number of options which a Fund may write may be affected by options written by the Adviser for other investment advisory clients. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

================================================================================
DESCRIPTION OF SHARES

BNY Hamilton Funds, Inc. (the "Corporation") is a registered, open-end investment company organized under the laws of the State of Maryland. The Articles of Incorporation of the Corporation currently permit the Corporation to issue 20,000,000,000 shares of common stock, par value $.001 per share, of which shares have been classified as follows:



                                                      Number of Shares of Common
Name of Series and Classes Thereof                             Allocated
                                                      --------------------------
BNY Hamilton Money Fund
     -   Hamilton Shares............................         3,000,000,000
     -   Hamilton Premier Shares....................         3,000,000,000
     -   Hamilton Classic Shares....................         3,000,000,000
BNY Hamilton Treasury Money Fund
     -   Hamilton Shares............................         2,000,000,000
     -   Hamilton Premier Shares....................         2,000,000,000
BNY Hamilton Equity Income Fund
     -   Institutional Shares.......................           200,000,000
     -   Investor Shares............................           200,000,000
BNY Hamilton Large Cap Growth Fund
     -   Institutional Shares.......................           200,000,000
     -   Investor Shares............................           200,000,000
BNY Hamilton Small Cap Growth Fund
     -   Institutional Shares.......................           200,000,000
     -   Investor Shares............................           200,000,000
BNY Hamilton International Equity Fund
     -   Institutional Shares.......................           200,000,000
     -   Investor Shares............................           200,000,000
BNY Hamilton Intermediate Government Fund
     -   Institutional Shares.......................           200,000,000
     -   Investor Shares............................           200,000,000
BNY Hamilton Intermediate Investment Grade Fund
     -   Institutional Shares.......................           200,000,000
     -   Investor Shares............................           200,000,000
BNY Hamilton Intermediate New York Tax-Exempt Fund
     -   Institutional Shares.......................           200,000,000
     -   Investor Shares............................           200,000,000
BNY Hamilton Intermediate Tax-Exempt Fund
     -   Institutional Shares.......................           200,000,000
     -   Investor Shares............................           200,000,000
Undesignated Common Stock...........................         3,800,000,000

Shares of the Corporation do not have preemptive or conversion rights and are fully paid and nonassessable by the Corporation. The rights of redemption and exchange are described in the appropriate Prospectus and elsewhere in this Statement of Additional Information.


The shareholders of each Fund are entitled to a full vote for each full share held and to a fractional vote for each fractional share. Subject to the 1940 Act and Maryland law, the Directors themselves have the power to alter the number and the terms of office of the Directors, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successor; provided, however, that immediately after such appointment the requisite majority of the Directors have been elected by the shareholders of the Funds. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Directors being selected while the holders of the remaining shares would be unable to elect any Directors. It is the intention of the Corporation not to hold annual shareholder meetings. The Directors may call shareholder meetings for action by shareholder vote as may be required by either the 1940 Act or the Articles of Incorporation.


The Corporation, if requested to do so by the holders of at least 10% of shareholders of all series aggregated as a class, will call a meeting of shareholders for the purpose of voting upon the question of the removal of a director or directors and will assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

The Articles of Incorporation contain a provision permitted under the Maryland General Corporation Law that under certain circumstances eliminates the personal liability of the Directors to the Corporation or its shareholders. The Articles of Incorporation and the Bylaws of the Corporation provide that the Corporation will indemnify the Directors, officers and employees of the Funds to the full extent permitted by the Maryland General Corporation Law, which permits indemnification of such persons against liabilities and expenses incurred in connection with proceedings in which they may be involved because of their offices or employment with the Corporation. However, nothing in the Articles of Incorporation or the Bylaws of the Corporation protects or indemnifies a Director, officer or employee against any liability to the Corporation or its shareholders to which he or she would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

For information relating to mandatory redemption of Fund shares or, under certain circumstances, their redemption at the option of the Funds, see "Redemption of Shares" in the Prospectuses.


No single person beneficially owns 25% or more of the Corporation's voting securities. The following table sets forth the name, address and percentage of ownership of each person who is known by the Registrant to own, of record or beneficially, 5% or more of any class of the Corporation's outstanding equity securities as of December 31, 1996:



Fund                      Of Record                           %     Beneficial Owner             %
----                      ---------                           -     ----------------             -
Money                     The Bank of New York               7.12%  The Bank of New York        10.86%
                          Profit Sharing Plan C                     48 Wall Street
                          48 Wall Street                            New York, NY 10286


                          New York, NY 10286

Intermediate Government   The Bank of New York              31.31%  The Bank of New York       42.73%
                          Profit Sharing Plan B                     48 Wall Street
                          48 Wall Street                            New York, NY  10286
                          New York, NY 10286

                          The Bank of New York               5.73%  Budget Rent-A-Car           7.58%
                          National Community Division               4225 Naperville Road
                          - 401(k) Plan                             Lisle, IL 60532-3656
                          New York, NY  10286

                          The Bank of New York               5.69%
                          Employee Incentive Savings Plan
                          48 Wall Street
                          New York, NY 10286

Intermediate New York     NONE                                      Robert J. Milano            9.25%
Tax-Exempt                                                          860 United Nations Plaza
                                                                    New York, NY 10017

Equity Income             The Bank of New York              40.17%  The Bank of New York       44.65%
                          Profit Sharing Plan A                     48 Wall Street
                          48 Wall Street                            New York, NY 10286
                          New York, NY 10286


The Corporation's officers and directors, taken as a group, own less than 1% of the shares of each of the Funds.



================================================================================
TAXES

Each Fund generally will be treated as a separate corporation for federal income tax purposes, and thus the provisions of the Tax Code generally will be applied to each Fund separately, rather than the Corporation as a whole. Net long-term and short-term capital gains, net income, and operating expenses therefore will be determined separately for each Fund.



Each Fund within the Corporation intends to qualify as a regulated investment company under Subchapter M of the Tax Code. Accordingly, each Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock, securities or foreign currency and other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currency; (b) derive less than 30% of its gross income from the sale or other disposition, after a holding period of less than three months, of stock, securities, options, futures or forward contracts (other than options, futures or forward contracts on foreign currencies) or foreign currencies not directly related to the Fund's principal business of investing in stock or securities (or options, futures or forward contracts or such foreign currencies); and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's assets is represented by cash, United States Government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's assets, and 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than United States Government securities). As a regulated investment company, a Fund (as opposed to its shareholders) will not be subject to federal income taxes on the net investment income and capital gains that it distributes to its shareholders, provided that at least 90% of its net investment income and realized net short-term capital gains in excess of net long-term capital losses for the taxable year is distributed at least annually.



Under the Tax Code, a Fund will be subject to a 4% excise tax on a portion of its undistributed income if it fails to meet certain distribution requirements by the end of the calendar year. Each Fund intends to make distributions in a timely manner and accordingly does not expect to be subject to the excise tax.


For federal income tax purposes, dividends that are declared by a Fund in October, November or December as of a record date in such month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year declared. Therefore, such dividends will generally be taxable to a shareholder in the year declared rather than the year paid.


Distributions of net investment income and realized net short-term capital gains in excess of net long-term capital losses (other than exempt-interest dividends distributed by either of the Tax-Exempt Funds, as described below) are generally taxable to shareholders of the Funds as ordinary income whether such distributions are taken in cash or reinvested in additional shares. Each of the Equity Funds expects that a portion of these distributions to their respective corporate shareholders will be eligible for the 70% dividends-received deduction. Prospective corporate investors should be aware that, under a proposal made by President Clinton on March 19, 1996, the dividends received deduction applicable to corporations investing in any of the Equity Funds would be reduced from 70% to 50%. These distributions from all other Funds will not be eligible for the dividends-received deduction. Distributions of net long-term capital gains (i.e., net long-term capital gains in excess of net short-term capital losses) are taxable to shareholders of a Fund as long-term capital gains, regardless of whether such distributions are taken in cash or reinvested in additional shares and regardless of how long a shareholder has held shares in the Fund, and are not eligible for the dividends-received deduction.



A gain or loss realized by a shareholder on the redemption, sale or exchange of shares held as a capital asset will be capital gain or loss and such gain or loss will be long-term if the holding period for the shares exceeds one year, and otherwise will be short-term. Any loss realized by a shareholder on the disposition of shares held six months or less will be treated as a long-term capital loss to the extent of any distributions of net long-term capital gains received by the shareholder with respect to such shares. Any such loss may be disallowed in the case of either of the Tax-Exempt Funds. See "Tax-Exempt Funds" below. Additionally, any loss realized on a redemption or exchange of shares of a Fund will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before such disposition, such as pursuant to reinvestment of a dividend in shares of the Fund.



Prospective investors in any of the Equity Funds, the Fixed Income Funds and the Tax-Exempt Funds should be aware that distributions of net investment income or net long-term capital gains from these Funds will have the effect of reducing the net asset value of each class of each Funds' shares by the amount of the distribution. If the net asset value is reduced below a shareholder's cost, the distribution will nonetheless be taxable as described above, even if the distribution represents a return of invested capital. Investors should consider the tax implications of buying shares in these Funds just prior to a distribution, when the price of shares may reflect the amount of the forthcoming distribution.


Gains or losses on sales of securities by a Fund will be treated as long-term capital gains or losses if the securities have been held by it for more than one year except in certain cases where, if applicable, a Fund acquires a put or writes a call thereon. Other gains or losses on the sale of securities will be short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on securities will be treated as gains and losses from the sale of securities. If an option written by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased. If securities are sold by the Fund pursuant to the exercise of a call option written by it, the Fund will include the premium received in the sale price for the securities sold.


Under the Tax Code, gains or losses attributable to dispositions of foreign currency or to foreign currency contracts, or to fluctuations in exchange rates between the time a Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such income or pays such liabilities, are treated as ordinary income or ordinary loss. Similarly, gains or losses on the disposition of debt securities held by a Fund, if any, denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss.


Forward currency contracts, options and futures contracts entered into by a Fund may create "straddles" for federal income tax purposes and this may affect the character and timing of gains or losses realized by a Fund on forward currency contracts, options and futures contracts or on the underlying securities. Straddles may also result in the loss of the holding period of underlying securities for purposes of the 30% of gross income test described above, and therefore, a Fund's ability to enter into options and futures contracts may be limited.

Certain options, futures and foreign currency contracts held by a Fund at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes -- i.e., treated as having been sold at market value. For options and futures contracts, sixty percent of any gain or loss recognized on these deemed sales and on actual dispositions will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss, regardless of how long the Fund has held such options or futures. Any gain or loss recognized on foreign currency contracts will be treated as ordinary income, unless an election under Section 988 (a) (1) (B) of the Tax Code is made, in which case the rule for options and futures contracts will apply.



The International Equity Fund will, and the Equity Income Fund, the Large Cap Growth Fund and the Small Cap Growth Fund may, invest in equity securities of foreign issuers. If these Funds purchase shares in certain foreign investment companies, they may be subject to federal income tax on a portion of an "excess distribution" from such foreign investment companies or gain from the disposition of such shares, even though such income may have to be distributed as a taxable dividend by a Fund to its respective shareholders. In addition, certain interest charges may be imposed on the Equity Funds or its respective shareholders in respect of unpaid taxes arising from such distributions or gains. Alternatively, the Equity Funds would be required each year to include in its income and distribute to shareholders a pro rata portion of a foreign investment company's income, whether or not distributed to the Fund. If proposed Treasury regulations become effective, the Equity Funds will be able to make a "marked-to-market" election, i.e., treat the shares of foreign investment companies as sold on the last day of the Equity Funds' taxable year, and thereby avoid the special federal income tax and interest charge. If this election becomes available, a special transition rule in the proposed regulations would require the Equity Funds to mark-to-market all of its shares in such companies on the first day of its taxable year for which the mark-to-market rules are in effect and pay a non-deductible interest charge. The gains the Equity Funds would recognize from the mark-to-market election would be included in the net investment income they must distribute to shareholders, notwithstanding that a Fund would receive no cash in respect of such gains.



It is expected that the Money Fund, the Equity Income Fund, the Large Cap Growth Fund, the Small Cap Growth Fund, the International Equity Fund and the Intermediate Investment Grade Fund may be subject to foreign withholding taxes with respect to income received from sources within foreign countries. The International Equity Fund intends to elect to "pass through" to its investors the amount of foreign income taxes paid by the Fund, with the result that each shareholder will (i) include in gross income, even though not actually received, the pro rata share of the Fund's foreign income taxes, and (ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S. federal income tax) the pro rata share of the Fund's foreign income taxes. A foreign tax credit may not exceed the U.S. federal income tax otherwise payable with respect to the Fund's foreign source income. For this purpose, each shareholder must treat as foreign source gross income (i) his proportionate share of foreign taxes paid by the Fund and (ii) the portion of any dividend paid by the Fund which represents income derived from foreign sources; the gain from the sale of securities will generally be treated as U.S. source income. This foreign tax credit limitation is applied separately to separate categories of income; dividends from the will be treated as "passive" or "financial services" income for this purpose. The effect of this limitation may be to prevent from claiming as a credit the full amount of their pro rate share of the Fund's foreign income taxes.


Each Fund may be subject to state or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of a Fund and its shareholders in those states that have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult their own tax advisors with respect to any state or local taxes.

Foreign Shareholders. Dividends of net investment income and distributions of realized net short-term gains in excess of net long-term losses to a shareholder who, as to the United States, is a non-resident alien individual, fiduciary of a foreign trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to United States withholding tax at the rate of 30% (or lower treaty rate) unless the dividends are effectively connected with a United States trade or business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to United States individuals or domestic corporations. Distributions of net long-term capital gains to foreign shareholders will not be subject to United States tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a foreign shareholder who is a non-resident alien individual, the shareholder was present in the United States for more than 182 days during the taxable year and certain other conditions are met.

In the case of a foreign shareholder who is a non-resident alien individual and who is not otherwise subject to withholding as described above, a Fund may be required to withhold United States federal income tax at the rate of 31% unless IRS Form W-8 is provided.

Transfers by gift of shares of a Fund by a foreign shareholder who is a non-resident alien individual will not be subject to United States federal gift tax, but the value of shares of the Fund held by such a shareholder at his or her death will be includible in his or her gross estate for United States federal estate tax purposes.


Tax-Exempt Funds. Both of the Tax-Exempt Funds intend to qualify to pay exempt-interest dividends to its respective shareholders by having, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consist of tax-exempt securities. An exempt-interest dividend is that part of dividend distributions made by such Tax-Exempt Fund that consists of interest received by the Fund on tax-exempt securities. Shareholders will not incur any federal income tax on the amount of exempt-interest dividends received by them from such Tax-Exempt Fund. In view of each Tax-Exempt Fund's investment policies, it is expected that substantially all dividends will be exempt-interest dividends, although each Tax-Exempt Fund may from time to time realize and distribute net short-term capital gains or other minor amounts of taxable income.



Interest on indebtedness incurred or continued by a shareholder, whether a corporation or an individual, to purchase or carry shares of either Tax-Exempt Fund is not deductible to the extent it relates to exempt-interest dividends received by the shareholder. Any loss incurred on the sale or redemption of either Fund's shares held six months or less will be disallowed to the extent of exempt-interest dividends received with respect to such shares.



Interest on certain tax-exempt bonds that are private activity bonds within the meaning of the Tax Code is treated as a tax preference item for purposes of the alternative minimum tax, and any such interest received by a Tax-Exempt Fund and distributed to shareholders will be so treated for purposes of any alternative minimum tax liability of shareholders. The Tax-Exempt Funds are permitted to invest up to 20% of their respective assets in private activity bonds the interest from which is a preference item for purposes of alternative minimum tax. Moreover, exempt-interest dividends paid to a corporate shareholder by a Tax-Exempt Fund (whether or not from interest on private activity bonds) will be taken into account (i) in determining the alternative minimum tax imposed on 75% of the excess of adjusted current earnings over alternative minimum taxable income, (ii) in calculating the environmental tax equal to .12% of a corporation's modified alternative taxable income in excess of $2 million, and (iii) in determining the foreign branch profits tax imposed on effectively connected earnings and profits (with adjustments) of United States branches of foreign corporations.



Holders of shares of either class of either Tax-Exempt Fund who are subject to New York State and New York City personal income taxes on dividends will not be subject to such tax on distributions from the respective Tax-Exempt Fund to the extent that the distributions qualify as exempt-interest dividends and represent income attributable to federally tax-exempt obligations of the State of New York and its subdivisions, agencies and instrumentalities (as well as certain other federally tax-exempt obligations the interest on which is exempt from New York State and New York City personal income taxes, such as, for example, certain obligations of Puerto Rico). To the extent that distributions from either class of either Tax-Exempt Fund are derived from other income, including long- and short-term capital gains and income from securities lending, such distributions will not be exempt from New York State or New York City personal income taxes.




Distributions from either Tax-Exempt Fund are not excluded in determining New York State or City franchise taxes on corporations and financial institutions.



Annual statements as to the portion of distributions of both Tax-Exempt Funds that is attributable to interest that is exempt from federal income tax and, in the case of the Intermediate New York Tax-Exempt Fund, New York State and City personal income tax will be provided to shareholders shortly after the end of the taxable year.



================================================================================
SPECIAL CONSIDERATIONS RELATING TO INVESTMENTS IN NEW YORK MUNICIPAL OBLIGATIONS

The following information is a summary of special factors affecting the Intermediate New York Tax-Exempt Fund. It does not purport to be a complete description and is based on information from official statements relating to securities offerings of New York issuers and, with respect to information about credit ratings, from newspaper reports.


General

New York (the "State") is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The State's location, air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. The State has a declining proportion of its workforce engaged in manufacturing and an increasing proportion engaged in service industries. This transition reflects a national trend.

The State has historically been one of the wealthiest states in the nation. For decades, however, the State economy has grown more slowly that that of the nation as a whole, resulting in the gradual erosion of its relative economic affluence. Statewide, urban centers have experienced significant changes involving migration of the more affluent to the suburbs and an influx of generally less affluent residents. Regionally, the older Northeast cities have suffered because of the relative success that the South and the West have had in attracting people and business. New York City (the "City") has also had to face greater competition as other major cities have developed financial and business capabilities which make them less dependent on the specialized services traditionally available almost exclusively in the City.


Although industry and commerce are broadly spread across the State, particular activities are concentrated in the following areas: Westchester County -- headquarters for several major corporations; Buffalo -- diverse manufacturing base; Rochester -- manufacture of photographic and optical equipment; Syracuse and Utica-Rome area -- production of machinery and transportation equipment; Albany-Troy-Schenectady -- government and education center and production of electrical products; Binghampton -- original site of the International Business Machines Corporation and continued concentration of employment in computer and other high technology manufacturing; and New York City -- headquarters for the nation's securities business and for a major portion of the nation's major commercial banks, diversified financial institutions and life insurance companies. In addition, the City houses the home offices of three major radio and television broadcasting networks, most of the national magazines and a substantial portion of the nation's book publishers. The City also retains leadership in the design and manufacture of men's and women's apparel.

Economic Outlook

The economic and financial condition of the State may be affected by various financial, social, economic and political factors. Those factors can be very complex, may vary from fiscal year to fiscal year, and are frequently the result of actions taken not only by the State and its agencies and instrumentalities, but also by entities, such as the federal government, that are not under the control of the State. The State Financial Plan is based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and the State economies. Many uncertainties exist in forecasts of both the national and State economies, including consumer attitudes toward spending, federal financial and monetary policies, the availability of credit, and the condition of the world economy, which would have an adverse effect on the State. There can be no assurance that the State economy will not experience results in the current fiscal year that are worse than predicted, with corresponding material and adverse effects on the State's projections of receipts and disbursements.

The national economy began the current expansion in 1991 and has added over 11 million jobs since early 1992. However, the recession lasted longer in the State and the State's economic recovery has lagged behind the nation's. Although the State has added approximately 240,000 jobs since November 1992, employment growth in the State has been hindered during recent years by significant cutbacks in the computer and instrument manufacturing, utility, defense, and banking industries.

The State has for many years had a very high State and local tax burden relative to other States. The State and its localities have used these taxes to develop and maintain their transportation networks, public schools and colleges, public health systems, other social services and recreational facilities. Despite these benefits, the burden of State and local taxation, in combination with the many other causes of regional economic dislocation, may have contributed to the decisions of some businesses and individuals to relocate outside, or not locate within, the State.

To stimulate the State's economic growth, the State has developed programs, including the provision of direct financial assistance, designed to assist businesses to expand existing operations located within the State and to attract new businesses to the State.

In addition, the State has provided various tax incentives to encourage business relocation and expansion. These programs include direct tax abatements from local property taxes for new facilities (subject to locality approval) and investment tax credits that are applied against the State corporation franchise tax. Furthermore, the State has created 40 "economic development zones" in economically distressed regions of the State. Businesses in these zones are provided a variety of tax and other incentives to create jobs and make investments in the zones.


Current Fiscal Year



The State's current fiscal year commenced on April 1, 1996, and ends on March 31, 1997, and is referred to herein as the State's 1996-97 fiscal year. The State's budget for the 1996-97 fiscal year was enacted by the Legislature on July 13, 1996, more than three months after the start of the fiscal year. The State Financial Plan for the 1996-97 fiscal year was formulated on July 25, 1996 and is based on the State's budget as enacted by the Legislature and signed into law by the Governor, as well as actual results for the first quarter of the current fiscal year.



After adjustments for comparability between fiscal years, the adopted 1996-97 budget projects a year-over-year increase in General Fund disbursements of 0.2 percent. Adjusted State Funds (excluding federal grants) disbursements are projected to increase by 1.6 percent from the prior fiscal year. All

Governmental Funds projected disbursements increase by 4.1 percent over the prior fiscal year, after adjustments for comparability.



The 1996-97 State Financial Plan is projected to be balanced on a cash basis. As compared to the Governor's proposed budget as revised on March 20, 1996, the State's adopted budget for 1996-97 increases General Fund spending by $842 million, primarily from increases for education, special education and higher education ($563 million). The balance represents funding increases to a variety of other programs, including community projects and increased assistance to fiscally distressed cites. Resources used to fund these additional expenditures include $540 million in increased revenues projected for 1996-97 based on higher-than-projected tax collections during the first half of calendar 1996, $110 million in projected receipts from a new State tax amnesty program, and other resources including certain non-recurring resources. The total amount of non-recurring resources included in the 1996-97 State budget is projected by the Division of Budget (the "DOB") to be $1.3 billion, or 3.9 percent of total General Fund receipts.



The economic and financial condition of the State may be affected by various financial, social, economic and political factors. Those factors can be very complex, may vary from fiscal year to fiscal year, and are frequently the result of actions taken not only by the State and its agencies and instrumentalities, but also by entities, such as the federal government, that are not under the control of the State. In addition, the State Financial Plan is based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and the State economies. The DOB believes that its projections of receipts and disbursements relating to the current State Financial Plan, and the assumptions on which they are based, are reasonable. Actual results, however, could differ materially and adversely from the projections set forth herein, and those projections may be changed materially and adversely from time to time. There are also risks and uncertainties concerning the future-year impact of actions taken in the 1996-97 budget.



The four governmental fund types that comprise the State Financial Plan are the General Fund, the Special Revenue Funds, the Capital Projects Funds, and the Debt Service Funds. This fund structure adheres to accounting standards of the Governmental Accounting Standards Board. The General Fund is the principal operating fund of the State and is used to account for all financial transactions, except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes. In the State's 1996-97 fiscal year, the General Fund is expected to account for approximately 47 percent of total Governmental Funds disbursements and 71 percent of total State Funds disbursements. General Fund moneys are also transferred to other funds, primarily to support certain capital projects and debt service payments in other fund types. The General Fund is projected to be balanced on a cash basis for the 1996-97 fiscal year. Total receipts and transfers from other funds are projected to be $33.17 billion, an increase of $365 million from the prior fiscal year. Total General Fund disbursements and transfers to other funds are projected to be $33.12 billion, an increase of $444 million from the total in the prior fiscal year.



General Fund Receipts



Major statutory changes adopted with the 1996-97 budget that affect 1996-97 include: tax reductions totaling $83 million, adoption of a tax amnesty program expected to increase receipts by $110 million, and a variety of measures increasing miscellaneous receipts by approximately $675 million.



In 1995, the State enacted a tax-reduction program designed to reduce receipts from the personal income tax by 20 percent over three years. Prior to 1995, the tax had remained substantially unchanged since 1989 as a result of annual deferrals of tax reductions originally enacted in 1987. The tax-reduction program is estimated to reduce receipts by $2.3 billion in the 1996-97 fiscal year, compared to what tax receipts would have been under the pre-1995 rate structure. The program also includes increases in the standard deduction, widening tax brackets to increase the income thresholds to which higher tax rates apply, and modification of certain tax credits. The projected yield of the personal income tax for the 1996-97 fiscal year is $17.1 billion, an increase of $103 million from reported collections in the State's 1995-96 fiscal year. The increase reflects both the effects of the tax reductions noted above and the fact that reported collections in the preceding year were affected by net refund reserve account transactions that depressed collections in 1995-96 by $500 million. The income base for the tax is projected to rise approximately 5 percent for the 1996 tax year.



User taxes and fees are comprised of three-quarters of the State four percent sales and use tax (the balance, one percent, flows to support Local Government Assistance Corporation ("LGAC") debt service requirements), cigarette, alcoholic beverage container, and auto rental taxes, and a portion of the motor fuel excise levies. Also included in this category are receipts from the motor vehicle registration fees and alcoholic beverage license fees. Receipts in this category in the State's 1996-97 fiscal year are expected to total $6.73 billion, an increase of $97 million from reported 1995-96 results. Underlying growth in the continuing sales tax base is forecast to be 5 percent, accounting for the increase in the category as a whole. Projected receipts in 1996-97 are adversely affected by the full-year effects of reductions in the diesel motor fuel, container and beer taxes adopted in 1995 and by a temporary reduction of the sales tax on clothing enacted in 1996.



Business taxes include franchise taxes based generally on net income of general business, bank and insurance corporations, as well as gross-receipts-based taxes on utilities and gallonage-based petroleum business taxes. Total business tax receipts in the State's 1996-97 fiscal year are projected at $4.62 billion, a decline of $360 million from reported 1995-96 results. The decline results from the continuing effects of tax reductions originally enacted in 1994 and 1995, valued at approximately $300 million more in 1996-97 than in 1995-96, and the previously scheduled diversion of petroleum business and other tax receipts to dedicated transportation funds (valued at approximately $130 million more in 1996-97 than in 1995-96). These factors outweigh the modest growth projected in the bases of the continuing tax structure.



Other taxes include estate, gift and real estate transfer taxes, a tax on gains from the sale or transfer of certain real estate where the total consideration exceeds $1 million, a pari-mutuel tax and other minor levies. Total receipts from this category in the State's 1996-97 fiscal year are projected at $948 million, $151 million less than in the preceding year.



Miscellaneous receipts include investment income, abandoned property receipts, medical provider assessments, receipts from public authorities, and certain other license and fee revenues. Receipts in this category in the State's 1996-97 fiscal year are expected to total $2.1 billion, an increase of $683 million above the amount received in the prior State fiscal year. This includes $481 million in surplus revenues from the Medical Malpractice Insurance Association ("MMIA"), and other various non-recurring resources. MMIA is a statutorily-created joint underwriting association of property/casualty insurance companies authorized to write certain personal liability insurance in the State which provides primary and excess medical malpractice insurance for medical service providers in the State. It has been reported that certain health care providers are considering a challenge to the State's right to these surplus revenues.



Transfers from other funds to the General Fund consist primarily of tax revenues in excess of debt service requirements, particularly the one percent sales tax used to support payments to LGAC. In the 1996-97 fiscal year, excess sales tax revenues are projected to be $1.4 billion, $75 million more than in the 1995-96 fiscal year. All other transfers are projected to decrease by $82 million, primarily reflecting the non-recurring transfer of $117 million from the Mass Transportation Operating Assistance Fund to the Revenue Accumulation fund in 1995-96. As a result, total transfers are virtually unchanged year-to-year.




General Fund Disbursements



Grants to local governments is the largest category of General Fund disbursements, and accounts for approximately 70 percent of overall General Fund spending. Disbursements from this category are projected to total $23.13 billion in the 1996-97 State Financial Plan, an increase of $597 million (2.6 percent) from 1995-96 levels. This category of the State Financial Plan includes $11.27 billion in aid for elementary, secondary, and higher education, accounting for 49 cents of every dollar spent in this category. On a school year basis, formula-based elementary and secondary education aid increased $217 million from 1995-96 levels.


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General Fund payments for Medicaid are projected to be $5.29 billion, virtually unchanged from the level of $5.34 billion in 1995-96 and down from $5.79 billion in 1994-95. Other social service spending is forecast to increase by only $7 million to $3.17 billion in 1996-97, down from $3.34 billion in 1994-95.



State operations spending reflects the administrative costs of operating the State's agencies, including the prison system, mental hygiene institutions, the State University system ("SUNY"), the Legislature, and the court system. Personal service costs account for approximately 76 percent of this category in 1996-97. Since January 1995, the State's workforce has been reduced by about 15,000 positions, with a decrease of 5,000 positions expected in 1996-97.
State employees will not receive a general salary increase this year as part of the collective bargaining agreements recently negotiated for the 1995-96 through 1998-99 fiscal years. Disbursements for State operations are projected at $5.82 billion, a decrease of $135 million or 2.3 percent. The lack of growth in this category reflects the workforce reduction program for 1996-97 that will be accomplished primarily through attrition, a continued hiring freeze and implementation of a retirement incentive program.



General State charges primarily reflect the costs of providing fringe benefits for State employees, including contributions to pension systems, the employer's share of social security contributions, employer contributions toward the cost of health insurance, and the costs of providing worker's compensation and unemployment insurance benefits. This category also reflects certain fixed costs such as payments in lieu of taxes, and payments of judgments against the State or its public officers. Disbursements in this category are projected to total $2.22 billion in the 1996-97 State Financial Plan, an increase of $138 million from the 1995-96 levels.


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


Debt service paid from the General Fund for 1996-97 reflects only the $10 million interest cost of the State's commercial paper program. No cost is included for a TRAN borrowing, since none is expected to be undertaken. The State's annual spring borrowing has been eliminated.



Transfers to other funds from the General Fund are made primarily to finance certain portions of State capital project spending and debt service on long-term bonds, where these costs are not funded from other sources. Transfers are projected to total $1.94 billion, a decrease of $161 million or
7.7 percent from 1995-96 levels. Transfers in support of capital projects decrease $210 million due to the availability of non-recurring revenues which will be deposited directly to the Capital Projects Funds in 1996-97 and the reclassification of economic development programs from capital projects to grants to local governments. Transfers in support of debt service increase $60 million reflecting prior year bond sales for prisons, housing programs, and SUNY.



Special Revenue Funds



Special Revenue Funds are used to account for the proceeds of specific revenue sources such as federal grants that are legally restricted, either by the Legislature or outside parties, to expenditures for specified purposes. Although activity in this fund type is expected to comprise approximately 43 percent of total government funds receipts in the 1996-97 fiscal year, three-quarters of that activity relates to federally-funded programs.



Projected receipts in this fund type total $28.04 billion, an increase of $2.43 billion (9.5 percent) over the prior year. Projected disbursements in this fund type total $28.51 billion, an increase of $2.25 billion (8.6 percent) over 1995-96 levels. Disbursements from federal funds, primarily the federal share of Medicaid and other social services programs, are projected to total $21.31 billion in the 1996-97 fiscal year. Remaining projected spending of $7.20 billion primarily reflects aid to SUNY supported by tuition and dormitory fees, education aid funded from lottery receipts, operating aid payments to the Metropolitan Transportation Authority funded from the proceeds of dedicated transportation taxes, and costs of a variety of self-supporting programs which deliver services financed by user fees.



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


Capital Projects Funds



Capital Projects Funds are used to account for the financial resources used for the acquisition, construction, or rehabilitation of major State capital facilities and for capital assistance grants to certain local governments or public authorities. This fund type consists of the Capital Projects Fund, which is supported by tax receipts transferred from the General Fund, and 37 other capital funds established to distinguish specific capital construction purposes supported by other revenues. In the 1996-97 fiscal year, activity in these funds is expected to comprise 6 percent of total governmental receipts.



Total receipts in this fund type are projected at $3.58 billion. Disbursements from this fund type are projected to be $3.85 billion, a decrease of $120 million (3.1 percent) over prior-year levels, due in part to a reclassification of economic development projects to the category of grants to local governments in the General Fund. The Dedicated Highway and Bridge Trust Fund is the single largest dedicated fund, comprising an estimated $920 million (24 percent) of the activity in this fund type. Total spending for capital projects will be financed through a combination of sources: federal grants (28 percent), public authority bond proceeds (34 percent), general obligation bond proceeds (12 percent), and pay-as-you-go revenues (26 percent).



Debt Service Funds



Debt Service Funds are used to account for the payment of principal of, and interest on, long-term debt of the State and to meet commitments under lease-purchase and other contractual-obligation financing arrangements. This fund type is expected to comprise 4 percent of total governmental fund receipts and disbursements in the 1996-97 fiscal year. Receipts in these funds in excess of debt service requirements may be transferred to the General Fund and Special Revenue Funds, pursuant to law.



The Debt Service fund type consists of the General Debt Service Fund, which is supported primarily by tax receipts transferred from the General Fund, and other funds established to accumulate moneys for the payment of debt service. In the 1996-97 fiscal year, total disbursements in this fund type are projected at $2.58 billion, an increase of $164 million or 6.8 percent. The projected transfer from the General Fund of $1.59 billion is expected to finance 62 percent of these payments.



The remaining payments are expected to be financed by pledged revenues, including $1.83 billion in taxes, $234 million in dedicated fees, and $2.35 billion in patient revenues, including transfers of federal and State reimbursements and State dedicated taxes. After required impoundment for debt service, $3.7 billion is expected to be transferred to the General Fund and other funds in support of State operations. The largest transfer -- $1.9 billion -- is made to the Special Revenue fund type in support of operations of the mental hygiene agencies. Another $1.4 billion in excess sales tax is expected to be transferred to the General Fund, following payment of projected debt service on LGAC bonds.


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


Out-year Projections of Receipts and Disbursements



The 1996-97 State Financial Plan includes actions that will have an effect on the budget outlook for State fiscal year 1996-97 and beyond. The Division of the Budget estimates that the 1996-97 State Financial Plan contains actions that provide non-recurring resources or savings totaling approximately $1.3 billion. These include the use of $481 million in surplus funds available from MMIA, $134 million in savings from a refinancing of certain pension obligations, $88 million in projected savings from bond refundings, and $36 million in surplus fund transfers. The balance is composed of $314 million in resources carried forward from the State's 1995-96 fiscal year and various other actions, including that portion of the proposed tax amnesty program that is projected to be non-recurring.



The State closed projected budget gaps of $5.0 billion and $3.9 billion for its 1995-96 and 1996-97 fiscal years, respectively. The 1997-98 gap was projected at $1.44 billion, based on the Governor's proposed budget of December 1995. As a result of changes made in the enacted budget, that gap is now expected to be larger. However, the gap is not expected to be as large as those faced in the prior two fiscal years. The Governor has indicated that he will propose to close any potential imbalance primarily through General Fund expenditure reductions and without increases in taxes or deferrals of scheduled tax reductions.



The out-year projection will be impacted by a variety of factors. Enacted tax reductions, which reduced receipts in the 1996-97 Fiscal year by an incremental $2.4 billion, are projected to reduce receipts in the 1997-98 fiscal year by an additional increment of $2.1 billion. The use of up to $1.3 billion of non-recurring resources in 1996-97, and the annualized costs of certain program increases in the 1996-97 enacted budget, will both add additional pressure in closing the 1997-98 gap.



Actions undertaken in the State's 1996-97 fiscal year, such as workforce reductions, health care and education reforms, and strict controls on State agency spending, are expected to provide larger recurring savings in 1997-98. Sustained growth in the State's economy and continued declines in welfare caseload and Medicaid costs would produce additional savings in the 1997-98 Financial Plan. Finally, future federal reforms of welfare and/or Medicaid could potentially provide savings to the State in State fiscal year 1997-98.

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


Prior Fiscal Years



New York State's financial operations have improved during recent fiscal years. During the period 1989-90 through 1991-92, the State incurred General Fund operating deficits that were closed with receipts from the issuance of tax and revenue anticipation notes ("TRANs"). First, the national recession, and then the lingering economic slowdown in the New York and regional economy, resulted in repeated shortfalls in receipts and three budget deficits. For its 1992-93, 1993-94, and 1994-95 fiscal years, the State recorded balanced budgets on a cash basis, with substantial fund balances in 1992-93 and 1993-94, and a smaller fund balance in 1995-96.



In his Executive Budget, the Governor indicated that in the 1995-96 fiscal year, the State Financial Plan, based on then-current law governing spending and revenues, would be out of balance by almost $4.7 billion, as a result of the projected structural deficit resulting from the ongoing disparity between sluggish growth in receipts, the effect of prior-year tax changes, and the rapid acceleration of spending growth; the impact of unfunded 1994-95 initiatives, primarily for local aid programs; and the use of one-time solutions, primarily surplus funds from the prior year, to fund recurring spending in the 1994-95 budget. The Governor proposed additional tax cuts, to spur economic growth and provide relief for low- and middle-income tax payers, which were larger than those ultimately adopted, and which added
$240 million to the then projected imbalance or budget gap, bringing the total to approximately $5 billion.



1995-96 Fiscal Year



In his Executive Budget, the Governor indicated that in the 1995-96 fiscal year, the State Financial Plan, based on then-current law governing spending and revenues, would be out of balance by almost $4.7 billion, as a result of the projected structural deficit resulting from the ongoing disparity between sluggish growth in receipts, the effect of prior-year tax changes, and the rapid acceleration of spending growth; the impact of unfunded 1994-95 initiatives, primarily for local aid program; and the use of one-time solutions, primarily surplus funds from the prior year, to fund recurring spending in the 1994-95 budget. The Governor proposed additional tax cuts, to spur economic growth and provide relief for low- and middle-income tax payers, which were larger than those ultimately adopted, and which added $240 million to the then projected imbalance or budget gap, bringing the total to approximately $5 billion.



This gap in the 1995-96 State Financial Plan was closed thorugh a series of actions, mainly spending reductions and cost containment measures and certain reestimates that are expected to be recurring, but also through the use of one-time solutions. The State Financial Plan called for (i) nearly $1.6 billion in savings from cost containment, disbursement reestimates, and other savings in social welfare programs, including Medicaid, income maintenance, and various child and family care programs; (ii) $2.2 billion in savings from State agency actions to reduce spending on the State workforce, the State University of New York ("SUNY") and the City University of New York ("CUNY"), mental hygiene programs, capital projects, the prison system and fringe benefits; (iii) $300 million in savings from local assistance reforms, including actions affecting school aid and revenue sharing while proposing program legislations to provide relief from certain mandates that increase local spending; (iv) over $400 million in revenue measures, primarily a new Quick Draw Lottery game, changes to tax payment schedules, and the sale of assets; and (v) $300 million from reestimates in receipts.

As a result of these and other efforts, the State ended its 1995-96 fiscal year with balances in the General Fund, Special Revenue Funds and Debt Service Funds of $287 million, $499 million and $160 million, respectively, and a deficit of $292 million in the Capital Projects Funds.



1993-94 Fiscal Year


The State ended its 1993-94 fiscal year with a balance of $1.140 billion in the tax refund reserve account, $265 million in its Contingency Reserve Fund and $134 million in its Tax Stabilization Reserve Fund. These fund balances were primarily the result of an improving national economy, State employment growth, tax collections that exceeded earlier projections and disbursements that were below expectations. Deposits to the personal income tax refund reserve have the effect of reducing reported personal income tax receipts in the fiscal year when made and withdrawals from such reserve increase receipts in the fiscal year when made. The balance in the tax refund reserve account will be used to pay taxpayer refunds, rather than drawing from 1994-95 receipts.

1992-93 Fiscal Year

The State ended its 1992-93 fiscal year with a balance of $671 million in the tax refund reserve account and $67 million in the Tax Stabilization Reserve Fund. The State's 1992-93 fiscal year was characterized by performance that was better than projected for the national and regional


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

economies. National gross domestic product, State personal income, and State employment and unemployment performed better than originally projected in April

1992. This favorable economic performance, particularly at year end, combined with a tax-induced acceleration of income into 1992, was the primary cause of the General Fund surplus. Personal income tax collections were more than $700 million higher than originally projected (before reflecting the tax refund reserve account transaction), primarily in the withholding and estimated payment components of the tax. There were, however, large and mainly offsetting variances in other categories of receipts.

Certain Litigation


Certain litigation pending against New York or its officers or employees could have a substantial or long-term adverse effect on New York finances. Among the more significant of these cases are those that involve: (i) the validity of agreements and treaties by which various Indian tribes transferred to New York title to certain land in New York; (ii) certain aspects of New York's Medicaid rates and regulations, including reimbursements to providers of mandatory and optional Medicaid services, and the eligibility for and nature of home care services; (iii) challenges to provisions of Section 2807-C of the Public Health Law, which impose a 13% surcharge on inpatient hospital bills paid by commercial insurers and employee welfare benefit plans and portions of Chapter 55 of the laws of 1992, which require hospitals to impose and remit to the State an 11% surcharge on hospital bills paid by commercial insurers and which require health maintenance organizations to remit to the State a surcharge of up to 9%; (iv) an action against the State of New York and New York City officials alleging that the present level of shelter allowance for public assistance recipients is inadequate under statutory standards to maintain proper housing; (v) challenges to the practice of reimbursing certain Office of Mental Health patient care expenses from the client's Social Security benefits;
(vi) alleged responsibility of New York officials to assist in remedying racial segregation in the public schools in the City of Yonkers; (vii) an action seeking reimbursement from the State for certain costs arising out of the provision of preschool services and programs for children with handicapping conditions; a claim that the State's Department of Environmental Conservation prevented the completion of a cogeneration facility by the projected date by failing to provide data in a timely manner and that the plaintiff thereby suffered damages. In addition, aspects of petroleum business taxes are the subject of administrative claims and litigation.



Similarly, certain litigation which by itself did not produce a material judgement against the State could have an adverse impact on the State Financial Plan because of the precedential nature of the court's decision. Specifically, the State Court of Appeals has denied a motion to appeal a lower court decision in the so-called "GTE Spacenet" case, in which the court ruled the GTE Spacenet was not subject to the 3.5 percent tax on gross receipts imposed under section 186-a of the tax law. The court decision is limited to provisions of section 186-a as it existed prior to 1995 amendments, and has little prospective effect. While this litigation in and of itself carries only a small judgement in favor of GTE Spacenet and similar companies, the consequences of the ruling could eventually entail refunds to other taxpayers of several hundred million dollars. Refund claims of over $300 million have been filed which, with interest and assuming a similar exposure for open years for which claims have yet to be filed, could approach $600 million in potential claims.



The fiscal health of the State may also be affected by the fiscal health of New York City (the "City"), which continues to require significant financial assistance from the State. The State could also be affected by the ability of the City to market its securities successfully in the public credit markets.



In response to the City's fiscal crisis in 1975, the State took action to assist the City in returning to fiscal stability. Among those actions, the State established NYC MAC to provide financing assistance to the City; the New York State Financial Control Board (the "Control Board") to oversee the City's financial affairs; and the Office of the State Deputy Comptroller for the City of New York ("OSDC") to assist the Control Board in exercising its powers and responsibilities. A "Control Period" existed from 1975 to 1986 during which the City was subject to certain statutorily-prescribed fiscal controls. Although the Control Board terminated the Control Period in 1986 when certain statutory conditions were met and suspended certain Control Board powers, upon the occurrence or "substantial likelihood and imminence" of the occurrence of certain events, including (but not limited to) a City operating budget deficit of more than $100 million or impaired access to the public credit markets, the Control Board is required by law to reimpose a Control Period.


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


Currently, the City and its Covered Organizations (i.e., those which receive or may receive moneys from the City directly, indirectly or contingently) operate under a four-year financial plan (the "Financial Plan") which the City prepares annually and periodically updates. Implementation of the Financial Plan is dependent upon the ability of the City and certain Covered Organizations to market their securities successfully. The City issues securities to finance, refinance and rehabilitate infrastructure and other capital needs, as well as for seasonal financing needs. The City currently projects that if no action is taken, it will exceed its State Constitutional general debt limit beginning in City fiscal year 1998. The current Financial Plan includes certain alternative methods of financing a portion of the City's capital program which require State or other outside approval. Future developments concerning the City or its Covered Organizations, and public discussion of such developments, as well as prevailing market conditions and securities credit ratings, may affect the ability or cost to sell securities issued by the City or such Covered Organizations and may also affect the market for their outstanding securities.



The staffs of the Control Board, OSDC and the City Comptroller issue periodic reports on the City's Financial Plans which analyze the City's forecasts of revenues and expenditures, cash flow, and debt service requirements for, and

Financial Plan compliance by, the City and its Covered Organizations. According to recent staff reports, the City's economy has experienced weak employment and moderate wage and income growth throughout the mid-1990s. Although this trend is expected to continue for the rest of the decade, there is the risk of a slowdown in the City's economy in the next few years, which would depress revenue growth and put further strains on the City's budget. These reports have also indicated that recent City budgets have been balanced in part through the use of non-recurring resources; that the City's Financial Plan tends to rely on actions outside its direct control; that the City has not yet brought its long-term expenditure growth in line with recurring revenue growth; and that the City is therefore likely to continue to face substantial future budget gaps that must be closed with reduced expenditures and/or increased revenues.


Other Localities

Certain localities outside New York City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional assistance is not included in the projections of the State's receipts and disbursements for the State's 1996-97 fiscal year.



Fiscal difficulties experienced by the City of Yonkers resulted in the re-establishment of the Financial Control Board for the City of Yonkers by the State in 1984. That Board is charged with oversight of the fiscal affairs of Yonkers. Future actions taken by the State to assist Yonkers could result in increased State expenditures for extraordinary local assistance.



Beginning in 1990, the City of Troy experienced a series of budgetary deficits that resulted in the establishment of a Supervisory Board for the City of Troy in 1994. The Supervisory Board's powers were increased in 1995, when Troy MAC was created to help Troy avoid default on certain obligations. The legislation creating Troy MAC prohibits the City of Troy from seeking federal bankruptcy protection while Troy MAC bonds are outstanding.



Seventeen municipalities received extraordinary assistance during the 1996 legislative session through $50 million in special appropriations targeted for distressed cities.


From time to time, federal expenditure reductions could reduce, or in some cases, eliminate, federal funding of some local programs, and accordingly might impose substantial increased expenditure requirements on affected localities. If the State, the City or any of the public authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within the State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Long-range


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

potential problems of declining urban population, increasing expenditures and other economic trends could adversely affect localities and require increasing State assistance in the future.

Authorities

The fiscal stability of the State is related, in part, to the fiscal stability of its public authorities. Public authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself and may issue bonds and notes within the amounts, and as otherwise restricted by, their legislative authorization. As of September 30, 1994, there were 18 public authorities that had aggregate outstanding debt of $70.3 billion. Some authorities also receive moneys from State appropriations to pay for the operating costs of certain of their programs.


The Metropolitan Transit Authority (the "MTA"), which receives the bulk of the appropriated moneys from the State, oversees the operation of the City's bus and subway system by its affiliates, the New York City Transit Authority and Manhattan and Bronx Surface Transit Operating Authority (collectively, the "TA").



The MTA operates certain commuter rail and bus services in the New York Metropolitan area through MTA's subsidiaries, the Long Island Rail Road Company, the Metro-North Commuter Railroad Company, and the Metropolitan Suburban Bus Authority. In addition, the Staten Island Rapid Transit Operating Authority, an MTA subsidiary, operates a rapid transit line on Staten Island. Through its affiliated agency, the Triborough Bridge and Tunnel Authority (the "TBTA"), the MTA operates certain intrastate toll bridges and tunnels. Because fare revenues are not sufficient to finance the mass transit portion of these operations, the MTA has depended, and will continue to depend, for operating support upon a system of State, local government and TBTA support, and, to the extent available, federal operating assistance, including loans, grants and subsidies. If current revenue projections are not realized and/or operating expenses exceed current projections, the TA or commuter railroads may be required to seek additional State assistance, raise fares or take other actions.



Since 1980, the State has enacted several taxes-including a surcharge on the profits of banks, insurance corporations and general business corporations doing business in the 12-county Metropolitan Transportation Region served by the MTA and a special one-quarter of 1 percent regional sales and use tax-that provide revenues for mass transit purposes, including assistance to the MTA. Since 1987 State laws has required that the proceeds of a one-quarter of 1 percent mortgage recording tax paid on certain mortgages in the Metropolitan Transportation Region be deposited in a special MTA fund for operating or capital expenses. In 1993, the State dedicated a portion of certain additional State petroleum business tax receipts to fund operating or capital assistance to the MTA. For the 1997-97 State fiscal year, total State assistance to the MTA is estimated at approximately $1.09 billion.



State legislation accompanying the 1996-97 adopted State budget authorized the MTA, TBTA and TA to issue an aggregate of $6.5 billion in bonds to finance a portion of a new $11.98 billion MTA capital plan for the 1995 through 1999 calendar years (the "1995-99 Capital Program"), and authorized the MTA to submit the 1995-99 Capital Program to the Capital Program Review Board for approval. This plan will supersede the overlapping portion of the MTA's 1992-96 Capital Program. This is the fourth capital plan since the Legislature authorized procedures for the adoption, approval and amendment of MTA capital programs and is designed to upgrade the performance of the MTA's transportation systems by investing in new rolling stock, maintaining replacement schedules for existing assets and bringing the MTA system into a state of good repair. The 1995-99 Capital Program assumes the issuance of an estimated $5.1 billion in bonds under this $6.5 billion aggregate bonding authority. The remainder of the plan is projected to be financed through assistance from the State, the Federal Government, and the City of New York, and from various other revenues generated from actions taken by the MTA.



There can be no assurance that all the necessary governmental actions for the 1995-99 Capital Program or future capital programs will be taken, that funding sources currently identified will not be decreased or eliminated, or that the 1995-99 Capital Program, or parts thereof, will not be delayed or reduced. Should funding levels fall below current projections, the MTA would have to revise its 1995-99 Capital Program accordingly. If the 1995-99 Capital Program is delayed or reduced, ridership and fare revenues may decline, which could, among other things, impair the MTA's ability to meets its operating expenses without additional assistance.


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================================================================================
ADDITIONAL INFORMATION

As used in this Statement of Additional Information and the Prospectuses, the term "majority of a Fund's outstanding shares" (of a series, if applicable) means the vote of (i) 67% or more of the Fund's shares (of the series, if applicable) present at a meeting, if the holders of more than 50% of the Fund's outstanding shares (of the series, if applicable) are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares (of the series, if applicable), whichever is less.

Telephone calls to the Funds and The Bank of New York as shareholder servicing agent may be tape recorded.

With respect to the securities offered hereby, this Statement of Additional Information and the Prospectuses do not contain all the information included in the Funds' Registration Statement filed with the Securities and Exchange Commission under the Securities Act. Pursuant to the rules and regulations of the Securities and Exchange Commission, certain portions have been omitted. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C.


Statements contained in this Statement of Additional Information and the Prospectuses concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statements. Each such statement is qualified in all respects by such reference.


No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectuses and this Statement of Additional Information, in connection with the offer contained in the Prospectuses and this Statement of Additional Information and, if given or made, such other information or representations must not be relied upon as having been authorized by any of the Funds or the Distributor. The Prospectuses and this Statement of Additional Information do not constitute an offer by any Fund or by the Distributor to sell or solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Funds or the Distributor to make such offer in such jurisdictions.

                                   APPENDIX A

                         Description of Security Ratings

S&P
Corporate and Municipal Bonds

AAA Debt obligations rated AAA have the highest ratings assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA Debt obligations rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A Debt obligations rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debts in higher rated categories.

BBB Debt obligations rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debts in this category than for debts in higher rated categories.

BB Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC Debt rated CCC has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating.

NR No public rating has been requested, there may be insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Commercial Paper, Including Tax-Exempt Commercial Paper

A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

A-1 This designation indicates that the degree of safety regarding timely payment is very strong.

MOODY'S

Corporate and Municipal Bonds

Aaa Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Uncertainty of position characterizes bonds in this class.


B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be presented elements of danger with respect to principal or interest.


Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds and issue so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR No public rating has been requested, there may be insufficient information on which to base a rating, or that Moody's does not rate a particular type of obligation as a matter of policy.

Commercial Paper, Including Tax-Exempt Commercial Paper

Prime-1 Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

         -    Leading market positions in well established industries.

         -    High rates of return on funds employed.

         - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

         - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         - Well established access to a range of financial markets and assured sources of alternate liquidity.

Short-Term Tax-Exempt Notes

MIG-1 The short-term tax-exempt note rating MIG-1 is the highest rating assigned by Moody's for notes judged to be the best quality. Notes with this rating enjoy strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.


MIG-2 MIG-2 rated notes are of high quality but with margins of protection not as large as MIG-1.

--------------------------------------------------------------------------------
     CHAIRMAN'S LETTER
                                                                January 17, 1996

DEAR SHAREHOLDER:
  The BNY Hamilton Funds are pleased to provide you with the annual report for 1995. Growth in the Money Fund was strong. Net assets increased 176% to finish the year at $947 million.

  At year-end 1995, the 7-day current yield for the Hamilton Class of the BNY Hamilton Money Fund was 5.49%. The full year total return was 5.84%. For the Premier Class, the 7-day current yield at year-end was 5.22% and the full year total return was 5.54%. The 7-day current yield for the Classic Class, which was opened on December 4th, was 4.99% at year-end.*

  Overnight repurchase agreements which were collateralized by U.S. Treasury and Agency securities and commercial paper represented the largest asset sec-tors in the Fund at year end. Analysis of interest rate trends, Federal Reserve policy, supply and demand conditions in the money markets and spread relation-ships are used to determine asset composition and maturities selection.

  The Federal Funds rate began and ended 1995 at the 5.50% level. After one fi-nal tightening measure to head off inflation pressures in February, the Federal Reserve began easing monetary policy gradually during the second half of the year in recognition of softening economic activity. According to Kevin J. Bannon, Chief Investment Officer at The Bank of New York (Investment Advisor), "We expect the Federal Reserve to pursue a more aggressive easing of monetary policy in 1996." The Bank projects a year of continuing moderate economic growth of approximately 2.0% and low inflation of approximately 2.5% with the primary risks to this forecast leaning in the direction of lower versus higher rates.

  The Funds are pleased to announce the creation of a new class of shares, Ham-ilton Classic Shares. The new class, started on December 4th to serve individ-ual investors, provides a wider distribution network for the Fund.

  The BNY Hamilton Money Fund maintains a "AAAm" rating by Standard and Poor's. According to Standard and Poor's, this rating is historical and based upon the Fund's credit quality, market price exposure and management. The rating signi-fies that the Fund's safety is excellent and that it has a superior capacity to maintain its $1.00 net asset value per share. Additionally, the Fund is listed on the National Association of Insurance Commissioners (NAIC) approved list of Class 1 Money Market Funds.

I would like to welcome all new BNY Hamilton Money Fund shareholders in the Hamilton Class, Hamilton Premier Class, and Hamilton Classic Class and thank all our existing shareholders for your investment in the Fund.

Sincerely,

/s/ Eugene J. Sullivan
Eugene Sullivan

Chairman of the Board

--------
* Yields will fluctuate with market conditions. Past performance is no guaran-tee of future results. Investments in money market funds are not insured or guaranteed by the U.S. Government and there is no assurance the Fund will be able to maintain a stable net asset value of $1.00 per share.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------
TABLE OF CONTENTS

SCHEDULE OF INVESTMENTS.................................................. Page 1
STATEMENT OF ASSETS AND LIABILITIES......................................      5
STATEMENT OF OPERATIONS..................................................      5
STATEMENTS OF CHANGES IN NET ASSETS......................................      6
FINANCIAL HIGHLIGHTS.....................................................      7
NOTES TO FINANCIAL STATEMENTS............................................      8
REPORT OF INDEPENDENT ACCOUNTANTS........................................     10
DIRECTORS AND OFFICERS...................................................     11

--------------------------------------------------------------------------------
------
     BNY HAMILTON MONEY FUND
     Schedule of Investments

     DECEMBER 31, 1995

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                          MARKET VALUE
  ---------                                                        ------------
             COMMERCIAL PAPER--24.62%
             ASSET BACKED SECURITIES--TRADE & LEASE RECEIVABLES
             (PARTIAL SUPPORT)--6.22%
 $15,200,000 Ciesco L.P., 5.55%+, 3/6/96........................   $ 15,047,683
  12,000,000 Ford Credit Receivables Funding, 5.72%+, 1/2/96....     11,998,093
  20,000,000 Matterhorn Capital Corp., 5.74%+, 1/18/96..........     19,945,789
  12,000,000 Sceptre International Ltd., 5.70%+, 1/22/96........     11,960,100
                                                                   ------------
                                                                     58,951,665
                                                                   ------------
             BANK HOLDING COMPANIES--1.26%
  12,000,000 Chase Manhattan Corp., 5.60%+, 3/5/96..............     11,880,533
                                                                   ------------
             BANKS--DOMESTIC INDUSTRIES--0.84%
   8,000,000 Norwest Corp., 5.55%+, 2/16/96.....................      7,943,267
                                                                   ------------
             BANKS--FOREIGN INSTITUTIONS--2.52%
  10,000,000 Chiao Tung Bank Co., Ltd., 5.70%+, 1/29/96.........      9,955,667
  10,000,000 Royal Bank of Canada, 5.70%+, 1/29/96..............      9,955,667
   4,000,000 Toronto Dominion Holdings U.S.A., 5.60%+, 4/25/96..      3,928,444
                                                                   ------------
                                                                     23,839,778
                                                                   ------------
             BROKERAGE SERVICES--3.15%
  15,000,000 Lehman Brothers, Inc. 5.93%+, 1/4/96...............     14,992,587
  15,000,000 Merrill Lynch & Company, Inc., 5.65%+, 3/29/96.....     14,792,833
                                                                   ------------
                                                                     29,785,420
                                                                   ------------

  PRINCIPAL
   AMOUNT                                                          MARKET VALUE
  ---------                                                        ------------

             ELECTRICAL & ELECTRONIC EQUIPMENT--1.57%
 $15,000,000 Avnet Inc., 5.65%+, 2/12/96........................   $ 14,901,125
                                                                   ------------
             FINANCE COMPANIES--NON-CAPTIVE AND INDEPENDENT--
             3.15%
  10,000,000 General Electric Capital Corp., 5.50%+, 4/1/96.....      9,860,972
  20,000,000 Transamerica Corp., 5.77%+, 1/5/96.................     19,987,178
                                                                   ------------
                                                                     29,848,150
                                                                   ------------
             FINANCIAL SERVICES--OTHER CREDIT INSTITUTIONS--
             1.26%
  12,000,000 International Lease Finance Corp., 5.72%+, 1/17/96.     11,969,493
                                                                   ------------
             FOOD PROCESSING--0.41%
   4,000,000 McCormick & Co., Inc., 5.56%%+, 4/30/96............      3,925,867
                                                                   ------------
             LEASING (WHOLESALE & RETAIL)--AUTOS, TRUCKS, &
             RV'S--1.78%
  10,000,000 Ford Motor Credit Co., 5.50%+, 4/1/96..............      9,860,972
   7,000,000 Hertz Corp., 5.76%+, 1/10/96.......................      6,989,920
                                                                   ------------
                                                                     16,850,892
                                                                   ------------
             PHARMACEUTICALS, HEALTH CARE, COSMETICS & SOAP--
             0.89%
   8,500,000 Sandoz, 5.68%+, 2/5/96.............................      8,453,061
                                                                   ------------
             UTILITIES--1.57%
   5,000,000 National Rural Utilities Cooperative Finance Corp.,
             5.60%+, 2/16/96....................................      4,964,222
  10,000,000 National Rural Utilities Cooperative Finance Corp.,
             5.63%+, 2/28/96....................................      9,909,294
                                                                   ------------
                                                                     14,873,516
                                                                   ------------
             TOTAL COMMERCIAL PAPER
             (Cost $233,222,767)................................    233,222,767
                                                                   ------------

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------
     BNY HAMILTON MONEY FUND
     Schedule of Investments (Continued)

     DECEMBER 31, 1995

--------------------------------------------------------------------------------


  PRINCIPAL                                                            MARKET
   AMOUNT                                                              VALUE
  ---------                                                         ------------
             U.S. GOV'T AGENCIES & OBLIGATIONS--20.39%
             UNITED STATES GOVERNMENT AGENCY SECURITIES--18.49%
             Federal Farm Credit Bank,
 $10,000,000 5.66%, 2/1/96.......................................   $  9,999,210
   6,000,000 5.67%, 7/17/96......................................      6,000,000
  15,300,000 5.75%, 8/1/96.......................................     15,297,823
   2,000,000 5.60%, 11/1/96......................................      1,998,830
             Federal Home Loan Bank,
  15,345,000 5.49%+, 2/26/96.....................................     15,213,954
   7,500,000 5.71%, 8/9/96.......................................      7,498,409
   7,000,000 5.84%, 10/3/96......................................      7,000,000
   5,000,000 5.89%, 10/18/96.....................................      5,000,000
             Federal Home Loan Mortgage Corporation,
  12,000,000 5.52%+, 2/20/96.....................................     11,908,000
  17,000,000 5.47%+, 3/1/96......................................     16,845,017
   8,000,000 5.44%+, 3/4/96......................................      7,923,840
             Federal National Mortgage Association,
  10,000,000 5.48%+, 2/8/96......................................      9,942,156
  10,000,000 5.44%+, 3/6/96......................................      9,901,778
  10,000,000 5.51%+, 3/8/96......................................      9,897,453
   5,000,000 5.60%, 9/20/96......................................      4,999,156
   5,000,000 5.64%, 10/2/96......................................      4,995,266
   9,000,000 5.68%, 10/7/96......................................      8,998,792
   5,000,000 5.13%+, 10/30/96....................................      4,784,113
  10,000,000 5.60%, 11/1/96......................................      9,989,234
   7,000,000 5.47%, 11/14/96.....................................      6,997,358
                                                                    ------------
                                                                     175,190,389
                                                                    ------------
             UNITED STATES TREASURY NOTES--1.90%
  14,000,000 5.50%, 4/30/96......................................     13,995,962
   4,000,000 5.875%, 5/31/96.....................................      4,000,375
                                                                    ------------
                                                                      17,996,337
                                                                    ------------
             TOTAL U.S. GOV'T AGENCIES & OBLIGATIONS
             (Cost $193,186,726).................................    193,186,726
                                                                    ------------

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
  ---------                                                        ------------
             FLOATING RATE NOTES--5.78%

             BANK HOLDING COMPANIES
             --1.27%
 $12,000,000 American Express Centurion Bank, 5.9075%, payable monthly, interest resets monthly, next interest
             reset date 1/16/96, final maturity 10/16/96 (a)....   $ 11,997,157
                                                                   ------------
             BROKERAGE SERVICES--2.11%
   7,000,000 Bear Stearns Companies Inc., 6.02%, payable
             monthly, interest resets monthly, next interest
             reset date 1/24/96, final maturity 5/24/96 (a).....      7,005,089
  13,000,000 Bear Stearns Companies Inc., 6.02%, payable
             monthly, interest resets weekly, next interest
             reset date 1/2/96, final maturity 10/3/96 (a)......     13,000,000
                                                                   ------------
                                                                     20,005,089
                                                                   ------------
             UNITED STATES GOVERNMENT AGENCY SECURITIES--2.40%
  10,000,000 Federal Farm Credit Bank, 5.84%, payable quarterly, interest resets weekly, next interest reset date
             1/3/96, final maturity 11/8/96 (a).................      9,990,672
   7,000,000 Student Loan Marketing Association, 5.25%, payable semi-annually, interest resets weekly, next
             interest reset date 1/3/96, final maturity
             3/14/96 (a)........................................      7,000,000
   5,795,000 Student Loan Marketing Association, 5.40%, payable quarterly, interest resets weekly, next interest
             reset date 1/3/96, final maturity 3/20/96 (a)......      5,797,717
                                                                   ------------
                                                                     22,788,389
                                                                   ------------
             TOTAL FLOATING RATE NOTES
             (Cost $54,790,635).................................     54,790,635
                                                                   ------------

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------
     BNY HAMILTON MONEY FUND
     Schedule of Investments (Continued)

     DECEMBER 31, 1995

--------------------------------------------------------------------------------

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
  ---------                                                        ------------

             TIME DEPOSITS--5.02%
 $20,000,000 Comerica Bank, Detroit, 5.875%, 1/2/96.............   $ 20,000,000
  27,556,000 Huntington National Bank, 5.375%, 1/2/96...........     27,556,000
                                                                   ------------
             TOTAL TIME DEPOSITS
             (Cost $47,556,000).................................     47,556,000
                                                                   ------------
             CERTIFICATE OF DEPOSIT--FOREIGN INSTITUTIONS
             --1.90%
   6,000,000 Commerzbank, 5.74%, 2/6/96.........................      6,000,146
  12,000,000 Westdeutsche Landesbank Girozentrale, 5.60%,
             5/15/96                                                 12,000,000
                                                                   ------------
             TOTAL CERTIFICATE OF DEPOSIT--FOREIGN INSTITUTIONS
             (Cost $18,000,146).................................     18,000,146
                                                                   ------------
             FIXED RATE DEBT OBLIGATIONS--1.26%
             ASSET BACKED SECURITIES--OTHER ASSET BACKED
             PROGRAMS--0.43%
   4,040,283 Navistar Financial Corp., 5.75%, 11/15/96..........      4,040,226
                                                                   ------------
             BANK HOLDING COMPANIES
             --0.83%
   7,910,000 Nationsbank Corp., 4.75%, 8/15/96..................      7,853,009
                                                                   ------------
             TOTAL FIXED RATE DEBT OBLIGATIONS
             (Cost $11,893,235).................................     11,893,235
                                                                   ------------


  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
  ---------                                                        ------------
             REPURCHASE AGREEMENTS
             --41.17%
             REPURCHASE AGREEMENTS WITH BARCLAYS, DEZOETE--9.50%
 $90,000,000 6.00%, due 1/2/96,
             repurchase price $90,060,000 (Collateral--Federal
             Home Loan Mortgage Corporation Bonds, 6.40%-9.00%,
             10/15/00-11/1/24; Federal National Mortgage
             Association Bonds, 5.00%-8.00%, 8/1/01-8/25/21;
             aggregate market value plus accrued interest
             $92,700,001) (Cost $90,000,000)....................   $ 90,000,000
                                                                   ------------
             REPURCHASE AGREEMENTS WITH DEAN WITTER REYNOLDS,
             INC.
             --8.45%
  80,000,000 5.95%, due 1/2/96,
             repurchase price $80,052,889

             (Collateral--United States Treasury Notes, 5.625%-
             8.25%, 8/31/97-7/15/98; Federal Home Loan Mortgage
             Corporation Bonds, 5.60%-9.00%, 11/15/06-3/15/24;
             Federal National Mortgage Association Bonds, 6.00%-
             8.00%, 9/25/07-11/25/21; aggregate market value
             plus accrued interest $82,380,077) (Cost
             $80,000,000).......................................     80,000,000
                                                                   ------------

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------
     BNY HAMILTON MONEY FUND
     Schedule of Investments (Continued)

     DECEMBER 31, 1995

--------------------------------------------------------------------------------

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
  ---------                                                        ------------
             REPURCHASE AGREEMENTS WITH DEUTSCHE BANK--9.50%
 $90,000,000 6.00%, due 1/2/96,
             repurchase price $90,060,000
             (Collateral--Federal Home Loan Bank Notes including
             Zero Coupon Notes, 0.00%-6.91%, 12/18/96-11/6/00;
             Federal Home Loan Mortgage Corporation Bonds,
             7.35%-8.115%, 1/31/05-3/22/05; Federal National
             Mortgage Association Bonds including Zero Coupon
             Notes, 0.00%-6.85%, 10/1/97-8/22/05; aggregate
             market value plus accrued interest $91,802,944)
             (Cost $90,000,000).................................   $ 90,000,000
                                                                   ------------
             REPURCHASE AGREEMENTS WITH GOLDMAN SACHS & CO.--
             7.39%
  70,000,000 5.95%, due 1/2/96,
             repurchase price $70,046,278 (Collateral--World
             Bank Zero Coupon Note, 2/29/96; aggregate market
             value $71,401,086)
             (Cost $70,000,000).................................     70,000,000
                                                                   ------------


  PRINCIPAL                                                          MARKET
   AMOUNT                                                            VALUE
  ---------                                                       ------------
             REPURCHASE AGREEMENTS WITH MORGAN STANLEY GROUP,
             INC.--
             6.33%
 $60,000,000 5.90%, due 1/2/96,
             repurchase price $60,039,333
             (Collateral--United States Treasury Bond, 7.50%,
             11/15/16; Federal National Mortgage Association
             Bonds, 5.677%-6.50%, 3/25/22-11/1/25; aggregate
             market value plus accrued interest $62,089,280)
             (Cost $60,000,000)................................   $ 60,000,000
                                                                  ------------
             TOTAL REPURCHASE AGREEMENTS
             (Cost $390,000,000)...............................    390,000,000
                                                                  ------------
             TOTAL INVESTMENTS--
             (Cost $948,649,509)(b)--100.14%...................    948,649,509
             Liabilities in excess of cash, receivables and
             other assets--(0.14%).............................     (1,335,515)
                                                                  ------------
             NET ASSETS--100%..................................   $947,313,994
                                                                  ============

(a) The rate stated is the rate in effect as of December 31, 1995.
(b) The cost stated also represents the aggregate cost for Federal income tax purposes.
+ Represents yield at time of purchase for commercial paper holdings, and dis-counted rate at time of purchase for U.S. Government agency securities.

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     Statement of Assets
             and
         Liabilities


      DECEMBER 31, 1995
--------------------------------------------------------------------------------

ASSETS:
 Investments at market value, including repurchase agreements of
  $390,000,000 (Identified cost $948,649,509)...................... $948,649,509
 Interest receivable...............................................    2,283,387
 Deferred organization costs and other assets......................       51,182
                                                                    ------------

  TOTAL ASSETS.....................................................  950,984,078
                                                                    ------------
LIABILITIES:
 Payables:
  Dividends: Hamilton Shares.......................................    2,482,955
Hamilton Premier
Shares.............................................................      642,708
Hamilton Classic
Shares.............................................................          565
  Services provided by The Bank of New York and Administrator......      261,994
  Due to custodian.................................................      214,061
 Accrued expenses and other liabilities............................       67,801
                                                                    ------------
  TOTAL LIABILITIES................................................    3,670,084
                                                                    ------------
NET ASSETS:
 (applicable to shares issued and outstanding; 9 billion shares of
  $.001 par value authorized)...................................... $947,313,994
                                                                    ============

SOURCES OF NET ASSETS:
 Capital stock @ par............................................... $    947,314
 Capital surplus...................................................  946,366,680
                                                                    ------------
NET ASSETS......................................................... $947,313,994
                                                                    ============
HAMILTON SHARES:
 Net asset value, offering price and redemption price per share
  ($604,052,506/604,052,506 shares)................................ $       1.00
                                                                    ============
HAMILTON PREMIER SHARES:
 Net asset value, offering price and redemption price per share
  ($340,163,096/340,163,096 shares)................................ $       1.00
                                                                    ============
HAMILTON CLASSIC SHARES:
 Net asset value, offering price and redemption price per share
  ($3,098,392/3,098,392 shares).................................... $       1.00
                                                                    ============

                                                   Statement of Operations
                                            FOR THE YEAR ENDED DECEMBER 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
 Interest........................................................... $40,236,274
                                                                     -----------
EXPENSES:
 Advisory...........................................................     677,980
 Administration.....................................................     677,980
 12b-1 fee--Hamilton Classic Shares.................................         331
 Servicing fee--Hamilton Premier Shares.............................     608,722
 Servicing fee--Hamilton Classic Shares.............................         331

 Accounting services................................................      60,000
 Cash management: Hamilton Shares...................................       8,852
         Hamilton Premier Shares....................................      29,910
 Custodian..........................................................     109,071
 Transfer agent: Hamilton Shares....................................      18,046
       Hamilton Premier Shares......................................      57,393
 Audit..............................................................      26,244
 Insurance..........................................................      36,564
 Directors'.........................................................      15,797
 Reports to shareholders............................................      17,602
 Registration and filing............................................      19,602
 Legal..............................................................      25,603
 Other..............................................................      49,345
                                                                     -----------
  TOTAL EXPENSES....................................................   2,439,373
                                                                     -----------
  NET INVESTMENT INCOME............................................. $37,796,901
                                                                     -----------

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------
     Statements of Changes in Net Assets

--------------------------------------------------------------------------------

                                                 YEAR ENDED  DECEMBER 31,
                                              --------------------------------
                                                   1995             1994
                                              ---------------  ---------------
OPERATIONS:
 Net investment income....................... $    37,796,901  $    13,920,482
                                              ---------------  ---------------
  Net increase in net assets resulting from
   operations................................      37,796,901       13,920,482
                                              ---------------  ---------------
DIVIDENDS TO SHAREHOLDERS:
 Dividends from net investment income:
  Hamilton Shares............................     (24,629,959)     (12,120,782)
Hamilton Premier Shares......................     (13,159,984)      (1,799,700)
Hamilton Classic Shares......................          (6,958)             --
                                              ---------------  ---------------
                                                  (37,796,901)     (13,920,482)
                                              ---------------  ---------------
CAPITAL STOCK TRANSACTIONS:
 Proceeds from capital stock sold: Hamilton
  Shares.....................................   2,243,841,012    1,408,507,551

Hamilton Premier Shares......................   2,810,413,019      616,137,202
Hamilton Classic Shares......................       3,150,632              --
 Proceeds from shares issued on reinvestment
  of
  dividends: Hamilton Shares.................       3,388,955        1,523,042
Hamilton Premier Shares......................       7,918,171        1,776,675
Hamilton Classic Shares......................           6,393              --
 Cost of capital stock repurchased: Hamilton
  Shares.....................................  (1,878,397,366)  (1,482,205,834)
Hamilton Premier Shares......................  (2,585,966,924)    (510,115,047)
Hamilton Classic Shares......................         (58,633)             --
                                              ---------------  ---------------
  Increase in net assets resulting from
   capital stock transactions................     604,295,259       35,623,589
                                              ---------------  ---------------
     INCREASE IN NET ASSETS..................     604,295,259       35,623,589
NET ASSETS:
 Beginning of year...........................     343,018,735      307,395,146
                                              ---------------  ---------------
 End of year................................. $   947,313,994  $   343,018,735
                                              ===============  ===============
CHANGES IN CAPITAL STOCK OUTSTANDING:
 Shares sold: Hamilton Shares................   2,243,841,012    1,408,507,551
Hamilton Premier Shares......................   2,810,413,019      616,137,202
Hamilton Classic Shares......................       3,150,632              --
 Shares issued on reinvestment of dividends:
  Hamilton Shares............................       3,388,955        1,523,042
Hamilton Premier Shares......................       7,918,171        1,776,675
Hamilton Classic Shares......................           6,393              --
 Shares repurchased: Hamilton Shares.........  (1,878,397,366)  (1,482,205,834)
Hamilton Premier Shares......................  (2,585,966,924)    (510,115,047)
Hamilton Classic Shares......................         (58,633)             --
                                              ---------------  ---------------
  Net increase...............................     604,295,259       35,623,589
 Shares outstanding, beginning of year.......     343,018,735      307,395,146
                                              ---------------  ---------------
 Shares outstanding, end of year.............     947,313,994      343,018,735
                                              ===============  ===============

See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
           Financial Highlights

--------------------------------------------------------------------------------

                                                                                                HAMILTON
                                         HAMILTON                           HAMILTON             CLASSIC

                                          SHARES                         PREMIER SHARES          SHARES
                           ---------------------------------------     --------------------    -----------
                                                          FOR THE                 FOR THE        FOR THE
                                                          PERIOD                   PERIOD        PERIOD
                                                         AUGUST 7,               AUGUST 15,    DECEMBER 4,
                                                           1992*         YEAR      1994*          1995*
                            YEAR ENDED DECEMBER 31,       THROUGH       ENDED     THROUGH        THROUGH
                           ----------------------------  DECEMBER      DECEMBER   DECEMBER      DECEMBER
                             1995      1994      1993    31, 1992      31, 1995   31, 1994      31, 1995
                           --------  --------  --------  ---------     --------  ----------    -----------
PER SHARE DATA:
Net asset value at
 beginning of period.....  $   1.00  $   1.00  $   1.00  $   1.00      $   1.00   $   1.00       $  1.00
                           --------  --------  --------  --------      --------   --------       -------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income....     0.057     0.040     0.030     0.012         0.054      0.017         0.004
                           --------  --------  --------  --------      --------   --------       -------
DIVIDENDS
Dividends from net
 investment income.......    (0.057)   (0.040)   (0.030)   (0.012)       (0.054)    (0.017)       (0.004)
                           --------  --------  --------  --------      --------   --------       -------
Net asset value at end of
 period..................  $   1.00  $   1.00  $   1.00  $   1.00      $   1.00   $   1.00       $  1.00
                           ========  ========  ========  ========      ========   ========       =======
TOTAL RETURN:............      5.84%     4.02%     3.03%     1.26%**       5.54%      1.69%**       0.40%**
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of
 period
 (000's omitted).........  $604,053  $235,220  $307,395  $135,852      $340,163   $107,799       $ 3,098
Ratio to average net
 assets of:
 Expenses, net of waiver
  from The Bank of New
  York...................      0.26%     0.30%     0.27%     0.20%***      0.54%      0.61%***      0.76%***
 Expenses, prior to
  waiver from The Bank of
  New York...............      0.26%     0.32%     0.32%     0.49%***      0.54%      0.61%***      0.76%***
 Net investment income,
  net of waiver from The
  Bank of New York.......      5.67%     3.92%     2.97%     3.11%***      5.40%      4.40%***      5.18%***

* Commencement of investment operations for the respective class of shares. ** Not annualized.
*** Annualized.


See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------
     Notes to Financial Statements

1. ORGANIZATION AND BUSINESS

 The BNY Hamilton Funds, Inc. (the "Company") was organized as a Maryland Cor-poration on May 1, 1992 and is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company currently con-sists of four series. The BNY Hamilton Money Fund (the "Fund") commenced in-vestment operations on August 7, 1992. The Fund consists of three classes of shares: Hamilton Shares, Hamilton Premier Shares, and Hamilton Classic Shares.

2. SIGNIFICANT ACCOUNTING POLICIES
(A) SECURITY VALUATIONS
 Securities are valued at amortized cost which approximates market value. This method values a security at its cost at the time of purchase and thereafter as-sumes a constant rate of amortization to maturity of any discount or premium.

(B) REPURCHASE AGREEMENTS
 The Fund's custodian, or designated sub-custodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obli-gation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circum-stances, in the event of default or bankruptcy by the other party to the agree-ment, realization and/or retention of the collateral may be subject to legal proceedings.

(C) FEDERAL INCOME TAXES
 The Fund is treated as a separate entity for federal income tax purposes. The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute income to shareholders within the allowable time limits. Therefore, no federal income tax provision is required.

(D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income is declared daily and paid monthly.

(E) SECURITY TRANSACTIONS AND INVESTMENT INCOME
 Security transactions are recorded on the trade date and interest income is accrued daily. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

 Income, expenses (other than class specific expenses) and realized gains and losses, if any, are allocated to each class of shares based upon their relative shares outstanding.

(F) ORGANIZATION COSTS
 Costs incurred in connection with the organization and initial registration of the Fund are being amortized evenly over the period of benefit not to exceed 60 months from the date upon which the Fund commenced investment operations.

3. ADVISORY, ADMINISTRATION AND OTHER TRANSACTIONS WITH AFFILIATES

 The Bank of New York acts as the Fund's investment adviser (the "Adviser"). The Adviser manages the investments of the Fund and is re-

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------
     Notes to Financial Statements (continued)

sponsible for all purchases and sales of the Fund's portfolio securities. The Adviser's fee is accrued daily and is payable monthly at the annual rate of
 .10% of the average daily net assets of the Fund.

 BNY Hamilton Distributors, Inc. acts as the Fund's administrator (the "Admin-istrator") and will assist generally in supervising the operations of the Fund.

 The Administrator has agreed to provide facilities, equipment and personnel to carry out administrative services for the Fund, including, among other things, providing the services of persons who may be appointed as officers and direc-tors of the Fund, monitoring the custodian, fund accounting, transfer agency, administration, distribution, advisory and legal services that are provided to the Fund.

 The Administrator's fee is accrued daily and is payable monthly at the annual rate of .10% of the average daily net assets of the Fund.

 In addition to acting as Administrator, BNY Hamilton Distributors, Inc. is the principal underwriter and distributor of shares of the Fund. The Bank of New York serves as the Fund's custodian and also serves as the fund accounting agent.

 BNY Hamilton Funds, Inc. has adopted a shareholder servicing plan, pursuant to which Hamilton Premier Shares and Hamilton Classic Shares are sold to certain institutions that enter into servicing agreements with BNY Hamilton Funds, Inc. The Bank of New York and the Administrator (the "Shareholder Servicing Agents") have each entered into Shareholder Service Agreements with respect to Hamilton Premier Shares and Hamilton Classic Shares of the Fund. The Shareholder Servic-ing Agents will perform shareholder support services. Pursuant to the Share-holder Servicing Agreements, the Hamilton Premier Shares and Hamilton Classic Shares will pay the Shareholder Servicing Agents an annual shareholder servic-ing fee, accrued daily and payable monthly, of .25% of the Hamilton Premier Shares' and Hamilton Classic Shares' respective average daily net assets. The shareholder servicing plan does not cover, and the fees thereunder are not pay-able to, Shareholder Organizations with respect to Hamilton Shares.

 The Fund has adopted a distribution plan ("12b-1 Plan") with respect to Hamil-ton Classic Shares of the Fund, pursuant to which the Fund will pay BNY Hamil-ton Distributors, Inc. for expenses incurred during the year in connection with the distribution of Hamilton Classic Shares. The aggregate amount payable annu-ally by the Fund as provided in the 12b-1 Plan may not exceed .25% of the Ham-ilton Classic Shares' average daily net assets.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------
     Report of Independent Accountants

The Shareholders and Board of Directors of
BNY Hamilton Money Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of BNY Hamilton Money Fund as of December 31, 1995, the related statements of operations for the year then ended and of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period August 7, 1992 (commencement of investment operations) through December 31, 1992. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial high-lights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at Decem-ber 31, 1995 by correspondence with the custodian. An audit also includes as-sessing the accounting principles used and significant estimates made by man-agement, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BNY Hamilton Money Fund as of December 31, 1995, the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
New York, New York
February 9, 1996

--------------------------------------------------------------------------------
                                       10

--------------------------------------------------------------------------------
------

    DIRECTORS AND OFFICERS
    Eugene Sullivan, Director and Chairman of the Board
    Peter Herrick, Director
    Leif H. Olsen, Director
    Stephen Stamas, Director
    Edward L. Gardner, Director
    Richard E. Stierwalt, Chief Executive Officer
    William B. Blundin, President
    Ann E. Bergin, Vice President
    William J. Tomko, Vice President
    Martin Dean, Treasurer
    George Martinez, Secretary
    Karen Doyle, Assistant Treasurer
    Robert L. Tuch, Assistant Secretary
    Alaina Metz, Assistant Secretary

    INVESTMENT ADVISER
    The Bank of New York

    ADMINISTRATOR AND DISTRIBUTOR
    BNY Hamilton Distributors, Inc.

    TRANSFER AGENT
    BISYS Fund Services, Inc.

    CUSTODIAN
    The Bank of New York

    INDEPENDENT ACCOUNTANTS
    Deloitte & Touche LLP

    LEGAL COUNSEL
    Sullivan & Cromwell

--------------------------------------------------------------------------------
                                       11

BNY HAMILTON DISTRIBUTORS, INC. IS THE FUND'S DISTRIBUTOR AND IS UNAFFILIATED WITH THE BANK OF NEW YORK, THE INVESTMENT ADVISER.

This report is not authorized for distribution to prospective investors unless accompanied by a current prospectus for the BNY Hamilton Money Fund. Please read the prospectus carefully before investing or sending money.

    BNY HAMILTON FUNDS, INC.
    3435 Stelzer Road
    Columbus, Ohio 43219-3035

INVESTMENTS IN BNY HAMILTON MONEY FUND ARE NOT DEPOSITS, ARE NEITHER GUARANTEED BY NOR OBLIGATIONS OF THE BANK OF NEW YORK AND ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN MUTUAL FUNDS INVOLVE RISK, IN-CLUDING THE POSSIBLE LOSS OF PRINCIPAL.

BNYMM95A

 BNY HAMILTON
 MONEY FUND

 ANNUAL REPORT
 DECEMBER 31, 1995


 . HAMILTON SHARES

 . HAMILTON PREMIER SHARES

 . HAMILTON CLASSIC SHARES




          [GRAPHIC]

      BNY HAMILTON FUNDS

--------------------------------------------------------------------------------
------
     CHAIRMAN'S LETTER
                                                                January 17, 1996

DEAR FELLOW SHAREHOLDER:

 The BNY Hamilton Funds are pleased to provide you with the annual report for 1995. This report covers the Equity Income Fund, Intermediate Government Fund and Intermediate New York Tax-Exempt Fund.

 Total assets in the three Funds increased by 14% in 1995, from $238 million to $271 million. During the year the Funds implemented new marketing initiatives targeting the individual, retirement and institutional markets. In 1996, the Funds will continue to build the shareholder and asset base by identifying and serving new potential shareholders and distribution channels.

 Last year was very rewarding for investors in both stocks and bonds as the combination of moderate economic growth, low inflation, declining interest rates and improving corporate profits provided the perfect backdrop for finan-cial assets. The Dow Jones Industrial Average rose by more than 1200 points and long term interest rates dropped by a full 2 percentage points.

 The Bank of New York, as investment adviser to the Funds, provides a team of investment professionals who manage the Funds actively to take advantage of changing market conditions.

 According to Kevin J. Bannon, Chief Investment Officer of The Bank of New York, "we believe 1996 is likely to be another good year for long term invest-ors, although returns will not match last year's extraordinary gains." Based on the Bank's forecast of slower economic activity in 1996, growth in corporate profits will also be less robust. An expansion in price/earnings ratios will be the primary impetus for higher stock prices. In the stock market, companies with predictable growth characteristics and global exposure will be favored. In the bond market, intermediate term issues offer the most attractive opportunity on a risk/reward basis.

BNY HAMILTON EQUITY INCOME FUND:

 The stock market enjoyed one of its strongest years ever in 1995, as investors came to accept the fact that moderate growth and low inflation were not mutu-ally exclusive in the context of an economy operating at high levels of re-source utilization. In order to meet the Fund's objective of capital apprecia-tion and income, investments were primarily focused in a strategic mix of divi-dend paying stocks of growth oriented companies, convertible securities and cash. In 1996, the Fund's stock selection will be focused on companies that in-vestors are confident will deliver dependable earnings gains. These companies are also likely to be accorded higher price/earnings ratios, potentially pro-viding a double-barreled return. Careful stock selection will continue to be complemented with an emphasis on higher income producing issues, including utilities, convertible securities and real estate investment trusts. The Bank's outlook for the stock market remains constructive for 1996.


 Net asset growth for 1995 was approximately 26%, increasing from $135 million to $170 million.


    Cumulative Total        Net  Asset Value      Public Offering Price
         Return                                 (includes 4.5% sales charge)
------------------------------------------------------------------------------
          1 Year                 25.78%                   20.17%
------------------------------------------------------------------------------
   Inception (8/10/92)           45.22%                   38.70%
------------------------------------------------------------------------------
  Average Annual Total
          Return
------------------------------------------------------------------------------
          1 Year                 25.78%                   20.17%
   Inception (8/10/92)           11.62%                   10.12%
------------------------------------------------------------------------------


                                                                     (CONTINUED)


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------
     CHAIRMAN'S LETTER (CONTINUED)


                             [GRAPH APPEARS HERE]

                        Bny Hamilton Equity Income Fund


                         BNY Hamilton   BNY Hamilton
                         Equity Fund    Equity Fund
Measurement period         Assumes      Assumes 4.50%
(Fiscal year Covered)      No Load       Sales Load        S&P 500 Index
---------------------    ------------   -------------      -------------
Measurement PT -
 7/31/92                 $ 10,000         $  9,551.1          $ 10,000

 8/31/92                 $  9,910         $  9,465.1          $  9,798
 9/30/92                 $ 10,099         $  9,645.7          $  9,911
10/31/92                 $ 10,149.2       $  9,693.6          $  9,946
11/30/92                 $ 10,460.8       $  9,991.2          $ 10,282
12/31/92                 $ 10,586.4       $ 10,111.1          $ 10,417
 1/31/93                 $ 10,708.2       $ 10,227.5          $ 10,493

 2/28/93                 $ 10,753.8       $ 10,271.1          $ 10,634
 3/31/93                 $ 11,160.8       $ 10,659.8          $ 10,864
 4/30/93                 $ 11,079.2       $ 10,581.8          $ 10,597
 5/31/93                 $ 11,280.5       $ 10,774.2          $ 10,883
 6/30/93                 $ 11,383         $ 10,872            $ 10,918
 7/31/93                 $ 11,465.2       $ 10,950.5          $ 10,868
 8/31/93                 $ 11,773.9       $ 11,245.4          $ 11,282
 9/30/93                 $ 11,810         $ 11,279.9          $ 11,199
10/31/93                 $ 11,830.7       $ 11,299.7          $ 11,427
11/30/93                 $ 11,561.4       $ 11,042.4          $ 11,319
12/31/93                 $ 11,850.7       $ 11,318.7          $ 11,458
 1/31/94                 $ 12,259.7       $ 11,709.4          $ 11,842
 2/28/94                 $ 12,018         $ 11,478.6          $ 11,522
 3/31/94                 $ 11,473.4       $ 10,958.4          $ 11,020
 4/30/94                 $ 11,389         $ 10,877.8          $ 11,163
 5/31/94                 $ 11,558.2       $ 11,039.4          $ 11,346
 6/30/94                 $ 11,192.4       $ 10,690            $ 11,065
 7/31/94                 $ 11,564.7       $ 11,045.6          $ 11,431
 8/31/94                 $ 11,841.8       $ 11,310.3          $ 11,896
 9/30/94                 $ 11,617.4       $ 11,096            $ 11,609
10/31/94                 $ 11,751.4       $ 11,223.9          $ 11,875
11/30/94                 $ 11,386.5       $ 10,875.4          $ 11,439
12/31/94                 $ 11,545.2       $ 11,027            $ 11,606
 1/31/95                 $ 11,642.3       $ 11,119.8          $ 11,908
 2/28/95                 $ 11,985.6       $ 11,447.6          $ 12,371
 3/31/95                 $ 12,213.1       $ 11,664.9          $ 12,737
 4/30/95                 $ 12,479.3       $ 11,919.2          $ 13,110
 5/31/95                 $ 12,770.4       $ 12,197.2          $ 13,629
 6/30/95                 $ 13,062.4       $ 12,476            $ 13,949
 7/31/95                 $ 13,554.7       $ 12,946.2          $ 14,414
 8/31/95                 $ 13,502.6       $ 12,896.5          $ 14,453
 9/30/95                 $ 13,925.6       $ 13,300.5          $ 15,060
10/31/95                 $ 13,779.9       $ 13,161.3          $ 15,007
11/30/95                 $ 14,295.2       $ 13,653.6          $ 15,667
12/31/95                 $ 14,521.7       $ 13,869.9          $ 15,957


 The S&P 500 Index is an unmanaged index of common stocks and cannot be invested in directly. The Index does not take into account fees and expenses. Past performance is no guarantee of future results. Investment return and principal will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. For comparative purposes, the Index's July 31, 1992 value is used as the August 10, 1992 value.

BNY HAMILTON INTERMEDIATE GOVERNMENT FUND:

 1995 was a tremendous year for the bond market as the sharp decline in inter-mediate and longer term interest rates produced strong double digit returns in most fixed income securities. After one final tightening to head off inflation pressures in February, the Federal Reserve began easing monetary policy gradu-ally during the second half of the year in recognition of softening economic activity. The Bank's outlook for the fixed income market remains positive as bonds are expected to continue to provide strong single digit returns in an en-

vironment of slow growth and low inflation. Yield curve positioning in the 4-7 year maturity range and utilization of "spread product" such as mortgage-backed securities will be emphasized in 1996.

 Net asset growth for 1995 was approximately 3%, increasing from $59 million to $61 million.


   Cumulative Total        Net Asset Value         Public Offering Price
        Return                                  (including 3% sales charge)
--------------------------------------------------------------------------------
        1 Year                15.40%                      11.96%
--------------------------------------------------------------------------------
   Inception (8/10/92)        18.82%                      15.24%
--------------------------------------------------------------------------------
 Average Annual Total
        Return
--------------------------------------------------------------------------------
        1 Year                15.40%                      11.96%
--------------------------------------------------------------------------------
   Inception (8/10/92)         5.21%                       4.27%
--------------------------------------------------------------------------------


                                                                     (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------
     CHAIRMAN'S LETTER (CONTINUED)


                             [GRAPH APPEARS HERE]

                        BNY Hamilton Equity Income Fund

                         BNY Hamilton   BNY Hamilton
                         Intermediate   Intermediate        Lehman Bros.
                          Government     Government        Intermediate
Measurement period       Fund Without   Fund Assumes        Government
(Fiscal year Covered)     Sales Load    3% Sales Load          Index
---------------------    ------------   -------------      -------------
Measurement PT -
 7/31/92                 $ 10,000         $  9,699.3          $ 10,000

 8/31/92                 $  9,984         $  9,683.8          $ 10,102
 9/30/92                 $ 10,132.9       $  9,828.2          $ 10,241
10/31/92                 $  9,992         $  9,691.5          $ 10,118

11/30/92                 $  9,940.6       $  9,641.7          $ 10,077
12/31/92                 $ 10,050.6       $  9,748.4          $ 10,207
 1/31/93                 $ 10,223.1       $  9,915.7          $ 10,397
 2/28/93                 $ 10,393.3       $ 10,080.8          $ 10,550
 3/31/93                 $ 10,414.3       $ 10,101.1          $ 10,589
 4/30/93                 $ 10,486.8       $ 10,171.5          $ 10,672
 5/31/93                 $ 10,471.3       $ 10,156.4          $ 10,643
 6/30/93                 $ 10,662.2       $ 10,341.6          $ 10,797
 7/31/93                 $ 10,678.7       $ 10,357.6          $ 10,818
 8/31/93                 $ 10,872.6       $ 10,545.7          $ 10,980
 9/30/93                 $ 10,928.8       $ 10,600.2          $ 11,024
10/31/93                 $ 10,964.5       $ 10,634.8          $ 11,050
11/30/93                 $ 10,818.9       $ 10,493.6          $ 10,996
12/31/93                 $ 10,857.2       $ 10,530.8          $ 11,041
 1/31/94                 $ 11,009.4       $ 10,678.4          $ 11,150
 2/28/94                 $ 10,739.3       $ 10,416.4          $ 10,997
 3/31/94                 $ 10,473         $ 10,158.1          $ 10,837
 4/30/94                 $ 10,377.7       $ 10,065.7          $ 10,766
 5/31/94                 $ 10,359.8       $ 10,048.3          $ 10,774
 6/30/94                 $ 10,296.7       $  9,987.1          $ 10,776
 7/31/94                 $ 10,429.9       $ 10,116.4          $ 10,918
 8/31/94                 $ 10,452.8       $ 10,138.5          $ 10,950
 9/30/94                 $ 10,309.6       $  9,999.7          $ 10,859
10/31/94                 $ 10,290.6       $  9,981.2          $ 10,861
11/30/94                 $ 10,247.3       $  9,939.2          $ 10,813
12/31/94                 $ 10,296         $  9,986.4          $ 10,848
 1/31/95                 $ 10,458.4       $ 10,144            $ 11,025
 2/28/95                 $ 10,686.2       $ 10,364.9          $ 11,237
 3/31/95                 $ 10,748.6       $ 10,425.4          $ 11,299
 4/30/95                 $ 10,890.4       $ 10,563            $ 11,430
 5/31/95                 $ 11,275.2       $ 10,936.2          $ 11,753
 6/30/95                 $ 11,337.2       $ 10,996.3          $ 11,827
 7/31/95                 $ 11,308.2       $ 10,968.2          $ 11,833
 8/31/95                 $ 11,407.7       $ 11,064.7          $ 11,930
 9/30/95                 $ 11,495.2       $ 11,149.6          $ 12,011
10/31/95                 $ 11,608.6       $ 11,259.6          $ 12,142
11/30/95                 $ 11,756.2       $ 11,402.8          $ 12,290
12/31/95                 $ 11,811.7       $ 11,524.4          $ 12,412



 The Lehman Brothers Intermediate Government Index is an unmanaged index generally considered representative of the U.S. Government intermediate-term bond market. The Index does not take into account fees and expenses. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. For comparative purposes, the Index's July 31, 1992 value is used as the August 10, 1992 value.

BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND:

 The flat tax debate has been an important influence on the investment activity in the Fund over the past year. The Bank expected this topic to attract in-

creasing attention in 1995 putting upward pressure on municipal yields compared with taxable yields. Reflecting these concerns, the investment strategy for the Fund was adjusted to incorporate a more defensive posture. New purchases were limited to bonds with maturities no longer than seven years. Existing holdings of bonds with maturities longer than ten years were also reviewed and changes were made where deemed appropriate. The average maturity of the Fund on Decem-ber 31, 1995 was 5 years, down from 6 years 4 months a year ago. The Bank ex-pects that tax reform will be actively debated in the 1996 Presidential elec-tion campaign, but does not anticipate the enactment of a flat tax any time soon. The conservative structure of the portfolio will be maintained pending some lifting of the flat tax clouds.

 Net assets decreased during 1995 by approximately 5%, from $43 million to $41 million.

   Cumulative Total           Net Asset Value         Public Offering Price
       Return                                      (includes 3% sales charge)
--------------------------------------------------------------------------------
       1 Year                     12.08%                     8.68%
--------------------------------------------------------------------------------
   Inception (8/10/92)            17.79%                    14.25%
--------------------------------------------------------------------------------
 Average Annual Total
       Return
--------------------------------------------------------------------------------
       1 Year                     12.08%                     8.68%
--------------------------------------------------------------------------------
   Inception (8/10/92)             4.94%                     4.00%
--------------------------------------------------------------------------------


                                                                     (CONTINUED)


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------
     CHAIRMAN'S LETTER (CONTINUED)



                             [GRAPH APPEARS HERE]

              Bny Hamilton Intermediate New York Tax Exempt Fund

                         BNY Hamilton   BNY Hamilton
                         Intermediate   Intermediate
                         New York Tax   New York Tax
                         Exempt Fund    Exempt Fund        Lehman Bros.
Measurement period         Without         Assumes         5 Year State

(Fiscal year Covered)     Sales Load    3% Sales Load       G.O Index
---------------------    ------------   -------------      -------------
Measurement PT -
 7/31/92                 $ 10,000         $  9,699.3          $  9,699.3

 8/31/92                 $  9,927.5       $  9,629            $  9,925.2
 9/30/92                 $  9,978         $  9,678            $  9,988.5
10/31/92                 $  9930.6        $  9,631.9          $  9,954.1
11/30/92                 $ 10,043.7       $  9,741.7          $ 10,072.1
12/31/92                 $ 10,118         $  9,813.8          $ 10,145.5
 1/31/93                 $ 10,223.9       $  9,926.2          $ 10,256.4
 2/28/93                 $ 10,457.3       $ 10,142.8          $ 10,521.5
 3/31/93                 $ 10,356.2       $ 10,044.8          $ 10,405.6
 4/30/93                 $ 10,428.7       $ 10,115.2          $ 10,467.8
 5/31/93                 $ 10,451.2       $ 10,137            $ 10,504.8
 6/30/93                 $ 10,587.8       $ 10,269.5          $ 10,644.9
 7/31/93                 $ 10,549.4       $ 10,232.2          $ 10,646.1
 8/31/93                 $ 10,718.4       $ 10,396.1          $ 10,793.2
 9/30/93                 $ 10,813.8       $ 10,488.7          $ 10,875.7
10/31/93                 $ 10,826.7       $ 10,501.2          $ 10,888.5
11/30/93                 $ 10.775.6       $ 10,451.7          $ 10,862.2
12/31/93                 $ 10,926.3       $ 10,597.8          $ 11,012.7
 1/31/94                 $ 11,034.8       $ 10,703            $ 11,117.8
 2/28/94                 $ 10,812.8       $ 10,487.7          $ 10,898.4
 3/31/94                 $ 10,572.3       $ 10,254.4          $ 10,654.5
 4/30/94                 $ 10,607.2       $ 10,288.2          $ 10,760.6
 5/31/94                 $ 10,686.1       $ 10,364.8          $ 10,823.4
 6/30/94                 $ 10,656.7       $ 10,336.3          $ 10,795.5
 7/31/94                 $ 10,766.4       $ 10,442.7          $ 10,907.6
 8/31/94                 $ 10,801.2       $ 10,476.4          $ 10,960.4
 9/30/94                 $ 10,673.1       $ 10,352.2          $ 10,879.1
10/31/94                 $ 10,556.9       $ 10,239.5          $ 10,818.7
11/30/94                 $ 10,385.4       $ 10,073.1          $ 10,736.6
12/31/94                 $ 10,509.7       $ 10,193.7          $ 10,834.1
 1/31/95                 $ 10,667.4       $ 10,346.7          $ 10,948.4
 2/28/95                 $ 10,931.9       $ 10,603.2          $ 11,111.4
 3/31/95                 $ 11,035.3       $ 10,703.5          $ 11,297.7
 4/30/95                 $ 11,082.7       $ 10,749.5          $ 11,326.3
 5/31/95                 $ 11,330.8       $ 10,990.1          $ 11,571.7
 6/30/95                 $ 11,333         $ 10,992.2          $ 11,587.5
 7/31/95                 $ 11,425.6       $ 11,082.1          $ 11,749.8
 8/31/95                 $ 11,529.8       $ 11,183.1          $ 11,853.4
 9/30/95                 $ 11,554.4       $ 11,207            $ 11,891.4
10/31/95                 $ 11,614.3       $ 11,265.1          $ 11,939.9
11/30/95                 $ 11,707.4       $ 11,355.4          $ 12,044.5
12/31/95                 $ 11,779.2       $ 11,425            $ 12,113.3


The Lehman Brothers 5-Year State G.O. Index is an unmanaged index generally considered representative of the intermediate state general obligation munici-pal bond market. The Index does not take into account fees and expenses. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Some investors may be subject to the al-ternative minimum tax and/or state and local taxes. For comparative purposes, the Index's July 31, 1992 value is used as the August 10, 1992 value.

 I would like to welcome all new BNY Hamilton Fund shareholders and thank all our existing shareholders for your investment in the Funds. The BNY Hamilton Funds are committed to providing investment products to assist its shareholders in meeting their long-term financial goals through changing market environ-ments.

Sincerely,

/s/ Eugene J. Sullivan

Eugene Sullivan
Chairman of the Board
BNY Hamilton Funds, Inc.


MONEY FUND AVAILABLE TO INDIVIDUAL INVESTORS:

 The Funds are pleased to announce the availability of the BNY Hamilton Money Fund, Hamilton Classic Shares. The "Hamilton Classic Shares" were started on December 4, 1995 for individual investors and allows the Funds to better serv-ice the investment needs of existing and prospective shareholders. The 7-day current yield for the "Hamilton Classic Shares" was 4.99% at December 31, 1995. The BNY Hamilton Money Fund maintains a "AAAm" rating by Standard and Poor's. According to Standard and Poor's, this rating is historical and based upon the Fund's credit quality, market price exposure and management. The rat-ing signifies that the Fund's safety is excellent and that it has a superior capacity to maintain its $1.00 net asset value per share.

 An investment in the fund is neither insured nor guaranteed by the U.S. Gov-ernment. Yields will fluctuate, and there can be no assurance that the fund will be able to maintain a stable NAV of $1.00 per share.

 For more complete information about the BNY Hamilton Money Fund Classic Shares including charges and expenses, call 1-800-426-9363 for a prospectus. Read it carefully before you invest or send money.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------
     TABLE OF CONTENTS

     EQUITY INCOME FUND

        SCHEDULE OF INVESTMENTS......................  Page  1

        STATEMENT OF ASSETS AND LIABILITIES..........        5

        STATEMENT OF OPERATIONS......................        5

        STATEMENTS OF CHANGES IN NET ASSETS..........        6

        FINANCIAL HIGHLIGHTS.........................        7

     INTERMEDIATE GOVERNMENT FUND

        SCHEDULE OF INVESTMENTS......................        8

        STATEMENT OF ASSETS AND LIABILITIES..........        9

        STATEMENT OF OPERATIONS......................        9

        STATEMENTS OF CHANGES IN NET ASSETS..........       10

        FINANCIAL HIGHLIGHTS.........................       11

     INTERMEDIATE NEW YORK TAX-EXEMPT FUND

        SCHEDULE OF INVESTMENTS......................       12

        STATEMENT OF ASSETS AND LIABILITIES..........       16

        STATEMENT OF OPERATIONS......................       16

        STATEMENTS OF CHANGES IN NET ASSETS..........       17

        FINANCIAL HIGHLIGHTS.........................       18

     NOTES TO FINANCIAL STATEMENTS..................        19

      REPORT OF INDEPENDENT ACCOUNTANTS..............       23

      FEDERAL INCOME TAX INFORMATION.................       23

      DIRECTORS AND OFFICERS.........................       24



-------------------------------------------------------------------------------

     BNY HAMILTON EQUITY INCOME FUND
     Schedule of Investments

     DECEMBER 31, 1995
 -------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                                            MARKET VALUE
 ---------                                                          ------------
           COMMON STOCKS--70.56%
           AIRCRAFT MANUFACTURING--2.40%
  52,000   Boeing Co.............................................   $  4,075,500
                                                                    ------------
           BANKING--2.10%
  20,000   Chase Manhattan Corp..................................      1,212,500
  70,000   U.S. Bancorp..........................................      2,353,750
                                                                    ------------
                                                                       3,566,250
                                                                    ------------
           BEVERAGES--2.24%
  25,000   Coca Cola Co..........................................      1,856,250
  35,000   Pepsico Inc...........................................      1,955,625
                                                                    ------------
                                                                       3,811,875
                                                                    ------------
           BUSINESS EQUIPMENT
           & SERVICES--2.02%
  25,000   Xerox Corp............................................      3,425,000
                                                                    ------------
           CHEMICALS--PETROLEUM--1.44%
  35,000   du Pont (EI) de Nemours...............................      2,445,625
                                                                    ------------
           COMMUNICATIONS &
           ENTERTAINMENT--1.22%
  55,000   Time Warner Inc.......................................      2,083,125
                                                                    ------------
           COMMUNICATIONS
           & PUBLISHING--1.36%
  55,000   Harcourt General, Inc.................................      2,303,125
                                                                    ------------
           COMPUTERS--MICRO--1.13%
 *40,000   Compaq Computer.......................................      1,920,000
                                                                    ------------
           COMPUTERS--SOFTWARE & PERIPHERALS--1.59%
 *20,000   Cisco Systems.........................................      1,492,500
 *40,000   Informix Corp.........................................      1,200,000
                                                                    ------------
                                                                       2,692,500
                                                                    ------------
           CONGLOMERATES--2.31%
  20,000   General Electric......................................      1,440,000

  50,000   Tenneco Inc...........................................      2,481,250
                                                                    ------------
                                                                       3,921,250
                                                                    ------------
           COSMETICS & TOILETRIES--1.33%
  30,000   Avon Products, Inc....................................      2,261,250
                                                                    ------------
           ELECTRICAL EQUIPMENT--1.26%
 130,000   Westinghouse Electric Corp............................      2,145,000
                                                                    ------------
           ELECTRONICS--0.99%
  20,000   Hewlett Packard.......................................      1,675,000
                                                                    ------------
 NUMBER OF                                                             MARKET
  SHARES                                                               VALUE
 ---------                                                          ------------
           FINANCIAL SERVICES--1.37%
  60,000   Invesco PLC (ADR).....................................   $  2,325,000
                                                                    ------------
           FINANCIAL SERVICES--MORTGAGE COMPANIES--1.61%
  22,000   Federal National Mortgage Association.................      2,730,750
                                                                    ------------
           FOOD & BEVERAGES--1.73%
  65,000   McDonald's Corp.......................................      2,933,125
                                                                    ------------
           FOOD PROCESSING--2.82%
  35,000   CPC International Inc.................................      2,401,875
  17,000   Unilever NV...........................................      2,392,750
                                                                    ------------
                                                                       4,794,625
                                                                    ------------
           HEALTH & PERSONAL CARE
           PRODUCTS--1.71%
  30,000   American Home Products................................      2,910,000
                                                                    ------------
           HEALTH CARE PRODUCTS &
           SERVICES--2.31%
  38,750   Columbia Healthcare...................................      1,966,563
  30,000   United Healthcare Corp................................      1,965,000
                                                                    ------------
                                                                       3,931,563
                                                                    ------------
           HOUSEHOLD & PERSONAL CARE PRODUCTS--1.47%
  30,000   Procter & Gamble Company..............................      2,490,000
                                                                    ------------
           INSURANCE--0.98%
  18,000   American International Group, Inc.....................      1,665,000
                                                                    ------------
           MACHINERY & EQUIPMENT--0.61%
  20,000   Stanley Works.........................................      1,030,000
                                                                    ------------
           NATURAL GAS--1.18%

  60,000   Questar Corp..........................................      2,010,000
                                                                    ------------
           OIL & GAS--1.55%
  60,000   Williams Cos. ........................................      2,632,500
                                                                    ------------
           OIL--DOMESTIC--1.83%
  28,000   Atlantic Richfield Co.................................      3,101,000
                                                                    ------------
           OIL--INTERNATIONAL--5.41%
  15,000   British Petroleum Company (ADR).......................      1,531,875
  45,000   Elf Aquitaine (ADR)...................................      1,653,750
  47,000   Exxon Corp............................................      3,765,875
  20,000   Mobil Corp............................................      2,240,000
                                                                    ------------
                                                                       9,191,500

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------
     BNY HAMILTON EQUITY INCOME FUND
     Schedule of Investments (Continued)

     DECEMBER 31, 1995

--------------------------------------------------------------------------------
 NUMBER OF
  SHARES                                                            MARKET VALUE
 ---------                                                          ------------
           COMMON STOCKS (CONTINUED)
           PHARMACEUTICALS--2.88%
  23,000   Johnson & Johnson.....................................   $  1,969,375
  30,000   Warner Lambert .......................................      2,913,750
                                                                    ------------
                                                                       4,883,125
                                                                    ------------
           RAILROADS--3.79%
  37,233   Burlington Northern Santa Fe Corp. ...................      2,904,174
 *53,300   Canadian National Railway.............................        799,500
  60,000   CSX Corp..............................................      2,737,500
                                                                    ------------
                                                                       6,441,174
                                                                    ------------
           REAL ESTATE INVESTMENT
           TRUSTS--4.32%
  85,000   Avalon Properties.....................................      1,827,500
  80,833   Camden Property Trust.................................      1,929,887
  80,000   Federal Realty Investment Trust.......................      1,820,000
  85,000   General Growth Properties.............................      1,763,750

                                                                    ------------
                                                                       7,341,137
                                                                    ------------
           RESORTS & ENTERTAINMENT--2.26%
  61,000   Carnival Cruise Lines, Class A........................      1,486,875
  40,000   Walt Disney Co........................................      2,360,000
                                                                    ------------
                                                                       3,846,875
                                                                    ------------
           RETAIL--SPECIALTY STORES--1.74%
  34,666   Home Depot, Inc.......................................      1,659,635
 *58,100   Office Max............................................      1,299,988
                                                                    ------------
                                                                       2,959,623
                                                                    ------------
           TECHNOLOGY INDUSTRIES--1.21%
  36,000   Motorola, Inc.........................................      2,052,000
                                                                    ------------
           TELECOMMUNICATIONS--
           NON-U.S.--1.23%
  50,000   Telefonica de Espana (ADR)............................      2,093,750
                                                                    ------------
           TOYS--0.91%
  50,000   Mattel Inc. ..........................................      1,537,500
                                                                    ------------
 NUMBER OF
  SHARES                                                            MARKET VALUE
 ---------                                                          ------------
           COMMON STOCKS (CONTINUED)
           UTILITIES--ELECTRIC--6.25%
  60,000   DQE Inc. .............................................   $  1,845,000
  75,000   Florida Progress Corp. ...............................      2,653,125
  40,000   Portland General......................................      1,165,000
  65,000   SCANA Corp. ..........................................      1,860,625
  75,000   Texas Utilities Co. ..................................      3,084,375
                                                                    ------------
                                                                      10,608,125
                                                                    ------------
           TOTAL COMMON STOCKS
           (Cost $98,126,645)....................................    119,833,872
                                                                    ------------
           CONVERTIBLE PREFERRED
           STOCKS--14.62%
           BANKING--0.65%
  15,000   Jefferson-Pilot "NB" (ACES)...........................      1,096,875
                                                                    ------------
           BUSINESS EQUIPMENT & SERVICES--1.60%
  10,000   Alco Standard Corp., Series AA........................      1,015,000
  20,000   Alco Standard Corp., Series BB........................      1,710,000
                                                                    ------------
                                                                       2,725,000
                                                                    ------------

           COMMUNICATIONS EQUIPMENT
           & SYSTEMS--0.95%
  30,000   LCI International, Inc................................      1,605,000
                                                                    ------------
           COMPUTER SERVICES--2.82%
  27,163   Ceridian Corp.........................................      2,512,577
  31,100   General Motors, Class E,
           Series C..............................................      2,278,075
                                                                    ------------
                                                                       4,790,652
                                                                    ------------
           COMPUTERS--SOFTWARE & PERIPHERALS--0.36%
   7,500   Houghton Mifflin......................................        607,500
                                                                    ------------
           FINANCIAL SERVICES--1.47%
  45,000   American Express (DECS)...............................      2,497,500
                                                                    ------------
           GOLD & PRECIOUS METALS--1.19%
  70,000   Freeport--McMoran Copper & Gold.......................      2,012,500
                                                                    ------------
           INDUSTRIAL GOODS &
           EQUIPMENT--1.18%
  35,000   Sonoco Products, Series A.............................      1,999,375
                                                                    ------------
           INSURANCE--0.60%
  25,000   Allstate Corp. .......................................      1,025,000
                                                                    ------------

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------
     BNY HAMILTON EQUITY INCOME FUND
     Schedule of Investments (Continued)

     DECEMBER 31, 1995

--------------------------------------------------------------------------------

 NUMBER OF
   SHARES                                                      MARKET VALUE
 ---------                                                     ------------

            CONVERTIBLE PREFERRED STOCKS (CONTINUED)
            OIL & GAS--1.67%
     80,000 Atlantic Richfield Co. .........................   $  1,880,000
     40,000 Enron Corp. ....................................        960,000
                                                               ------------
                                                                  2,840,000
                                                               ------------
            PHARMACEUTICALS--1.54%

     11,000 Lehman 6.5% Amgen Yield Enhanced Equity Linked
            Debt Securities ("YEELDS")......................        671,000
     30,000 Salomon 6.5% Amgen Yield Enhanced Equity Linked
            Debt Securities ("YEELDS")......................      1,948,125
                                                               ------------
                                                                  2,619,125
                                                               ------------
            STEEL--0.59%
     30,000 AK Steel........................................      1,005,000
                                                               ------------
            TOTAL CONVERTIBLE
            PREFERRED STOCKS
            (Cost $19,700,503)..............................     24,823,527
                                                               ------------

 PRINCIPAL
   AMOUNT
 ---------

            CONVERTIBLE BONDS--8.22%
            BUSINESS SERVICES--0.88%
 $1,250,000 Olsten, 4.875%, 5/15/03.........................      1,493,750
                                                               ------------
            COMMUNICATIONS &
            ENTERTAINMENT--1.34%
  1,700,000 Comcast, 3.375%, 9/09/05........................      1,595,875
    663,750 Time Warner, 8.75%, 1/10/15.....................        687,811
                                                               ------------
                                                                  2,283,686
                                                               ------------
            HEALTH CARE & HOSPITAL MANAGEMENT--1.18%
  1,250,000 HEALTHSOUTH Rehabilitation Corp.,
            5.00%, 4/01/01..................................      2,009,375
                                                               ------------
            INDUSTRIAL GOODS &
            EQUIPMENT--0.30%
    500,000 LaFarge Corp, 7.00%, 7/01/13                            509,375
                                                               ------------

  PRINCIPAL                                                       MARKET
   AMOUNT                                                          VALUE
  ---------                                                     -----------

             CONVERTIBLE BONDS (CONTINUED)
             OIL--DOMESTIC--0.75%
 $ 1,000,000 Pennzoil, 6.50%, 1/15/03........................   $ 1,265,000
                                                                -----------
             REAL ESTATE INVESTMENT
             TRUSTS--0.91%
   1,500,000 Liberty Property Trust, 8.00%, 7/01/01..........     1,546,875
                                                                -----------
             RESORTS & ENTERTAINMENT--0.50%
     600,000 Carnival Cruise Lines Inc., 4.50%, 7/01/97......       850,500
                                                                -----------

             RETAIL--SPECIALTY STORES--0.69%
   1,000,000 Baby Superstore, 4.875%, 10/01/00...............     1,171,250
                                                                -----------
             SEMICONDUCTORS--0.49%
     900,000 VLSI Technology Inc., 8.25%, 10/01/05...........       830,250
                                                                -----------
             TEXTILES--0.59%
   1,000,000 Unifi Inc., 6.00%, 3/15/02......................     1,007,500
                                                                -----------
             UTILITIES--GAS--0.59%
   1,000,000 Noble Affiliates Inc., 4.25%, 11/01/03..........     1,002,500
                                                                -----------
             TOTAL CONVERTIBLE BONDS
             (Cost $12,461,247)..............................    13,970,061
                                                                -----------
             REPURCHASE
             AGREEMENT--6.31%
  10,712,000 Repurchase agreement with Deutsche Bank, 6.00%, due 1/02/96, repurchase price $10,719,141
             (Collateral--Various U.S. Governmental Agency
             Debt Instruments, 0.00%-6.96%, 3/30/98-11/01/05;
             aggregate market value plus accrued interest
             $10,927,167)
             (Cost $10,712,000)..............................    10,712,000
                                                                -----------

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------
     BNY HAMILTON EQUITY INCOME FUND
     Schedule of Investments (Continued)

     DECEMBER 31, 1995

--------------------------------------------------------------------------------

                                                           STRIKE    MARKET
 CONTRACTS                                                 PRICE     VALUE
 ---------                                                 ------ ------------
           PURCHASED PUT
           OPTIONS--0.16%
  *   90   Motorola, Inc. expiration 1/20/96............     70   $    115,875
  *   90   Motorola, Inc. expiration 1/20/96............     75        165,375
  *  105   S&P 500, expiration 1/20/96 .................    540          1,312
                                                                  ------------
           TOTAL PURCHASED PUT OPTIONS (Cost $84,293)...               282,562
                                                                  ------------
           TOTAL INVESTMENTS BEFORE OUTSTANDING WRITTEN
           CALL OPTIONS (Cost $141,084,688)--(a) 99.87%.           169,622,022
                                                                  ------------

           OUTSTANDING WRITTEN
           CALL OPTIONS--(0.46)%
  *  105   S&P 500,
           expiration 1/20/96 (Premium Received
           $595,540)....................................              (788,156)
                                                                  ------------
           TOTAL INVESTMENTS NET OF OUTSTANDING WRITTEN
           CALL OPTIONS (Cost $140,489,148) 99.41%......           168,833,866
           Cash, receivables, and other assets less
           liabilities--0.59%...........................             1,006,979
                                                                  ------------
           NET ASSETS--100.00%                                    $169,840,845
                                                                  ============

*  Non-income producing security.
ACES Automatic Common Exchange Securities.
ADR American Depository Receipt.
DECS Debt Exchangeable for Common Stock.
(a) The cost stated also represents the aggregate cost for Federal income tax purposes. At December 31, 1995, net unrealized appreciation was $28,537,334 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $29,110,435 and aggregate gross unrealized depreciation of $573,101.

See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     BNY HAMILTON EQUITY INCOME FUND
     Statement of Assets and Liabilities


     DECEMBER 31, 1995
 -------------------------------------------------------------------------------

ASSETS:
 Investments at market value, (Identified cost $141,084,688)...... $169,622,022
 Receivables:
  Investments sold................................................    4,043,951
  Interest........................................................      241,709
  Dividends.......................................................      439,149
  Capital stock sold..............................................      134,283
 Deferred organization costs and other assets.....................       34,083
                                                                   ------------
  TOTAL ASSETS....................................................  174,515,197
                                                                   ------------
LIABILITIES:
 Payables:
  Due to custodian................................................      443,987
  Investments purchased...........................................    2,816,582
  Capital stock repurchased.......................................       10,595

  Dividends.......................................................      433,456
  Services provided by The Bank of New York and Administrator.....      130,678
 Outstanding call options written (premiums received $595,540)....      788,156
 Accrued expenses and other liabilities...........................       50,898
                                                                   ------------
  TOTAL LIABILITIES...............................................    4,674,352
                                                                   ------------
NET ASSETS:
 (applicable to 13,077,388 shares issued and outstanding; 200 million shares of $.001 par value authorized)................... $169,840,845
                                                                   ============
 Net asset value, offering price and repurchase price per share
  ($169,840,845/13,077,388 shares)                                 $      12.99
                                                                   ============
 Maximum public offering price per share ($12.99/.955)............ $      13.60
                                                                   ============
SOURCES OF NET ASSETS:
 Capital stock @ par.............................................. $     13,077
 Capital surplus..................................................  141,336,546
 Undistributed net investment income..............................       65,503
 Accumulated net realized gain on investments.....................       81,001
 Net unrealized appreciation on investments.......................   28,344,718
                                                                   ------------
NET ASSETS........................................................ $169,840,845
                                                                   ============
                                                   Statement of Operations
                                          FOR THE YEAR ENDED DECEMBER 31, 1995
-------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends (net of foreign withholding taxes of $37,401).......... $ 3,939,692
 Interest.........................................................   1,782,826
                                                                   -----------
  TOTAL INCOME....................................................   5,722,518
                                                                   -----------
EXPENSES:
 Advisory ........................................................     936,192
 Administration...................................................     312,064
 Accounting services..............................................      60,000
 Custodian........................................................      44,187
 Cash management..................................................      12,214
 Transfer agent...................................................      68,048
 Audit............................................................      13,253
 Insurance........................................................      12,158
 Directors .......................................................      15,797
 Reports to shareholders..........................................      17,242
 Registration and filings.........................................      21,066
 Legal............................................................      19,880
 Other............................................................      33,199
                                                                   -----------
  TOTAL EXPENSES..................................................   1,565,300
                                                                   -----------
  NET INVESTMENT INCOME...........................................   4,157,218
                                                                   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--

 Net realized gain on investment transactions.....................   7,628,369
 Net realized loss on written call options........................    (899,162)
                                                                   -----------
 Net realized gain on investments.................................   6,729,207
                                                                   -----------
 Increase in unrealized appreciation on investments during the year............................................................  24,785,096
 Decrease in unrealized appreciation on written call options......     (56,128)
                                                                   -----------
 Net unrealized gain on investments during the year...............  24,728,968
                                                                   -----------
 Net realized and unrealized gain on investments..................  31,458,175
                                                                   -----------
 Net increase in net assets resulting from operations............. $35,615,393
                                                                   ===========
See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     BNY HAMILTON EQUITY INCOME FUND

     Statements of Changes in Net Assets




--------------------------------------------------------------------------------


                                                     YEAR ENDED DECEMBER 31,
                                                    --------------------------
                                                        1995          1994
                                                    ------------  ------------
OPERATIONS:
 Net investment income............................. $  4,157,218  $  3,803,163
 Net realized gain (loss) on investments...........    6,729,207    (5,126,955)
 Net unrealized gain (loss) on investments during
  the year.........................................   24,728,968    (2,206,579)
                                                    ------------  ------------
  Net increase (decrease) in net assets resulting
   from operations.................................   35,615,393    (3,530,371)
                                                    ------------  ------------
DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS:
 Dividends from net investment income..............   (4,143,915)   (3,767,657)
 Distribution from capital gains...................   (1,521,251)           --
                                                    ------------  ------------
  Total dividends and distribution to shareholders.   (5,665,166)   (3,767,657)
                                                    ------------  ------------
CAPITAL STOCK TRANSACTIONS:
 Proceeds from capital stock sold..................   28,650,069    51,788,650
 Proceeds from reinvestment of dividends and
  distribution.....................................    3,841,802     2,380,531

 Cost of capital stock repurchased.................  (27,731,884)  (24,589,231)
                                                    ------------  ------------
  Net increase in net assets resulting from capital
   stock transactions..............................    4,759,987    29,579,950
                                                    ------------  ------------
   INCREASE IN NET ASSETS..........................   34,710,214    22,281,922
NET ASSETS:
 Beginning of year.................................  135,130,631   112,848,709
                                                    ------------  ------------
 End of year....................................... $169,840,845  $135,130,631
                                                    ============  ============
CHANGE IN CAPITAL STOCK OUTSTANDING:
 Shares sold.......................................    2,490,205     4,656,303
 Shares issued on reinvestment of dividends and
  distribution.....................................      312,500       218,778
 Shares repurchased................................   (2,352,875)   (2,235,781)
                                                    ------------  ------------
  Net increase.....................................      449,830     2,639,300
 Shares outstanding, beginning of year.............   12,627,558     9,988,258
                                                    ------------  ------------
 Shares outstanding, end of year...................   13,077,388    12,627,558
                                                    ============  ============

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     BNY HAMILTON EQUITY INCOME FUND
------
     Financial Highlights




--------------------------------------------------------------------------------

                                                                    FOR THE
                                                                     PERIOD
                                                                   AUGUST 10,
                                                                     1992*
                                     YEAR ENDED DECEMBER 31,        THROUGH
                                    -----------------------------   DECEMBER
                                      1995      1994       1993     31, 1992
                                    --------  --------   --------  ----------
PER SHARE DATA:
Net asset value at beginning of
 period...........................  $  10.70  $  11.30    $ 10.43   $ 10.00
                                    --------  --------   --------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income.............      0.32      0.31       0.29      0.11
Net realized and unrealized gain
 (loss) on investments............      2.41     (0.60)      0.94      0.47

                                    --------  --------   --------   -------
 Total from investment operations.      2.73     (0.29)      1.23      0.58
                                    --------  --------   --------   -------
DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment
 income...........................     (0.32)    (0.31)     (0.28)    (0.12)
Distributions from capital gains..     (0.12)      --       (0.08)    (0.03)
                                    --------  --------   --------   -------
 Total dividends and
  distributions...................     (0.44)    (0.31)     (0.36)    (0.15)
                                    --------  --------   --------   -------
Net asset value at end of period..  $  12.99  $  10.70   $  11.30   $ 10.43
                                    ========  ========   ========   =======
TOTAL RETURN+.....................     25.78%    (2.58)%    11.94%     5.86%**
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period
 (000's omitted)..................  $169,841  $135,131   $112,849   $20,440
Ratio to average net assets of:
 Expenses, net of waiver from The
  Bank of New York................      1.00%     1.04%      1.09%     1.10%***
 Expenses, prior to waiver from
  The Bank of New York............      1.00%     1.04%      1.12%     2.12%***
 Net investment income, net of
  waiver from The Bank of New
  York............................      2.66%     2.89%      2.82%     3.33%***
Portfolio turnover rate...........        58%       51%        50%       25%
Average commission rate paid per
 share traded.....................  $  .0557


* Commencement of investment operations.
** Not annualized.
*** Annualized.
+ Total return does not consider the effect of the sales load.

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------
     BNY HAMILTON INTERMEDIATE GOVERNMENT FUND
     Schedule of Investments

     DECEMBER 31, 1995

--------------------------------------------------------------------------------
 PRINCIPAL                                                            MARKET
   AMOUNT                                                              VALUE
 ---------                                                          -----------
            U.S. GOV'T AGENCIES & OBLIGATIONS--80.38%
            UNITED STATES GOVERNMENT AGENCY SECURITIES--45.50%
            Federal Home Loan Bank,

 $1,000,000 5.75%, 3/10/97.......................................   $ 1,005,472
    500,000 5.25%, 7/16/97.......................................       496,743
  4,000,000 5.37%, 11/3/00.......................................     3,951,180
            Federal Home Loan Mortgage Corporation,
    500,000 5.80%, 7/7/98........................................       503,782
    500,000 5.76%, 7/13/98.......................................       499,103
  3,100,000 6.33%, 2/16/00.......................................     3,102,210
    500,000 7.84%, 4/26/00.......................................       504,371
  1,000,000 5.55%, 9/7/00........................................       988,580
  3,300,000 6.61%, 3/4/03........................................     3,354,123
            Federal National Mortgage Association,
    500,000 5.35%, 8/12/98.......................................       497,448
  3,100,000 6.20%, 7/10/03.......................................     3,074,282
            Tennessee Valley Authority,
  1,500,000 6.25%, 8/1/99........................................     1,524,602
  1,000,000 6.00%, 11/1/00.......................................     1,014,507
  5,000,000 6.125%, 7/15/03......................................     5,019,285
  2,000,000 6.375%, 6/15/05......................................     2,062,124
                                                                    -----------
                                                                     27,597,812
                                                                    -----------
            UNITED STATES TREASURY
            BONDS--6.35%
  3,500,000 7.625%, 2/15/07......................................     3,851,089
                                                                    -----------
            UNITED STATES TREASURY
            NOTES--27.28%
  1,600,000 5.625%, 1/31/98......................................     1,613,000
  1,600,000 5.875%, 8/15/98......................................     1,625,000
  2,500,000 6.375%, 1/15/99......................................     2,577,340
  2,000,000 6.75%, 6/30/99.......................................     2,090,622
  1,000,000 6.375%, 7/15/99......................................     1,033,436
  1,500,000 6.875%, 8/31/99......................................     1,575,937
  1,000,000 6.375%, 1/15/00......................................     1,037,186
  2,750,000 6.75%, 4/30/00.......................................     2,894,375
  2,000,000 6.375%, 8/15/02......................................     2,101,250
                                                                    -----------
                                                                     16,548,146
                                                                    -----------
            UNITED STATES TREASURY--
            STRIPPED PRINCIPAL--1.25%
  1,000,000 0.00%, 2/15/01.......................................       760,869
                                                                    -----------
            TOTAL U.S. GOV'T AGENCIES & OBLIGATIONS
            (Cost $48,610,687)                                       48,757,916
                                                                    -----------

 PRINCIPAL                                                            MARKET
   AMOUNT                                                              VALUE
 ---------                                                          -----------

            MORTGAGE BACKED
            SECURITIES--8.44%
            Federal National Mortgage Association,

 $1,346,499 Pool # 195152, 7.00%, 1/1/08.........................   $ 1,371,489
  1,018,513 Pool # 124118, 9.00%, 3/1/22.........................     1,077,596
            Government National Mortgage Association,
    183,760 Pool # 204365, 9.00%, 3/15/17........................       195,635
    436,883 Pool # 780047, 9.00%, 12/15/17.......................       465,113
    947,478 Pool # 354859, 9.00%, 7/15/24........................     1,003,438
    963,116 Pool # 407323, 8.25%, 4/15/25........................     1,006,757
                                                                    -----------
            TOTAL MORTGAGE BACKED SECURITIES (Cost $5,077,910)...     5,120,028
                                                                    -----------
            COLLATERALIZED MORTGAGE OBLIGATIONS--9.27%
            Federal Home Loan Mortgage Corporation,
  1,436,516 Series 1317E, 7.00%, 6/15/04.........................     1,449,142
    500,000 Series 1202E, 7.00%, 7/15/05.........................       511,184
    500,000 Series 1467D, 6.70%, 8/15/05.........................       508,149
            Federal National Mortgage Association,
  2,000,000 Series 1991--137, 8.30%, 6/25/20                          2,062,118
            Government National Mortgage Association,
  1,067,000 Series 1995-2 D, 8.50%, 11/20/15                          1,094,848
                                                                    -----------
            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
            (Cost $5,610,225)....................................     5,625,441
                                                                    -----------
            ASSET BACKED SECURITIES--0.11%
     64,333 General Motors Acceptance Corporation, Grantor Trust
            1992-E, Class A,
            4.75%, 8/15/97 (Cost $64,303)........................        64,094
                                                                    -----------
            REPURCHASE AGREEMENT--0.25%
    153,000 Repurchase agreement with Deutsche Bank, 6.00%, due
            1/2/96, repurchase price $153,102 (Collateral--
            Federal Home Loan Bank Note, 6.29%, 10/20/99;
            aggregate market value plus accrued interest
            $158,238)
            (Cost $153,000)......................................       153,000
                                                                    -----------
            TOTAL INVESTMENTS--
            (Cost $59,516,125)--(a) 98.45%.......................    59,720,479
            Cash, receivables and other assets less liabilities--
            1.55%................................................       938,442
                                                                    -----------
            NET ASSETS--100.00%..................................   $60,658,921
                                                                    ===========

See notes to financial statements.

(a) The cost stated also represents the aggregate cost for Federal income tax purposes. At December 31, 1995, net unrealized appreciation was $204,354 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $557,150 and aggregate gross unrealized depreciation of $352,796.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     BNY HAMILTON INTERMEDIATE GOVERNMENT FUND
     Statement of Assets and Liabilities


     DECEMBER 31, 1995

--------------------------------------------------------------------------------

ASSETS:
 Investments at market value,
  (Identified cost $59,516,125)................................... $59,720,479
 Receivables:
  Investments sold................................................     205,991
  Interest........................................................   1,118,718
  Capital stock sold..............................................      14,238
 Deferred organization costs and other assets.....................      29,224
                                                                   -----------
  TOTAL ASSETS....................................................  61,088,650
                                                                   -----------
LIABILITIES:
 Payables:
  Due to custodian................................................     210,375
  Capital stock repurchased.......................................      33,650
  Dividends.......................................................      92,074
  Services provided by The Bank of New York and Administrator.....      49,263
 Accrued expenses and other liabilities...........................      44,367
                                                                   -----------
  TOTAL LIABILITIES...............................................     429,729
                                                                   -----------
NET ASSETS:
 (applicable to 6,102,102 shares issued and outstanding; 200 million shares of $.001 par value authorized)................... $60,658,921
                                                                   ===========
 Net asset value, offering price and repurchase price per share
  ($60,658,921/6,102,102 shares).................................. $      9.94
                                                                   ===========
 Maximum public offering price per share ($9.94/.97).............. $     10.25
                                                                   ===========
SOURCES OF NET ASSETS:
 Capital stock @ par.............................................. $     6,102
 Capital surplus..................................................  62,558,550
 Accumulated net realized loss on investments.....................  (2,110,085)
 Net unrealized appreciation on investments.......................     204,354
                                                                   -----------
NET ASSETS........................................................ $60,658,921
                                                                   ===========

                                                       Statement of Operations

                                                          DECEMBER 31, 1995
-------------------------------------------------------------------------------
 INVESTMENT INCOME:

67 Interest.......................................................... $4,059,514
                                                                    ----------
EXPENSES:
 Advisory..........................................................    308,254
 Administration....................................................    123,302
 Accounting services...............................................     60,000
 Custodian.........................................................     27,959
 Cash management...................................................      9,504
 Transfer agent....................................................     26,812
 Audit.............................................................     11,720
 Insurance.........................................................      5,761
 Directors.........................................................     15,797
 Reports to shareholders...........................................      8,007
 Registration and filing...........................................     14,526
 Legal.............................................................     17,581
 Other.............................................................     23,708
                                                                    ----------
  TOTAL EXPENSES...................................................    652,931
                                                                    ----------
  NET INVESTMENT INCOME............................................  3,406,583
                                                                    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--
 Net realized loss on investment transactions......................   (704,447)
 Increase in unrealized appreciation on investments during the year.............................................................  6,144,249
                                                                    ----------
 Net realized and unrealized gain on investments...................  5,439,802
                                                                    ----------
 Net increase in net assets resulting from operations.............. $8,846,385
                                                                    ==========
See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     BNY HAMILTON INTERMEDIATE GOVERNMENT FUND
------
     Statements of Changes in Net Assets




--------------------------------------------------------------------------------

                                                      YEAR ENDED DECEMBER 31,
                                                      ------------------------
                                                         1995         1994
                                                      -----------  -----------
OPERATIONS:
 Net investment income............................... $ 3,406,583  $ 3,586,566
 Net realized loss on investments....................    (704,447)  (1,410,871)
 Increase in unrealized appreciation (depreciation)
  on investments during the year.....................   6,144,249   (6,070,522)

                                                      -----------  -----------
  Net increase (decrease) in net assets resulting
   from operations...................................   8,846,385   (3,894,827)
                                                      -----------  -----------
DIVIDENDS TO SHAREHOLDERS:
 Dividends from net investment income................  (3,406,583)  (3,586,566)
                                                      -----------  -----------
CAPITAL STOCK TRANSACTIONS:
 Proceeds from capital stock sold....................  10,197,215   16,386,289
 Proceeds from reinvestment of dividends.............   2,247,470    2,258,630
 Cost of capital stock repurchased................... (16,553,657) (23,904,747)
                                                      -----------  -----------
  Decrease in net assets resulting from capital stock
   transactions......................................  (4,108,972)  (5,259,828)
                                                      -----------  -----------
    INCREASE (DECREASE) IN NET ASSETS................   1,330,830  (12,741,221)
NET ASSETS:
 Beginning of year...................................  59,328,091   72,069,312
                                                      -----------  -----------
 End of year......................................... $60,658,921  $59,328,091
                                                      ===========  ===========
CHANGE IN CAPITAL STOCK OUTSTANDING:
 Shares sold.........................................   1,074,090    1,684,218
 Shares issued on reinvestment of dividends..........     233,341      238,683
 Shares repurchased..................................  (1,726,729)  (2,521,236)
                                                      -----------  -----------
  Net decrease.......................................    (419,298)    (598,335)
 Shares outstanding, beginning of year...............   6,521,400    7,119,735
                                                      -----------  -----------
 Shares outstanding, end of year.....................   6,102,102    6,521,400
                                                      ===========  ===========

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------
     BNY HAMILTON INTERMEDIATE GOVERNMENT FUND
     Financial Highlights


--------------------------------------------------------------------------------

                                                                  FOR THE
                                                                   PERIOD
                                                                 AUGUST 10,
                                                                   1992*
                                     YEAR ENDED DECEMBER 31,      THROUGH
                                     --------------------------   DECEMBER
                                      1995     1994      1993     31, 1992
                                     -------  -------   -------  ----------
PER SHARE DATA:

Net asset value at beginning of
 period............................  $  9.10  $ 10.12   $  9.87   $ 10.00
                                     -------  -------   -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income..............     0.53     0.50      0.51      0.18
Net realized and unrealized gain
 (loss) on investments.............     0.84    (1.02)     0.27     (0.13)
                                     -------  -------   -------   -------
 Total from investment operations..     1.37    (0.52)     0.78      0.05
                                     -------  -------   -------   -------
DIVIDENDS AND DISTRIBUTION
Dividends from net investment
 income............................    (0.53)   (0.50)    (0.51)    (0.18)
Distribution from capital gains....      --       --      (0.02)      --
                                     -------  -------   -------   -------
 Total dividends and distribution..    (0.53)   (0.50)    (0.53)    (0.18)
                                     -------  -------   -------   -------
Net asset value at end of period...  $  9.94  $  9.10   $ 10.12   $  9.87
                                     =======  =======   =======   =======
TOTAL RETURN+......................    15.40%   (5.17)%    8.03%     0.51%**
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's
 omitted)..........................  $60,659  $59,328   $72,069   $25,575
Ratio to average net assets of:
 Expenses, net of waiver from The
  Bank of New York.................     1.06%    1.07%     0.86%     0.75%***
 Expenses, prior to waiver from The
  Bank of New York.................     1.06%    1.10%     1.15%     1.64%***
 Net investment income, net of
  waiver from The Bank of New York.     5.52%    5.30%     5.04%     4.62%***
Portfolio turnover rate............       48%      49%       67%       63%

* Commencement of investment operations.
** Not annualized.
*** Annualized.
+ Total return does not consider the effect of the sales load.

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------
     BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND
     Schedule of Investments

     DECEMBER 31, 1995

--------------------------------------------------------------------------------
                                         *MOODY'S
 PRINCIPAL                                 /S&P   INTEREST MATURITY   MARKET
   AMOUNT                                RATINGS    RATE     DATE      VALUE
 ---------                               -------- -------- -------- -----------

            MUNICIPAL BONDS--96.60%
            EDUCATION--10.07%
 $  235,000 Dutchess County, New York
            IDA Civic Facility
            Revenue, Bard College.....     A/NR    6.000%  11/01/99 $   245,516
    250,000 New York State Dormitory
            Authority,
            Columbia University.......   Aaa/AA+   5.000   07/01/00     258,755
  1,000,000 New York State Dormitory
            Authority,
            Cornell University........    Aa/AA    4.600   07/01/00   1,020,790
  1,000,000 New York State Dormitory
            Authority, New York
            University, MBIA Insured+.   Aaa/AAA   5.500   07/01/04   1,064,210
  1,000,000 New York State Dormitory
            Authority, Strong Hospital
            (University of Rochester).    A1/A+    5.000   07/01/02   1,025,090
    500,000 New York State Dormitory
            Authority,
            University of Rochester...    A1/A+    4.700   07/01/00     508,725
                                                                    -----------
                                                                      4,123,086
                                                                    -----------
            GENERAL OBLIGATION--11.25%
    500,000 Monroe County, New York,
            MBIA Insured+.............   Aaa/AAA   4.800   06/01/02     514,450
     60,000 Monroe County, New York
            Series B, Unrefunded
            Balance, Callable 6/01/98.    A1/AA-   7.000   06/01/03      64,653
  1,000,000 New York State, General
            Obligation................     A/A-    4.600   03/15/01   1,009,160
  1,000,000 New York State, General
            Obligation................     A/A-    5.125   06/15/04   1,030,070
    500,000 New York State Municipal
            Bond Bank Agency
            (City of Rochester).......    NR/A+    5.750   03/15/96     502,070
    500,000 New York State Municipal
            Bond Bank Agency
            (City of Rochester).......    NR/A+    6.400   03/15/01     541,000
    950,000 Town of New Castle, New
            York
            (Westchester County) .....    Aa/NR    4.000   06/01/00     943,132
                                                                    -----------
                                                                      4,604,535
                                                                    -----------

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

------
     BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND
     Schedule of Investments (Continued)

     DECEMBER 31, 1995

--------------------------------------------------------------------------------
                                          *MOODY'S
 PRINCIPAL                                  /S&P   INTEREST MATURITY   MARKET
  AMOUNT                                  RATINGS    RATE     DATE     VALUE
 ---------                                -------- -------- -------- ----------
           MUNICIPAL BONDS (CONTINUED)
           HEALTH CARE--4.53%
 $ 500,000 New York State Medical Care
           Facilities--
           Downstate Medical Center....    NR/AAA   5.700%  02/15/04 $  537,690
   305,000 New York State Medical Care
           Facilities--
           Millard Fillmore Hospital
           FHA.........................    Aa/AA    5.600   02/15/02    316,983
 1,000,000 New York State Medical Care
           Facilities--
           Mount Sinai Hospital FHA....    NR/AAA   4.500   02/15/96  1,001,060
                                                                     ----------
                                                                      1,855,733
                                                                     ----------
           HOUSING--1.24%
   500,000 New York State Mortgage
           Revenue Agency..............    Aa/NR    5.300   04/01/04    508,855
                                                                     ----------
           INDUSTRIAL DEVELOPMENT BONDS--3.73%
   500,000 Puerto Rico Industrial
           Medical Environmental PCR,
           Intel Corp., Put Option
           9/01/98.....................     A2/A    4.000   09/01/13    501,110
 1,000,000 Westchester County
           Industrial Development
           Authority...................   Aaa/AAA   4.850   07/01/00  1,024,780
                                                                     ----------
                                                                      1,525,890
                                                                     ----------
           PREREFUNDED/ESCROWED/US GUARANTEED--
           4.56%
   990,000 New York State Housing
           Finance Agency ETM State
           University Construction.....   Aaa/AAA   6.500   11/01/06  1,097,266
   351,000 Puerto Rico Aqueduct & Sewer
           Authority ETM...............   Aaa/AAA   4.200   07/01/00    349,719
   415,000 Puerto Rico Aqueduct & Sewer
           Authority ETM...............   Aaa/AAA   4.500   07/01/02    420,914
                                                                     ----------
                                                                      1,867,899
                                                                     ----------
           SPECIAL TAX--14.79%

 1,000,000 Municipal Assistance Corp.
           Series 67...................    Aa/AA-   7.200   07/01/99  1,098,900
 1,000,000 New York State Local
           Government Assistance Corp.. A/A 6.400 04/01/97 1,030,640 300,000 New York State Local
           Government Assistance Corp.. A/A 6.700 04/01/00 327,948 1,000,000 New York State Local
           Government Assistance Corp.. A/A 5.300 04/01/00 1,039,230 340,000 New York State Local
           Government Assistance Corp.. A/A 6.750 04/01/02 376,397 655,000 New York State Local
           Government Assistance Corp.. A/A 5.000 04/01/02 672,279 500,000 New York State Local
           Government Assistance Corp.. A/A 4.800 04/01/05 499,595 1,000,000 New York State Thruway
           Authority Highway & Bridge
           Trust Fund..................     A/A-    4.750   04/01/98  1,008,230
                                                                     ----------
                                                                      6,053,219
                                                                     ----------

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------
     BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND
     Schedule of Investments (Continued)

     DECEMBER 31, 1995

--------------------------------------------------------------------------------

                                                                    *MOODY'S
 PRINCIPAL                                                            /S&P    INTEREST MATURITY   MARKET
   AMOUNT                                                            RATINGS    RATE     DATE      VALUE
 ---------                                                          --------- -------- -------- -----------
            MUNICIPAL BONDS (CONTINUED)
            STATE APPROPRIATION--15.78%
 $  420,000 Metropolitan Transportation Authority................   Baa1/BBB+  5.100%  07/01/00 $   428,459
    450,000 New York State Dormitory Authority, State University.   Baa1/BBB+  7.100   05/15/98     477,275
    900,000 New York State Dormitory Authority, State University.   Baal/BBB+  5.200   05/15/03     899,946
    500,000 New York State Dormitory Authority, State University.   Baal/BBB+  5.500   05/15/07     503,330
  1,400,000 New York State Dormitory Authority, Upstate Community
            Colleges.............................................   Baa1/BBB-  4.500   07/01/00   1,377,600
    500,000 New York State Medical Care Facilities--Mental
            Health...............................................   Baa1/BBB+  4.600   08/15/99     498,490
    275,000 New York State Medical Care Facilities--Mental
            Health...............................................   Baa1/BBB+  4.700   02/15/01     269,409

    505,000 New York State Medical Care Facilities--Mental
            Health...............................................   Baa1/BBB+  4.700   08/15/01     493,097
    480,000 New York State Medical Care Facilities--Mental
            Health...............................................   Baa1/BBB+  6.100   08/15/02     504,749
  1,000,000 New York State Thruway Authority Service Contract....   Baa1/BBB   5.000   04/01/00   1,007,540
                                                                                                -----------
                                                                                                  6,459,895
                                                                                                -----------
            TRANSPORTATION--18.24%
    625,000 New York State Thruway Authority General Revenue.....     A1/A     5.125   01/01/00     643,556
  1,500,000 New York State Thruway Authority General Revenue.....     A1/A     5.250   01/01/01   1,552,635
  1,000,000 Niagara Falls Bridge Commission Toll Revenue, FGIC
            Insured+.............................................    Aaa/AAA   5.000   10/01/06   1,012,250
    650,000 Port Authority of New York & New Jersey..............    A1/AA-    5.100   08/01/01     673,933
    500,000 Port Authority of New York & New Jersey..............    A1/AA-    6.100   10/15/02     548,185
  1,000,000 Port Authority of New York & New Jersey..............    A1/AA-    5.300   08/01/03   1,048,290
    500,000 Triborough Bridge & Tunnel Authority General Purpose.     Aa/A+    6.600   01/01/96     500,080
    500,000 Triborough Bridge & Tunnel Authority General Purpose.     Aa/A+    4.100   01/01/01     494,430
  1,000,000 Triborough Bridge & Tunnel Authority General Purpose.     Aa/A+    4.300   01/01/02     993,730
                                                                                                -----------
                                                                                                  7,467,089
                                                                                                -----------

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------
     BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND
     Schedule of Investments (Continued)

     DECEMBER 31, 1995

--------------------------------------------------------------------------------
                                       *MOODY'S
 PRINCIPAL                               /S&P   INTEREST   MATURITY   MARKET
   AMOUNT                              RATINGS    RATE       DATE      VALUE
 ---------                             -------- --------   -------- -----------
            MUNICIPAL BONDS (CONTINUED)
            UTILITY--10.00%
 $  300,000 Great Neck North Water
            Authority, New York.....     A1/A-   6.900%    01/01/00 $   329,229
    250,000 New York State
            Environment Facs. Corp.
            State Water.............   Aaa/AAA   6.000     05/15/02     271,730
    500,000 New York State Envir.
            Fac. Corp. PCR Water
            Revol...................    Aa/A-    5.100     06/15/00     518,740
    400,000 New York State Envir.
            Fac. Corp. PCR Water
            Revol...................   Aaa/AAA   6.300     09/15/00     435,356

    500,000 New York State Power
            Authority...............    Aa/AA    7.500     01/01/02     540,115
    250,000 Onondaga County, New
            York Water Authority....     A1/A    6.250     01/15/98     260,515
    700,000 Suffolk County Water
            Authority, New York MBIA
            Insured+................   Aaa/AAA   4.800     06/01/97     709,968
  1,000,000 Suffolk County Water
            Authority, New York MBIA
            Insured+................   Aaa/AAA   4.800     06/01/00   1,025,170
                                                                    -----------
                                                                      4,090,823
                                                                    -----------
            OTHER--2.41%
    340,000 New York City, Trust For
            Cultural Resources
            Museum MOMA--AMBAC
            Insured+................   Aaa/AAA   4.900     01/01/01     349,251
    240,000 New York City, Trust For
            Cultural Resources
            Museum MOMA--AMBAC
            Insured+................   Aaa/AAA   5.000     01/01/02     247,783
    350,000 New York City, Trust For
            Cultural Resources
            Museum MOMA--AMBAC
            Insured+................   Aaa/AAA   6.300     01/01/03     387,940
                                                                    -----------
                                                                        984,974
                                                                    -----------
            TOTAL MUNICIPAL BONDS
            (Cost $38,587,654)......                                 39,541,998
                                                                    -----------
            SHORT-TERM NOTES--1.22%
    500,000 Mamaroneck, New York
            School District TAN
            (Cost $500,215).........    NR/NR    4.000     02/06/96     500,105
                                                                    -----------
            TAX-EXEMPT MONEY MARKET FUND--
            0.80%
    325,099 Dreyfus New York
            Municipal Cash
            Management
            (Cost $325,099).........    NR/NR    4.300(a)               325,099
                                                                    -----------
            TOTAL INVESTMENTS (Cost
            $39,412,968)(b)--98.62%.                                 40,367,202
            Cash, receivables, and
            other assets less
            liabilities--1.38%......                                    563,733
                                                                    -----------
            NET ASSETS--100.00%.....                                $40,930,935
                                                                    ===========

            NR Not rated by Moody's or Standard & Poor's ("S&P").

            TAN Tax Anticipation Note.
            *   Ratings are not audited by Deloitte & Touche LLP.
            + Insured or guaranteed by the indicated municipal bond insurance corporation.
            (a) Represents annualized yield at December 31, 1995.
            (b) The cost stated also represents the aggregate cost for Federal income tax purposes. At December 31, 1995, net unrealized appreciation was $954,234 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $970,501 and aggregate gross unrealized depreciation of $16,267.

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND
     Statement of Assets and Liabilities

      DECEMBER 31, 1995

  ------------------------------------------------------------------------------

ASSETS:
 Investments at market value,
  (Identified cost $39,412,968)................................... $40,367,202
 Receivables:
  Investments sold................................................         394
  Interest........................................................     693,977
  Capital stock sold..............................................          97
 Deferred organization costs and other assets.....................      30,469
                                                                   -----------
  TOTAL ASSETS....................................................  41,092,139
                                                                   -----------
LIABILITIES:
 Payables:
  Capital stock repurchased.......................................         115
  Dividends.......................................................      85,045
  Services provided by The Bank of New York and Administrator.....      23,170
 Accrued expenses and other liabilities...........................      52,874
                                                                   -----------
  TOTAL LIABILITIES...............................................     161,204
                                                                   -----------
NET ASSETS:
 (applicable to 3,959,525 shares issued and outstanding; 200 million shares of $.001 par value authorized)................... $40,930,935
                                                                   ===========
 Net asset value, offering price and repurchase price per share
  ($40,930,935/3,959,525 shares).................................. $     10.34
                                                                   ===========
 Maximum public offering price per share ($10.34/.97)............. $     10.66
                                                                   ===========

SOURCES OF NET ASSETS:
 Capital stock @ par.............................................. $     3,959
 Capital surplus..................................................  40,432,433
 Accumulated net realized loss on investments.....................    (459,691)
 Net unrealized appreciation on investments.......................     954,234
                                                                   -----------
NET ASSETS........................................................ $40,930,935
                                                                   ===========

                                                 Statement of Operations
                                         FOR THE YEAR ENDED DECEMBER 31, 1995
-------------------------------------------------------------------------------
 INVESTMENT INCOME:
 Interest.......................................................... $2,069,668
                                                                    ----------
EXPENSES:
 Advisory..........................................................    216,014
 Administration....................................................     86,406
 Accounting services...............................................     60,000
 Custodian.........................................................     16,252
 Cash management...................................................     11,449
 Transfer agent....................................................     29,041
 Audit.............................................................     11,415
 Insurance.........................................................      4,545
 Directors.........................................................     15,797
 Reports to shareholders...........................................      6,026
 Registration and filing...........................................     14,994
 Legal.............................................................     17,123
 Other.............................................................     28,122
                                                                    ----------
  TOTAL EXPENSES...................................................    517,184
 Fees waived by The Bank of New York and Administrator.............   (128,360)
                                                                    ----------
  NET EXPENSES.....................................................    388,824
                                                                    ----------
  NET INVESTMENT INCOME............................................  1,680,844
                                                                    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--
 Net realized loss on investment transactions......................    (75,562)
 Increase in unrealized appreciation on investments during the year.............................................................  3,351,479
                                                                    ----------
 Net realized and unrealized gain on investments...................  3,275,917
                                                                    ----------
 Net increase in net assets resulting from operations.............. $4,956,761
                                                                    ==========

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------

     BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND
     Statements of Changes in Net Assets

--------------------------------------------------------------------------------
                                                      YEAR ENDED DECEMBER 31,
                                                      ------------------------
                                                         1995         1994
                                                      -----------  -----------
OPERATIONS:
 Net investment income............................... $ 1,680,844  $ 2,053,601
 Net realized loss on investments....................     (75,562)    (375,628)
 Increase in unrealized appreciation (depreciation)
  on investments during the year.....................   3,351,479   (3,814,746)
                                                      -----------  -----------
  Net increase (decrease) in net assets resulting
   from operations...................................   4,956,761   (2,136,773)
                                                      -----------  -----------
DIVIDENDS TO SHAREHOLDERS:
 Dividends from net investment income................  (1,680,844)  (2,053,601)
                                                      -----------  -----------
CAPITAL STOCK TRANSACTIONS:
 Proceeds from capital stock sold....................   4,068,695   11,933,747
 Proceeds from reinvestment of dividends.............     604,529      689,660
 Cost of capital stock repurchased................... (10,231,201) (21,090,712)
                                                      -----------  -----------
  Decrease in net assets resulting from capital stock
   transactions......................................  (5,557,977)  (8,467,305)
                                                      -----------  -----------
    DECREASE IN NET ASSETS...........................  (2,282,060) (12,657,679)
NET ASSETS:
 Beginning of year...................................  43,212,995   55,870,674
                                                      -----------  -----------
 End of year......................................... $40,930,935  $43,212,995
                                                      ===========  ===========
CHANGE IN CAPITAL STOCK OUTSTANDING:
 Shares sold.........................................     410,516    1,184,457
 Shares issued on reinvestment of dividends..........      59,793       69,568
 Shares repurchased..................................  (1,014,728)  (2,136,537)
                                                      -----------  -----------
  Net decrease.......................................    (544,419)    (882,512)
 Shares outstanding, beginning of year...............   4,503,944    5,386,456
                                                      -----------  -----------
 Shares outstanding, end of year.....................   3,959,525    4,503,944
                                                      ===========  ===========

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND
     Financial Highlights



--------------------------------------------------------------------------------

                                                                    FOR THE
                                                                     PERIOD
                                                                   AUGUST 10,
                                                                     1992*
                                    YEAR ENDED DECEMBER 31,         THROUGH
                                  ---------------------------       DECEMBER
                                   1995       1994        1993      31, 1992
                                   ----       ----      ---------  ----------
PER SHARE DATA:
Net asset value at beginning of
 period........................  $    9.59  $   10.37     $  9.97   $ 10.00
                                 ---------  ---------   ---------   -------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income..........       0.39       0.39        0.38      0.15
Net realized and unrealized
 gain (loss) on investments....       0.75      (0.78)       0.40     (0.03)+
                                 ---------  ---------   ---------   -------
 Total from investment
  operations...................       1.14      (0.39)       0.78      0.12
                                 ---------  ---------   ---------   -------
DIVIDENDS
Dividends from net investment
 income........................      (0.39)     (0.39)      (0.38)    (0.15)
                                 ---------  ---------   ---------   -------
Net asset value at end of
 period........................  $   10.34  $    9.59   $   10.37   $  9.97
                                 =========  =========   =========   =======
TOTAL RETURN++.................      12.08%     (3.81)%      7.99%     1.18%**
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period
 (000's omitted)...............    $40,931    $43,213     $55,871   $19,717
Ratio to average net assets of:
 Expenses, net of waiver from
  The Bank of New York and
  Administrator................       0.90%      0.85%       0.68%     0.60%***
 Expenses, prior to waiver from
  The Bank of New York and
  Administrator................       1.20%      1.20%       1.30%     1.96%***
 Net investment income, net of
  waiver from The Bank
  of New York and
  Administrator................       3.89%      3.92%       3.74%     3.79%***
Portfolio turnover rate........          4%        18%          6%       --

* Commencement of investment operations.
** Not annualized.
*** Annualized.
+ The amount shown is not in accordance with the change in the aggregate gains and losses of the portfolio securities during the period August 10, 1992 through December 31, 1992 due to the timing of sales and repurchases of shares of the Fund.
++Total return does not consider the effect of the sales load.

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------
     NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION AND BUSINESS

 The BNY Hamilton Funds, Inc. (the "Company") was organized as a Maryland Cor-poration on May 1, 1992 and is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company currently con-sists of four series: BNY Hamilton Money Fund (not included herein), BNY Hamil-ton Equity Income Fund, BNY Hamilton Intermediate Government Fund and BNY Ham-ilton Intermediate New York Tax-Exempt Fund (individually, a "Fund" and collec-tively, the "Funds").

2. SIGNIFICANT ACCOUNTING POLICIES
(A) SECURITY VALUATIONS
  BNY Hamilton Equity Income Fund (the "Equity Income Fund")
 Securities listed on a domestic securities exchange, including options on stock indexes, are valued based on the last sale price as of the close of regu-lar trading hours on the New York Stock Exchange or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted secu-rities traded only on the over the counter market are valued at the average of the quoted bid and asked prices in the over-the-counter market.

 The market value of a written call option or a purchased put option is the last reported sale price on the principal exchange on which such option is traded or, if no sales are reported, the average between the last reported bid and asked prices.

  BNY Hamilton Intermediate Government Fund (the "Intermediate Government Fund") and BNY Hamilton Intermediate New York Tax-Exempt Fund (the "Inter-mediate New York Tax-Exempt Fund")
 Securities are valued using prices supplied daily by an independent pricing service or services that (l) are based on the last sale price on a national se-curities exchange, or in the absence of recorded sales, at the readily avail-able closing bid price on such exchange or at the quoted bid price in the over-the-counter market, if such exchange or market constitutes the broadest and most representative market for the security, and (2) in other cases, take into account various factors affecting market value, including yields and prices of comparable securities, indications as to value from dealers and general market conditions.

 Portfolio securities with a remaining maturity of 60 days or less are valued using the amortized cost method for all Funds.

 Securities for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board of Directors for all Funds.

(B) REPURCHASE AGREEMENTS
 The Funds' custodian or designated sub-custodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obli-gation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circum-stances, in the event of default or bankruptcy by the other party to the agree-ment, realization and/or retention of the collateral may be subject to legal proceedings.

(C) WRITTEN OPTIONS AND PURCHASED OPTIONS
 The Equity Income Fund enters into an option contract for the purpose of ei-ther hedging its exposure to the market fluctuations of the portfolio, or

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------
     NOTES TO FINANCIAL STATEMENTS (CONTINUED)


an individual security position. The nature and risks associated with these se-curities are explained further in the Prospectus and Statement of Additional Information.

 When the Equity Income Fund writes a call option, it will receive a premium. Premiums received are recorded as liabilities and adjusted to current market value daily. When a put option is purchased, the Equity Income Fund will pay a premium. Premiums paid for put options are included as investments and are also adjusted to their current market value daily.

 If a written call expires, the premium received by the Equity Income Fund will be treated as a short term capital gain. Likewise, premiums paid for purchased put options that expire unexercised will be treated as short term capital loss-es. In addition, short term capital gains or losses may be realized on exer-cised written calls or purchased puts depending on the premiums received or paid and the strike price of the underlying securities.

 As a writer of call options, the Equity Income Fund may not have control over the exercising of such options. As a result, the Equity Income Fund bears un-limited market risk of favorable changes in the value of the call option's un-derlying securities. The Equity Income Fund also bears unlimited market risk in the value of the written call option itself.


 If an option which the Equity Income Fund has purchased expires on its stipu-lated expiration date, the Equity Income Fund realizes a loss in the amount of the cost of the option. If the Equity Income Fund enters into a closing trans-action, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If the Equity Income Fund exercises a put option, it realizes a gain or loss from the sale of the under-lying security and the proceeds from such sale will be decreased by the premium originally paid. If the Equity Income Fund exercises a call option, the cost of the security which the Equity Income Fund purchases upon exercise will be in-creased by the premium originally paid.

(D) FEDERAL INCOME TAXES
 Each Fund is treated as a separate entity for federal income tax purposes. The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of the taxable and tax exempt income to the shareholders within the allowable time limits. Therefore, no federal income tax provision is required.

(E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
 The Intermediate Government Fund and the Intermediate New York Tax-Exempt Fund declare dividends daily and pay dividends monthly. The Equity Income Fund de-clares and pays dividends monthly.

 Income and capital gains distributions are determined in accordance with in-come tax regulations which may differ from methods used to determine the corre-sponding income and capital gain amounts in accordance with generally accepted accounting principles. These differences are primarily caused by differences in the timing of the recognition of certain components of income, expense, or cap-ital gain. Where such differences are permanent in nature, they are reclassi-fied in the Sources of Net Assets based upon their ultimate characterization for Federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value of each Fund.

(F) SECURITY TRANSACTIONS AND INVESTMENT INCOME
 Security transactions are recorded on the trade date. Realized gains and losses on security transactions are determined using the identified cost meth-od. Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Discounts on securities purchased for all Funds except for the Intermediate New York Tax-Exempt Fund and premiums on securities purchased for the Intermediate New York Tax-Exempt Fund are amortized.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------
     NOTES TO FINANCIAL STATEMENTS (CONTINUED)



(G) ORGANIZATION COSTS
 Costs incurred in connection with the organization and initial registration of the Funds are being amortized evenly over the period of benefit not to exceed

60 months from the date upon which each of the Funds commenced investment operations.

3. ADVISORY, ADMINISTRATION AND OTHER TRANSACTIONS WITH AFFILIATES
 The Bank of New York acts as the Funds' investment adviser (the "Adviser"). The Adviser manages the investments of the Funds and is responsible for all purchases and sales of the Funds' portfolio securities. The Adviser's fee ac-crues daily and is payable monthly at the following annual rates:

                                                                  % OF AVERAGE
                                                                DAILY NET ASSETS
                                                                ----------------
Equity Income Fund.............................................       .60%
Intermediate Government Fund                                          .50%
Intermediate New York Tax-Exempt Fund..........................       .50%

 BNY Hamilton Distributors, Inc. acts as the Funds' administrator (the "Admin-istrator") and will assist generally in supervising the operations of the Funds.

 The Administrator has agreed to provide facilities, equipment and personnel to carry out administrative services for the Funds, including, among other things, providing the services of persons who may be appointed as officers and direc-tors of the Funds, monitoring the custodian, fund accounting, transfer agency, administration, distribution, advisory and legal services that are provided to the Funds.

 The Administrator's fee is accrued daily and is payable monthly computed util-izing the following annual rates:

                                                                  % OF AVERAGE
                                                                DAILY NET ASSETS
                                                                ----------------
Equity Income Fund.............................................       .20%
Intermediate Government Fund                                          .20%
Intermediate New York Tax-Exempt Fund..........................       .20%

 In addition to acting as Administrator, BNY Hamilton Distributors, Inc. is the principal underwriter and distributor of shares of the Funds.

 The Bank of New York serves as the Funds' custodian and also serves as the fund accounting agent.

 The Bank of New York and the Administrator have voluntarily agreed to assume/waive expenses for the Intermediate New York Tax-Exempt Fund to the ex-tent that expenses for that Fund exceeded .90% of average daily net assets. There is currently no reimbursement of expenses with respect to the Equity In-come Fund and the Intermediate Government Fund.

 The Company has adopted a distribution plan (The "12b-1 Plans") with respect to each Fund. Under the 12b-1 Plans, the Funds will pay the Distributor for distribution expenses incurred in connection with sales of shares of the Funds. Payments for distribution expenses may not exceed .25% of each Fund's average daily net assets. The Funds have not implemented the 12b-1 Plans since their commencement of investment operations, and therefore no amounts have been ac-crued for such fees in the accompanying financial statements.

4. PORTFOLIO SECURITIES
 During the year ended December 31, 1995, the cost of purchases and the pro-ceeds from sales of securities, other than short-term securities, were as fol-lows:


                                                                 EQUITY
                                                               INCOME FUND
                                                         -----------------------
                                                          PURCHASES     SALES
                                                         ----------- -----------
US Gov't Securities..................................... $       --  $       --
All Others..............................................  87,087,927  81,212,081

                                                              INTERMEDIATE
                                                             GOVERNMENT FUND
                                                         -----------------------
                                                          PURCHASES     SALES
                                                         ----------- -----------
US Gov't Securities..................................... $27,548,620 $28,713,238
All Others..............................................         --       87,251

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------
     NOTES TO FINANCIAL STATEMENTS (CONTINUED)



                                                                INTERMEDIATE
                                                                  NEW YORK
                                                              TAX-EXEMPT FUND
                                                            --------------------
                                                            PURCHASES   SALES
                                                            --------- ----------
US Gov't Securities........................................ $     --  $      --
All Others................................................. 1,740,993  8,601,443

5. FEDERAL INCOME TAXES

 For federal income tax purposes, the Funds indicated below have capital loss carryforwards as of December 31, 1995 which are available to offset future capital gains, if any. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such amounts.

                                                         CAPITAL LOSS
                                                         CARRYFORWARD EXPIRATION

                                                         ------------ ----------
Intermediate  Government Fund...........................  $1,358,600     2002
                                                             681,600     2003
Intermediate New York  Tax-Exempt Fund..................       2,900     2000
                                                               5,600     2001
                                                             377,300     2002
                                                              91,500     2003

6. WRITTEN OPTION ACTIVITY

 Transactions in written options during the year ended December 31, 1995 were as follows:

                           AMOUNT OF   NUMBER OF
                            PREMIUMS    OPTIONS
                          ------------ ---------
EQUITY INCOME FUND:
Options outstanding at
 December 31, 1994......  $    167,007      475
Options written during
 the year ended December
 31, 1995...............     2,131,248    2,565
Options terminated in
 closing purchase
 transactions...........   (1,702,715)   (2,935)
Options exercised.......           --       --
                          ------------  -------
Options outstanding at
 December 31, 1995......  $    595,540      105
                          ------------  -------

The cost of cancelling options in closing purchase transactions was $2,178,466, resulting in a net-short term capital loss of $475,751.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     REPORT OF INDEPENDENT ACCOUNTANTS

The Shareholders and Board of Directors of
BNY Hamilton Funds, Inc. (BNY Hamilton Equity Income Fund, BNY Hamilton Intermediate Government Fund, and BNY Hamilton Intermediate New York Tax-Exempt Fund):

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of BNY Hamilton Funds, Inc. (BNY Hamilton Equity Income Fund, BNY Hamilton Intermediate Government Fund, and BNY Hamilton Intermediate New York Tax-Exempt Fund) as of December 31, 1995, the related statements of operations for the year then ended and of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period August 10, 1992 (commencement of investment operations) to December 31, 1992. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1995 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BNY Hamilton Funds, Inc. (BNY Hamilton Equity Income Fund, BNY Hamilton Intermediate Government Fund, and BNY Hamilton Intermediate New York Tax-Exempt
Fund) as of December 31, 1995, the results of their operations, the changes in their net assets and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.

Deloitte & Touche llp
New York, New York
February 9, 1996

--------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For federal income tax purposes, 65.53% of the ordinary income dividends paid to you during the year ended December 31, 1995 for the BNY Hamilton Equity In-come Fund qualify for the corporate dividend deduction under section 243 of the Internal Revenue Code.
Dividends paid to shareholders of the BNY Hamilton Intermediate New York Tax-Exempt Fund are 100% exempt from federal, New York State and New York City in-come tax.

--------------------------------------------------------------------------------
                                       23

--------------------------------------------------------------------------------
------

    DIRECTORS AND OFFICERS
    Eugene Sullivan, Director and Chairman of the Board
    Peter Herrick, Director
    Leif H. Olsen, Director
    Stephen Stamas, Director
    Edward L. Gardner, Director
    Richard E. Stierwalt, Chief Executive Officer
    William B. Blundin, President
    Ann E. Bergin, Vice President
    William J. Tomko, Vice President
    Martin Dean, Treasurer
    George Martinez, Secretary
    Karen Doyle, Assistant Treasurer
    Robert L. Tuch, Assistant Secretary
    Alaina Metz, Assistant Secretary

    INVESTMENT ADVISER
    The Bank of New York

    ADMINISTRATOR AND DISTRIBUTOR
    BNY Hamilton Distributors, Inc.

    TRANSFER AGENT
    BISYS Fund Services, Inc.

    CUSTODIAN
    The Bank of New York

    INDEPENDENT ACCOUNTANTS
    Deloitte & Touche llp

    LEGAL COUNSEL
    Sullivan & Cromwell

--------------------------------------------------------------------------------
                                       24

 BNY HAMILTON FUNDS

 ANNUAL REPORT DECEMBER 31, 1995

 . EQUITY INCOME FUND
 . INTERMEDIATE GOVERNMENT FUND
 . INTERMEDIATE NEW YORK TAX-EXEMPT FUND

                                     (ART)

BNY HAMILTON DISTRIBUTORS, INC. IS THE FUNDS' DISTRIBUTOR AND IS UNAFFILIATED WITH THE BANK OF NEW YORK, THE INVESTMENT ADVISER.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for the Equity Income Fund, Intermediate Government Fund, or Intermediate New York Tax-Exempt Fund. For ad-ditional prospectuses, which contain more complete information, including charges and expenses, call 1-800-426-9363. Please read the prospectus carefully before investing or sending money.

   BNY HAMILTON FUNDS, INC.
   3435 Stelzer Road
   Columbus, Ohio, 43219-3035

INVESTMENTS IN THE FUNDS ARE NOT DEPOSITS, ARE NEITHER GUARANTEED BY NOR OBLI-GATIONS OF THE BANK OF NEW YORK AND ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN MUTUAL FUNDS INVOLVE RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

BNYEB95A

--------------------------------------------------------------------------------
---------  CHAIRMAN'S LETTER

                                                                   July 15, 1996

DEAR SHAREHOLDER:

     I am pleased to report to you on the performance of the BNY Hamilton Money Fund for the first half of 1996. I would like to take this opportunity to express my appreciation for the confidence you have placed in the Fund to invest your money. Growth in the Fund was strong. Net assets increased 17%, finishing the first half of the year at $1.1 billion.

     The Fund is invested to provide safety, liquidity and high yield. Consistent with these objectives, overnight repurchase agreements backed by U.S. Government securities currently constitute the largest portion of the Fund. Other Fund investments include commercial paper, U.S. Treasuries and Agencies and floating rate notes. Selection of maturities are determined by the supply and type of money market instruments available in the market as well as Federal Reserve policy and by the liquidity needs of our shareholders.

     At the end of June 1996, the 7-day current yield for the Hamilton Class of the BNY Hamilton Money Fund was 5.15%. The year to date annualized return was 5.22%. For the Premier Class, the 7-day current yield was 4.89%. The year to date annualized return was 4.96%. The 7-day current yield for the Classic Class was 4.63%. The year to date annualized return was 4.70%.*

     The Fund has achieved special recognition by Standard & Poor's, receiving a AAAm rating. This rating is historical and is based upon the Fund's credit quality, market price exposure and management. It signifies that the Fund's safety is excellent and that it has a superior capacity to maintain a $1.00 net asset value per share.

     We are pleased to provide you with the safety, liquidity and high yield the BNY Hamilton Money Fund offers. The Bank of New York as investment adviser to the Funds will continue to manage your assets with the same degree of conscientiousness, prudence and sensitivity to market changes in the months ahead.

Thank you for your support.

Sincerely,

Eugene J. Sullivan
Chairman of the Board

------------------
* An investment in the Fund is neither insured nor guaranteed by the U.S. Government. Yields will fluctuate with market conditions. Past performance is no guarantee of future results. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
---------  TABLE OF CONTENTS

      SCHEDULE OF INVESTMENTS...............................    Page   1

      STATEMENT OF ASSETS AND LIABILITIES...................           5

      STATEMENT OF OPERATIONS...............................           5

      STATEMENTS OF CHANGES IN NET ASSETS...................           6

      FINANCIAL HIGHLIGHTS..................................           7

      NOTES TO FINANCIAL STATEMENTS.........................           9

      DIRECTORS AND OFFICERS................................          11

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
---------  BNY HAMILTON MONEY FUND
           Schedule of Investments
           JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL                                      MARKET
   AMOUNT                                       VALUE
------------                                --------------
               COMMERCIAL PAPER-- 28.78%
               ASSET BACKED SECURITIES--
               TRADE & LEASE RECEIVABLES
               (PARTIAL SUPPORT)--5.57%
$ 25,000,000   Matterhorn Capital Corp.,
               5.35%+, 8/13/96............. $   24,840,243
  20,000,000   New Center Asset Trust,
               5.30%+, 7/1/96..............     20,000,000
  17,127,000   Sheffield Receivables Corp.,
               5.28%+, 7/1/96..............     17,127,000
                                            --------------
                                                61,967,243
                                            --------------
               BANK HOLDING COMPANIES--
               0.63%
   7,000,000   Chase Manhattan Corp.,
               4.93%+, 7/8/96..............      6,993,290
                                            --------------
               BANKS--FOREIGN
               INSTITUTIONS--5.57%
  25,000,000   Dresdner U.S. Finance, Inc.,
               5.34%+, 7/3/96..............     24,992,583
  25,000,000   Louis Dreyfus Corp., Series
               B, 5.14%+, 7/8/96 (LOC:
               Credit Agricole)*...........     24,974,139
  12,000,000   Royal Bank of Canada,
               5.12%+, 7/8/96..............     11,988,053
                                            --------------
                                                61,954,775
                                            --------------
               BEVERAGES--2.25%
  25,000,000   Coca-Cola Co., 5.28%+,
               7/9/96......................     24,970,667
                                            --------------
               BROKERAGE SERVICES--4.03%
  20,000,000   Lehman Brothers Holdings,
               Inc., 5.45%+, 8/12/96.......     19,872,833
  25,000,000   Morgan Stanley, 5.29%+,
               7/16/96.....................     24,944,896
                                            --------------
                                                44,817,729

                                            --------------
               CHEMICALS--1.79%
  20,000,000   du Pont (E.I.) de Nemours &
               Co., 5.30%+, 7/23/96........     19,934,733
                                            --------------

 PRINCIPAL                                      MARKET
   AMOUNT                                       VALUE
------------                                --------------
               ELECTRICAL & ELECTRONIC
               EQUIPMENT--2.23%
$ 25,000,000   Lucent Technologies, Inc.,
               5.38%+, 8/27/96............. $   24,787,042
                                            --------------
               FOREIGN GOVERNMENTS &
               RELATED ISSUES--
               FRANCE--1.33%
  15,000,000   Caisse D'Amortissement De La
               Sociale, 5.39%+, 9/24/96....     14,809,104
                                            --------------
               LEASING (WHOLESALE &
               RETAIL)--AUTOS, TRUCKS &
               RV'S--3.59%
  20,000,000   Ford Motor Credit Co.,
               5.32%+, 7/11/96.............     19,970,611
  20,000,000   Hertz Corp., 5.29%+,
               7/18/96.....................     19,950,039
                                            --------------
                                                39,920,650
                                            --------------
               PHARMACEUTICALS, HEALTH
               CARE, COSMETICS & SOAP--
               1.79%
  20,000,000   Abbott Laboratories, 5.30%+,
               7/16/96.....................     19,955,833
                                            --------------
               TOTAL COMMERCIAL PAPER (Cost
               $320,111,066)...............    320,111,066
                                            --------------

               UNITED STATES GOVERNMENT
               AGENCIES &
               OBLIGATIONS--21.52%

               UNITED STATES GOVERNMENT
               AGENCY SECURITIES--17.49%
               Federal Farm Credit Bank,
  11,150,000   5.08%+, 7/3/96..............     11,146,853
  15,300,000   5.75%, 8/1/96...............     15,299,683
  10,000,000   5.40%, 4/1/97...............      9,991,367
               Federal Home Loan Bank,
   7,500,000   5.71%, 8/9/96...............      7,499,719

  14,000,000   5.04%, 2/28/97..............     13,989,184
   5,000,000   5.325%, 3/18/97.............      4,992,480
   5,000,000   5.325%, 4/17/97.............      4,998,937

See notes to financial statements.
--------------------------------------------------------------------------------
                                       1

--------------------------------------------------------------------------------
---------  BNY HAMILTON MONEY FUND
           Schedule of Investments (continued)
           JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL                                      MARKET
   AMOUNT                                       VALUE
------------                                --------------
               UNITED STATES GOVERNMENT
               AGENCIES & OBLIGATIONS
               (CONTINUED)
               Federal Home Loan Mortgage
               Corporation,
$ 30,000,000   5.22%+, 7/8/96.............. $   29,969,317
   4,040,000   4.96%, 2/3/97...............      4,036,033
               Federal National Mortgage
               Association,
   5,000,000   4.82%+, 8/16/96.............      4,969,206
   5,000,000   4.81%+, 8/29/96.............      4,960,585
  10,000,000   5.32%+, 9/16/96.............      9,886,211
   9,000,000   5.68%, 10/7/96..............      8,999,577
   5,000,000   5.13%+, 10/30/96............      4,913,788
   7,000,000   5.47%, 11/14/96.............      6,998,870
  10,000,000   5.07%, 1/23/97..............      9,998,241
  10,000,000   4.82%, 2/10/97..............      9,996,439
  12,000,000   4.97%, 3/10/97..............     11,983,253
  20,000,000   5.48%, 4/24/97..............     19,987,286
                                            --------------
                                               194,617,029
                                            --------------
               UNITED STATES TREASURY
               BILLS--0.87%
  10,000,000   5.11%+, 2/6/97..............      9,686,098
                                            --------------
               UNITED STATES TREASURY
               NOTES--3.16%
  16,000,000   6.125%, 5/31/97.............     16,054,847
   9,000,000   6.75%, 5/31/97..............      9,074,860
  10,000,000   5.625%, 6/30/97.............      9,988,223

                                            --------------
                                                35,117,930
                                            --------------
               TOTAL UNITED STATES
               GOVERNMENT AGENCIES &
               OBLIGATIONS (Cost
               $239,421,057)...............    239,421,057
                                            --------------

 PRINCIPAL                                      MARKET
   AMOUNT                                       VALUE
------------                                --------------
               FLOATING RATE
               NOTES--7.55%
               BANK HOLDING COMPANIES--
               2.88%
$ 12,000,000   American Express Centurion
               Bank, 5.4661%+, payable
               monthly, interest rate
               resets monthly, next
               interest rate reset date
               7/16/96, final maturity
               10/16/96.................... $   11,998,948
  20,000,000   Boatmens National Bank of
               St. Louis, 5.62%+, payable
               quarterly, interest rate
               resets weekly, next interest
               rate reset date 7/2/96,
               final maturity 6/17/97......     20,000,000
                                            --------------
                                                31,998,948
                                            --------------
               BROKERAGE SERVICES--3.77%
  13,000,000   Bear Stearns Companies,
               Inc., 5.4875%+, payable
               monthly, interest rate
               resets monthly, next
               interest rate reset date
               7/3/96, final maturity
               10/3/96.....................     13,000,000
  12,000,000   Bear Stearns Companies,
               Inc., 5.5344%+, payable
               monthly, interest rate
               resets monthly, next
               interest rate reset date
               7/15/96, final maturity
               6/13/97.....................     12,000,000
  17,000,000   Merrill Lynch & Co., Inc.,
               5.4861%+, payable monthly,
               interest rate resets
               monthly, next interest rate
               reset date 7/16/96, final

               maturity 5/27/97............     17,000,000
                                            --------------
                                                42,000,000
                                            --------------

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
---------  BNY HAMILTON MONEY FUND
           Schedule of Investments (continued)
           JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL                                      MARKET
   AMOUNT                                       VALUE
------------                                --------------
               FLOATING RATE NOTES
               (CONTINUED)
               UNITED STATES GOVERNMENT
               AGENCY SECURITIES--0.90%
$ 10,000,000   Federal Farm Credit Bank,
               5.39%+, payable quarterly,
               interest rate resets weekly,
               next interest rate reset
               date 7/3/96, final maturity
               11/8/96..................... $    9,996,113
                                            --------------
               TOTAL FLOATING RATE NOTES
               (Cost $83,995,061)..........     83,995,061
                                            --------------
               CERTIFICATE OF
               DEPOSIT--2.52%
               BANK HOLDING COMPANIES--
               1.80%
  20,000,000   First Alabama Bank,
               Montgomery, 5.36%,
               7/22/96.....................     20,000,000
                                            --------------
               BANKS--FOREIGN
               INSTITUTIONS--0.72%
   8,000,000   ABN AMRO Bank, 5.53%,
               3/18/97.....................      8,001,094
                                            --------------
               TOTAL CERTIFICATE OF DEPOSIT
               (Cost $28,001,094)..........     28,001,094
                                            --------------
               FIXED RATE DEBT

               OBLIGATIONS--0.94%
               ASSET BACKED SECURITIES--
               OTHER ASSET BACKED
               PROGRAMS--0.04%

     456,082   Navistar Financial Corp.,
               5.75%, 11/15/96.............        456,080
                                            --------------
               FINANCE COMPANIES--
               NON-CAPTIVE &
               INDEPENDENT--0.90%
  10,000,000   General Electric Capital
               Corp., 5.10%, 1/27/97.......      9,999,315
                                            --------------
               TOTAL FIXED RATE DEBT
               OBLIGATIONS (Cost
               $10,455,395)................     10,455,395
                                            --------------

 PRINCIPAL                                      MARKET
   AMOUNT                                       VALUE
------------                                --------------
               TIME DEPOSITS-- FOREIGN
               INSTITUTIONS--
               0.18%
$  2,048,000   Societe Generale, 5.375%,
               7/1/96 (Cost $2,048,000).... $    2,048,000
                                            --------------
               REPURCHASE
               AGREEMENTS--38.65%
               REPURCHASE AGREEMENTS WITH
               BARCLAYS DEZOETE WEDD--
               8.99%
 100,000,000   5.60%, due 7/1/96,
               repurchase price
               $100,046,667 (Collateral--
               Federal Home Loan Mortgage
               Corporation Bonds,
               6.00%-9.00%,
               11/15/06-5/1/26; Federal
               National Mortgage
               Association Bonds,
               6.00%-7.00%, 7/25/99-6/1/26;
               aggregate market value plus
               accrued interest
               $103,000,000) (Cost
               $100,000,000)...............    100,000,000
                                            --------------
               REPURCHASE AGREEMENTS WITH
               DEAN WITTER REYNOLDS,
               INC.--10.78%
 120,000,000   5.50%-5.55%, due 7/1/96,

               repurchase price
               $120,055,083 (Collateral--
               Federal Farm Credit Bank
               Zero Coupon Note, 7/30/96;
               Federal Home Loan Bank
               Notes, 5.82%-7.03%,
               8/8/00-1/11/06; Federal Home
               Loan Mortgage Corporation
               Bonds including Zero Coupon
               Notes, 0.00%-7.50%,
               7/24/96-2/15/24; Federal
               National Mortgage
               Association Notes/Bonds,
               5.55%-7.00%,
               3/12/99-8/25/23; Tennessee
               Valley Authority Bond,

See notes to financial statements.
--------------------------------------------------------------------------------
                                       3

--------------------------------------------------------------------------------
---------  BNY HAMILTON MONEY FUND
           Schedule of Investments (continued)
           JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL                                      MARKET
   AMOUNT                                       VALUE
------------                                --------------
               REPURCHASE AGREEMENTS
               (CONTINUED)
               7.625%, 9/1/22;
               United States Treasury Bill,
               Zero Coupon, 8/8/96; United
               States Treasury Notes,
               5.75%-7.875%,
               8/31/96-12/31/99; United
               States Treasury Bonds
               including Zero Coupon Bonds,
               0.00%-7.50%,
               5/15/00-11/15/24; World Bank
               Global Bond, 6.375%,
               7/21/05; aggregate market
               value plus accrued interest
               $123,321,241) (Cost
               $120,000,000)............... $  120,000,000
                                            --------------
               REPURCHASE AGREEMENTS WITH

               DEUTSCHE BANK AG--9.89%
$110,000,000   5.50%, due 7/1/96,
               repurchase price
               $110,050,417 (Collateral--
               Federal Home Loan Mortgage
               Corporation Notes/Bonds,
               5.84%-7.88%,
               12/20/96-1/1/26; Federal
               National Mortgage
               Association Bonds,
               5.74%-7.50%,
               8/25/08-4/25/23; aggregate
               market value plus accrued
               interest $113,297,401) (Cost
               $110,000,000)...............    110,000,000
                                            --------------

 PRINCIPAL                                      MARKET
   AMOUNT                                       VALUE
------------                                --------------
               REPURCHASE AGREEMENTS WITH
               GOLDMAN, SACHS & CO.-- 8.99%
$100,000,000   5.50%, due 7/1/96,
               repurchase price
               $100,045,833 (Collateral--
               African Development Bank
               Bonds, 7.75%-9.30%,
               7/1/00-12/15/01;
               InterAmerican Development
               Bank Notes/Bonds,
               8.50%-9.45%,
               9/15/98-3/15/11; World Bank
               Zero Coupon Notes,
               7/18/96-3/4/97; United
               States Treasury Note,
               5.375%, 5/31/98; aggregate
               market value plus accrued
               interest $102,000,556) (Cost
               $100,000,000)............... $  100,000,000
                                            --------------
               TOTAL REPURCHASE AGREEMENTS
               (Cost $430,000,000).........    430,000,000
                                            --------------
               TOTAL INVESTMENTS--
               (Cost $1,114,031,673)(a)--
               100.14%.....................  1,114,031,673
               Other assets less
               liabilities-- (0.14%).......     (1,591,129)
                                            --------------
               NET ASSETS--100%............ $1,112,440,544
                                            ==============


(a) The cost stated also represents the aggregate cost for Federal income tax purposes.

+ Represents yield at time of purchase for commercial paper, discounted rate at time of purchase for United States Government agencies & obligations, and interest rate in effect at June 30, 1996 for floating rate notes.

 * Backed by a letter of credit.

See notes to financial statements.
--------------------------------------------------------------------------------
                                       4

--------------------------------------------------------------------------------
---------  Statement of Assets and        Statement of Operations
           Liabilities

           JUNE 30, 1996
           (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
  Investments at market value,
     including repurchase agreements
     of $430,000,000 (Identified cost
     $1,114,031,673)..................  $1,114,031,673
  Cash................................             377
  Interest receivable.................       3,293,769
  Deferred organization costs and
     other assets.....................         181,904
                                        --------------
     TOTAL ASSETS.....................   1,117,507,723
                                        --------------
LIABILITIES:
  Dividends
     payable: Hamilton Shares.........       2,980,913
             Hamilton Premier
                Shares................       1,615,466
             Hamilton Classic
                Shares................          50,712
  Services provided by The Bank of New
     York and Administrator...........         319,315
  Accrued expenses and other
     liabilities......................         100,773
                                        --------------
     TOTAL LIABILITIES................       5,067,179
                                        --------------
NET ASSETS:
  (applicable to shares issued and
     outstanding; 9 billion shares of

     $.001 par value authorized)......  $1,112,440,544
                                        ==============
SOURCES OF NET ASSETS:
  Capital stock @ par.................  $    1,112,386
  Capital surplus.....................   1,111,273,228
  Accumulated net realized gain on
     investments......................          54,930
                                        --------------
NET ASSETS............................  $1,112,440,544
                                        ==============
HAMILTON SHARES:
  Net asset value, offering price and
     redemption price per share
     ($723,760,681/723,729,988
     shares)..........................  $         1.00
                                        ==============
HAMILTON PREMIER SHARES:
  Net asset value, offering price and
     redemption price per share
     ($374,750,801/374,727,174
     shares)..........................  $         1.00
                                        ==============
HAMILTON CLASSIC SHARES:
  Net asset value, offering price and
     redemption price per share
     ($13,929,062/13,928,452 shares)..  $         1.00
                                        ==============


FOR THE SIX MONTHS ENDED JUNE 30, 1996
(UNAUDITED)

INVESTMENT INCOME:
  Interest...............................  $29,596,701
                                           -----------
EXPENSES:
  Advisory...............................      546,568
  Administration.........................      546,568
  12b-1 fee--Hamilton Classic Shares.....       13,711
  Servicing fee: Hamilton Premier
                 Shares..................      526,194
                 Hamilton Classic
                 Shares..................       13,711
  Accounting services....................       29,836
  Cash management: Hamilton
                       Shares............        4,340
                   Hamilton
                       Premier
                       Shares............       14,814
  Custodian..............................       84,515
  Transfer agent: Hamilton Shares........        8,912

                  Hamilton Premier
                  Shares.................       17,359
                  Hamilton Classic
                  Shares.................          814
  Audit..................................       24,334
  Insurance..............................       16,197
  Directors'.............................        8,307
  Reports to shareholders................       11,160
  Registration and filing................      106,970
  Legal..................................       30,935
  Other..................................       28,321
                                           -----------
     TOTAL EXPENSES......................    2,033,566
                                           -----------
     NET INVESTMENT INCOME...............   27,563,135
Net realized gain on investments.........       54,930
                                           -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS.............................  $27,618,065
                                           -----------

See notes to financial statements.

--------------------------------------------------------------------------------
                                       5

--------------------------------------------------------------------------------
---------  Statements of Changes in Net Assets (Unaudited)

--------------------------------------------------------------------------------

                                                                                   SIX MONTHS        YEAR ENDED
                                                                                     ENDED          DECEMBER 31,
                                                                                 JUNE 30, 1996          1995
                                                                                 --------------    --------------
OPERATIONS:
  Net investment income.......................................................   $   27,563,135    $   37,796,901
  Net realized gain on investments............................................           54,930          --
                                                                                 --------------    --------------
  Net increase in net assets resulting from operations........................       27,618,065        37,796,901
                                                                                 --------------    --------------
DIVIDENDS TO SHAREHOLDERS:
  Dividends from net investment income: Hamilton Shares.......................      (17,028,505)      (24,629,959)
                                           Hamilton Premier Shares............      (10,281,030)      (13,159,984)
                                           Hamilton Classic Shares............         (253,600)           (6,958)
                                                                                 --------------    --------------
                                                                                    (27,563,135)      (37,796,901)
                                                                                 --------------    --------------
CAPITAL STOCK TRANSACTIONS:

  Proceeds from capital stock sold: Hamilton Shares...........................    1,196,652,570     2,243,841,012
                                    Hamilton Premier Shares...................    2,116,539,237     2,810,413,019
                                    Hamilton Classic Shares...................       16,745,422         3,150,632
  Proceeds from shares issued on reinvestment of
     dividends: Hamilton Shares...............................................        1,694,749         3,388,955
                Hamilton Premier Shares.......................................        4,325,744         7,918,171
                Hamilton Classic Shares.......................................          198,695             6,393
  Cost of capital stock repurchased: Hamilton Shares..........................   (1,078,669,837)   (1,878,397,366)
                                     Hamilton Premier Shares..................   (2,086,300,903)   (2,585,966,924)
                                     Hamilton Classic Shares..................       (6,114,057)          (58,633)
                                                                                 --------------    --------------
     Increase in net assets resulting from capital stock transactions.........      165,071,620       604,295,259
                                                                                 --------------    --------------
       INCREASE IN NET ASSETS.................................................      165,126,550       604,295,259
NET ASSETS:
  Beginning of period.........................................................      947,313,994       343,018,735
                                                                                 --------------    --------------
  End of period...............................................................   $1,112,440,544    $  947,313,994
                                                                                 ==============    ==============
CHANGES IN CAPITAL STOCK OUTSTANDING:
  Shares sold: Hamilton Shares................................................    1,196,652,570     2,243,841,012
              Hamilton Premier Shares.........................................    2,116,539,237     2,810,413,019
              Hamilton Classic Shares.........................................       16,745,422         3,150,632
  Shares issued on reinvestment of dividends: Hamilton Shares.................        1,694,749         3,388,955
                                              Hamilton Premier Shares.........        4,325,744         7,918,171
                                              Hamilton Classic Shares.........          198,695             6,393
  Shares repurchased: Hamilton Shares.........................................   (1,078,669,837)   (1,878,397,366)
                      Hamilton Premier Shares.................................   (2,086,300,903)   (2,585,966,924)
                      Hamilton Classic Shares.................................       (6,114,057)          (58,633)
                                                                                 --------------    --------------
     Net increase.............................................................      165,071,620       604,295,259
  Shares outstanding, beginning of period.....................................      947,313,994       343,018,735
                                                                                 --------------    --------------
  Shares outstanding, end of period...........................................    1,112,385,614       947,313,994
                                                                                 ==============    ==============

See notes to financial statements.

--------------------------------------------------------------------------------
                                       6

--------------------------------------------------------------------------------
---------  Financial Highlights (Unaudited)

--------------------------------------------------------------------------------

                                                                   HAMILTON SHARES
                                        ----------------------------------------------------------------------
                                                                                                    FOR THE
                                                                                                     PERIOD

                                                                                                   AUGUST 7,
                                        SIX MONTHS                                                   1992*
                                          ENDED               YEAR ENDED DECEMBER 31,               THROUGH
                                         JUNE 30,       ------------------------------------      DECEMBER 31,
                                           1996           1995          1994          1993            1992
                                        ----------      --------      --------      --------      ------------
PER SHARE DATA:
Net asset value at beginning of
  period............................     $   1.00       $   1.00      $   1.00      $   1.00        $   1.00
                                        ---------       --------      --------      --------      ----------
INCOME FROM INVESTMENT OPERATIONS
Net investment income...............        0.026          0.057         0.040         0.030           0.012
                                        ---------       --------      --------      --------      ----------
DIVIDENDS
Dividends from net investment
  income............................       (0.026)        (0.057)       (0.040)       (0.030)         (0.012)
                                        ---------       --------      --------      --------      ----------
Net asset value at end of period....     $   1.00       $   1.00      $   1.00      $   1.00        $   1.00
                                        ==========      ========      ========      ========      ==========
TOTAL RETURN:.......................         2.60%**        5.84%         4.02%         3.03%           1.26%**

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period
  (000's omitted)...................     $723,761       $604,053      $235,220      $307,395        $135,852
Ratio to average net assets of:
  Expenses, net of waiver from The
     Bank of New York...............         0.27%***       0.26%         0.30%         0.27%           0.20%***
  Expenses, prior to waiver from The
     Bank of New York...............         0.27%***       0.26%         0.32%         0.32%           0.49%***
  Net investment income, net of
     waiver from The Bank of New
     York...........................         5.17%***       5.67%         3.92%         2.97%           3.11%***

*   Commencement of investment operations.

**  Not annualized.

*** Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
                                       7

--------------------------------------------------------------------------------
---------  Financial Highlights (Unaudited) (continued)

--------------------------------------------------------------------------------


                                               HAMILTON PREMIER SHARES              HAMILTON CLASSIC SHARES
                                      ------------------------------------------   --------------------------
                                                                      FOR THE                      FOR THE
                                                                       PERIOD                       PERIOD
                                                                     AUGUST 15,                  DECEMBER 4,
                                      SIX MONTHS                       1994*       SIX MONTHS       1995*
                                        ENDED        YEAR ENDED       THROUGH        ENDED         THROUGH
                                       JUNE 30,     DECEMBER 31,    DECEMBER 31,    JUNE 30,     DECEMBER 31,
                                         1996           1995            1994          1996           1995
                                      ----------    ------------    ------------   ----------    ------------
PER SHARE DATA:
Net asset value at beginning of
  period............................   $   1.00       $   1.00        $   1.00      $   1.00        $ 1.00
                                       --------       --------        --------      --------        ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income...............      0.024          0.054           0.017         0.023         0.004
                                       --------       --------        --------      --------        ------
DIVIDENDS
Dividends from net investment
  income............................     (0.024)        (0.054)         (0.017)       (0.023)       (0.004)
                                       --------       --------        --------      --------        ------
Net asset value at end of period....   $   1.00       $   1.00        $   1.00      $   1.00        $ 1.00
                                       ========       ========        ========      ========        ======
TOTAL RETURN:.......................       2.46%**        5.54%           1.69%**       2.34%**       0.40%**

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period
  (000's omitted)...................   $374,751       $340,163        $107,799      $ 13,929        $3,098
Ratio to average net assets of:
  Expenses..........................       0.53%***       0.54%           0.61%***      0.78%***      0.76%***
  Net investment income ............       4.90%***       5.40%           4.40%***      4.65%***      5.18%***

*   Commencement of investment operations for the respective class of shares.

**  Not annualized.

*** Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
                                       8

--------------------------------------------------------------------------------
---------  Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND BUSINESS

   The BNY Hamilton Funds, Inc. (the 'Company') was organized as a Maryland Corporation on May 1, 1992 and is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company currently consists of four series. The BNY Hamilton Money Fund (the 'Fund') commenced investment operations on August 7, 1992. The Fund consists of three classes of shares: Hamilton Shares, Hamilton Premier Shares, and Hamilton Classic Shares.

2.  SIGNIFICANT ACCOUNTING POLICIES

(A)  SECURITY VALUATIONS

   Securities are valued at amortized cost which approximates market value. This method values a security at its cost at the time of purchase and thereafter assumes a constant rate of amortization to maturity of any discount or premium.

(B)  REPURCHASE AGREEMENTS

   The Fund's custodian or designated sub-custodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

(C)  FEDERAL INCOME TAXES

   The Fund is treated as a separate entity for federal income tax purposes. The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute income to shareholders within the allowable time limits. Therefore, no federal income tax provision is required.

(D)  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

   Net investment income is declared daily and paid monthly.

(E)  SECURITY TRANSACTIONS AND INVESTMENT INCOME

   Security transactions are recorded on the trade date and interest income is accrued daily. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

   Income, expenses (other than class specific expenses) and realized gains and losses, if any, are allocated to each class of shares based upon their relative shares outstanding.

(F)  ORGANIZATION COSTS

   Costs incurred in connection with the organization and initial registration of the Fund are being amortized evenly over the period of benefit not to exceed 60 months from the date upon which the Fund commenced investment operations.

3.  ADVISORY, ADMINISTRATION AND OTHER TRANSACTIONS WITH AFFILIATES

   The Bank of New York acts as the Fund's investment adviser (the 'Adviser'). The Adviser manages the investments of the Fund and is responsible for all purchases and sales of the Fund's portfolio securities. The Adviser's fee is accrued daily and is payable monthly at the annual rate of .10% of the average daily net assets of the Fund.

   BNY Hamilton Distributors, Inc. acts as the Fund's administrator (the 'Administrator') and will assist generally in supervising the operations of the Fund.

   The Administrator has agreed to provide facilities, equipment and personnel to carry out administrative services for the Fund, including, among other things,

--------------------------------------------------------------------------------
                                       9

--------------------------------------------------------------------------------
---------  Notes to Financial Statements (Unaudited) (continued)

providing the services of persons who may be appointed as officers and directors of the Fund, monitoring the custodian, fund accounting, transfer agency, administration, distribution, advisory and legal services that are provided to the Fund.

   The Administrator's fee is accrued daily and is payable monthly at the annual rate of .10% of the average daily net assets of the Fund.

   In addition to acting as Administrator, BNY Hamilton Distributors, Inc. is the principal underwriter and distributor of shares of the Fund. The Bank of New York serves as the Fund's custodian and also serves as the fund accounting agent.

   BNY Hamilton Funds, Inc. has adopted a shareholder servicing plan, pursuant to which Hamilton Premier Shares and Hamilton Classic Shares are sold to certain institutions that enter into servicing agreements with BNY Hamilton Funds, Inc. The Bank of New York and the Administrator (the 'Shareholder Servicing Agents') have each entered into Shareholder Service Agreements with respect to Hamilton Premier Shares and Hamilton Classic Shares of the Fund. The Shareholder Servicing Agents will perform shareholder support services. Pursuant to the Shareholder Servicing Agreements, the Hamilton Premier Shares and Hamilton

Classic Shares will pay the Shareholder Servicing Agents an annual shareholder servicing fee, accrued daily and payable monthly, of .25% of the Hamilton Premier Shares' and Hamilton Classic Shares' respective average daily net assets. The shareholder servicing plan does not cover, and the fees thereunder are not payable to, Shareholder Organizations with respect to Hamilton Shares.

   The Fund has adopted a distribution plan ('12b-1 Plan') with respect to Hamilton Classic Shares of the Fund, pursuant to which the Fund will pay BNY Hamilton Distributors, Inc. for expenses incurred during the year in connection with the distribution of Hamilton Classic Shares. The aggregate amount payable annually by the Fund as provided in the 12b-1 Plan may not exceed .25% of the Hamilton Classic Shares' average daily net assets.

--------------------------------------------------------------------------------
                                       10

--------------------------------------------------------------------------------

---------

         DIRECTORS AND OFFICERS
         Eugene Sullivan, Director and Chairman of the Board
         Peter Herrick, Director
         Leif H. Olsen, Director
         Stephen Stamas, Director
         Edward L. Gardner, Director
         J. David Huber, Chief Executive Officer
         William J. Tomko, President
         Michael J. Brascetta, Vice President
         Mary A. Madick, Vice President
         Karen A. Doyle, Vice President
         Mark E. Nagle, Treasurer
         Martin R. Dean, Assistant Treasurer
         George O. Martinez, Secretary
         Alaina Metz, Assistant Secretary
         Bruce Treff, Assistant Secretary

         INVESTMENT ADVISER
         The Bank of New York

         ADMINISTRATOR AND DISTRIBUTOR
         BNY Hamilton Distributors, Inc.

         TRANSFER AGENT
         BISYS Fund Services, Inc.

         CUSTODIAN
         The Bank of New York

         INDEPENDENT ACCOUNTANTS
         Deloitte & Touche LLP

         LEGAL COUNSEL
         Sullivan & Cromwell

--------------------------------------------------------------------------------
                                       11

BNY HAMILTON DISTRIBUTORS, INC. IS THE FUND'S DISTRIBUTOR AND IS UNAFFILIATED WITH THE BANK OF NEW YORK, THE INVESTMENT ADVISER.

This report is not authorized for distribution to prospective investors unless accompanied by a current prospectus for the BNY Hamilton Money Fund. Please read the prospectus carefully before investing or sending money.

         BNY HAMILTON FUNDS, INC.
         3435 Stelzer Road
         Columbus, Ohio 43219-3035

INVESTMENTS IN BNY HAMILTON MONEY FUND ARE NOT DEPOSITS, ARE NEITHER GUARANTEED BY NOR OBLIGATIONS OF THE BANK OF NEW YORK AND ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN MUTUAL FUNDS INVOLVE RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

BNY-0039

             BNY HAMILTON
             MONEY FUND

             SEMI-ANNUAL REPORT
             JUNE 30, 1996
             (UNAUDITED)

          O HAMILTON SHARES

          O HAMILTON PREMIER
            SHARES

          O HAMILTON CLASSIC
            SHARES

                                      [LOGO]

--------------------------------------------------------------------------------
---------  CHAIRMAN'S LETTER

                                                                   July 15, 1996

DEAR FELLOW SHAREHOLDER,

     I am pleased to report to you on the performance of the BNY Hamilton Equity Income, Intermediate Government and Intermediate New York Tax-Exempt Funds for the first half of 1996. Additionally, I want to take this opportunity to express my appreciation for the confidence you have placed in the Funds to manage your money.

INVESTMENT OUTLOOK

     According to Kevin J. Bannon, Chief Investment Officer at The Bank of New York, the long-term outlook for the financial markets is positive. In his view, 'the economy has been fairly hot, but should be cooling off by the fall with inflation staying in check'. Mr. Bannon notes that 'too much growth is bad for inflation and bonds and too little is bad for profits and stocks. While the pick-up in economic activity during the second quarter has reduced the margin for error, our judgment is that the economy will continue to successfully walk the fine line down the middle, which is positive for both stocks and bonds.'

BNY HAMILTON EQUITY INCOME FUND

     The BNY Hamilton Equity Income Fund delivered a 9.05% return during the first six months of 1996, which compared very favorably to the Lipper Equity Income Fund Average of 7.14%. The Fund's emphasis on large capitalization dividend paying issues helped it closely track the Standard and Poor's 500 return of 10.19%.

                                 BNY HAMILTON                   LIPPER
                                 EQUITY INCOME    S&P 500    EQUITY INCOME
                                     FUND          INDEX         FUND
                                 -------------    -------    -------------
Six Months to June 30, 1996...        9.05%        10.19%         7.14%
One Year to June 30, 1996.....       21.23%        26.06%        20.96%

     The S&P 500 Index is an unmanaged index of common stocks and cannot be invested in directly. The Index does not take into account fees and expenses. The Lipper Equity Income Fund Index is an index of similarly managed mutual funds which takes into account fees and expenses.

                                      AVERAGE ANNUAL TOTAL RETURN
                            -----------------------------------------------

                                                  PUBLIC OFFERING PRICE
         PERIOD             NET ASSET VALUE    (INCLUDES 4.5% SALES CHARGE)
-------------------------   ---------------    ----------------------------
1 Year...................        21.23%                    15.80%
3 Year...................        11.61%                     9.92%
Inception (8/10/92)......        12.53%                    11.21%

BNY HAMILTON INTERMEDIATE GOVERNMENT FUND

     The first half of 1996 was a difficult period for the fixed income markets as anxieties regarding the potential for overheating economic activity to rekindle inflationary pressures pushed bond yields higher and prices lower. We are pleased to report the BNY Hamilton Intermediate Government Fund outperformed the Lipper Intermediate Government Fund Average during this period.

                                                                           LIPPER
                                  BNY HAMILTON      LEHMAN BROTHERS     INTERMEDIATE
                                  INTERMEDIATE        INTERMEDIATE       GOVERNMENT
                                 GOVERNMENT FUND    GOVERNMENT INDEX    FUND AVERAGE
                                 ---------------    ----------------    ------------
Six Months to June 30, 1996...         -.69%              -.01%            -1.49%
One Year to June 30, 1996.....         4.08%              4.93%             3.76%

                                                                     (CONTINUED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
---------   CHAIRMAN'S LETTER   (CONTINUED)

     The Lehman Brothers Intermediate Government Index is an unmanaged index generally considered representative of the U.S. Government intermediate-term bond market. The Index does not take into account fees and expenses. The Lipper Intermediate Government Fund Average is a composite of similarly managed intermediate-term U.S. Government Bond funds which takes into account fees and expenses.

                                     AVERAGE ANNUAL TOTAL RETURN
                            ----------------------------------------------
                                                  PUBLIC OFFERING PRICE
         PERIOD             NET ASSET VALUE    (INCLUDING 3% SALES CHARGE)
-------------------------   ---------------    ---------------------------
1 Year...................         4.08%                    0.98%

3 Year...................         3.43%                    2.38%
Inception (8/10/92)......         4.34%                    3.53%

BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND

     Inflation fears weighed on all fixed income markets, including municipal bonds, during the first half of the year, but lessened concerns regarding the proposed 'flat tax' contributed to tax-exempt issues outperforming taxable issues.

     For the six months through June 30, 1996, the BNY Hamilton Intermediate New York Tax-Exempt Fund outperformed the Lipper Intermediate New York Tax-Exempt Average and was competitive with the Lehman Brothers 5 Year State G.O. Bond Index.

                                                                          LIPPER
                                                                       INTERMEDIATE
                                  INTERMEDIATE      LEHMAN BROTHERS      NEW YORK
                                    NEW YORK         5-YEAR STATE       TAX-EXEMPT
                                 TAX-EXEMPT FUND      G.O. INDEX       FUND AVERAGE
                                 ---------------    ---------------    ------------
Six Months to June 30, 1996...         -.03%              0.75%           -0.35%
One Year to June 30, 1996.....         3.91%              5.40%            4.77%

     The Lehman Brothers 5-Year State G.O. Index is an unmanaged index generally considered representative of the intermediate-term state general obligation municipal bond market. The Index does not take into account fees and expenses. The Lipper Intermediate New York Tax-Exempt Fund Average is a composite of similarly managed New York State Tax-Exempt Bond Funds which takes into account fees and expenses. The total return set forth may reflect the waiver of a portion of the Fund's advisory or administrative fees. In such instances, and without waiver offset, total return would have been lower. Some investors may be subject to the alternative minimum tax and/or state and local taxes.

                                     AVERAGE ANNUAL TOTAL RETURN
                            ----------------------------------------------
                                                  PUBLIC OFFERING PRICE
         PERIOD             NET ASSET VALUE    (INCLUDING 3% SALES CHARGE)
-------------------------   ---------------    ---------------------------
1 Year...................         3.91%                    0.83%
3 Year...................         3.60%                    2.55%
Inception (8/10/92)......         4.29%                    3.47%

                                                                     (CONTINUED)


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
---------   CHAIRMAN'S LETTER   (CONTINUED)

     As of July 15, 1996, the Funds removed the front end sales charge.

     Again, thank you for your continued investments in the BNY Hamilton Family of Mutual Funds. We look forward to serving your investment needs in the months to come.

Sincerely,
Eugene J. Sullivan
Chairman of the Board

Past performance is no guarantee of future results. Investment return and principal will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
---------  TABLE OF CONTENTS

     EQUITY INCOME FUND

           SCHEDULE OF INVESTMENTS.....................    Page   1

           STATEMENT OF ASSETS AND LIABILITIES.........           5

           STATEMENT OF OPERATIONS.....................           5

           STATEMENTS OF CHANGES IN NET ASSETS.........           6

           FINANCIAL HIGHLIGHTS........................           7

     INTERMEDIATE GOVERNMENT FUND

           SCHEDULE OF INVESTMENTS.....................           8

           STATEMENT OF ASSETS AND LIABILITIES.........          10

           STATEMENT OF OPERATIONS.....................          10

           STATEMENTS OF CHANGES IN NET ASSETS.........          11

           FINANCIAL HIGHLIGHTS........................          12

     INTERMEDIATE NEW YORK TAX-EXEMPT FUND

           SCHEDULE OF INVESTMENTS.....................          13

           STATEMENT OF ASSETS AND LIABILITIES.........          16

           STATEMENT OF OPERATIONS.....................          16

           STATEMENTS OF CHANGES IN NET ASSETS.........          17

           FINANCIAL HIGHLIGHTS........................          18

     NOTES TO FINANCIAL STATEMENTS.....................          19

     DIRECTORS AND OFFICERS............................          23

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
---------  BNY HAMILTON EQUITY INCOME FUND
           Schedule of Investments
           JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

   NUMBER OF                                                        MARKET
    SHARES                                                           VALUE
---------------                                                 ---------------
                 COMMON STOCKS--74.08%
                 AIRCRAFT MANUFACTURING--2.25%
        53,100   Boeing Co. ..................................  $     4,626,338
                                                                ---------------
                 BANKING--3.97%
        33,280   Chase Manhattan Corp. .......................        2,350,400
        50,000   CoreStates Financial Corp. ..................        1,925,000
         6,500   HSBC Holdings PLC (ADR)......................          982,493
        80,000   U.S. Bancorp.................................        2,890,000
                                                                ---------------
                                                                      8,147,893
                                                                ---------------
                 BUSINESS EQUIPMENT
                 & SERVICES--1.56%
        60,000   Xerox Corp. .................................        3,210,000
                                                                ---------------
                 CHEMICALS--BASIC--1.67%
       105,500   Monsanto Co. ................................        3,428,750
                                                                ---------------
                 CHEMICALS--PETROLEUM--0.96%
        25,000   duPont (E.I.) De Nemours.....................        1,978,125
                                                                ---------------
                 COMMERCIAL SERVICES--1.56%
        30,000   Flightsafety International, Inc. ............        1,627,500
        53,879   Olsten Corp. ................................        1,582,696
                                                                ---------------
                                                                      3,210,196
                                                                ---------------
                 COMMUNICATIONS
                 & PUBLISHING--1.34%
        55,000   Harcourt General, Inc. ......................        2,750,000
                                                                ---------------
                 COMPUTERS--SOFTWARE
                 & PERIPHERALS--2.96%
       *42,600   Cisco Systems, Inc. .........................        2,412,225
        45,482   Electronic Data Systems Corp. ...............        2,444,657
       *53,900   Informix Corp. ..............................        1,212,750
                                                                ---------------
                                                                      6,069,632
                                                                ---------------

                 CONGLOMERATES--2.14%
        21,100   General Electric Co. ........................        1,825,150
50,000........   Tenneco, Inc. ...............................        2,556,250
                                                                ---------------
                                                                      4,381,400
                                                                ---------------
                 COSMETICS & TOILETRIES--1.32%
        60,000   Avon Products, Inc. .........................        2,707,500
                                                                ---------------
                 ELECTRICAL EQUIPMENT--1.19%
       130,000   Westinghouse Electric Corp. .................        2,437,500
                                                                ---------------

   NUMBER OF                                                        MARKET
    SHARES                                                           VALUE
---------------                                                 ---------------
                 COMMON STOCKS (CONTINUED)
                 ELECTRONICS--1.86%
        15,000   Hewlett-Packard Co. .........................  $     1,494,375
        35,000   Sony Corp. (ADR).............................        2,314,375
                                                                ---------------
                                                                      3,808,750
                                                                ---------------
                 FINANCIAL SERVICES--1.02%
        60,000   Invesco PLC (ADR)............................        2,100,000
                                                                ---------------
                 FINANCIAL SERVICES--
                 MORTGAGE COMPANIES--1.48%
        90,800   Federal National Mortgage Association........        3,041,800
                                                                ---------------
                 FOOD & BEVERAGES--3.69%
        39,500   Coca-Cola Co. ...............................        1,930,563
        67,500   McDonald's Corp. ............................        3,155,625
        70,000   PepsiCo, Inc. ...............................        2,476,250
                                                                ---------------
                                                                      7,562,438
                                                                ---------------
                 FOOD PROCESSING--3.44%
        35,000   CPC International, Inc. .....................        2,520,000
        75,000   Heinz (H.J.) Co. ............................        2,278,125
        70,000   Sara Lee Corp. ..............................        2,266,250
                                                                ---------------
                                                                      7,064,375
                                                                ---------------
                 HEALTH CARE PRODUCTS
                 & SERVICES--1.08%
        41,350   Columbia Healthcare Corp. ...................        2,207,056
                                                                ---------------
                 HOUSEHOLD & PERSONAL CARE
                 PRODUCTS--1.33%
        30,000   Procter & Gamble Co. ........................        2,718,750
                                                                ---------------

                 INSURANCE--1.82%
        19,050   American International Group, Inc. ..........        1,878,806
        75,000   Equitable Cos., Inc. ........................        1,865,625
                                                                ---------------
                                                                      3,744,431
                                                                ---------------
                 MACHINERY & EQUIPMENT--0.92%
        63,200   Stanley Works................................        1,880,200
                                                                ---------------
                 MEDICAL CARE PRODUCTS
                 & SUPPLIES--2.16%
        25,000   Becton Dickinson & Co. ......................        2,006,250
        49,200   Johnson & Johnson............................        2,435,400
                                                                ---------------
                                                                      4,441,650
                                                                ---------------

See notes to financial statements.
--------------------------------------------------------------------------------
                                       1

--------------------------------------------------------------------------------
---------  BNY HAMILTON EQUITY INCOME FUND
           Schedule of Investments (Continued)
           JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

   NUMBER OF                                                        MARKET
    SHARES                                                           VALUE
---------------                                                 ---------------
                 COMMON STOCKS (CONTINUED)
                 NATURAL GAS--0.66%
        40,000   Questar Corp. ...............................  $     1,360,000
                                                                ---------------
                 OIL & GAS--0.97%
        40,000   Williams Cos. ...............................        1,980,000
                                                                ---------------
                 OIL--DOMESTIC--1.16%
        20,000   Atlantic Richfield Co. ......................        2,370,000
                                                                ---------------
                 OIL--INTERNATIONAL--2.95%
        45,000   Elf Aquitaine (ADR)..........................        1,653,750
        31,200   Exxon Corp. .................................        2,710,500
        15,000   Mobil Corp. .................................        1,681,875
                                                                ---------------
                                                                      6,046,125
                                                                ---------------
                 PHARMACEUTICALS--4.70%

        60,000   American Home Products Corp. ................        3,607,500
        11,600   Amgen, Inc. .................................          626,400
        45,000   Pfizer, Inc. ................................        3,211,875
        40,000   Warner-Lambert Co. ..........................        2,200,000
                                                                ---------------
                                                                      9,645,775
                                                                ---------------
                 PHOTOGRAPHY EQUIPMENT--1.56%
        41,200   Eastman Kodak Co. ...........................        3,203,300
                                                                ---------------
                 RAILROADS--3.71%
        37,234   Burlington Northern Santa Fe Corp. ..........        3,011,300
        73,300   Canadian National Railway....................        1,346,887
        46,600   Union Pacific Corp. .........................        3,256,175
                                                                ---------------
                                                                      7,614,362
                                                                ---------------
                 REAL ESTATE INVESTMENT
                 TRUST--4.20%
        85,000   Avalon Properties, Inc. .....................        1,848,750
        80,833   Camden Property Trust........................        1,919,784
        80,000   Federal Realty Investment Trust..............        1,800,000
        85,000   General Growth Properties....................        2,050,625
        30,000   Meditrust Corporation........................        1,001,250
                                                                ---------------
                                                                      8,620,409
                                                                ---------------

   NUMBER OF                                                        MARKET
    SHARES                                                           VALUE
---------------                                                 ---------------
                 COMMON STOCKS (CONTINUED)
                 RESORTS & ENTERTAINMENT--1.27%
        41,600   Walt Disney Co. .............................  $     2,615,600
                                                                ---------------
                 RETAIL--SPECIALTY STORES--2.79%
       *50,000   Borders Group, Inc. .........................        1,612,500
        52,600   Melville Corp. ..............................        2,130,300
       *83,000   Office Max, Inc. ............................        1,981,625
                                                                ---------------
                                                                      5,724,425
                                                                ---------------
                 TECHNOLOGY INDUSTRIES--1.17%
        38,200   Motorola, Inc. ..............................        2,401,825
                                                                ---------------
                 TELECOMMUNICATIONS--
                 NON-U.S.--2.58%
       *39,473   LCI International, Inc. .....................        1,238,465
        35,000   Nokia Corp. (ADR)............................        1,295,000
        50,000   Telefonica de Espana (ADR)...................        2,756,250
                                                                ---------------
                                                                      5,289,715

                                                                ---------------
                 UTILITIES--GAS & ELECTRIC--6.64%
        60,000   DQE, Inc. ...................................        1,650,000
        85,000   Florida Progress Corp. ......................        2,953,750
        40,000   Oklahoma Gas & Electric......................        1,585,000
        75,000   Portland General Corp. ......................        2,315,625
        65,000   SCANA Corp. .................................        1,828,125
        77,150   Texas Utilities Co. .........................        3,298,163
                                                                ---------------
                                                                     13,630,663
                                                                ---------------
                 TOTAL COMMON STOCKS
                 (Cost $122,381,034)..........................      152,018,983
                                                                ---------------

See notes to financial statements.
--------------------------------------------------------------------------------
                                       2

--------------------------------------------------------------------------------
---------  BNY HAMILTON EQUITY INCOME FUND
           Schedule of Investments (Continued)
           JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

   NUMBER OF                                                        MARKET
    SHARES                                                           VALUE
---------------                                                 ---------------
                 CONVERTIBLE PREFERRED
                 STOCKS--12.56%
                 BUSINESS EQUIPMENT
                 & SERVICES--1.01%
        25,000   Alco Standard Corp., Ser. BB.................  $     2,075,000
                                                                ---------------
                 COMPUTER SERVICES--1.47%
        27,163   Ceridian Corp. ..............................        3,015,093
                                                                ---------------
                 CONTAINERS--1.00%
        45,000   Crown Cork & Seal............................        2,047,500
                                                                ---------------
                 FINANCIAL SERVICES--1.44%
        45,000   American Express (DECS)......................        2,953,125
                                                                ---------------
                 GOLD & PRECIOUS METALS--1.06%
        70,000   Freeport--McMoran Copper & Gold..............        2,170,000
                                                                ---------------
                 INDUSTRIAL GOODS
                 & EQUIPMENT--1.03%

        35,000   Sonoco Products, Ser. A......................        2,108,750
                                                                ---------------
                 INSURANCE--1.07%
        25,000   Allstate Corp. ..............................          987,500
        15,000   Jefferson-Pilot 'NB' (ACES)..................        1,222,500
                                                                ---------------
                                                                      2,210,000
                                                                ---------------
                 OIL & GAS--1.45%
        80,000   Atlantic Richfield Co. ......................        1,950,000
        40,000   Enron Corp. .................................        1,035,000
                                                                ---------------
                                                                      2,985,000
                                                                ---------------
                 PHARMACEUTICALS--1.30%
        11,000   Lehman 6.50% Amgen Yield
                 Enhanced Equity Linked Debt
                 Securities ('YEELDS') .......................          673,750
        30,000   Salomon 6.50% Amgen Yield
                 Enhanced Equity Linked Debt
                 Securities ('YEELDS') .......................        2,002,500
                                                                ---------------
                                                                      2,676,250
                                                                ---------------
                 RETAILING--1.19%
        45,000   K mart Financing.............................        2,441,250
                                                                ---------------

   NUMBER OF                                                        MARKET
    SHARES                                                           VALUE
---------------                                                 ---------------
                 CONVERTIBLE PREFERRED
                 STOCKS (CONTINUED)
                 STEEL--0.54%
        30,000   AK Steel.....................................  $     1,102,500
                                                                ---------------
                 TOTAL CONVERTIBLE
                 PREFERRED STOCKS
                 (Cost $20,848,320)...........................       25,784,468
                                                                ---------------


   PRINCIPAL
    AMOUNT
---------------
                 CONVERTIBLE BONDS--6.92%
                 ELECTRONICS--0.98%
$    2,000,000   Altera Corp., 5.75%, 6/15/02(a)..............        2,020,000
                                                                ---------------
                 HEALTH CARE

                 & HOSPITAL MANAGEMENT--1.18%
     1,250,000   HEALTHSOUTH Rehabilitation Corp., 5.00%,
                 4/01/01......................................        2,418,750
                                                                ---------------
                 INDUSTRIAL DEVELOPMENT--1.47%
     1,500,000   Alza Corp., 5.00%, 5/01/06...................        1,458,750
     1,500,000   Imax Corp., 5.75%, 4/01/03(a)................        1,552,500
                                                                ---------------
                                                                      3,011,250
                                                                ---------------

                 INDUSTRIAL GOODS
                 & EQUIPMENT--0.26%
       500,000   LaFarge Corp., 7.00%, 7/01/13................          531,250
                                                                ---------------
                 OIL--DOMESTIC--0.69%
     1,000,000   Pennzoil, 6.50%, 1/15/03.....................        1,408,750
                                                                ---------------
                 REAL ESTATE INVESTMENT
                 TRUST--0.75%
     1,500,000   Liberty Property Trust, 8.00%, 7/01/01.......        1,537,500
                                                                ---------------
                 RESORTS & ENTERTAINMENT--0.49%
       600,000   Carnival Corp., 4.50%, 7/01/97...............          999,750
                                                                ---------------
                 SEMICONDUCTORS--0.39%
       900,000   VLSI Technology, Inc., 8.25%, 10/01/05.......          795,375
                                                                ---------------

See notes to financial statements.
--------------------------------------------------------------------------------
                                       3

--------------------------------------------------------------------------------
---------  BNY HAMILTON EQUITY INCOME FUND
           Schedule of Investments (Continued)
           JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

   PRINCIPAL                                                        MARKET
    AMOUNT                                                           VALUE
---------------                                                 ---------------
                 CONVERTIBLE BONDS (CONTINUED)
                 WASTE MANAGEMENT--0.71%
$    1,500,000   Molten Metal Technology, 5.50%, 5/01/06(a)...  $     1,470,000
                                                                ---------------

                 TOTAL CONVERTIBLE BONDS
                 (Cost $12,701,159)...........................       14,192,625
                                                                ---------------
                 FOREIGN BOND--0.75%
     1,500,000   Republic of Italy, 5.00%, 6/28/01
                 (Cost $1,525,000)............................        1,533,750
                                                                ---------------
                 REPURCHASE
                 AGREEMENT--5.95%
    12,205,000   Repurchase agreement with Deutsche Bank,
                 5.50%, due 7/01/96, repurchase price
                 $12,210,594 (Collateral--Various U.S.
                 Governmental Agency Debt Obligations,
                 5.74%-7.88%, 12/20/96-11/01/22; aggregate
                 market value plus accrued interest
                 $12,570,420) (Cost $12,205,000)..............       12,205,000
                                                                ---------------

                                                        STRIKE        MARKET
   CONTRACTS                                            PRICE          VALUE
---------------                                       ----------  ---------------
                 PURCHASED PUT OPTIONS--0.00%
*         100    Philadelphia Utility Index,
                 expiration 7/22/96
                 (Cost $16,550).....................         240  $        1,250
                                                                  ---------------
                 TOTAL INVESTMENTS BEFORE
                 OUTSTANDING WRITTEN CALL OPTIONS

                 (Cost $169,677,063)--
                 (b) 100.26%............................             205,736,076
                                                                  ---------------
                 OUTSTANDING WRITTEN CALL OPTIONS--(0.02)%
*         350    Monsanto Co., expiration 7/22/96
                 (Premium received $59,288).........          32         (35,000)
                                                                  ---------------
                 TOTAL INVESTMENTS NET OF
                 OUTSTANDING WRITTEN CALL OPTIONS
                 (Cost $169,617,775) 100.24%........                 205,701,076

                 Liabilities in excess of cash,
                 receivables and other
                 assets--(0.24%)....................                    (497,059)
                                                                  ---------------
                 NET ASSETS--100.00%                              $  205,204,017
                                                                  ---------------


*         Non-income producing security.
ACES      Automatic Common Exchange Securities.
ADR       American Depository Receipt.
DECS      Debt Exchangeable for Common Stock.
(a)       Illiquid security, valued at fair value (see Note 2A).
(b)       The cost stated also represents the aggregate cost for
          Federal income tax purposes. At June 30, 1996, net
          unrealized appreciation was $36,059,013 based on cost
          for Federal income tax purposes. This consisted of
          aggregate gross unrealized appreciation of $37,574,945
          and aggregate gross unrealized depreciation of
          $1,515,932.

See notes to financial statements.
--------------------------------------------------------------------------------
                                       4

--------------------------------------------------------------------------------
---------  BNY HAMILTON EQUITY INCOME FUND
           Statement of Assets and Liabilities
           JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
  Investments at market value,
     (Identified cost $169,677,063).....  $205,736,076
  Cash..................................           360
  Receivables:
     Investments sold...................    12,535,747
     Interest...........................       213,336
     Dividends..........................       571,387
     Capital stock sold.................     5,048,841
  Deferred organization costs and other
     assets.............................        30,659
                                          ------------
     TOTAL ASSETS.......................   224,136,406
                                          ------------
LIABILITIES:
  Payables:
     Investments purchased..............    17,976,565
     Capital stock repurchased..........        28,969
     Dividends..........................       585,964
     Services provided by the Bank of
       New York and Administrator.......       274,495
  Outstanding call options written
     (premiums received $59,288)........        35,000
  Accrued expenses and other
     liabilities........................        31,396
                                          ------------
     TOTAL LIABILITIES..................    18,932,389

                                          ------------
NET ASSETS:
  (applicable to 14,645,499 shares
     issued and outstanding; 200 million
     shares of $.001 par value
     authorized)........................  $205,204,017
                                          ============
  Net asset value, offering price and
     repurchase price per share
     ($205,204,017/14,645,499 shares)...  $      14.01
                                          ============
  Maximum public offering price per
     share ($14.01/.955)................  $      14.67
                                          ============
SOURCES OF NET ASSETS:
  Capital stock @ par...................  $     14,645
  Capital surplus.......................   162,066,509
  Undistributed net investment income...        66,670
  Accumulated net realized gain on
     investments........................     6,972,892
  Net unrealized appreciation on
     investments........................    36,083,301
                                          ------------
NET ASSETS..............................  $205,204,017
                                          ============


Statement of Operations
FOR THE SIX MONTHS ENDED JUNE 30, 1996
(UNAUDITED)

INVESTMENT INCOME:
  Dividends (net of foreign withholding taxes of
     $39,145).....................................  $ 2,385,991
  Interest........................................      706,206
                                                    -----------
     TOTAL INCOME.................................    3,092,197
                                                    -----------
EXPENSES:
  Advisory........................................      575,398
  Administration..................................      191,800
  Accounting services.............................       29,836
  Custodian.......................................       21,541
  Cash management.................................        5,955
  Transfer agent..................................       34,908
  Audit...........................................        4,564
  Insurance.......................................        3,356
  Directors.......................................        8,473
  Reports to shareholders.........................       10,968
  Registration and filings........................        5,749

  Legal...........................................        5,828
  Other...........................................       12,699
                                                    -----------
     TOTAL EXPENSES...............................      911,075
                                                    -----------
     NET INVESTMENT INCOME........................    2,181,122
                                                    -----------
REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:
  Net realized gain on investment transactions....    6,768,734
  Net realized gain on written call options.......      123,157
                                                    -----------
  Net realized gain on investments................    6,891,891
                                                    -----------
  Increase in unrealized appreciation on
     investments during the period................    7,521,679
  Increase in unrealized appreciation on written
     call options during the period...............      216,904
                                                    -----------
  Net unrealized gain on investments during the
     period.......................................    7,738,583
                                                    -----------
  Net realized and unrealized gain on
     investments..................................   14,630,474
                                                    -----------
  Net increase in net assets resulting from
     operations...................................  $16,811,596
                                                    ===========

See notes to financial statements.

--------------------------------------------------------------------------------
                                       5

--------------------------------------------------------------------------------
---------  BNY HAMILTON EQUITY INCOME FUND
           Statements of Changes in Net Assets
           (UNAUDITED)

--------------------------------------------------------------------------------

                                                      SIX MONTHS
                                                        ENDED         YEAR ENDED
                                                       JUNE 30,      DECEMBER 31,
                                                         1996            1995
                                                     ------------    ------------
OPERATIONS:
  Net investment income...........................   $  2,181,122    $  4,157,218

  Net realized gain on investments................      6,891,891       6,729,207
  Net unrealized gain on investments during the
     period.......................................      7,738,583      24,728,968
                                                     ------------    ------------
     Net increase in net assets resulting from
      operations..................................     16,811,596      35,615,393
                                                     ------------    ------------

DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS:
  Dividends from net investment income............     (2,179,955)     (4,143,915)
  Distribution from capital gains.................             --      (1,521,251)
                                                     ------------    ------------
     Total dividends and distribution to
      shareholders................................     (2,179,955)     (5,665,166)
                                                     ------------    ------------

CAPITAL STOCK TRANSACTIONS:
  Proceeds from capital stock sold................     34,255,210      28,650,069
  Proceeds from reinvestment of dividends and
     distribution.................................      1,014,698       3,841,802
  Cost of capital stock repurchased...............    (14,538,377)    (27,731,884)
                                                     ------------    ------------
     Net increase in net assets resulting from
      capital stock transactions..................     20,731,531       4,759,987
                                                     ------------    ------------
       INCREASE IN NET ASSETS.....................     35,363,172      34,710,214

NET ASSETS:
  Beginning of period.............................    169,840,845     135,130,631
                                                     ------------    ------------
  End of period...................................   $205,204,017    $169,840,845
                                                     ============    ============

CHANGE IN CAPITAL STOCK OUTSTANDING:
  Shares sold.....................................      2,559,797       2,490,205
  Shares issued on reinvestment of dividends and
     distribution.................................         74,002         312,500
  Shares repurchased..............................     (1,065,688)     (2,352,875)
                                                     ------------    ------------
     Net increase.................................      1,568,111         449,830
  Shares outstanding, beginning of period.........     13,077,388      12,627,558
                                                     ------------    ------------
  Shares outstanding, end of period...............     14,645,499      13,077,388
                                                     ============    ============

See notes to financial statements.

--------------------------------------------------------------------------------
                                       6

--------------------------------------------------------------------------------

---------  BNY HAMILTON EQUITY INCOME FUND
           Financial Highlights
           (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                          FOR THE
                                                                                           PERIOD
                                                                                         AUGUST 10,
                                     SIX MONTHS                                            1992*
                                       ENDED            YEAR ENDED DECEMBER 31,           THROUGH
                                      JUNE 30,      --------------------------------    DECEMBER 31,
                                        1996          1995        1994        1993          1992
                                     ----------     --------    --------    --------    ------------
PER SHARE DATA:
Net asset value at beginning of
  period...........................   $  12.99      $  10.70    $  11.30    $  10.43      $  10.00
                                      --------      --------    --------    --------      --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income..............       0.15          0.32        0.31        0.29          0.11
Net realized and unrealized gain
  (loss) on investments............       1.02          2.41       (0.60)       0.94          0.47
                                      --------      --------    --------    --------      --------
     Total from investment
       operations..................       1.17          2.73       (0.29)       1.23          0.58
                                      --------      --------    --------    --------      --------
DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment
  income...........................      (0.15)        (0.32)      (0.31)      (0.28)        (0.12)
                                      --------      --------    --------    --------      --------
Distributions from capital gains...         --         (0.12)         --       (0.08)        (0.03)
                                      --------      --------    --------    --------      --------
     Total dividends and
       distributions...............      (0.15)        (0.44)      (0.31)      (0.36)        (0.15)
                                      --------      --------    --------    --------      --------
Net asset value at end of period...   $  14.01      $  12.99    $  10.70    $  11.30      $  10.43
                                      ========      ========    ========    ========      ========
TOTAL RETURN:+.....................       9.05%**      25.78%      (2.58)%     11.94%         5.86%**

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period
  (000's omitted)..................   $205,204      $169,841    $135,131    $112,849      $ 20,440
Ratio to average net assets of:
  Expenses, net of waiver from The
     Bank of New York..............       0.95%***      1.00%       1.04%       1.09%         1.10%***
  Expenses, prior to waiver from
     The Bank of New York..........       0.95%***      1.00%       1.04%       1.12%         2.12%***
  Net investment income, net of
     waiver from The Bank of New
     York..........................       2.27%***      2.66%       2.89%       2.82%         3.33%***
Portfolio turnover rate............         20%           58%         51%         50%           25%
Average commission rate paid per

  share traded.....................   $  .0597      $  .0557

*   Commencement of investment operations.

**  Not annualized.

*** Annualized.

+   Total return does not consider the effect of the sales load.

See notes to financial statements.

--------------------------------------------------------------------------------
                                       7

--------------------------------------------------------------------------------
---------  BNY HAMILTON INTERMEDIATE GOVERNMENT FUND
           Schedule of Investments
           JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                       MARKET VALUE
---------------                                                 ---------------
                 U.S. GOV'T AGENCIES & OBLIGATIONS--75.28%

                 UNITED STATES GOVERNMENT AGENCY
                 SECURITIES--32.05%
                 Federal Home Loan Bank,
$       500,000  5.25%, 7/16/97...............................  $       495,315
      4,000,000  5.37%, 11/3/00...............................        3,816,360
                 Federal Home Loan Mortgage Corporation,
        500,000  5.76%, 7/13/98...............................          491,078
      1,000,000  5.55%, 9/7/00................................          958,452
      3,300,000  6.61%, 3/4/03................................        3,164,046
        250,000  7.60%, 5/12/05...............................          248,281
                 Federal National Mortgage Association,
        500,000  5.35%, 8/12/98...............................          488,899
      3,200,000  6.20%, 7/10/03...............................        3,042,451
        500,000  6.25%, 8/12/03...............................          475,492
        132,250  8.50%, 2/25/04...............................          134,206
        100,000  6.40%, 9/27/05...............................           95,821
                 Tennessee Valley Authority,
      1,500,000  6.25%, 8/1/99................................        1,486,630
      1,350,000  6.00%, 11/1/00...............................        1,317,315
      5,000,000  6.125%, 7/15/03..............................        4,822,120
                                                                ---------------
                                                                     21,036,466

                                                                ---------------
                 UNITED STATES TREASURY BONDS--10.69%
      2,535,000  5.875%, 8/15/98..............................        2,519,947
      4,275,000  7.50%, 2/15/05...............................        4,495,427
                                                                ---------------
                                                                      7,015,374
                                                                ---------------
                 UNITED STATES TREASURY NOTES--31.41%
         75,000  6.50%, 5/15/97...............................           75,469
        800,000  5.625%, 1/31/98..............................          794,749
      1,500,000  5.125%, 11/30/98.............................        1,463,905
      3,625,000  6.375%, 1/15/99..............................        3,634,063
      2,000,000  6.75%, 6/30/99...............................        2,023,750
      1,000,000  6.375%, 7/15/99..............................        1,002,187
        150,000  8.00%, 8/15/99...............................          156,937
      1,500,000  6.875%, 8/31/99..............................        1,521,562

   PRINCIPAL
    AMOUNT                                                       MARKET VALUE
---------------                                                 ---------------
                 U.S. GOV'T AGENCIES & OBLIGATIONS (CONTINUED)
                 UNITED STATES TREASURY NOTES
                 (CONTINUED)
$     1,000,000  6.375%, 1/15/00..............................  $       999,687
      2,750,000  6.75%, 4/30/00...............................        2,779,219
        300,000  7.50%, 5/15/02...............................          313,875
      4,000,000  6.375%, 8/15/02..............................        3,962,500
        550,000  6.25%, 2/15/03...............................          540,031
      1,000,000  5.75%, 8/15/03...............................          951,562
        375,000  7.875%, 11/15/04.............................          403,242
                                                                ---------------
                                                                     20,622,738
                                                                ---------------
                 UNITED STATES TREASURY STRIPPED
                 PRINCIPAL--1.13%
      1,000,000  0.00%, 2/15/01...............................          743,640
                                                                ---------------
                 TOTAL U.S. GOV'T AGENCIES & OBLIGATIONS (Cost
                 $51,009,002).................................       49,418,218
                                                                ---------------
                 MORTGAGE BACKED SECURITIES--10.41%
                 Federal Home Loan Mortgage Corporation,
        491,800  Pool # 251836, 8.50%, 5/01/04................          507,119
                 Federal National Mortgage Association
      1,226,950  Pool # 195152, 7.00%, 1/1/08.................        1,216,177
        885,551  Pool # 124118, 9.00%, 3/1/22.................          930,528
        929,463  Pool # 190203, 8.00%, 2/1/23.................          942,513
        915,061  Pool # 330091, 8.00%, 2/1/23.................          929,363
                 Government National Mortgage Association,
         89,053  Pool # 7774, 8.00%, 9/15/04..................           89,831
         66,020  Pool # 6400, 8.00%, 6/15/05..................           66,597
         84,107  Pool # 7038, 8.00%, 10/15/05.................           84,843

         76,399  Pool # 11310, 8.00%, 11/15/05................           77,067
         30,343  Pool # 9839, 8.00%, 7/15/06..................           30,609
         51,681  Pool # 10459, 8.00%, 8/15/06.................           52,133
        185,257  Pool # 10419, 8.00%, 9/15/06.................          186,877
         85,023  Pool # 12590, 8.00%, 9/15/06.................           85,766
        161,098  Pool # 14295, 8.00%, 1/15/07.................          162,506
        159,985  Pool # 204365, 9.00%, 3/15/17................          169,280
        801,480  Pool # 407323, 8.25%, 4/15/25................          816,252
        492,262  Pool # 417331, 7.50%, 3/15/26................          485,028
                                                                ---------------
                 TOTAL MORTGAGE BACKED SECURITIES (Cost
                 $6,931,877)..................................        6,832,489
                                                                ---------------

See notes to financial statements.
--------------------------------------------------------------------------------
                                       8

--------------------------------------------------------------------------------
---------  BNY HAMILTON INTERMEDIATE GOVERNMENT FUND
           Schedule of Investments (Continued)
           JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                       MARKET VALUE
---------------                                                 ---------------
                 COLLATERALIZED MORTGAGE
                 OBLIGATIONS--10.22%
                 Federal Home Loan Mortgage Corporation,
$     1,057,716  Series 1317E, 7.00%, 6/15/04.................  $     1,064,094
        500,000  Series 1202E, 7.00%, 7/15/05.................          502,410
        500,000  Series 1467D, 6.70%, 8/15/05.................          499,120
        500,000  Series 1338G, 6.75%, 1/15/06.................          500,385
        252,552  Series G00100, 8.00%, 2/01/23................          255,155
                 Federal National Mortgage Association,
        500,000  Series 1992-108 G, 7.00%, 8/25/05............          501,805
        250,000  Series 1990-31 H, 7.00%,
                 6/25/19......................................          250,230
      2,000,000  Series 1991-137, 8.30%,
                 6/25/20......................................        2,054,820
                 Government National Mortagage Association,
      1,067,000  Series 1995-2D, 8.50%,
                 11/20/15.....................................        1,080,252
                                                                ---------------
                 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                 (Cost $6,728,747)............................        6,708,271
                                                                ---------------


   PRINCIPAL
    AMOUNT                                                       MARKET VALUE
---------------                                                 ---------------
                 REPURCHASE AGREEMENT--2.95%
$     1,934,000  Repurchase agreement with Deutsche Bank,
                 5.50%, due 7/1/96, repurchase price
                 $1,934,886 (Collateral--Various U.S.
                 Governmental Agency Debt Instruments,
                 5.641%-7.88%, 12/20/96-9/25/08; aggregate
                 market value plus accrued interest $1,993,446
                 (Cost $1,934,000)............................  $     1,934,000
                                                                ---------------
                 TOTAL INVESTMENTS--
                 (Cost $66,603,626)--(a) 98.86%...............       64,892,978
                 Cash, receivables and other assets less
                 liabilities--1.14%...........................          750,378
                                                                ---------------
                 NET ASSETS--100.00%..........................  $    65,643,356
                                                                ===============

(a) The cost stated also represents the aggregate cost for Federal income tax purposes. At June 30,1996, net unrealized depreciation was $1,710,648 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $109,408 and aggregate gross unrealized depreciation of $1,820,056.

See notes to financial statements.
--------------------------------------------------------------------------------
                                       9

--------------------------------------------------------------------------------
---------  BNY HAMILTON INTERMEDIATE GOVERNMENT FUND
           Statement of Assets and Liabilities
           JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
  Investments at market value, (Identified cost
     $66,603,626).................................  $64,892,978
  Cash............................................          849
  Receivables:
     Investments sold.............................       38,085
     Interest.....................................    1,194,857
     Capital stock sold...........................    5,108,967
  Deferred organization costs and other assets....       24,700

                                                    -----------
     TOTAL ASSETS.................................   71,260,436
                                                    -----------

LIABILITIES:
  Payables:
     Investments purchased........................    4,973,478
     Capital stock repurchased....................      236,507
     Dividends....................................      293,195
     Services provided by The Bank of New York and
       Administrator..............................       88,109
  Accrued expenses and other liabilities..........       25,791
                                                    -----------
     TOTAL LIABILITIES............................    5,617,080
                                                    -----------

NET ASSETS:
  (applicable to 6,834,695 shares issued and
     outstanding; 200 million shares of $.001 par
     value authorized)............................  $65,643,356
                                                    ===========
  Net asset value, offering price and repurchase
     price per share ($65,643,356/6,834,695
     shares)......................................  $      9.60
                                                    ===========
  Maximum public offering price per share
     ($9.60/.97)..................................  $      9.90
                                                    ===========

SOURCES OF NET ASSETS:
  Capital stock @ par.............................  $     6,835
  Capital surplus.................................   69,704,775
  Accumulated net realized loss on investments....   (2,357,606)
  Net unrealized depreciation on investments......   (1,710,648)
                                                    -----------
NET ASSETS........................................  $65,643,356
                                                    ===========


Statement of Operations
FOR THE SIX MONTHS ENDED JUNE 30, 1996
(Unaudited)

INVESTMENT INCOME:
  Interest........................................  $2,065,719
                                                    ----------

EXPENSES:
  Advisory........................................     156,757
  Administration..................................      62,618

  Accounting services.............................      29,836
  Custodian.......................................      11,300
  Cash management.................................       4,619
  Transfer agent..................................      16,425
  Audit...........................................       1,652
  Insurance.......................................       1,292
  Directors.......................................       8,473
  Reports to shareholders.........................       3,899
  Registration and filing.........................       5,287
  Legal...........................................       1,945
  Other...........................................       9,807
                                                    ----------
     TOTAL EXPENSES...............................     313,910
                                                    ----------
     NET INVESTMENT INCOME........................   1,751,809
                                                    ----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Net realized loss on investment transactions....    (247,521)
  Decrease in unrealized appreciation on
     investments during the period................  (1,915,002)
                                                    ----------
  Net realized and unrealized loss on
     investments..................................  (2,162,523)
                                                    ----------
  Net decrease in net assets resulting from
     operations...................................  $ (410,714)
                                                    ==========

See notes to financial statements.

--------------------------------------------------------------------------------
                                       10

--------------------------------------------------------------------------------
---------  BNY HAMILTON INTERMEDIATE GOVERNMENT FUND
           Statements of Changes in Net Assets
           (UNAUDITED)
--------------------------------------------------------------------------------

                                                     SIX MONTHS
                                                        ENDED        YEAR ENDED
                                                      JUNE 30,      DECEMBER 31,
                                                        1996            1995
                                                     -----------    ------------
OPERATIONS:
  Net investment income...........................   $ 1,751,809    $ 3,406,583
  Net realized loss on investments................      (247,521)      (704,447)

  Increase in unrealized appreciation
     (depreciation) on investments during the
     period.......................................    (1,915,002)     6,144,249
                                                     -----------    -----------
     Net increase (decrease) in net assets
      resulting from operations...................      (410,714)     8,846,385
                                                     -----------    -----------

DIVIDENDS TO SHAREHOLDERS:
  Dividends from net investment income............    (1,751,809)    (3,406,583)
                                                     -----------    -----------

CAPITAL STOCK TRANSACTIONS:
  Proceeds from capital stock sold................    16,040,515     10,197,215
  Proceeds from reinvestment of dividends.........       995,274      2,247,470
  Cost of capital stock repurchased...............    (9,888,831)   (16,553,657)
                                                     -----------    -----------
     Increase (decrease) in net assets resulting
      from capital stock transactions.............     7,146,958     (4,108,972)
                                                     -----------    -----------

       INCREASE IN NET ASSETS.....................     4,984,435      1,330,830

NET ASSETS:
  Beginning of period.............................    60,658,921     59,328,091
                                                     -----------    -----------
  End of period...................................   $65,643,356    $60,658,921
                                                     ===========    ===========

CHANGE IN CAPITAL STOCK OUTSTANDING:
  Shares sold.....................................     1,665,293      1,074,090
  Shares issued on reinvestment of dividends......        83,829        233,341
  Shares repurchased..............................    (1,016,529)    (1,726,729)
                                                     -----------    -----------
     Net increase (decrease)......................       732,593       (419,298)
  Shares outstanding, beginning of period.........     6,102,102      6,521,400
                                                     -----------    -----------
  Shares outstanding, end of period...............     6,834,695      6,102,102
                                                     ===========    ===========

See notes to financial statements.

--------------------------------------------------------------------------------
                                       11

--------------------------------------------------------------------------------
---------  BNY HAMILTON INTERMEDIATE GOVERNMENT FUND
           Financial Highlights
           (UNAUDITED)
--------------------------------------------------------------------------------


                                                                                          FOR THE
                                                                                           PERIOD
                                                                                         AUGUST 10,
                                      SIX MONTHS                                           1992*
                                        ENDED            YEAR ENDED DECEMBER 31,          THROUGH
                                       JUNE 30,      -------------------------------    DECEMBER 31,
                                         1996         1995        1994        1993          1992
                                      ----------     -------     -------     -------    ------------
PER SHARE DATA:
Net asset value at beginning of
  period...........................    $   9.94      $  9.10     $ 10.12     $  9.87      $  10.00
                                       --------      -------     -------     -------      --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income..............        0.27         0.53        0.50        0.51          0.18
Net realized and unrealized gain
  (loss) on investments............       (0.34)        0.84       (1.02)       0.27         (0.13)
                                       --------      -------     -------     -------      --------
     Total from investment
       operations..................       (0.07)        1.37       (0.52)       0.78          0.05
                                       --------      -------     -------     -------      --------
DIVIDENDS AND DISTRIBUTION
Dividends from net investment
  income...........................       (0.27)       (0.53)      (0.50)      (0.51)        (0.18)
Distribution from capital gains....          --           --          --       (0.02)           --
                                       --------      -------     -------     -------      --------
     Total dividends and
       distribution................       (0.27)       (0.53)      (0.50)      (0.53)        (0.18)
                                       --------      -------     -------     -------      --------
Net asset value at end of period...    $   9.60      $  9.94     $  9.10     $ 10.12      $   9.87
                                       ========      =======     =======     =======      ========
TOTAL RETURN:+.....................       (0.69)%**    15.40%      (5.17)%      8.03%         0.51%**

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's
  omitted).........................    $ 65,643      $60,659     $59,328     $72,069      $ 25,575
Ratio to average net assets of:
  Expenses, net of waiver from The
     Bank of New York..............        1.00%***     1.06%       1.07%       0.86%         0.75%***
  Expenses, prior to waiver from
     The Bank of New York..........        1.00%***     1.06%       1.10%       1.15%         1.64%***
  Net investment income, net of
     waiver from The Bank of New
     York..........................        5.58%***     5.52%       5.30%       5.04%         4.62%***
Portfolio turnover rate............          28%          48%         49%         67%           63%

*   Commencement of investment operations.

**  Not annualized.

*** Annualized.


+   Total return does not consider the effect of the sales load.
See notes to financial statements.

--------------------------------------------------------------------------------
                                       12

--------------------------------------------------------------------------------
---------  BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND
           Schedule of Investments
           JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            MOODY'S/
   PRINCIPAL                                                  S&P      INTEREST   MATURITY     MARKET
    AMOUNT                                                  RATINGS      RATE       DATE        VALUE
---------------                                            ----------  --------   --------   -----------
                 MUNICIPAL BONDS--97.48%
                 CERTIFICATES OF PARTICIPATION--1.29%
$       500,000  New York State Certificate of
                 Participation...........................   Baa1/BBB     5.000%   03/01/00   $   495,505
                                                                                             -----------
                 EDUCATION--10.48%
        235,000  Dutchess County, New York IDA Civic
                 Facility Revenue, Bard College..........     A/NR       6.000    11/01/99       242,059
        250,000  New York State Dormitory Authority,
                 Columbia University.....................   Aaa/AA+      5.000    07/01/00       253,805
      1,000,000  New York State Dormitory Authority,
                 Cornell University......................    Aa/AA       4.600    07/01/00     1,002,540
      1,000,000  New York State Dormitory Authority, New
                 York University, MBIA Insured+..........   Aaa/AAA      5.500    07/01/04     1,033,330
      1,000,000  New York State Dormitory Authority,
                 Strong Hospital (University of
                 Rochester)..............................    A1/A+       5.000    07/01/02     1,001,540
        500,000  New York State Dormitory Authority,
                 University of Rochester.................    A1/A+       4.700    07/01/00       500,360
                                                                                             -----------
                                                                                               4,033,634
                                                                                             -----------
                 GENERAL OBLIGATION--10.43%
        500,000  Monroe County, New York, MBIA
                 Insured+................................   Aaa/AAA      4.800    06/01/02       502,030
         60,000  Monroe County, New York Series B,
                 Unrefunded Balance, Callable 6/01/98....    Aa/AA-      7.000    06/01/03        63,674
      1,000,000  New York State, General Obligation......     A/A-       4.600    03/15/01       991,420
      1,000,000  New York State, General Obligation......     A/A-       5.125    06/15/04     1,003,480
        500,000  New York State Municipal Bond Bank
                 Agency (City of Rochester)..............    NR/A+       6.400    03/15/01       528,385
        950,000  Town of New Castle, New York

                 (Westchester County)....................    Aa/NR       4.000    06/01/00       925,395
                                                                                             -----------
                                                                                               4,014,384
                                                                                             -----------
                 HEALTH CARE--1.51%
        500,000  New York State Medical Care
                 Facilities--Downstate Medical Center....    NR/AAA      5.700    02/15/04       518,735
         60,000  New York State Medical Care
                 Facilities--Millard Fillmore Hospital
                 FHA.....................................    Aa/AA       5.600    02/15/02        61,419
                                                                                             -----------
                                                                                                 580,154
                                                                                             -----------
                 HOUSING--2.61%
        500,000  New York State Mortgage Revenue
                 Agency..................................    Aa/NR       5.300    04/01/04       499,390
        500,000  New York State Mortgage Revenue
                 Agency--Homeowner Mtg Series 37-A.......    Aa/NR       5.850    04/01/06       503,085
                                                                                             -----------
                                                                                               1,002,475
                                                                                             -----------

See notes to financial statements.
--------------------------------------------------------------------------------
                                       13

--------------------------------------------------------------------------------
---------  BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND
           Schedule of Investments (Continued)
           JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            MOODY'S/
   PRINCIPAL                                                  S&P      INTEREST   MATURITY     MARKET
    AMOUNT                                                  RATINGS      RATE       DATE        VALUE
---------------                                            ----------  --------   --------   -----------
                 MUNICIPAL BONDS (CONTINUED)
                 INDUSTRIAL DEVELOPMENT BONDS--3.90%
$       500,000  Puerto Rico Industrial Medical
                 Environmental PCR, Intel Corp; Put
                 Option 9/01/98..........................    A1/A+       4.000%   09/01/13   $   497,405
      1,000,000  Westchester County Industrial
                 Development Authority...................   Aaa/AAA      4.850    07/01/00     1,005,420
                                                                                             -----------
                                                                                               1,502,825
                                                                                             -----------
                 PREREFUNDED/ESCROWED/US
                 GUARANTEED--4.55%

        990,000  New York State Housing Finance Agency
                 ETM State University Construction.......   Aaa/AAA      6.500    11/01/06     1,059,696
        311,000  Puerto Rico Aqueduct & Sewer Authority
                 ETM.....................................   Aaa/AAA      4.200    07/01/00       305,054
        390,000  Puerto Rico Aqueduct & Sewer Authority
                 ETM.....................................   Aaa/AAA      4.500    07/01/02       386,903
                                                                                             -----------
                                                                                               1,751,653
                                                                                             -----------
                 SPECIAL TAX--19.42%
      2,500,000  Municipal Assistance Corp for New York
                 City....................................    Aa/A+       6.000    07/01/05     2,657,175
        300,000  New York State Local Government
                 Assistance Corp.........................     A/A        6.700    04/01/00       319,677
      1,000,000  New York State Local Government
                 Assistance Corp.........................     A/A        5.300    04/01/00     1,017,960
        340,000  New York State Local Government
                 Assistance Corp.........................     A/A        6.750    04/01/02       371,906
        655,000  New York State Local Government
                 Assistance Corp.........................     A/A        5.000    04/01/02       655,923
      1,000,000  New York State Local Government
                 Assistance Corp.........................     A/A        4.600    04/01/03       967,870
        500,000  New York State Local Government
                 Assistance Corp.........................     A/A        4.800    04/01/05       479,580
      1,000,000  New York State Thruway Authority Highway
                 & Bridge Trust Fund.....................     A/A-       4.750    04/01/98     1,005,290
                                                                                             -----------
                                                                                               7,475,381
                                                                                             -----------
                 STATE APPROPRIATION--16.47%
        420,000  Metropolitan Transportation Authority...   Baa1/BBB     5.100    07/01/00       420,449
        450,000  New York State Dormitory Authority,
                 State University........................  Baa1/BBB+     7.100    05/15/98       471,380
        900,000  New York State Dormitory Authority,
                 State University........................  Baa1/BBB+     5.200    05/15/03       870,750
        500,000  New York State Dormitory Authority,
                 State University........................  Baa1/BBB+     5.500    05/15/07       482,905
      1,400,000  New York State Dormitory Authority,
                 Upstate Community Colleges..............  Baa1/BBB-     4.500    07/01/00     1,364,454
        500,000  New York State Medical Care
                 Facilities--Mental Health...............  Baa1/BBB+     4.600    08/15/99       494,555
        275,000  New York State Medical Care
                 Facilities--Mental Health...............  Baa1/BBB+     4.700    02/15/01       265,334
        505,000  New York State Medical Care
                 Facilities--Mental Health...............  Baa1/BBB+     4.700    08/15/01       485,593
        480,000  New York State Medical Care
                 Facilities--Mental Health...............  Baa1/BBB+     6.100    08/15/02       491,520
      1,000,000  New York State Thruway Authority Service
                 Contract................................   Baa1/BBB     5.000    04/01/00       993,840
                                                                                             -----------
                                                                                               6,340,780
                                                                                             -----------


See notes to financial statements.
--------------------------------------------------------------------------------
                                       14

--------------------------------------------------------------------------------
---------  BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND
           Schedule of Investments (Continued)
           JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            MOODY'S/
   PRINCIPAL                                                  S&P      INTEREST   MATURITY     MARKET
    AMOUNT                                                  RATINGS      RATE       DATE        VALUE
---------------                                            ----------  --------   --------   -----------
                 MUNICIPAL BONDS (CONTINUED)
                 TRANSPORTATION--13.87%
$       625,000  New York State Thruway Authority General
                 Revenue.................................     A1/A       5.125%   01/01/00   $   632,694
      1,500,000  New York State Thruway Authority General
                 Revenue.................................     A1/A       5.250    01/01/01     1,525,845
        650,000  Port Authority of New York & New
                 Jersey..................................    A1/AA-      5.100    08/01/01       659,861
        500,000  Port Authority of New York & New
                 Jersey..................................    A1/AA-      6.100    10/15/02       533,525
      1,000,000  Port Authority of New York & New
                 Jersey..................................    A1/AA-      5.300    08/01/03     1,021,270
      1,000,000  Triborough Bridge & Tunnel Authority
                 General Purpose.........................    Aa/A+       4.300    01/01/02       965,440
                                                                                             -----------
                                                                                               5,338,635
                                                                                             -----------
                 UTILITY--10.45%
        300,000  Great Neck North Water Authority, New
                 York....................................    A1/A-       6.900    01/01/00       321,717
        250,000  New York State Environment Facs. Corp.
                 State Water.............................   Aaa/AAA      6.000    05/15/02       264,803
        500,000  New York State Envir. Fac. Corp. PCR
                 Water Revol.............................    Aa/A-       5.100    06/15/00       508,050
        400,000  New York State Envir. Fac. Corp. PCR
                 Water Revol.............................   Aaa/AAA      6.300    09/15/00       425,148
        500,000  New York State Power Authority..........    Aa/AA-      7.500    01/01/02       530,155
        250,000  Onondaga County, New York Water
                 Authority...............................     A1/A       6.250    01/15/98       257,592
        700,000  Suffolk County Water Authority, New York
                 MBIA Insured+...........................   Aaa/AAA      4.800    06/01/97       706,419
      1,000,000  Suffolk County Water Authority, New York
                 MBIA Insured+...........................   Aaa/AAA      4.800    06/01/00     1,006,720
                                                                                             -----------
                                                                                               4,020,604

                                                                                             -----------
                 OTHER--2.50%
        340,000  New York City, Trust for Cultural
                 Resources Museum MOMA--AMBAC Insured+...   Aaa/AAA      4.900    01/01/01       343,281
        240,000  New York City, Trust for Cultural
                 Resources Museum MOMA--AMBAC Insured+...   Aaa/AAA      5.000    01/01/02       242,299
        350,000  New York City, Trust for Cultural
                 Resources Museum MOMA--AMBAC Insured+...   Aaa/AAA      6.300    01/01/03       377,510
                                                                                             -----------
                                                                                                 963,090
                                                                                             -----------
                 TOTAL MUNICIPAL BONDS (Cost
                 $37,439,399)............................                                     37,519,120
                                                                                             -----------
                 TAX-EXEMPT MONEY MARKET FUND--1.31%
        504,981  Dreyfus New York Municipal Cash
                 Management (Cost $504,981)..............    NR/NR       3.190%(a)               504,981
                                                                                             -----------
                 TOTAL INVESTMENTS (Cost $37,944,380)
                 (b)--98.79%.............................                                     38,024,101
                 Cash, receivables, and other assets less
                 liabilities--1.21%......................                                        467,186
                                                                                             -----------
                 NET ASSETS--100%........................                                    $38,491,287
                                                                                             ===========

NR       Not rated by Moody's or Standard & Poor's ('S&P').
+        Insured or guaranteed by the indicated municipal bond
         insurance corporation.
(a)      Represents annualized yield at June 30, 1996.
(b)      The cost stated also represents the aggregate cost for
         Federal income tax purposes. At June 30, 1996, net
         unrealized appreciation was $79,721 based on cost for
         Federal income tax purposes. This consisted of aggregate
         gross unrealized appreciation of $319,105 and aggregate
         gross unrealized depreciation of $239,384.

See notes to financial statements.
--------------------------------------------------------------------------------
                                       15

--------------------------------------------------------------------------------
---------  BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND
           Statement of Assets and Liabilities
           JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------


ASSETS:
  Investments at market value,
     (Identified cost $37,944,380)......  $38,024,101
  Receivables:
     Interest...........................      617,659
     Capital stock sold.................       99,500
  Deferred organization costs and other
     assets.............................       75,189
                                          -----------
     TOTAL ASSETS.......................   38,816,449
                                          -----------

LIABILITIES:
  Payables:
     Investment purchased...............       83,477
     Dividends..........................      127,694
     Services provided by The Bank of
       New York and Administrator.......       88,488
  Accrued expenses and other
     liabilities........................       25,503
                                          -----------
     TOTAL LIABILITIES..................      325,162
                                          -----------
NET ASSETS:
  (applicable to 3,795,793 shares issued
     and outstanding; 200 million shares
     of $.001 par value authorized).....  $38,491,287
                                          ===========
  Net asset value, offering price and
     repurchase price per share
     ($38,491,287/3,795,793 shares).....  $     10.14
                                          ===========
  Maximum public offering price per
     share ($10.14/.97).................  $     10.45
                                          ===========

SOURCES OF NET ASSETS:
  Capital stock @ par...................  $     3,796
  Capital surplus.......................   38,738,469
  Accumulated net realized loss on
     investments........................     (330,699)
  Net unrealized appreciation on
     investments........................       79,721
                                          -----------
NET ASSETS..............................  $38,491,287
                                          ===========


Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 1996
(UNAUDITED)

INVESTMENT INCOME:
  Interest..............................  $933,045
                                          --------
EXPENSES:
  Advisory..............................    97,520
  Administration........................    39,010
  Accounting services...................    29,836
  Custodian.............................     6,565
  Cash management.......................     5,362
  Transfer agent........................    15,348
  Audit.................................     1,228
  Insurance.............................       894
  Directors.............................     8,473
  Reports to shareholders...............     2,470
  Registration and filing...............     5,776
  Legal.................................     1,407
  Other.................................    11,747
                                          --------
     TOTAL EXPENSES.....................   225,636
  Fees waived by The Bank of New York...   (50,067)
                                          --------
     NET EXPENSES.......................   175,569
                                          --------
     NET INVESTMENT INCOME..............   757,476
                                          --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS--
  Net realized gain on investment
     transactions.......................   128,992
  Decrease in unrealized appreciation on
     investments during the year........  (874,513)
                                          --------
  Net realized and unrealized loss on
     investments........................  (745,521)
                                          --------
  Net increase in net assets resulting
     from operations....................  $ 11,955
                                          ========

See notes to financial statements.

--------------------------------------------------------------------------------
                                       16

--------------------------------------------------------------------------------
---------  BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND
           Statements of Changes in Net Assets

           (UNAUDITED)
--------------------------------------------------------------------------------

                                                     SIX MONTHS
                                                        ENDED        YEAR ENDED
                                                      JUNE 30,      DECEMBER 31,
                                                        1996            1995
                                                     -----------    ------------
OPERATIONS:
  Net investment income...........................   $   757,476    $ 1,680,844
  Net realized gain (loss) on investments.........       128,992        (75,562)
  Increase in unrealized appreciation
     (depreciation) on investments during the
     period.......................................      (874,513)     3,351,479
                                                     -----------    -----------
     Net increase in net assets resulting from
      operations..................................        11,955      4,956,761
                                                     -----------    -----------

DIVIDENDS TO SHAREHOLDERS:
  Dividends from net investment income............      (757,476)    (1,680,844)
                                                     -----------    -----------

CAPITAL STOCK TRANSACTIONS:
  Proceeds from capital stock sold................     3,661,067      4,068,695
  Proceeds from reinvestment of dividends.........       216,566        604,529
  Cost of capital stock repurchased...............    (5,571,760)   (10,231,201)
                                                     -----------    -----------
     Decrease in net assets resulting from capital
      stock transactions..........................    (1,694,127)    (5,557,977)
                                                     -----------    -----------
       DECREASE IN NET ASSETS.....................    (2,439,648)    (2,282,060)

NET ASSETS:
  Beginning of period.............................    40,930,935     43,212,995
                                                     -----------    -----------
  End of period...................................   $38,491,287    $40,930,935
                                                     ===========    ===========

CHANGE IN CAPITAL STOCK OUTSTANDING:
  Shares sold.....................................       358,948        410,516
  Shares issued on reinvestment of dividends......        21,131         59,793
  Shares repurchased..............................      (543,811)    (1,014,728)
                                                     -----------    -----------
     Net decrease.................................      (163,732)      (544,419)
  Shares outstanding, beginning of period.........     3,959,525      4,503,944
                                                     -----------    -----------
  Shares outstanding, end of period...............     3,795,793      3,959,525
                                                     ===========    ===========


See notes to financial statements.

--------------------------------------------------------------------------------
                                       17

--------------------------------------------------------------------------------
---------  BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND
           Financial Highlights
         (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                        FOR THE
                                                                                         PERIOD
                                                                                       AUGUST 10,
                                      SIX MONTHS                                         1992*
                                        ENDED           YEAR ENDED DECEMBER 31,         THROUGH
                                       JUNE 30,      -----------------------------    DECEMBER 31,
                                         1996         1995       1994       1993          1992
                                      ----------     -------    -------    -------    ------------
PER SHARE DATA:
Net asset value at beginning of
  period...........................    $  10.34      $  9.59    $ 10.37    $  9.97      $  10.00
                                       --------      -------    -------    -------      --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income..............        0.20         0.39       0.39       0.38          0.15
Net realized and unrealized gain
  (loss) on investments............       (0.20)        0.75      (0.78)      0.40         (0.03)+
                                       --------      -------    -------    -------      --------
     Total from investment
       operations..................        0.00         1.14      (0.39)      0.78          0.12
                                       --------      -------    -------    -------      --------
DIVIDENDS
Dividends from net investment
  income...........................       (0.20)       (0.39)     (0.39)     (0.38)        (0.15)
                                       --------      -------    -------    -------      --------
Net asset value at end of period...    $  10.14      $ 10.34    $  9.59    $ 10.37      $   9.97
                                       --------      -------    -------    -------      --------
TOTAL RETURN:++....................       (0.03)%**    12.08%     (3.81)%     7.99%         1.18%**

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's
  omitted).........................    $ 38,491      $40,931    $43,213    $55,871      $ 19,717
Ratio to average net assets of:
  Expenses, net of waiver from the
     Bank of New York and
     Administrator.................        0.90%***     0.90%      0.85%      0.68%         0.60%***
  Expenses, prior to waiver from
     the Bank of New York and
     Administrator.................        1.16%***     1.20%      1.20%      1.30%         1.96%***

  Net investment income, net of
     waiver from the Bank of New
     York and Administrator........        3.89%***     3.89%      3.92%      3.74%         3.79%***
Portfolio turnover rate............          12%           4%        18%         6%           --

*           Commencement of investment operations.
**          Not annualized.
***         Annualized.
+           The amount shown is not in accordance with the
            change in the aggregate gains and losses of the
            portfolio securities during the period August 10,
            1992 through December 31, 1992 due to the timing
            of sales and repurchases of shares of the Fund.
++          Total return does not consider the effect of the
            sales load.

See notes to financial statements.

--------------------------------------------------------------------------------
                                       18

--------------------------------------------------------------------------------
---------  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  ORGANIZATION AND BUSINESS

   The BNY Hamilton Funds, Inc. (the 'Company') was organized as a Maryland Corporation on May 1, 1992 and is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company currently consists of four series: BNY Hamilton Money Fund (not included herein), BNY Hamilton Equity Income Fund, BNY Hamilton Intermediate Government Fund and BNY Hamilton Intermediate New York Tax-Exempt Fund (individually, a 'Fund' and collectively, the 'Funds').

2.  SIGNIFICANT ACCOUNTING POLICIES

(A)  SECURITY VALUATIONS

      BNY Hamilton Equity Income Fund
      (the 'Equity Income Fund')

   Securities listed on a domestic securities exchange, including options on stock indexes, are valued based on the last sale price as of the close of regular trading hours on the New York Stock Exchange or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities traded only on the over the counter market are valued at the average of the quoted bid and asked prices in the over-the-counter market.

   The market value of written call option or a purchased put option is the last reported sale price on the principal exchange on which such option is traded or, if no sales are reported, the average between the last reported bid and asked prices.

      BNY Hamilton Intermediate Government Fund (the 'Intermediate Government Fund') and BNY Hamilton Intermediate New York Tax-Exempt Fund (the 'Intermediate New York Tax-Exempt Fund')

   Securities are valued using prices supplied daily by an independent pricing service or services that (1) are based on the last sale price on a national securities exchange, or in the absence of recorded sales, at the readily available closing bid price on such exchange or at the quoted bid price in the over-the-counter market, if such exchange or market constitutes the broadest and most representative market for the security, and (2) in other cases, take into account various factors affecting market value, including yields and prices of comparable securities, indications as to value from dealers and general market conditions.

   Portfolio securities with a remaining maturity of 60 days or less are valued using the amortized cost method for all Funds.

   Securities for which market quotations are not readily available, including investments that are subject to limitations as to their sale (restricted securities and illiquid securities), are valued at fair value as determined in good faith by the Fund's Board of Directors for all Funds. In determining fair value, consideration is given to cost, operating and other financial data.

(B)  REPURCHASE AGREEMENTS

   The Funds' custodian or designated sub-custodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreeement, realization and/or retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
                                       19

--------------------------------------------------------------------------------
---------  NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

(C)  WRITTEN OPTIONS AND PURCHASED OPTIONS

   The Equity Income Fund enters into an option contract for the purpose of either hedging its exposure to the market fluctuations of the portfolio, or an individual security position. The nature and risks associated with these securities are explained further in the Prospectus and Statement of Additional Information.

   When the Equity Income Fund writes a call option, it will receive a premium. Premiums received are recorded as liabilities and adjusted to current market value daily. When a put option is purchased, the Equity Income Fund will pay a premium. Premiums paid for put options are included as investments and are also adjusted to their current market value daily.

   If a written call expires, the premium received by the Equity Income Fund will be treated as a short term capital gain. Likewise, premiums paid for purchased put options that expire unexercised will be treated as short term capital losses. In addition, short term capital gains or losses may be realized on exercised written calls or purchased puts depending on the premiums received or paid and the strike price of the underlying securities.

   As a writer of call options, the Equity Income Fund may not have control over the exercising of such options. As a result, the Equity Income Fund bears unlimited market risk of favorable changes in the value of the call option's underlying securities. The Equity Income Fund also bears unlimited market risk in the value of the written call option itself.

   If an option which the Equity Income Fund has purchased expires on its stipulated expiration date, the Equity Income Fund realizes a loss in the amount of the cost of the option. If the Equity Income Fund enters into a closing transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If the Equity Income Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If the Equity Income Fund exercises a call option, the cost of the security which the Equity Income Fund purchases upon exercise will be increased by the premium originally paid.

(D)  FEDERAL INCOME TAXES

   Each Fund is treated as a separate entity for federal income tax purposes. The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of the taxable and tax exempt income to the shareholders within the allowable time limits. Therefore, no federal income tax provision is required.

(E)  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

   The Intermediate Government Fund and the Intermediate New York Tax-Exempt Fund declare dividends daily and pay dividends monthly. The Equity Income Fund declares and pays dividends monthly.

   Income and capital gains distributions are determined in accordance with income tax regulations which may differ from methods used to determine the corresponding income and capital gain amounts in accordance with generally accepted accounting principles. These differences are primarily caused by differences in the timing of the recognition of certain components of income, expense, or capital gain. Where such differences are permanent in nature, they are reclassified in the Sources of Net Assets based upon their ultimate characterization for Federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value of each Fund.

--------------------------------------------------------------------------------
                                       20

--------------------------------------------------------------------------------
---------  NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

(F)  SECURITY TRANSACTIONS AND INVESTMENT INCOME

   Security transactions are recorded on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Discounts on securities purchased for all Funds except for the Intermediate New York Tax-Exempt Fund and premiums on securities purchased for the Intermediate New York Tax-Exempt Fund are amortized.

(G)  ORGANIZATION COSTS


   Costs incurred in connection with the organization and initial registration of the Funds are being amortized evenly over the period of benefit not to exceed 60 months from the date upon which each of the Funds commenced investment operations.

3.  ADVISORY, ADMINISTRATION AND OTHER TRANSACTIONS WITH AFFILIATES

   The Bank of New York acts as the Funds' investment adviser (the 'Adviser'). The Adviser manages the investments of the Funds and is responsible for all purchases and sales of the Funds' portfolio securities. The Adviser's fee accrues daily and is payable monthly at the following annual rates:

                                                 % OF AVERAGE
                                               DAILY NET ASSETS
                                               ----------------
     Equity Income Fund......................        .60%
     Intermediate Government Fund............        .50%
     Intermediate New York Tax-Exempt Fund...        .50%

   BNY Hamilton Distributors, Inc. acts as the Funds' administrator (the 'Administrator') and will assist generally in supervising the operations of the Funds.

   The Administrator has agreed to provide facilities, equipment and personnel to carry out administrative services for the Funds, including, among other things, providing the services of persons who may be appointed as officers and directors of the Funds, monitoring the custodian, fund accounting, transfer agency, administration, distribution, advisory and legal services that are provided to the Funds.

   The Administrator's fee is accrued daily and is payable monthly computed utilizing the following annual rates:

                                                           % OF AVERAGE
                                                         DAILY NET ASSETS
                                                         ----------------
     Equity Income Fund................................        .20%
     Intermediate Government Fund......................        .20%
     Intermediate New York Tax-Exempt Fund.............        .20%

   In addition to acting as Administrator, BNY Hamilton Distributors, Inc. is the principal underwriter and distributor of shares of the Funds.

   The Bank of New York serves as the Funds' custodian and also serves as the fund accounting agent.


   The Bank of New York and the Administrator have voluntarily agreed to assume/waive expenses for the Intermediate New York Tax-Exempt Fund to the extent that expenses for that Fund exceeded .90% of average daily net assets. There is currently no reimbursement of expenses with respect to the Equity Income Fund and the Intermediate Government Fund.

   The Company has adopted a distribution plan (The '12b-1 Plans') with respect to each Fund. Under the 12b-1 Plans, the Funds will pay the Distributor for distribution expenses incurred in connection with sales of shares of the Funds. Payments for distribution expenses may not exceed .25% of each Fund's average daily net assets. The Funds have not implemented the 12b-1 Plans since their commencement of investment operations, and therefore no amounts have been accrued for such fees in the accompanying financial statements.

--------------------------------------------------------------------------------
                                       21

--------------------------------------------------------------------------------
---------  NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4.  PORTFOLIO SECURITIES

   During the six months ended June 30, 1996, the cost of purchases and the proceeds from sales of securities, other than short-term securities, were as follows:

                                         EQUITY
                                       INCOME FUND
                                -------------------------
                                 PURCHASES       SALES
                                -----------   -----------
US Gov't Securities...........  $        --   $        --
All Others....................   55,758,439    35,296,988

                                      INTERMEDIATE
                                     GOVERNMENT FUND
                                -------------------------
                                 PURCHASES       SALES
                                -----------   -----------
US Gov't Securities...........  $22,865,774   $16,283,189
All Others....................           --     1,148,988

                                      INTERMEDIATE
                                        NEW YORK
                                     TAX-EXEMPT FUND

                                -------------------------
                                 PURCHASES       SALES
                                -----------   -----------
US Gov't Securities...........  $        --   $        --
All Others....................    4,673,470     5,400,730

5.  FEDERAL INCOME TAXES

   For federal income tax purposes, the Funds indicated below have capital loss carryforwards as of December 31, 1995 which are available to offset future capital gains, if any. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such amounts.

                                CAPITAL LOSS
                                CARRYFORWARD   EXPIRATION
                                ------------   ----------
Intermediate Government
  Fund........................   $1,358,600       2002
                                    681,600       2003
Intermediate New York
  Tax-Exempt Fund.............        2,900       2000
                                      5,600       2001
                                    377,300       2002
                                     91,500       2003

6.  WRITTEN OPTION ACTIVITY

   Transactions in written options during the six months ended June 30, 1996 were as follows:

                                   NUMBER       PREMIUMS
                                OF CONTRACTS    RECEIVED
                                ------------   ----------
EQUITY INCOME FUND:
Options outstanding at
  December 31, 1995...........        105      $  595,540
Options written during the six
  months ended June 30,
  1996........................      1,185         512,883
Options terminated in closing
  purchase transactions.......       (890)     (1,024,109)
Options expired...............        (50)        (25,026)
                                   ------      ----------
Options outstanding at June

  30, 1996....................        350      $   59,288
                                   ------      ----------

The cost of cancelling options in closing purchase transactions was $1,227,669, resulting in a net-short term capital gain of $203,560.

--------------------------------------------------------------------------------
                                       22

--------------------------------------------------------------------------------

---------

        DIRECTORS AND OFFICERS
         Eugene Sullivan, Director and Chairman of the Board
         Peter Herrick, Director
         Leif H. Olsen, Director
         Stephen Stamas, Director
         Edward L. Gardner, Director
         J. David Huber, Chief Executive Officer
         William J. Tomko, President
         Michael J. Brascetta, Vice President
         Mary A. Madick, Vice President
         Karen A. Doyle, Vice President
         Mark E. Nagle, Treasurer
         Martin R. Dean, Assistant Treasurer
         George O. Martinez, Secretary
         Alaina Metz, Assistant Secretary
         Bruce Treff, Assistant Secretary

         INVESTMENT ADVISER
         The Bank of New York

         ADMINISTRATOR AND DISTRIBUTOR
         BNY Hamilton Distributors, Inc.

         TRANSFER AGENT
         BISYS Fund Services, Inc.

         CUSTODIAN
         The Bank of New York

         INDEPENDENT ACCOUNTANTS
         Deloitte & Touche LLP

         LEGAL COUNSEL
         Sullivan & Cromwell

--------------------------------------------------------------------------------
                                       23

BNY HAMILTON DISTRIBUTORS, INC. IS THE FUNDS' DISTRIBUTOR AND IS UNAFFILIATED WITH THE BANK OF NEW YORK, THE INVESTMENT ADVISER.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for the Equity Income Fund, Intermediate Government Fund, or Intermediate New York Tax-Exempt Fund. For additional prospectuses, which contain more complete information, including charges and expenses, call 1-800-426-9363. Please read the prospectus carefully before investing or sending money.

         BNY HAMILTON FUNDS, INC.
          3435 Stelzer Road
          Columbus, Ohio 43219-3035

INVESTMENTS IN THE FUNDS ARE NOT DEPOSITS, ARE NEITHER GUARANTEED BY NOR OBLIGATIONS OF THE BANK OF NEW YORK AND ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN MUTUAL FUNDS INVOLVE RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

BNY-0040

             BNY HAMILTON
             FUNDS

             Semi-Annual Report
             June 30, 1996
             (Unaudited)

          o EQUITY INCOME FUND

          o INTERMEDIATE GOVERNMENT FUND

          o INTERMEDIATE NEW YORK TAX-EXEMPT FUND

                        [LOGO]

                                     PART C

                                OTHER INFORMATION

Item 24.   Financial Statements and Exhibits.

           (a)    Financial Statements:

                  The Financial Statements filed as part of this Registration Statement are as follows:


                  Audited Financial Statements of BNY Hamilton Money Fund as of December 31, 1995, and Unaudited Financial Statements of BNY Hamilton Money Fund as of June 30, 1996


                  -   Schedule of Investments
                  -   Statement of Assets and Liabilities
                  -   Statement of Operations
                  -   Statements of Changes in Net Assets
                  -   Financial Highlights
                  -   Notes to Financial Statements
                  -   Report of Independent Auditors


                  Audited Financial Statements of BNY Hamilton Intermediate Government Fund as of December 31, 1995, and Unaudited Financial Statements of BNY Hamilton Intermediate Government Fund as of June 30, 1996


                  -   Schedule of Investments
                  -   Statement of Assets and Liabilities
                  -   Statement of Operations
                  -   Statements of Changes in Net Assets
                  -   Financial Highlights
                  -   Notes to Financial Statements
                  -   Report of Independent Auditors


                  Audited Financial Statements of BNY Hamilton Intermediate New York Tax-Exempt Fund as of December 31,1995, and Unaudited Financial Statements of BNY Hamilton Intermediate New York Tax-Exempt Fund as of June 30, 1996


                  -   Schedule of Investments
                  -   Statement of Assets and Liabilities
                  -   Statement of Operations
                  -   Statements of Changes in Net Assets
                  -   Financial Highlights
                  -   Notes to Financial Statements

                  -   Report of Independent Auditors

                  Audited Financial Statements of BNY Hamilton Equity Income Fund as of December 31, 1995, and Unaudited Financial Statements of BNY Hamilton Equity Income Fund as of June 30, 1996


                  -   Schedule of Investments
                  -   Statement of Assets and Liabilities
                  -   Statement of Operations
                  -   Statements of Changes in Net Assets
                  -   Financial Highlights
                  -   Notes to Financial Statements
                  -   Report of Independent Auditors

           (b)    Exhibits:


                      Exhibit Number              Description
                      --------------              -----------
                       (1)(a)    Articles of Incorporation of Registrant.*
                          (b)    Articles of Amendment, dated June 29, 1992.*
                          (c)    Articles Supplementary, dated June 29,
                                 1994.*
                          (d)    Articles Supplementary, dated August 15,
                                 1995.*
                          (e)    Articles of Amendment, dated January 22, 1997.
                          (f)    Articles Supplementary, dated January 22, 1997.


                       (2)       Bylaws of Registrant.*

                       (3)       Not Applicable.

                       (4)(a) Form of Specimen stock certificate of common stock of BNY Hamilton Money Fund.*
                          (b) Form of Specimen stock certificate of common stock of BNY Hamilton Intermediate Government
                                 Fund.*
                          (c) Form of specimen stock certificate of common stock of BNY Hamilton Intermediate New York
                                 Tax-Exempt Fund.*
                          (d) Form of specimen stock certificate of common stock of BNY Hamilton Equity Income Fund.*

                       (5)(a)    Investment Advisory Agreement between BNY
                                 Hamilton Money Fund and The Bank of New York.*
                          (b)    Investment Advisory Agreement between BNY

                                 Hamilton Intermediate Government Fund and The
                                 Bank of New York.*
                          (c)    Investment Advisory Agreement between BNY
                                 Hamilton Intermediate New York Tax-Exempt Fund and The Bank of

                                 New York.*
                          (d)    Investment Advisory Agreement between BNY
                                 Hamilton Equity Income Fund and The Bank of New
                                 York.*
                          (e)    Investment Advisory Agreement between BNY
                                 Hamilton Treasury Money Fund and The Bank of
                                 New York.
                          (f)    Investment Advisory Agreement between BNY
                                 Hamilton Large Cap Growth Fund and The Bank of
                                 New York.
                          (g)    Investment Advisory Agreement between BNY
                                 Hamilton Small Cap Growth Fund and The Bank of
                                 New York.
                          (h)    Investment Advisory Agreement between BNY
                                 Hamilton International Equity Fund and The Bank of New York.
                          (i)    Investment Advisory Agreement between BNY
                                 Hamilton Intermediate Investment Grade Fund and
                                 The Bank of New York.
                          (j)    Investment Advisory Agreement between BNY
                                 Hamilton Intermediate Tax-Exempt Fund and The
                                 Bank of New York.
                          (k)    Sub-advisory agreement between BNY Hamilton
                                 International Equity Fund and

                       (6)(a)    Distribution Agreements between Registrant and
                                 BNY Hamilton Distributors, Inc.*

                          (b)    Supplement to Disbribution Agreements between
                                 Registrant and BNY Hamilton Distributors, Inc.

                       (7)       Not Applicable.

                       (8)(a)    Custody Agreement between Registrant and The
                                 Bank of New York.*
                          (b) Cash Management and Related Services Agreement between each series of Registrant and The Bank of New York.*
                          (c)    Supplement to Custody Agreement between
                                 Registrant and The Bank of New York.
                          (d)    Supplement to Cash Management and Related
                                 Services Agreement between Registrant and The
                                 Bank of New York.

                       (9)(a)    Administration Agreement between Registrant and
                                 BNY Hamilton Distributors, Inc.*

                          (b)    Fund Accounting Services Agreement between
                                 Registrant and The Bank of New York.*
                          (c)    Form of Transfer Agency Agreement between
                                 Registrant and BISYS Fund Services, Inc.*
                          (d)    Form of Shareholder Servicing Agreement.*
                          (e)    Form of Sub-Administration Agreement between
                                 BNY Hamilton Distributors, Inc. and The Bank of
                                 New York.*
                          (f)    Shareholder Servicing Plan of BNY Hamilton
                                 Money Fund (Hamilton Premier Shares).*
                          (g)    No longer applicable.

                          (h)    Shareholder Servicing Plan of BNY Hamilton
                                 Money Fund (Hamilton Classic Shares).*
                          (i)    Rule 18f-3 Plan of BNY Hamilton Money Fund.*
                          (j)    Supplement to Administration Agreement between
                                 Registrant and BNY Hamilton Distributors, Inc.
                          (k)    Supplement to Fund Accounting Services
                                 Agreement between Registrant and The Bank of
                                 New York.
                          (l)    Updated Transfer Agency Agreement between
                                 Registrant and BISYS Fund Services, Inc.
                          (m)    Shareholder Servicing Plan of BNY Hamilton
                                 Treasury Money Fund (Hamilton Premier Shares).
                          (n)    Revised Rule 18f-3 Plan of BNY Hamilton Funds, Inc.
                          (o)    Supplement to Form of Sub-Administration
                                 Agreement between BNY Hamilton Distributors, Inc.
                                 and The Bank of New York.

                       (10)      Opinion of Sullivan & Cromwell.*

                       (11)      Consent of Deloitte & Touche LLP.

                       (12)      Not Applicable.

                       (13)      Form of Seed Capital Agreement between
                                 Registrant and BNY Hamilton Distributors, Inc.*

                       (14)      Not Applicable.

                       (15)(a)   Rule 12b-1 Plan of BNY Hamilton Intermediate
                                 Government Fund.*
                           (b)   Rule 12b-1 Plan of BNY Hamilton Intermediate
                                 New York Tax-Exempt Fund.*
                           (c)   Rule 12b-1 Plan of BNY Hamilton Equity Income
                                 Fund.*
                           (d)   Rule 12b-1 Plan of BNY Hamilton Money Fund -
                                 Hamilton Classic Shares.*
                           (e)   Rule 12b-1 Plan of BNY Hamilton Large Cap
                                 Growth Fund - Investor Shares.
                           (f)   Rule 12b-1 Plan of BNY Hamilton Small Cap
                                 Growth Fund - Investor Shares.

                           (g)   Rule 12b-1 Plan of BNY Hamilton International
                                 Equity Fund - Investor Shares.
                           (h)   Rule 12b-1 Plan of BNY Hamilton Intermediate
                                 Investment Grade Fund - Investor Shares.
                           (i)   Rule 12b-1 Plan of BNY Hamilton Intermediate
                                 Tax-Exempt Fund - Investor Shares.

                       (16)      Schedule for computation of performance
                                 quotations.

                       (17)      Financial Data Schedule.


----------
* Previously filed.


Item 25.   Persons Controlled by or under Common Control with Registrant.


           No person is controlled by or under common control with the Registrant.



Item 26. Number of Record Holders of Securities as of December 31, 1996.


                                                                    Number
            Title of Class                                     of record holders
            --------------                                     -----------------
            BNY Hamilton Intermediate New York Tax-Exempt Fund         692
            BNY Hamilton Intermediate Government Fund                  767
            BNY Hamilton Equity Income Fund                          2,638
            BNY Hamilton Money Fund - Hamilton Shares                   47
            BNY Hamilton Money Fund - Hamilton Premier Shares        1,336
            BNY Hamilton Money Fund - Hamilton Classic Shares          327


Item 27.   Indemnification.

           Reference is made to Article VI of Registrant's Bylaws and the Distribution Agreement each filed as exhibits hereto.

           Registrant, its Directors and officers, the other investment companies administered by the Administrator, and persons affiliated with them are insured against certain expenses in connection with the defense of actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

           Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such Director, officers or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.   Business and Other Connections of Investment Adviser.

           The Registrant's investment adviser, The Bank of New York, is a New York trust company. The Bank of New York conducts a general banking and trust business. The Bank of New York is not affiliated with BNY Hamilton Distributors, Inc.

           To the knowledge of the Registrant, none of the directors or officers of The Bank of New York, except those set forth below, is engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names and principal businesses of each director of The Bank of New York who is engaged in another business, profession, vocation or employment of a substantial nature:

            Name                      Title/Company
            ----                      -------------

            Richard Barth............  Chairman, President and Chief Executive
                                       Officer of Ciba-Geigy Corporation
                                       (diversified chemical products)

            William R. Chaney........  Chairman and Chief Executive Officer of
                                       Tiffany & Co., (international designers,

                                       manufacturers and distributors of jewelry and fine goods)

            Ralph E. Gomory..........  President of Alfred P. Sloan Foundation,
                                       Inc. (private foundation)

            John C. Malone...........  President and Chief Executive Officer of
                                       Tele-Communications, Inc., (cable
                                       television multiple system operator)

            Donald L. Miller.........  Chief Executive Officer and Publisher of
                                       Our World News, LLC (media)

            Martha T. Muse...........  Chairman of the Tinker Foundation
                                       Incorporated (private foundation)

            Catherine A. Rein........  Executive Vice President of Metropolitan
                                       Life Insurance Company (insurance and
                                       financial services)

Item 29.   Principal Underwriter.


           (a) BNY Hamilton Distributors, Inc., which is located at 125 West 55th Street, New York, New York 10019, will act as exclusive distributor for the Registrant. The distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers.



           (b) The information required by this Item 29 with respect to each director, officer or partner of the Distributor is incorporated by reference to Schedule A of Form BD filed by the Distributor pursuant to the Securities Exchange Act of 1934.


           (c)    Not Applicable.

Item 30.   Location of Accounts and Records.

           All accounts, books and other documents required to be maintained by
           Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219-3035.

Item 31.   Management Services.

           Not Applicable.


Item 32.   Undertakings.

           The Registrant undertakes that, if requested to do so by 10% of its outstanding shares, the Registrant will promptly call a meeting of shareholders for the purpose of voting on the removal of a director or directors and Registrant will assist with shareholder communications as required by Section 16(c) of the Investment Company Act of 1940.

           The Registrant hereby also undertakes that so long as the information required by Item 5A of Form N-1A is contained in the latest annual report to shareholders and not in the prospectuses of each Fund (other than BNY Hamilton Money Fund), the Registrant will furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.


           The Registrant hereby also undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of registrant's 1993 Act registration statement.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of New York, and the State of New York on the 22nd day of January, 1997.


                                        BNY HAMILTON FUNDS, INC.


                                        By   /s/ William J. Tomko
                                           ------------------------------
                                                 William J. Tomko
                                                    President



Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the 22nd day of January, 1997.



Name                                        Title
----                                        -----
   /s/ Eugene J. Sullivan
________________________________    Director and Chairman of
      (Eugene J. Sullivan)            the Board of Directors


    /s/ Edward L. Gardner
________________________________    Director
       (Edward L. Gardner)

      /s/ Peter Herrick
________________________________    Director
         (Peter Herrick)

      /s/ Leif H. Olsen
________________________________    Director
         (Leif H. Olsen)


      /s/ Stephen Stamas

________________________________    Director
         (Stephen Stamas)

      /s/ James E. Quinn
________________________________    Director
         (James E. Quinn)

      /s/ J. David Huber
________________________________    Chief Executive Officer
         (J. David Huber)

                                  EXHIBIT INDEX


Exhibit
Number                Description                                    Page
------                -----------                                    ----
(1)(a)    Articles of Incorporation of Registrant.*
   (b)    Articles of Amendment, dated June 29, 1992.*
   (c)    Articles Supplementary, dated June 29, 1994.*
   (d)    Articles Supplementary, dated August 15, 1995.*
   (e)    Articles of Amendment, dated January 22, 1997.
   (f)    Articles Supplementary, dated January 22, 1997.

(2)       Bylaws of Registrant.*

(3)       Not Applicable.

(4)(a) Form of Specimen stock certificate of common stock of BNY Hamilton Money Fund.*
   (b) Form of Specimen stock certificate of common stock of BNY Hamilton Intermediate Government
          Fund.*
   (c) Form of specimen stock certificate of common stock of BNY Hamilton Intermediate New York
          Tax-Exempt Fund.*
   (d) Form of specimen stock certificate of common stock of BNY Hamilton Equity Income Fund.*

(5)(a)    Investment Advisory Agreement between BNY
          Hamilton Money Fund and The Bank of New York.*
   (b)    Investment Advisory Agreement between BNY
          Hamilton Intermediate Government Fund and The
          Bank of New York.*
   (c)    Investment Advisory Agreement between BNY
          Hamilton Intermediate New York Tax-Exempt Fund and The Bank of New York.*
   (d)    Investment Advisory Agreement between BNY
          Hamilton Equity Income Fund and The Bank of New
          York.*
   (e)    Investment Advisory Agreement between BNY
          Hamilton Treasury Money Fund and The Bank of
          New York.
   (f)    Investment Advisory Agreement between BNY
          Hamilton Large Cap Growth Fund and The Bank of
          New York.
   (g)    Investment Advisory Agreement between BNY
          Hamilton Small Cap Growth Fund and The Bank of
          New York.
   (h)    Investment Advisory Agreement between BNY

          Hamilton International Equity Fund and The Bank of New York.
   (i)    Investment Advisory Agreement between BNY
          Hamilton Intermediate Investment Grade Fund and
          The Bank of New York.
   (j)    Investment Advisory Agreement between BNY
          Hamilton Intermediate Tax-Exempt Fund and The
          Bank of New York.


   (k)    Sub-advisory agreement between BNY Hamilton
          International Equity Fund and Indosuez Asset
          Management.

(6)(a)    Distribution Agreements between Registrant and
          BNY Hamilton Distributors, Inc.*

   (b)    Supplement to Disbribution Agreements between
          Registrant and BNY Hamilton Distributors, Inc.

(7)       Not Applicable.

(8)(a)    Custody Agreement between Registrant and The
          Bank of New York.*
   (b) Cash Management and Related Services Agreement between each series of Registrant and The Bank of New York.*
   (c)    Supplement to Custody Agreement between
          Registrant and The Bank of New York.
   (d)    Supplement to Cash Management and Related
          Services Agreement between Registrant and The
          Bank of New York.

(9)(a)    Administration Agreement between Registrant and
          BNY Hamilton Distributors, Inc.*
   (b)    Fund Accounting Services Agreement between
          Registrant and The Bank of New York.*
   (c)    Form of Transfer Agency Agreement between
          Registrant and BISYS Fund Services, Inc.*
   (d)    Form of Shareholder Servicing Agreement.*
   (e)    Form of Sub-Administration Agreement between
          BNY Hamilton Distributors, Inc. and The Bank of
          New York.*
   (f)    Shareholder Servicing Plan of BNY Hamilton
          Money Fund (Hamilton Premier Shares).*
   (g)    No longer applicable.


   (h)    Shareholder Servicing Plan of BNY Hamilton
          Money Fund (Hamilton Classic Shares).*
   (i)    Rule 18f-3 Plan of BNY Hamilton Money Fund.*
   (j)    Supplement to Administration Agreement between

          Registrant and BNY Hamilton Distributors, Inc.
   (k)    Supplement to Fund Accounting Services
          Agreement between Registrant and The Bank of
          New York.
   (l)    Updated Transfer Agency Agreement between
          Registrant and BISYS Fund Services, Inc.
   (m)    Shareholder Servicing Plan of BNY Hamilton
          Treasury Money Fund (Hamilton Premier Shares).
   (n)    Revised Rule 18f-3 Plan of BNY Hamilton Funds, Inc.
   (o)    Supplement to Form of Sub-Administration
          Agreement between BNY Hamilton Distributors, Inc.
          and The Bank of New York.

(10)      Opinion of Sullivan & Cromwell.*

(11)      Consent of Deloitte & Touche LLP.

(12)      Not Applicable.

(13)      Form of Seed Capital Agreement between
          Registrant and BNY Hamilton Distributors, Inc.*

(14)      Not Applicable.

(15)(a)   Rule 12b-1 Plan of BNY Hamilton Intermediate
          Government Fund.*
    (b)   Rule 12b-1 Plan of BNY Hamilton Intermediate
          New York Tax-Exempt Fund.*
    (c)   Rule 12b-1 Plan of BNY Hamilton Equity Income
          Fund.*
    (d)   Rule 12b-1 Plan of BNY Hamilton Money Fund -
          Hamilton Classic Shares.*
    (e)   Rule 12b-1 Plan of BNY Hamilton Large Cap
          Growth Fund - Investor Shares.
    (f)   Rule 12b-1 Plan of BNY Hamilton Small Cap
          Growth Fund - Investor Shares.
    (g)   Rule 12b-1 Plan of BNY Hamilton International
          Equity Fund - Investor Shares.
    (h)   Rule 12b-1 Plan of BNY Hamilton Intermediate
          Investment Grade Fund - Investor Shares.
    (i)   Rule 12b-1 Plan of BNY Hamilton Intermediate
          Tax-Exempt Fund - Investor Shares.

(16)      Schedule for computation of performance
          quotations.

(17)      Financial Data Schedule.

----------
* Previously filed.